AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2007

                               File No. 333-50545
                                File No. 811-7924


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 13

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 68

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-865-5237
                (Name and Complete Address of Agent for Service)


                            SECURITIES BEING OFFERED:
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will be come effective:

          Immediately upon filing pursuant to paragraph (b) of Rule 485

     x    on May 1, 2007 pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a) of rule 485 on _____ pursuant to paragraph (a) of rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

                    CONSULTANT I VARIABLE ANNUITY PROSPECTUS

                                FLEXIBLE PREMIUM

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                          LINCOLN BENEFIT LIFE COMPANY

                               IN CONNECTION WITH

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

          STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142

            MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469

                        TELEPHONE NUMBER: 1-800-865-5237

                           FAX NUMBER: 1-877-525-2689



The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis. LINCOLN BENEFIT LIFE NO LONGER OFFERS THIS CONTRACT. IF YOU HAVE ALREADY PURCHASED THE CONTRACT YOU MAY CONTINUE TO MAKE PURCHASE PAYMENTS ACCORDING TO THE CONTRACT.

Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers fifty investment options, each of which is a Sub-Account of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Sub-Account invests exclusively in shares of Portfolios in one of the following underlying
Funds:

AIM VARIABLE INSURANCE FUNDS (SERIES I)

THE ALGER AMERICAN FUND (CLASS O)

DWS VARIABLE SERIES I (CLASS A)

DWS VARIABLE SERIES II (CLASS A)

FEDERATED INSURANCE SERIES

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

JANUS ASPEN SERIES (INSTITUTIONAL SHARES AND SERVICE SHARES)

LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)

MFS(R) VARIABLE INSURANCE TRUST(SM) (INITIAL CLASS)



OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

PREMIER VIT

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)

PUTNAM VARIABLE TRUST (CLASS IB)

STI CLASSIC VARIABLE TRUST

T. ROWE PRICE EQUITY SERIES, INC. (I)

T. ROWE PRICE INTERNATIONAL SERIES, INC. (I)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

WELLS FARGO VARIABLE TRUST FUNDS




--------------------------------------------------------------------------------
  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 2007.

Some of the portfolios described in this prospectus may not be available in your Contract. We may make available other investment options in the future.

You may not purchase a Contract if either you or the Annuitant are older than 90 years before we receive your application.

Your Contract Value will vary daily as a function of the investment performance of the Sub-Accounts to which you have allocated Purchase Payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Sub-Accounts. Benefits provided by this Contract, when based on the Fixed Account, are subject to a Market Value Adjustment, which may result in an upwards or downwards adjustment in withdrawal benefits, death benefits, settlement values, transfers to the Sub-Accounts.

In certain states the Contract may be offered as a group contract with individual ownership represented by


                                 1  PROSPECTUS

Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the content specifies otherwise.

This prospectus sets forth the information you ought to know about the Contract. You should read it before investing and keep it for future reference.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2007. The information in the Statement of Additional Information is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 46 of this prospectus.

At least once each year we will send you an annual statement. The annual statement details values and specific information for your Contract. It does not contain our financial statements. Our financial statements are set forth in the Statement of Additional Information. Lincoln Benefit will file annual and quarterly reports and other information with the SEC. You may read and copy any reports, statements or other information we file at the SEC's public reference room in Washington, D.C. You can obtain copies of these documents by writing to the SEC and paying a duplicating fee. Please call the SEC at 1-800-SEC-0330 for further information as to the operation of the public reference room. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.


                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEFINITIONS                                             4
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FEE TABLES                                              6
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QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT               8
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CONDENSED FINANCIAL INFORMATION                         11
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DESCRIPTION OF THE CONTRACTS                            11
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  Summary                                               11
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  Contract Owner                                        12
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  Annuitant                                             12
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  Modification of the Contract                          12
--------------------------------------------------------------------------------
  Assignment                                            12
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  Free Look Period                                      12
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PURCHASES AND CONTRACT VALUE                            12
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  Minimum Purchase Payment                              12
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  Automatic Payment Plan                                13
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  Allocation of Purchase Payments                       13
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  Contract Value                                        13
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  Separate Account Accumulation Unit Value              13
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  Transfer During Accumulation Period                   13
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  Market Timing & Excessive Trading                     14
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  Trading Limitations                                   14
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  Automatic Dollar Cost Averaging Program               15
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  Portfolio Rebalancing                                 16
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THE INVESTMENT AND FIXED ACCOUNT OPTIONS                17
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  Separate Account Investments                          17
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     The Portfolios                                     17
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     Voting Rights                                      20
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     Additions, Deletions, and Substitutions of Securities 20
--------------------------------------------------------------------------------
  The Fixed Account                                     21
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     General                                            21
--------------------------------------------------------------------------------
     Guaranteed Maturity Fixed Account Option           21
--------------------------------------------------------------------------------
     Market Value Adjustment                            22
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     Dollar Cost Averaging Fixed Account Option         23
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ANNUITY BENEFITS                                        23
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  Annuity Date                                          23
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  Annuity Options                                       23
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  Other Options                                         24
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  Annuity Payments: General                             24
--------------------------------------------------------------------------------
  Variable Annuity Payments                             24
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  Fixed Annuity Payments                                25
--------------------------------------------------------------------------------
  Transfers During the Annuity Period                   25
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  Death Benefit During Annuity Period                   25
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Certain Employee Benefit Plans                        25
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OTHER CONTRACT BENEFITS                                 25
--------------------------------------------------------------------------------
  Death Benefit                                         25
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  Beneficiary                                           29
--------------------------------------------------------------------------------
  Contract Loans for 403(b) Contracts                   30
--------------------------------------------------------------------------------
  Withdrawals (Redemptions)                             31
--------------------------------------------------------------------------------
  Systematic Withdrawal Program                         32
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  ERISA Plans                                           32
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  Minimum Contract Value                                32
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CONTRACT CHARGES                                        32
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  Mortality and Expense Risk Charge                     32
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  Administrative Charges                                33
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     Contract Maintenance Charge                        33
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     Administrative Expense Charge                      33
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     Transfer Fee                                       33
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  Sales Charges                                         33
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  Premium Taxes                                         35
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  Deduction for Separate Account Income Taxes           35
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  Other Expenses                                        35
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TAXES                                                   36
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  Taxation of Lincoln Benefit Life Company              36
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   Taxation of Variable Annuities in General            36
--------------------------------------------------------------------------------
  Income Tax Withholding                                38
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  Tax Qualified Contracts                               39
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DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT 43
--------------------------------------------------------------------------------
  Lincoln Benefit Life Company                          43
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  Separate Account                                      43
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  State Regulation of Lincoln Benefit                   44
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  Financial Statements                                  44
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ADMINISTRATION                                          44
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DISTRIBUTION OF CONTRACTS                               44
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LEGAL PROCEEDINGS                                       44
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LEGAL MATTERS                                           44
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ANNUAL REPORTS AND OTHER DOCUMENTS                      45
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REGISTRATION STATEMENT                                  45
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TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION 46
--------------------------------------------------------------------------------
APPENDIX A ACCUMULATION UNIT VALUES                     47
--------------------------------------------------------------------------------
APPENDIX B ILLUSTRATION OF A MARKET VALUE ADJUSTMENT    63
--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 3  PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION PERIOD - The period, beginning on the Issue Date, during which Contract Value builds up under Your Contract.

ACCUMULATION UNIT - A unit of measurement which we use to calculate Contract Value.

ANNUITANT - The living person on whose life the annuity benefits under a Contract are based.

ANNUITIZATION - The process to begin annuity payments under the Contract.

ANNUITIZED VALUE - The Contract Value adjusted by any applicable Market Value Adjustment and less any applicable taxes.

ANNUITY DATE - The date on which annuity payments are scheduled to begin.

ANNUITY PERIOD - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

ANNUITY UNIT - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

BENEFICIARY(IES) - The person(s) designated to receive any death benefits under the Contract.

COMPANY ("WE," "US," "OUR," "LINCOLN BENEFIT") -  Lincoln Benefit Life Company.

CONTRACT ANNIVERSARY -  Each anniversary of the Issue Date.

CONTRACT OWNER ("YOU," "YOUR") - The person(s) having the privileges of ownership defined in the Contract. If Your Contract is issued as part of a retirement plan, Your ownership privileges may be modified by the plan.

CONTRACT VALUE - The sum of the values of Your investment in the Sub-Accounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

CONTRIBUTION YEAR - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Sub-Account, or each anniversary of that date.

FIXED ACCOUNT - The portion of the Contract Value allocated to Our general account.

FIXED ANNUITY -  A series of annuity payments that are fixed in amount.

GUARANTEE PERIODS - A period of years for which we have guaranteed a specific effective annual interest rate on an amount allocated to the Fixed Account.

ISSUE DATE -  The date when the Contract becomes effective.

LATEST ANNUITY DATE - The latest date by which you must begin annuity payments under the Contract.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Contract loans.

MARKET VALUE ADJUSTMENT - An amount added to or subtracted from certain transactions involving Your interest in the Fixed Account, to reflect the impact of changing interest rates.

NET INVESTMENT FACTOR - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NON-QUALIFIED PLAN - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

PORTFOLIO(S) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PURCHASE PAYMENTS - Amounts paid to Us as premium for the Contract by you or on Your behalf.

QUALIFIED PLAN - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The amount paid upon complete surrender of the Contract, equal to the Contract Value, less any applicable premium taxes, Withdrawal Charge, and the contract maintenance charge and increased or decreased by any Market Value Adjustment.

TAX CODE -  The Internal Revenue Code of 1986, as amended.

TREASURY RATE - The U.S. Treasury Note Constant Maturity Yield for the preceding week as reported in Federal Reserve Bulletin Release H.15.

VALUATION DATE -  Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units and Annuity Units.


                                 4  PROSPECTUS

Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

VARIABLE ANNUITY - A series of annuity payments that vary in amount based on changes in the value of the Sub-Accounts to which Your Contract Value has been allocated.

WITHDRAWAL CHARGE - The contingent deferred sales charge that may be required upon some withdrawals.


                                 5  PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

Maximum Contingent Deferred Sales Charge - Withdrawal Charge (as a percentage of Purchase Payments)

            CONTRIBUTION YEAR                APPLICABLE CHARGE
                   1-2                              7%
                   3-4                              6%
                    5                               5%
                    6                               4%
                    7                               3%
                   8 +                              0%

 - 7%

TRANSFER FEE (Applies solely to the second and subsequent transfers within a calendar month. We are currently waiving the transfer fee) - $10.00

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING PORTFOLIO FEES AND EXPENSES.

ANNUAL CONTRACT MAINTENANCE CHARGE                                               $35.00
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET
VALUE DEDUCTED FROM EACH OF THE SUB-ACCOUNTS OF THE SEPARATE ACCOUNT)
Base Contract (without optional riders)
 Mortality and Expense Risk Charge                                                 1.15%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.25%
Base Contract (with Enhanced Death Benefit Rider)
 Mortality and Expense Risk Charge                                                 1.35%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.45%
Base Contract (with Enhanced Income Benefit Rider)
 Mortality and Expense Risk Charge                                                 1.50%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.60%
Base Contract (with Enhanced Death and Income Benefit Riders)
 Mortality and Expense Risk Charge                                                 1.55%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.65%
Base Contract (with Enhanced Death and Income Benefit Riders II)
 Mortality and Expense Risk Charge                                                 1.70%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.80%




THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH PORTFOLIO.


                                 6  PROSPECTUS

                                  Minimum                       Maximum
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
service (12b-1) fees,
and other
expenses)(without
waivers or
reimbursements)                    0.10%                         1.72%




(1)Expenses are shown as a percentage of Portfolio average daily net assets before any waiver or reimbursement as of December 31, 2006.

EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Portfolio fees and expenses and assumes no transfers or exchanges were made. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. Invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and,

.. elected the Enhanced Death and Income Benefit Riders II (with total Separate
  Account expenses of 1.80%).



The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                   1 Year      3 Years   5 Years  10 Years
--------------------------------------------------------------------------------
Costs Based on Maximum Annual      $991       $  1,708  $  2,357   $4,133
Portfolio Expenses
--------------------------------------------------------------------------------
Costs Based on Minimum Annual      $825       $  1,215  $  1,543   $2,554
Portfolio Expenses
--------------------------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                              1 Year      3 Years  5 Years       10 Years
-------------------------------------------------------------------------------
Costs Based on Maximum        $396       $  1,198  $2,017         $4,133
Annual Portfolio Expenses
-------------------------------------------------------------------------------
Costs Based on Minimum        $230       $    705  $1,203         $2,554
Annual Portfolio Expenses
-------------------------------------------------------------------------------



EXPLANATION OF EXPENSE EXAMPLES
PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. EXAMPLES 1 AND 2 ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT RIDERS II (TOTAL SEPARATE ACCOUNT EXPENSES OF 1.80%). IF THESE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF ANY, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.


                                 7  PROSPECTUS

QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT
The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the prospectus. Please read the prospectus carefully.

1. WHAT IS THE CONTRACT?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non-qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in the answer to Question 2. The amount of money accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Sub-Accounts of the Separate Account or allocated to the Fixed Account, as you instruct us. You may allocate your Contract Value to up to twenty-one options under the Contract, counting each Sub-Account and the Fixed Account as one option. We will treat all of your Contract Value allocated to the Fixed Account as one option for purposes of this limit, even if you have chosen more than one Guarantee Period. The value of your Contract will depend on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account.

Each Sub-Account will invest in a single investment portfolio (a "Portfolio") of an underlying fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios.

In some states, you may also allocate all or part of your Contract Value to the "Fixed Account", as described in the answer to Question 5.

2. WHAT ANNUITY OPTIONS DOES THE CONTRACT OFFER?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

.. a life annuity with payments guaranteed for zero to thirty years;

.. a joint and full survivorship annuity, with payments guaranteed for zero to thirty years; and

.. fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your annuity option at any time before annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Sub-Accounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Annuity Period you will have a limited ability to change the relative weighting of the Sub-Accounts on which your variable annuity payments are based or to increase the portion of your annuity payments consisting of Fixed Annuity payments.

3. HOW DO I BUY A CONTRACT?

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $1,200 in Purchase Payments during the first Contract Year. Purchase Payments must be at least $100, unless you enroll in an automatic payment plan. Your periodic payments in an automatic payment plan must be at least $25 per month. We may lower these minimums at our sole discretion. The maximum age of the oldest Contact Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application.

4. WHAT ARE MY INVESTMENT CHOICES UNDER THE CONTRACT?

You can allocate and reallocate your investment among the Sub-Accounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the Portfolios described in "The Investment and Fixed Account Options: Separate Account Investments."


Some of the Portfolios described in this prospectus may not be available in your Contract.

Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the prospectuses for the Portfolios.

5. WHAT IS THE FIXED ACCOUNT OPTION?

We offer two Fixed Account interest crediting options: the Guaranteed Maturity Fixed Account Option and the Dollar Cost Averaging Fixed Account Option.

You may allocate Purchase Payments to the Sub-Account(s) and the Fixed Account(s). Loan payments may


                                 8  PROSPECTUS
not be allocated to the Fixed Account(s). You may not transfer amounts into the DCA Fixed Account. The minimum amount that may be transferred into any one of the Guarantee Maturity Fixed Account Options is $500.

We will credit interest to amounts allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to the Guaranteed Maturity Fixed Account Option. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. At the end of each Guarantee Period, you may select a new Guarantee Period from among the choices we are then making available or transfer or withdraw the relevant amount from the Fixed Account without any Market Value Adjustment.

We may offer Guarantee Periods ranging from one to ten years in length. We are currently offering Guarantee Periods of one, three, five, seven, and ten years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. From time to time, however, we may change the interest rate that we offer to credit to new allocations to the Guaranteed Maturity Fixed Account Option and to amounts rolled over in the Fixed Account for new Guarantee Periods.

In addition, if you participate in our dollar cost averaging program, you may designate amounts to be held in the Dollar Cost Averaging Fixed Account Option until they are transferred monthly to the Sub-Accounts or Guarantee Periods of your choosing. When you make an allocation to the Fixed Account for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Sub-Accounts or Guarantee Periods. We will complete the transfers within one year of the allocation. In our discretion we may change the rate that we set for new allocations to the Fixed Account for the dollar cost averaging program. We will never, however, set a rate less than an effective annual rate of 3%.

A Market Value Adjustment may increase or decrease the amount of certain transactions involving the Fixed Account, to reflect changes in interest rates. As a general rule, we will apply a Market Value Adjustment to the following transactions:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount (which is described in the answer to Question 6);

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) it is necessary to meet IRS minimum withdrawal requirements; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

We determine the amount of a Market Value Adjustment using a formula that takes into consideration:

1) whether current interest rates differ from interest rates at the beginning of the applicable Guarantee Period; and

2) how many years are left until the end of the Guarantee Period.

As a general rule, if interest rates have dropped, the Market Value Adjustment will be an addition; if interest rates have risen, the Market Value Adjustment will be a deduction. It is therefore possible that if you withdraw an amount from the Fixed Account during a Guarantee Period, a Market Value Adjustment may cause you to receive less than you initially allocated to the Fixed Account.

6. WHAT ARE MY EXPENSES UNDER THE CONTRACT?


CONTRACT MAINTENANCE CHARGE. During the Accumulation Period, each year we subtract an annual contract maintenance charge of $35 from your Contract Value allocated to the Sub-Accounts. We will waive this charge if you pay $50,000 or more in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account.

During the Annuity Period, we will subtract the annual contract maintenance charge in equal parts from your annuity payments. We waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all payments are Fixed Annuity payments.


ADMINISTRATIVE EXPENSE CHARGE AND MORTALITY AND EXPENSE RISK CHARGE. We impose a mortality and expense risk charge at an annual rate of 1.15% of average daily net assets and an administrative expense charge at an annual rate of .10% of average daily net assets. If you select one of our optional enhanced benefit riders, however, we may charge you a higher mortality and expense risk charge. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

TRANSFER FEE. Although we currently are not charging a transfer fee, the Contract permits us to charge you up to


                                 9  PROSPECTUS

$10 per transfer for each transfer after the first transfer in each month.

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE). During the Accumulation Period, you may withdraw all or part of the value of your Contract before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant's death. Certain withdrawals may be made without payment of any Withdrawal Charge, which is a contingent deferred sales charge. Other withdrawals are subject to the Withdrawal Charge.

The Withdrawal Charge will vary depending on how many complete years have passed since you paid the Purchase Payment being withdrawn. The Withdrawal Charge applies to each Purchase Payment for seven complete years from the date of the Payment (each a "Contribution Year") as follows:

                 CONTRIBUTION                       APPLICABLE
                     YEAR                             CHARGE
                     1-2                                7%
                     3-4                                6%
                      5                                 5%
                      6                                 4%
                      7                                 3%
                     8 +                                0%


In determining Withdrawal Charges, we will deem your Purchase Payments to be withdrawn on a first-in, first-out basis.

Each year, free of Withdrawal Charges or any otherwise applicable Market Value Adjustment, you may withdraw the Free Withdrawal Amount, which equals:

  (a) the greater of:

  .  earnings not previously withdrawn; or

  .  15% of your total Purchase Payments made in the most  recent seven years;
     plus

  (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

In most states, we also may waive the Withdrawal Charge if you:

1) require long-term medical or custodial care outside the home;

2) become unemployed; or

3) are diagnosed with a terminal illness.

These provisions will apply to the Annuitant, if the Contract is owned by a company or other legal entity. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability. As described in the answer to Question 5, we may increase or decrease certain withdrawals by a Market Value Adjustment.


PREMIUM TAXES. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any premium taxes relating to the Contract may be deducted from Purchase Payments or the Contract Value when the tax is incurred or at a later time. State premium taxes generally range from 0% to 3.5%.


OTHER EXPENSES. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

7. HOW WILL MY INVESTMENT IN THE CONTRACT BE TAXED?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

8. DO I HAVE ACCESS TO MY MONEY?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some qualified plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must at least equal $500.

Although you have access to your money during the Accumulation Period, certain charges, such as the contract maintenance charge, the Withdrawal Charge, and premium tax charges, may be deducted on a surrender or withdrawal. You may also incur federal income tax liability or tax penalties. In addition, if you have allocated some of the value of your Contract to the Fixed Account, the amount of your surrender proceeds or withdrawal may be increased or decreased by a Market Value Adjustment.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

9. WHAT IS THE DEATH BENEFIT?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a living person. To obtain payment of the Death Benefit, the Beneficiary must submit to us a complete request for


                                 10  PROSPECTUS
payment of the death benefit, which includes due proof of death as specified in the Contract.

The standard death benefit is the greatest of the following:

1) your total Purchase Payments reduced by a withdrawal adjustment;

2) your Contract Value;

3) the amount you would have received by surrendering your Contract; or

4) your Contract Value on each Contract Anniversary evenly divisible by seven increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment.

We also offer an optional enhanced death benefit rider, which is described later in this prospectus.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

10. WHAT ELSE SHOULD I KNOW?


ALLOCATION OF PURCHASE PAYMENTS. You allocate your initial Purchase Payment among the Sub-Accounts and the Fixed Account in your Contract application. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.


TRANSFERS. During the Accumulation Period, you may transfer Contract Value among the Sub-Accounts and from the Sub-Accounts to the Fixed Account. You may not make a transfer, however, that would result in your allocating your Contract Value to more than twenty-one options under the Contract. While you may also transfer amounts from the Fixed Account, a Market Value Adjustment may apply. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing programs. You may not use both programs at the same time.

Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Sub-Account of your choosing, including other Sub-Accounts or the Fixed Account. Transfers from the Dollar Cost Averaging Fixed Account may be made monthly only. Transfers from Sub-Accounts may be made monthly, quarterly, or annually.

Under the Portfolio Rebalancing Program, you can maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not include the Fixed Account in a Portfolio Rebalancing Program. You also may not elect rebalancing after annuitization.

During the Annuity Period, you may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub-Accounts or from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers, however, must be at least six months apart. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.


FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

11. WHO CAN I CONTACT FOR MORE INFORMATION?

You can write to us at Lincoln Benefit Life Company, P.O. Box 80469, Lincoln, NE 68501-0469, or call us at (800) 865-5237.


CONDENSED  FINANCIAL  INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Sub-Account for 1998 through 2006.
Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Sub-Account. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The Separate Account's financial statements, which are comprised of the financial statements of the underlying sub-accounts, as of December 31, 2006, are included in the Statement of Additional Information. Lincoln Benefit's financial statements as of December 31, 2006, are included in the Statement of Additional Information.


DESCRIPTION OF THE CONTRACTS

SUMMARY. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You


                                 11  PROSPECTUS
may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Sub-Accounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.


CONTRACT OWNER. As the Contract Owner, you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application. The Contract cannot be jointly owned by both a non-living person and a living person. Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefit section.


ANNUITANT. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If your Contract was issued under a plan qualified under Section 403(b), 408 or 408A of the Tax Code, you must be the Annuitant. If the Contract is a non-qualified Contract, you may also designate a Joint Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.


MODIFICATION OF THE CONTRACT. Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT. Before the Annuity Date, if the Annuitant is still alive, you may assign an interest in the Contract if it is a non-qualified Contract. If a Contract is issued pursuant to a Qualified Plan, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

BECAUSE OF THE POTENTIAL TAX CONSEQUENCES AND ERISA ISSUES ARISING FROM AN ASSIGNMENT, YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments.

In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Currently, if you live in one of those states, on the Issue Date we will allocate your Purchase Payment to the Sub-Accounts and the Fixed Account Options as you specified in your application. However, we reserve the right in the future to delay allocating your Purchase Payments to the Sub-Accounts you have selected or to the Fixed Account until 20 days after the Issue Date or, if your state's free look period is longer than ten days, for ten days plus the period required by state law. During that time, we will allocate your Purchase Payment to the Fidelity Money Market Sub-Account. Your Contract will contain specific information about your free-look rights in your state.


PURCHASES AND CONTRACT VALUE

MINIMUM PURCHASE PAYMENT. The minimum initial Purchase Payment for a Contract is $1,200. You may pay it in a lump sum or in installments of your choice over the first Contract Year. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $100 or more. Subsequent Purchase Payments made as part of an Automatic Payment Plan, however, may be as small as $25 per month. However, each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, or purchase payments designated for the Guaranteed Maturity Fixed Account Option that are


                                 12  PROSPECTUS
lower than $500, such amounts will be allocated to the Fidelity Money Market Portfolio.We may lower these minimums if we choose. We may refuse any Purchase Payment at any time.


AUTOMATIC PAYMENT PLAN. You may make scheduled Purchase Payments of $25 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.


ALLOCATION OF PURCHASE PAYMENTS. Your Purchase Payments are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

You initially may allocate your Purchase Payments to up to twenty-one options, counting each Sub-Account and the Fixed Account as one option. For this purpose, we will treat all of your allocations to the Fixed Account as one option, even if you choose more than one Guarantee Period. You may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions, but we will not execute instructions that would cause you to have Contract Value in more than twenty-one options. In the future, we may waive this limit.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

In some states, however, we are required to return at least your Purchase Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Sub-Account. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Sub-Accounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.


CONTRACT VALUE. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.


SEPARATE ACCOUNT ACCUMULATION UNIT VALUE. As a general matter, the Accumulation Unit Value for each Sub-Account will rise or fall to reflect changes in the share price of the Portfolio in which the Sub-Account invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine Withdrawal Charges, transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Sub-Account. We also determine a separate set of Accumulation Unit Values reflecting the cost of the enhanced benefit riders described beginning on page 28. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Sub-Account. We determine the Accumulation Unit Value for each Sub-Account Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Accumulation Unit Value of the corresponding Sub-Account and, therefore, your Contract Value.


TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and the Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future. You may not make a transfer that would result in your allocating your Contract Value to more than twenty-one options under the Contract at one time.


                                 13  PROSPECTUS

As a general rule, we only make transfers on days when the NYSE is open for business. If we receive your request on one of those days, we will make the transfer that day. Requests received before 4:00 p.m. will be effected on that day at that day's price. Requests received after 4:00 p.m. will be effected on the next day on which the NYSE is open for business, at that day's price. If you transfer an amount from the Fixed Account to a Sub-Account before the end of the applicable Guarantee Period or you allocate an amount in the Fixed Account to a new Guarantee Period before the end of the existing Guarantee Period, we usually will increase or decrease the amount by a Market Value Adjustment. The calculation of the Market Value Adjustment is described in "Market Value Adjustment" on page 22.

Transfers within 30 days after the end of the applicable Guarantee Period are not subject to a Market Value Adjustment.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option. You may not transfer Contract Value out of the Dollar Cost Averaging Fixed Account Option except as part of a Dollar Cost Averaging program.

We may charge you the transfer fee described on page 6, although we currently are waiving it. At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the phone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Sub-Accounts in any Contract year, or to refuse any Variable Sub-Account transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to the Contract Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts/Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract/Policy Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract/Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract/Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract/Policy year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract/Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract/Policy Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:


                                 14  PROSPECTUS

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract/Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract/Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract/Policy Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract/Policy Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract/Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio.
 Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


AUTOMATIC DOLLAR COST AVERAGING PROGRAM. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Dollar Cost Averaging Fixed Account Option or a Sub-Account of your choosing. The interval between transfers from the Dollar Cost Averaging Fixed Account may be monthly only. The interval between transfers from Sub-Accounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. However, if you wish to Dollar Cost Average to a Guaranteed Maturity Fixed Account Option, the minimum amount that must be transferred into any one Option is $500. We may change this minimum or grant exceptions. For each purchase payment allocated to this Option, your first monthly transfer will occur 25 days after such purchase payment. If we do not receive an allocation from you within 25 days of the purchase payment, we will transfer the payment plus associated interest to the Fidelity Money Market Variable Sub-Account in equal monthly payments. You may not use the Dollar Cost Averaging program to transfer amounts from the Guaranteed Maturity Fixed Account Option.

Your request to participate in this program will be effective when we receive your completed application at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfers under a Dollar Cost Averaging program. We will not charge a transfer fee for Dollar Cost Averaging.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a


                                 15  PROSPECTUS
declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new Purchase Payments (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually. We will not charge a transfer fee for Portfolio Rebalancing. A one-time request to rebalance the amounts allocated to the Sub-Accounts is not part of a Portfolio Rebalancing program and is subject to all of the requirements that are applicable to transfers. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office. You may not include the Fixed Account in a Portfolio Rebalancing program.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you request Portfolio Rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your Issue Date. Otherwise, your first rebalancing will occur twenty-five days after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Sub-Accounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.


                                 16  PROSPECTUS

THE INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

SEPARATE ACCOUNT INVESTMENTS


THE PORTFOLIOS. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-Accounts of the Separate Account.


PORTFOLIO               EACH PORTFOLIO SEEKS           INVESTMENT ADVISER
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital    A I M ADVISORS, INC.
 Fund - Series I                                       /(1)/
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American Growth   Long-term capital
 Portfolio - Class O     appreciation
-------------------------------------------------------
Alger American Income   To provide a high level of
 & Growth Portfolio -    dividend income.  Its
 Class O                 secondary goal is to provide
                         capital appreciation.         FRED ALGER MANAGEMENT,
-------------------------------------------------------INC.
Alger American          Long-term capital
 Leveraged AllCap        appreciation
 Portfolio - Class O
-------------------------------------------------------
Alger American MidCap   Long-term capital
 Growth Portfolio -      appreciation
 Class O
-------------------------------------------------------
Alger American Small    Long-term capital
 Capitalization          appreciation
 Portfolio - Class O
-------------------------------------------------------------------------------
DWS VARIABLE SERIES I
-------------------------------------------------------------------------------
DWS Bond VIP - Class A  To maximize total return
                         consistent with preservation
                         of capital and prudent
                         investment management, by
                         investing for both current
                         income and capital
                         appreciation
-------------------------------------------------------DEUTSCHE INVESTMENT
DWS Global              Above-average capital          MANAGEMENT AMERICAS INC.
 Opportunities VIP -     appreciation over the long
 Class A                 term
-------------------------------------------------------
DWS Growth & Income     Long-term growth of capital,
 VIP - Class A           current income and growth of
                         income
-------------------------------------------------------
DWS International VIP   Long-term growth of capital
 - Class A               primarily through
                         diversified holdings of
                         marketable foreign equity
                         investments
-------------------------------------------------------------------------------
DWS VARIABLE SERIES II
-------------------------------------------------------------------------------
DWS Balanced VIP -      High total return, a           DEUTSCHE INVESTMENT
 Class A                 combination of income and     MANAGEMENT AMERICAS INC.
                         capital appreciation
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Federated Capital       High current income and        FEDERATED EQUITY
 Income Fund II          moderate capital              MANAGEMENT COMPANY OF
                         appreciation                  PENNSYLVANIA
-------------------------------------------------------------------------------
Federated Fund for      Current income
 U.S. Government                                       FEDERATED INVESTMENT
 Securities II                                         MANAGEMENT COMPANY
-------------------------------------------------------
Federated High Income   High current income
 Bond Fund II
-------------------------------------------------------------------------------

                                 17  PROSPECTUS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      To obtain high total return
 Manager(SM) Portfolio   with reduced risk over the
 - Initial Class         long term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation.
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP            Reasonable Income.  The fund
 Equity-Income           will also consider the
 Portfolio - Initial     potential for capital
 Class                   appreciation.  The fund's
                         goal is to achieve a yield
                         which exceeds the composite
                         yield on the securities       FIDELITY MANAGEMENT &
                         comprising the Standard &     RESEARCH COMPANY
                         Poor's 500(SM) Index (S&P
                         500(R)).
-------------------------------------------------------
Fidelity VIP Growth     To achieve capital
 Portfolio - Initial     appreciation.
 Class
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Initial     correspond to the total
 Class                   return of common stocks
                         publicly traded in the
                         United States, as
                         represented by the Standard
                         & Poor's 500(SM) Index (S&P
                         500(R)).
-------------------------------------------------------
Fidelity VIP Money      As high a level of current
 Market Portfolio -      income as is consistent with
 Initial Class           preservation of capital and
                         liquidity.
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital.
 Portfolio - Initial
 Class
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term capital growth,
 Balanced Portfolio -    consistent with preservation
 Institutional Shares    of capital and balanced by
                         current income.
-------------------------------------------------------
Janus Aspen Series      To obtain maximum total
 Flexible Bond           return, consistent with
 Portfolio -             preservation of capital.
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital.   JANUS CAPITAL MANAGEMENT
 Foreign Stock                                         LLC
 Portfolio - Service
 Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Large Cap Growth        in a manner consistent with
 Portfolio -             the preservation of capital.
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series Mid  Long-term growth of capital
 Cap Growth Portfolio
 - Institutional
 Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Worldwide Growth        in a manner consistent with
 Portfolio -             the preservation of capital.
 Institutional Shares
-------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-------------------------------------------------------------------------------
Legg Mason Partners     Long-term growth of capital    LEGG MASON PARTNERS FUND
 Variable Investors      with current income as a      ADVISOR, LLC
 Portfolio - Class I     secondary objective
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
-------------------------------------------------------------------------------
MFS Emerging Growth     Capital appreciation
 Series - Initial
 Class
-------------------------------------------------------
MFS Investors Trust     Capital appreciation
 Series - Initial                                      MFS(TM) INVESTMENT
 Class                                                 MANAGEMENT
-------------------------------------------------------
MFS New Discovery       Capital appreciation
 Series - Initial
 Class
-------------------------------------------------------
MFS Research Series -   Capital appreciation
 Initial Class
-------------------------------------------------------
MFS Total Return        Total return
 Series - Initial
 Class
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Main        Capital appreciation.
 Street Small Cap                                      OPPENHEIMERFUNDS, INC.
 Fund(R)/ VA - Service
 Shares
-------------------------------------------------------------------------------

                                 18  PROSPECTUS


PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond  Maximum total return,
 Portfolio (U.S.         consistent with preservation
 Dollar-Hedged) -        of capital and prudent        PACIFIC INVESTMENT
 Administrative Shares   investment management.        MANAGEMENT COMPANY LLC
-------------------------------------------------------
PIMCO VIT Total Return  Maximum total return,
 Portfolio -             consistent with preservation
 Administrative Shares   of capital and prudent
                         investment management.
-------------------------------------------------------------------------------
PREMIER VIT
-------------------------------------------------------------------------------
Premier VIT OpCap       Growth of capital and
 Balanced Portfolio      investment income
-------------------------------------------------------
Premier VIT OpCap       Capital appreciation through   OPCAP ADVISORS LLC
 Small Cap Portfolio     a diversified portfolio
                         consisting primarily of
                         securities of companies with
                         market capitalizations of
                         under $2.2 billion at time of
                         purchase.
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT               Capital growth. Current        PUTNAM INVESTMENT
 International Growth    income is a secondary         MANAGEMENT, LLC
 and Income Fund -       objective.
 Class IB
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST
-------------------------------------------------------------------------------
STI Classic Capital     Capital appreciation
 Appreciation                                          TRUSCO CAPITAL
 Fund/(2)/                                             MANAGEMENT, INC.
-------------------------------------------------------
STI Classic Large Cap   Capital appreciation with the
 Value Equity Fund       secondary goal of current
                         income
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price Equity    Substantial dividend income
 Income Portfolio - I    as well as long-term growth
                         of capital.
-------------------------------------------------------T. ROWE PRICE
T. Rowe Price Mid-Cap   Long-term capital              ASSOCIATES, INC.
 Growth Portfolio - I    appreciation
 /(3)/
-------------------------------------------------------
T. Rowe Price New       Long-term growth of capital
 America Growth
 Portfolio - I
-------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price           Long-term growth of capital    T. ROWE PRICE
 International Stock                                   INTERNATIONAL, INC.
 Portfolio - I
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT          Capital growth
 Aggressive Growth                                     VAN KAMPEN ASSET
 Portfolio, Class II                                   MANAGEMENT
-------------------------------------------------------
Van Kampen LIT Growth   Long-term growth of capital
 and Income Portfolio,   and income.
 Class II
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF U.S.     Above-average total return
 Mid Cap Value           over a market cycle of three  VAN KAMPEN /(4)/
 Portfolio, Class I      to five years by investing
                         in common stocks and other
                         equity securities.
-------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
-------------------------------------------------------------------------------
Wells Fargo Advantage   Long-term capital
 VT Discovery Fund       appreciation.                 WELLS FARGO FUNDS
-------------------------------------------------------MANAGEMENT, LLC
Wells Fargo Advantage   Long-term capital
 VT Opportunity          appreciation.
 Fund(SM)
-------------------------------------------------------------------------------



(1) A Fund's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

(2) Effective May 31, 2007, the STI Classic Capital Appreciation Fund will change its name to STI Classic Large Cap Growth Stock Fund.

(3) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                 19  PROSPECTUS

Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the net Purchase Payments you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.


VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person. Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.


ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.


                                 20  PROSPECTUS

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

  (a) to operate the Separate Account in any form permitted by law;

  (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

  (c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

  (d) to add, combine, or remove Sub-Accounts in the Separate Account; and

  (e) to change the way in which we assess charges, as long as the total charges do not exceed the maximum amount that may be charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT

GENERAL. You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Loan payments may not be allocated to the Fixed Account(s). Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. The Fixed Account may not be available in all states. Please contact us at 1-800-865-5237 for current information.


GUARANTEED MATURITY FIXED ACCOUNT OPTION. We will credit interest to each amount allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to this option. We will declare the interest rate that we will guarantee to credit to that amount for that Guarantee Period. Each amount allocated to a Guarantee Period under this option must be at least $500. We reserve the right to limit the number of additional Purchase Payments that may be allocated to this option.

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may offer Guarantee Periods ranging from one to ten years in length. We will decide in our discretion which Guarantee Periods to offer. Currently, we offer Guarantee Periods of one, three, five, seven and ten years. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will credit interest daily to each amount allocated to a Guarantee Period under this option at a rate which compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

The following example illustrates how a Purchase Payment allocated to this option would grow, given an assumed Guarantee Period and effective annual interest rate:

EXAMPLE
Purchase Payment                     $10,000
Guarantee Period                           5years
Effective Annual Rate                   4.50%



                                           END OF CONTACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value                  $10,000.00
 X (1 + Effective
 Annual Rate)              X 1.045
                        ----------
                        $10,450.00
Contract Value at end
 of Contract Year                   $10,450.00
 X (1 + Effective
 Annual Rate)                          X 1.045
                                    ----------
                                    $10,920.25
Contract Value at end
 of Contract Year                               $10,920.25
 X (1 + Effective
 Annual Rate)                                      X 1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year                                           $11,411.66
 X (1 + Effective
 Annual Rate)                                                  X 1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year                                                        $11,925.19
 X (1 + Effective
 Annual Rate)                                                               X 1.045
                                                                         ----------
                                                                         $12,461.82





                                 21  PROSPECTUS

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 -
$10,000)

NOTE: This example assumes no withdrawals during the entire five-year Guarantee
   Period. If you were to make a partial withdrawal, you might be required to pay a Withdrawal Charge and the amount withdrawn might be increased or decreased by a Market Value Adjustment. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on relevant factors such as then current interest rates, regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. For current interest rate information, please contact us at 1-800- 865-5237.

WE WILL DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE.

At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. If so, we will automatically keep the relevant amount in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period will be the same length as the expiring Guarantee Period and will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for Guarantee Periods of that length; or

2) allocate the relevant Contract Value to one or more new Guarantee Periods of your choice in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of the relevant amount to one or more Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of the relevant amount through a partial withdrawal. You may be required to pay a Withdrawal Charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends.

Under our Automatic Laddering Program, you may choose, in advance, to use Guarantee Periods of the same length for all renewals in the Guaranteed Maturity Fixed Account Option. You can select this program at any time during the Accumulation Period, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this program at any time.


MARKET VALUE ADJUSTMENT. We may increase or decrease the amount of some transactions involving your investment in the Guaranteed Maturity Fixed Account Option to include a Market Value Adjustment. The formula for determining Market Value Adjustments reflects changes in interest rates since the beginning of the relevant Guarantee Period. As a result, you will bear some of the investment risk on amounts allocated to the Guaranteed Maturity Fixed Account Option.

As a general rule, we will apply a Market Value Adjustment to the following transactions involving your Fixed Account balance:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount, as described on page 21;

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction, to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) you make a withdrawal to satisfy the IRS' required minimum distribution rules for this Contract; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment. This formula primarily compares:

1) the Treasury Rate at the time of the relevant transaction for a maturity equal in length to the relevant Guarantee Period; and

2) the Treasury Rate at the beginning of the Guarantee Period for a maturity equal in length to the Guarantee Period.

Generally, if the Treasury Rate at the beginning of the Guarantee Period is higher than the corresponding current Treasury Rate, then the Market Value Adjustment will increase the amount payable to you or transferred. Similarly, if the Treasury Rate at the beginning of the Guarantee Period is lower than the corresponding


                                 22  PROSPECTUS
current Treasury Rate, then the Market Value Adjustment will reduce the amount payable to you or transferred.

For example, assume that you purchased a Contract and selected an initial Guarantee Period of five years and the five-year Treasury Rate for that duration is 4.50%. Assume that at the end of three years, you make a partial withdrawal. If, at that later time, the current five-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Similarly, if the current five-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may also allocate Purchase Payments to the Dollar Cost Averaging Fixed Account Option. We will credit interest to Purchase Payments allocated to this option for up to one year at the current rate that we declare when you make the allocation. The effective annual rate will never be less than 3%. You may not transfer funds to this option from the Sub-Accounts or the Guaranteed Maturity Fixed Account Option. We will follow your instructions in transferring amounts from this option to the Sub-Accounts or the Guaranteed Maturity Fixed Account Option on a monthly basis only, as described in "Automatic Dollar Cost Averaging Program" on page 15 of this prospectus.


ANNUITY BENEFITS

ANNUITY DATE. You may select the Annuity Date, which is the date on which annuity payments are to begin, in your application. The Annuity Date must always be the business day on or immediately following the tenth day of a calendar month.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is on or immediately following the later of the 10th Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

.. the year of your separation from service; or

.. April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If your Contract was purchased by a Qualified Plan, we may require you to annuitize by the date required by the Tax Code.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.


ANNUITY OPTIONS. You may elect an Annuity Option at any time before the Annuity Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Option. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default Option. The default Options are:

.. Option A with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

.. Option B with 10 years (120 months) guaranteed, if you have designated joint
  Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least thirty days before the Annuity Date.

Three Annuity Options are generally available under the Contract. Each is available in the form of:

.. a Fixed Annuity;

.. a Variable Annuity; or

.. a combination of both Fixed and Variable Annuity.

The three Annuity Options are:

OPTION A: LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION B: JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION C, PAYMENTS FOR A SPECIFIED PERIOD CERTAIN OF 5 YEARS TO 30 YEARS. We make periodic payments for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option, and request Variable Annuity payments, you may at any time before the period expires request a lump sum payment. If you elected Variable Annuity payments, the lump sum payment will depend on:


                                 23  PROSPECTUS

.. the investment results of the Sub-Accounts you have selected,

.. the Contract Value at the time you elected annuitization, and

.. the length of the remaining period for which the payee would be entitled to payments.

No lump sum payment is available if you request Fixed Annuity payments. If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

If you choose Income Plan A or B, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 31 below, however, we will subtract any applicable Withdrawal Charge and increase or decrease your surrender proceeds by any applicable Market Value Adjustment.


OTHER OPTIONS. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408 or 408A of the Tax Code, we will only make payments to you and/or your spouse.


ANNUITY PAYMENTS: GENERAL. On the Annuity Date, we will apply the Annuitized Value of your Contract to the Annuity Option you have chosen. Your annuity payments may consist of Variable Annuity payments or Fixed Annuity payments or a combination of the two. We will determine the amount of your annuity payments as described in "Variable Annuity Payments" and "Fixed Annuity Payments" beginning on page 25.

You must notify us in writing at least 30 days before the Annuity Date how you wish to allocate your Annuitized Value between Variable Annuity and Fixed Annuity payments. You must apply at least the Contract Value in the Fixed Account on the Annuity Date to Fixed Annuity payments. If you wish to apply any portion of your Fixed Account balance to your Variable Annuity payments, you should plan ahead and transfer that amount to the Sub-Accounts prior to the Annuity Date. If you do not tell us how to allocate your Contract Value among Fixed and Variable Annuity payments, we will apply your Contract Value in the Separate Account to Variable Annuity payments and your Contract Value in the Fixed Account to Fixed Annuity payments.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear.

YOU MAY NOT WITHDRAW CONTRACT VALUE DURING THE ANNUITY PERIOD, IF WE ARE MAKING PAYMENTS TO YOU UNDER ANY ANNUITY OPTION, SUCH AS OPTION A OR B ABOVE, INVOLVING PAYMENT TO THE PAYEE FOR LIFE OR ANY COMBINATION OF PAYMENTS FOR LIFE AND MINIMUM GUARANTEE PERIOD FOR A PREDETERMINED NUMBER OF YEARS.


VARIABLE ANNUITY PAYMENTS. One basic objective of the Contract is to provide Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity Payments will depend upon the investment results of the Sub-Accounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Annuity payments. The Variable Annuity payments may be more or less than your total Purchase Payments because (a) Variable Annuity payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Annuity payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Annuity payments will be greater than Variable Annuity payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.


                                 24  PROSPECTUS

The investment results of the Sub-Accounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 31/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Annuity payments will decrease. The dollar amount of the Variable Annuity payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Annuity payments will increase if the net investment return exceeds the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine Variable Annuity Payments.


FIXED ANNUITY PAYMENTS. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected.

As a general rule, subsequent Fixed Annuity payments will be equal in amount to the initial payment. However, as described in "Transfers During the Annuity Period" below, after the Annuity Date, you will have a limited ability to increase the amount of your Fixed Annuity payments by making transfers from the Sub-Accounts.

We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit any applicable interest at a rate at least as high as state law requires.


TRANSFERS DURING THE ANNUITY PERIOD. During the Annuity Period, you will have a limited ability to make transfers among the Sub-Accounts so as to change the relative weighting of the Sub-Accounts on which your Variable Annuity payments will be based. In addition, you will have a limited ability to make transfers from the Sub-Accounts to increase the proportion of your annuity payments consisting of Fixed Annuity payments. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

You may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub-Accounts or make transfers from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers must be at least six months apart.


DEATH BENEFIT DURING ANNUITY PERIOD. If any Contract Owner dies after the Annuity Date, the successor Contract Owner will receive any guaranteed annuity payments scheduled to continue. If the successor Owner dies before all of the guaranteed payments have been made, we will continue the guaranteed payments to the Beneficiary(ies). After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining guaranteed payments to the Beneficiary. The amount and number of these guaranteed payments will depend on the Annuity Option in effect at the time of the Annuitant's death. After the Annuitant's death, any remaining guaranteed payments will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CERTAIN EMPLOYEE BENEFIT PLANS. The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


OTHER CONTRACT BENEFITS

DEATH BENEFIT:  GENERAL.  We will pay a distribution on death, if:

1) the Contract is in force;

2) annuity payments have not begun; and

3) either:

  (a) any Owner dies; or

  (b) any Annuitant dies and the Owner is a non-living person.


DUE PROOF OF DEATH. A complete request for settlement of the Death Proceeds must be submitted before the Annuity Date. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete request for settlement of the Death Proceeds. A complete request must include "Due Proof of Death". We will accept the following documentation as Due Proof of Death:

.. a certified original copy of the Death Certificate;

.. a certified copy of a court decree as to the finding of death; or

.. a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.


DEATH PROCEEDS. If we receive a complete request for settlement of the Death Proceeds within 180 days of the date of your death, the Death Proceeds are equal to the Death Benefit described below. Otherwise, the Death Proceeds are equal to the greater of the Contract Value or the Surrender Value. We reserve the right to waive or extend, on a nondiscriminatory basis, the 180-day period in which the Death Proceeds will equal the Death Benefit as described below. This right applies only to the amount


                                 25  PROSPECTUS
payable as Death Proceeds and in no way restricts when the claim may be filed.


DEATH BENEFIT AMOUNT. The standard Death Benefit under the Contract is the greatest of the following:

1) the total Purchase Payments, less a withdrawal adjustment for any prior partial withdrawals;

2) the Contract Value on the date as of which we calculate the Death Benefit.

3) the Surrender Value;

4) the Contract Value on the seventh Contract Anniversary and each subsequent Contract Anniversary evenly divisible by seven, increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment for any partial withdrawals since that anniversary.

The withdrawal adjustment for the Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the value of the applicable Death Benefit immediately before the withdrawal.

As described on page 28, you may add optional riders that in some circumstances may increase the Death Benefit under your contract.

DEATH BENEFIT PAYMENTS

1. If your spouse is the sole beneficiary:

  (a) Your spouse may elect to receive the Death Proceeds in a lump sum; or

  (b) Your spouse may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of your spouse; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

   (iii) over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

  (c) If your spouse chooses to continue the Contract, or does not elect one of these options, then the Contract will continue in the Accumulation Period as if the death had not occurred. If the Contract is continued in the Accumulation Period, the following conditions apply.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts.
 This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the Death Proceeds, except that any portion of this excess attributable to the fixed account options will be allocated to the Money Market Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as the free transfer allowed each calendar month and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge or Market Value Adjustment.

Prior to the Annuity Date, the death benefit of the continued Contract will be as defined in the Death Benefit provision.

Only one spousal continuation is allowed under this Contract.

If there is no Annuitant at that time, the new Annuitant will be the surviving spouse.

2. If the Beneficiary is not your spouse but is a living person:

  (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

  (b) The Beneficiary may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of the Beneficiary; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary; or

   (iii) over the life of the Beneficiary with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary.

  (c) If the Beneficiary does not elect one of the options above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the


                                 26  PROSPECTUS

Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account and the Contract Value will be adjusted accordingly.
 The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 13 and Transfer Fees on page 33 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If the Beneficiary dies before the complete liquidation of the Contract Value, then the Beneficiary's named Beneficiary(ies) will receive the greater of the Surrender Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3. If the Beneficiary is a corporation or other type of non-living person:

  (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

  (b) If the Beneficiary does not elect to receive the option above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 13 and Transfer Fees on page 33 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any Beneficiary is a non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Under any of these options, all contract rights, subject to any restrictions previously placed upon the Beneficiary, are available to the Beneficiary from the date of your death to the date on which the Death Proceeds are paid.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

We offer different optional riders under this Contract. If you elect an optional rider, we will charge you a higher mortality and expense charge. We may discontinue offering one or more Riders at any time. The benefits under the Riders are described below. The benefits in the riders discussed below may not be available in all states. For example, the Enhanced Death Benefit, Enhanced Income Benefit and all versions of the Enhanced Death and Income Benefit riders issued in Washington state do not contain the Enhanced Death Benefit B or Enhanced Income Benefit B provisions that are described below. Further they may be offered in certain states as a benefit of the base contract rather than as a separate rider. In those states, the expense charge will remain the same for the benefit.

ENHANCED DEATH BENEFIT RIDER: When you purchase your Contract, you may select the Enhanced Death Benefit Rider. This Rider is available if the oldest Owner or Annuitant is age 80 or less at issue. If you are not an individual, the Enhanced Death Benefit applies only to the Annuitant's death. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.
 If you select this Rider, the Death Benefit will be the greater of the value provided in your Contract or the Enhanced Death Benefit. The Enhanced Death Benefit will be the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B, defined below.

ENHANCED INCOME BENEFIT RIDER: When you purchase your Contract you may select the Enhanced Income Benefit Rider if available in your state. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. If you select this Rider, you may be able to receive higher annuity payments in certain circumstances.
As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Income Benefit A or Enhanced Income Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

  (a) on or after the tenth Contract Anniversary;

  (b) before the Annuitant's age 90; and

  (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the Contract for either a single life with a period certain, or joint lives with a period certain of at least:

  (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

  (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.


                                 27  PROSPECTUS

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

The Enhanced Income Benefit under this Rider only applies to the determination of income payments under the income options described above. It is not a guarantee of Contract Value or performance. The benefit does not enhance the
amounts paid in partial withdrawals, surrenders or death benefits.   In
addition, under some circumstances, you will receive higher initial income payments by applying your Contract Annuitized Value to one of the standard Annuity Options instead of utilizing this optional benefit. If you surrender your Contract, you will not receive any benefit under this Rider.

ENHANCED INCOME BENEFIT A. At issue, the Enhanced Income Benefit A is equal to the initial purchase payment. After issue, Enhanced Income Benefit A is recalculated as follows:

.. When you make a Purchase Payment, we will increase the Enhanced Income Benefit
  A by the amount of your Purchase Payment;

.. When you make a withdrawal, we will decrease Enhanced Income Benefit A by a withdrawal adjustment as defined below;

.. On each Contract Anniversary, the Enhanced Income Benefit A is equal to the greater of the Contract Value or the most recently calculated Enhanced Income Benefit A.

If you do not make any additional Purchase Payments or withdrawals, the Enhanced Income Benefit A will be the greatest of all Contract Anniversary Contract Values prior to the date we calculate the Enhanced Income Benefit.

We will continuously adjust Enhanced Income Benefit A; as described above, until the oldest Contract Owner's 85th birthday, or if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Income Benefit A only for Purchase Payments and withdrawals.

ENHANCED INCOME BENEFIT B. Enhanced Income Benefit B is equal to your total Purchase Payments reduced by any withdrawal adjustments, accumulated daily at an effective annual interest rate of 5% per year, until the earlier of:

  (a) the date we determine the income benefit;

  (b) the first day of the month following the oldest Contract Owner's 85th birthday, or the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where,

(a) is the withdrawal amount;

(b) is the Contract Value immediately prior to the withdrawal;

(c) is the most recently calculated Enhanced Income Benefit A or B, as applicable.

ENHANCED DEATH AND INCOME BENEFIT RIDER II: When you purchase your Contract and if available in your state, you may select the Enhanced Death and Income Benefit Rider II. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue.
 This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B, defined below, on the Annuity Date.
 We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

  (a) on or after the tenth Contract Anniversary;

  (b) before the Annuitant's age 90; and

  (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the contract for either a single life with a period certain, or joint lives with a period certain of at least:

  (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

  (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH AND INCOME BENEFIT RIDER. This Rider was previously available if the oldest Owner or Annuitant is age 75 or less at issue. This rider is no longer available. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the value of the Enhanced Death Benefit on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is on or
after the tenth Contract Anniversary, but before the Annuitant's age 90.   On
the Annuity Date, you may apply


                                 28  PROSPECTUS
the Enhanced Income Benefit to an Annuity Option that provides for payments guaranteed for either a single life with a period certain or joint lives with a period certain of at least:

  (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

  (b) at least 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH BENEFIT A. At issue, Enhanced Death Benefit A is equal to the initial Purchase Payment. After issue, Enhanced Death Benefit A is adjusted whenever you pay a Purchase Payment or make a withdrawal and on each Contract Anniversary as follows:

.. When you pay a Purchase Payment, we will increase Enhanced Death Benefit A by the amount of the Purchase Payment;

.. When you make a withdrawal, we will decrease Enhanced Death Benefit A by a withdrawal adjustment, as described below; and

.. On each Contract Anniversary, we will set Enhanced Death Benefit A equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Enhanced Death Benefit A.

If you do not pay any additional purchase payments or make any withdrawals, Enhanced Death Benefit A will equal the greatest of the Contract Value on the Issue Date and all Contract Anniversaries prior to the date we calculate any death benefit.

We will continuously adjust Enhanced Death Benefit A as described above until the oldest Contract Owner's 85th birthday or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Death Benefit A only for Purchase Payments and withdrawals.

ENHANCED DEATH BENEFIT B. Enhanced Death Benefit B is equal to your total Purchase Payments, reduced by any withdrawal adjustments, accumulated daily at an effective annual rate of 5% per year, until the earlier of:

  (a) the date we determine the death benefit,

  (b) the first day of the month following the oldest Contract Owner's 85th birthday; or

  (c) the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

Thereafter, we will only adjust Enhanced Death Benefit B to reflect additional Purchase Payments and withdrawals. Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any nonforfeiture laws that govern the Contract.

The withdrawal adjustment for both Enhanced Death Benefit A and Enhanced Death Benefit B will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the most recently calculated Enhanced Benefit A or B, as appropriate.


BENEFICIARY. You name the Beneficiary. You may name a Beneficiary in the application. You may also name one or more contingent Beneficiaries who are entitled to receive benefits under the contract if all primary Beneficiaries are deceased at the time a Contract Owner, or Annuitant if the Contract Owner is not a living person, dies. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we accept them, effective as of the date you signed the form. Until we accept your change instructions, we are entitled to rely on your most recent instructions in our files. We are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary prior to accepting a change. Accordingly, if you wish to change your beneficiary, you should deliver your instructions to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

.. your spouse if he or she is still alive; or, if he or she is no longer alive,

.. your surviving children equally; or if you have no surviving children,

.. your estate.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original shares of the remaining beneficiaries.

If more than one Beneficiary shares in the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaries will be considered to be non-living persons.


                                 29  PROSPECTUS

You may specify that the Death Benefit be paid under a specific income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the changes.

Different rules may apply to Contracts issued in connection with Qualified
Plans.


CONTRACT LOANS FOR 403(B) CONTRACTS. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code. Loans are not available under Non-Qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans is more than the lesser of (a) or (b) where:

  (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

  (b) equals the greater of $10,000 or half of the Surrender Value.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Annuity Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Tax Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Sub-Account. If your loan amount is greater than your Contract Value in the Sub-Accounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Option.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Sub-Accounts or the Fixed Account. We may, however, apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Sub-Accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

1) the Death Proceeds;

2) surrender proceeds;

3) the amount available for partial withdrawal;

4) the amount applied on the Annuity Date to provide annuity payments; and

5) the amount applied on the Annuity Date to provide annuity payments under the Enhanced Income Benefit Rider, Enhanced Death and Income Benefit Rider, or the Enhanced Death and Income Benefit Rider II.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Sub-Account(s) in the proportion that you have selected for Purchase Payments. Allocations of loan payments are not permitted to the Fixed Accounts (Guaranteed Maturity Fixed Account and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts


                                 30  PROSPECTUS
will be allocated instead to the Fidelity Money Market Sub-Account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. We will capitalize interest on a loan in default.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.


WITHDRAWALS (REDEMPTIONS). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. We may impose a Withdrawal Charge, which would reduce the amount paid to you upon redemption. The Withdrawal Charges are described on page 33. Withdrawals from the Fixed Account may be increased or decreased by a Market Value Adjustment, as described in "Market Value Adjustment" on page 22.

In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Sub-Account. If your request for a partial withdrawal would reduce the Contract Value to less than $500, we may treat it as a request for a withdrawal of your entire Contract Value, as described in "Minimum Contract Value" on page 32. Your Contract will terminate if you withdraw all of your Contract Value

Withdrawals taken prior to annuitization are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distribution of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 39.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus.

For partial withdrawals, you may allocate the amount among the Sub-Accounts and the Fixed Accounts. If we do not receive allocation instructions from you, we usually will allocate the partial withdrawal proportionately among the Sub-Accounts and the Guaranteed Maturity Fixed Account Options based upon the balance of the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, with any remainder being distributed from the Dollar Cost Averaging Fixed Account Option. You may not make a partial withdrawal from the Fixed Account in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Fixed Account to the Contract Value immediately before the partial withdrawal.

If you request a total withdrawal, you must send us your Contract. The Surrender Value will equal the Contract Value minus any applicable Withdrawal Charge and adjusted by any applicable Market Value Adjustment. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract as described on page 33. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

3) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax Code) only in the following circumstances:

1) when you attain age 59 1/2;

2) when you terminate your employment with the plan sponsor;

3) upon your death;

4) upon your disability as defined in Section 72(m)(7) of the Tax Code; or

5) in the case of hardship.


                                 31  PROSPECTUS

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

1) salary reduction contributions made after December 31, 1988;

2) income attributable to such contributions; and

3) income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.


SYSTEMATIC WITHDRAWAL PROGRAM. If your Contract is a non-Qualified Contract or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Sub-Account and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


ERISA PLANS. A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an adviser.


MINIMUM CONTRACT VALUE. If as a result of withdrawals your Contract Value would be less than $500 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $500 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.


CONTRACT CHARGES
We assess charges under the Contract in three ways:

1) as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes;

2) as charges against the assets of the Separate Account for administrative expenses and for the assumption of mortality and expense risks; and

3) as Withdrawal Charges (contingent deferred sales charges) subtracted from withdrawal and surrender payments.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on pages 6, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.


MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from each Sub-Account during each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.15% of the average net asset value of each Sub-Account. The mortality risks arise from our contractual obligations:

1) to make annuity payments after the Annuity Date for the life of the Annuitant(s);

2) to waive the Withdrawal Charge upon your death; and

3) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found beginning on page 25.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the contract maintenance charge and the administrative expense charge. We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Period and the Annuity Period.

If you select the Enhanced Death Benefit Rider, your mortality and expense risk charge will be 1.35% of average net asset value of each Sub-Account. If you select the Enhanced Income Rider, your mortality and expense risk charge will be 1.50% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider, your mortality and expense risk charge will be 1.55% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider II, your mortality and expense risk charge will be 1.70% of average daily net asset value of each Sub-Account. We charge a higher mortality and expense risk charge for the Riders to compensate us for the additional risk that we accept by providing the Riders. We will calculate a separate Accumulation Unit Value for


                                 32  PROSPECTUS
the base Contract, and for Contracts with each type of Rider, in order to reflect the difference in the mortality and expense risk charges.


ADMINISTRATIVE CHARGES.

CONTRACT MAINTENANCE CHARGE. We charge an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

Before the Annuity Date, we assess the contract maintenance charge on each Contract Anniversary. To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Sub-Accounts to which you have allocated your Contract Value, and redeem Accumulation Units accordingly. We will waive this charge if you pay more than $50,000 in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account. If you surrender your Contract, we will deduct the full $35 charge as of the date of surrender, unless your Contract qualifies for a waiver.

After the Annuity Date and if allowed in your state, we will subtract this charge in equal parts from each of your annuity payments. We will waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all of your annuity payments are Fixed Annuity payments.


ADMINISTRATIVE EXPENSE CHARGE. We deduct an administrative expense charge from each Sub-Account during each Valuation Period. This charge is equal, on an annual basis, to 0.10% of the average net asset value of the Sub-Accounts. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The administrative expense charge is assessed during both the Accumulation Period and the Annuity Period.


TRANSFER FEE. We currently are waiving the transfer fee. The Contract, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


SALES CHARGES.

WITHDRAWAL CHARGE. We may charge a Withdrawal Charge, which is a contingent deferred sales charge, upon certain withdrawals.

As a general rule, the Withdrawal Charge equals a percentage of Purchase Payments withdrawn that are: (a) less than seven years old; and (b) not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the Purchase Payment being withdrawn, as shown in this chart:

                            CONTRIBUTION                                 WITHDRAWAL
                                YEAR                                       CHARGE
                                                                         PERCENTAGE
                          First and Second                                   7%
                          Third and Fourth                                   6%
                               Fifth                                         5%
                               Sixth                                         4%
                              Seventh                                        3%
                          Eighth and later                                   0%



When we calculate the Withdrawal Charge, we do not take any applicable Market Value Adjustment into consideration. Beginning on January 1, 2004, if you make a withdrawal before the Annuity Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

We subtract the Withdrawal Charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the Withdrawal Charge, the Contract Value is deemed to be withdrawn in the following order:

FIRST. Earnings - the current Contract Value minus all Purchase Payments that have not previously been withdrawn;

SECOND. "Old Purchase Payments" - Purchase Payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

THIRD. Any additional amounts available as a "Free Withdrawal," as described on page 34;

FOURTH. "New Purchase Payments" - Purchase Payments received by us less than seven years before the date of withdrawal. These Payments are deemed to be withdrawn on a first-in, first-out basis.

No Withdrawal Charge is applied in the following situations:

.. on annuitization;

.. the payment of a Death Benefit;

.. a free withdrawal amount, as described on page 34;

.. certain withdrawals for Contracts issued under 403(b) plans or 401 plan under our prototype as described on page 42;

.. withdrawals taken to satisfy IRS minimum distribution rules;


                                 33  PROSPECTUS

.. withdrawals that qualify for one of the waiver benefits described on pages
  34-35; and

.. withdrawal under Contracts issued to employees of Lincoln Benefit Life Company or its affiliates, Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if those individuals reside in the State of Nebraska.

We will never waive or eliminate a Withdrawal Charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

We may waive withdrawal charges if this Contract is surrendered, and the entire proceeds of the surrender are directly used to purchase a new Contract also issued by us or any affiliated company. Such waivers will be granted on a non-discriminatory basis.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The amount of your withdrawal may be affected by a Market Value Adjustment. Additional restrictions may apply to Contracts held in Qualified Plans. We outline the tax requirements applicable to withdrawals on page 36. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


FREE WITHDRAWAL. Withdrawals of the following amounts are never subject to the Withdrawal Charge:

.. In any Contract Year, the greater of: (a) earnings that have not previously been withdrawn; or (b) 15 percent of New Purchase Payments; and

.. Any Old Purchase Payments that have not been previously withdrawn.

However, even if you do not owe a Withdrawal Charge on a particular withdrawal, you may still owe taxes or penalty taxes, or be subject to a market Value Adjustment. The tax treatment of withdrawals is summarized on page 36.

WAIVER BENEFITS


GENERAL. If approved in your state, we will offer the three waiver benefits described below. In general, if you qualify for one of these benefits, we will permit you to make one or more partial or full withdrawals without paying any otherwise applicable Withdrawal Charge or Market Value Adjustment. While we have summarized those benefits here, you should consult your Contract for the precise terms of the waiver benefits.

Some Qualified Plans may not permit you to utilize these benefits. Also, even if you do not need to pay our Withdrawal Charge because of these benefits, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


CONFINEMENT WAIVER BENEFIT. Under this benefit, we will waive the Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if the following conditions are satisfied:

1) Any Contract Owner or the Annuitant, if the Contract is owned by a company or other legal entity, is confined to a long term care facility or a hospital for at least 90 consecutive days. The Owner or Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2) You request the withdrawal no later than 90 days following the end of the Owner or Annuitant's stay at the long term care facility or hospital. You must provide written proof of the stay with your withdrawal request; and

3) A physician must have prescribed the stay and the stay must be medically necessary.

You may not claim this benefit if the physician prescribing the Owner or Annuitant's stay in a long term care facility is the Owner or Annuitant or a member of the Owner or Annuitant's immediate family.


TERMINAL ILLNESS WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if, at least 30 days after the Issue Date, you, or the Annuitant if the Owner is not a living person, are diagnosed with a terminal illness. We may require confirmation of the diagnosis as provided in the Contract.


UNEMPLOYMENT WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on one partial or full withdrawal from your Contract, if you meet the following requirements:

1) you become unemployed at least 1 year after the Issue Date;

2) you receive unemployment compensation for at least 30 consecutive days as a result of that unemployment; and

3) you claim this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit once before the Annuity Date.


WAIVER OF WITHDRAWAL CHARGE FOR CERTAIN QUALIFIED PLAN WITHDRAWALS. For Contracts issued under a Section 403(b) plan or a Section 401 plan under our prototype, we will waive the Withdrawal Charge when:


                                 34  PROSPECTUS

1) the Annuitant becomes disabled (as defined in Section 72(m)(7)) of the Tax Code;

2) the Annuitant reaches age 59 1/2 and at least 5 Contract Years have passed since the Contract was issued;

3) at least 15 Contract Years have passed since the Contract was issued.

Our prototype is a Section 401 Defined Contribution Qualified Retirement plan. This plan may be established as a Money Purchase plan, a Profit Sharing plan, or a paired plan (Money Purchase and Profit Sharing). For more information about our prototype plan, call us at 1-800- 865-5237.


PREMIUM TAXES. We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES. We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Contract value. For a summary of current estimates of those charges and expenses, see page 6. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We may receive compensation from the investment advisers or administrators or the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators.


                                 35  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Separate Account are "adequately diversified" according to Treasury Department regulations, and

.. Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 36  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 37  PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non--


                                 38  PROSPECTUS
resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract


                                 39  PROSPECTUS
satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs)

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

.. from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.


                                 40  PROSPECTUS

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age
70 1/2.   Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract


                                 41  PROSPECTUS
in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the


                                 42  PROSPECTUS
required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.


DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 S. 84th Street, Lincoln, NE 68506-4142. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life, and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life.
 Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


SEPARATE ACCOUNT. Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct.
 Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the


                                 43  PROSPECTUS

Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub-Accounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800- 865-5237. We have reproduced the Table of Contents of the Statement of Additional
 Information on page 46.


STATE REGULATION OF LINCOLN BENEFIT. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.


FINANCIAL STATEMENTS. The financial statements of Lincoln Benefit and the financial statements of the Separate Account, which are comprised of the financial statements of the underlying Sub-Accounts, are set forth in the Statement of Additional Information.


ADMINISTRATION
We have primary responsibility for all administration of the Contracts and the Separate Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

Our mailing address is P.O. Box 80469, Lincoln, NE 68501-0469.

We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of unit values; maintenance of the Separate Account; and preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


DISTRIBUTION OF CONTRACTS
The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

Lincoln Benefit and ALFS have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.


LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to


                                 44  PROSPECTUS
issue the Contract under Nebraska law, have been passed upon by Michael J. Velotta, Senior Vice President, General Counsel and Secretary of Lincoln
 Benefit.


ANNUAL REPORTS AND OTHER DOCUMENTS
Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2006, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Lincoln Benefit Life Company, 2940 S. 84th Street, Lincoln, NE 68506-4142 or 800-865-5237.


REGISTRATION STATEMENT
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Contracts.
 The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for
the precise terms  of  those  instruments.   You  may  inspect  and  obtain
 copies of the registration statement as described on the cover page of this prospectus.


                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                      PAGE
THE CONTRACT
  Annuity Payments
  Initial Monthly Annuity Payment
  Subsequent Monthly Payments
  Transfers After Annuity Date
  Annuity Unit Value
  Illustrative Example of Annuity Unit Value Calculation
  Illustrative Example of Variable Annuity Payments
EXPERTS
FINANCIAL STATEMENTS





                                 45  PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------


                         ACCUMULATION UNIT VALUES/(1)/
                                  BASIC POLICY


* The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT OpCap Small Cap Sub-Account, Putnam VT International Growth and Income - Class IB Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Growth and Income, Class II Sub-Account which were first offered under the Contracts on May 1, 2002; the AIM V.I. Basic Value - Series I Sub-Account, Legg Mason Partners Variable Investors - Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity(SM) Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced - Class A Sub-Account which was first offered under the Contracts on April 29, 2005.

                                                                  Year ending December 31,
FUND                                               1998       1999        2000         2001         2002
------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE - SERIES I SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --           --
 Accumulation Unit Value Ending                        --          --           --          --           --
 Number of Units Outstanding at End of Year            --          --           --          --           --
------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.93  $     15.75  $    13.26   $    11.54
 Accumulation Unit Value Ending                   $ 11.93  $    15.75  $     13.26  $    11.54   $    7.640
 Number of Units Outstanding at End of Year        51,133     624,209    1,121,843     996,256      734,340
------------------------------------------------------------------------------------------------------------
ALGER AMERICAN INCOME & GROWTH - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.50  $     16.17  $    15.77   $    13.34
 Accumulation Unit Value Ending                   $ 11.50  $    16.17  $     15.77  $    13.34   $    9.078
 Number of Units Outstanding at End of Year        24,310     402.339      853,586     888,850      781,602
------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    12.81  $     22.52  $    16.72   $    13.88
 Accumulation Unit Value Ending                   $ 12.81  $    22.52  $     16.72  $    13.88   $    9.061
 Number of Units Outstanding at End of Year        16,931     276,291      682,579     560,418      474,441
------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.60  $     15.10  $    16.28   $    15.03
 Accumulation Unit Value Ending                   $ 11.60  $    15.10  $     16.28  $    15.03   $   10.457
 Number of Units Outstanding at End of Year         1,813     133,411      613,187     515,103      410,450
------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.31  $     16.02  $    11.52   $     8.02
 Accumulation Unit Value Ending                   $ 11.31  $    16.02  $     11.52  $     8.02   $    5.842
 Number of Units Outstanding at End of Year         5,133      77,078      249,260     328,999      283,731
------------------------------------------------------------------------------------------------------------
DWS BALANCED - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --           --
 Accumulation Unit Value Ending                        --          --           --          --           --
 Number of Units Outstanding at End of Year            --          --           --          --           --
------------------------------------------------------------------------------------------------------------
DWS BOND - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.19  $      9.97  $    10.88   $    11.36
 Accumulation Unit Value Ending                   $ 10.19  $     9.97  $     10.88  $    11.36   $   12.081
 Number of Units Outstanding at End of Year        24,670     123,093      155,500     507,663      558,679
------------------------------------------------------------------------------------------------------------
DWS GLOBAL OPPORTUNITIES - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.77  $     17.65  $    16.51   $    12.29
 Accumulation Unit Value Ending                   $ 10.77  $    17.65  $     16.51  $    12.29   $    9.724
 Number of Units Outstanding at End of Year         1,630      43,091      114,023     103,294      130,916
------------------------------------------------------------------------------------------------------------
DWS GROWTH & INCOME - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.52  $     11.02  $    10.66   $     9.34
 Accumulation Unit Value Ending                   $ 10.52  $    11.02  $     10.66  $     9.34   $    7.087
 Number of Units Outstanding at End of Year         8,690     138,946      192,522     218,214      201,541
------------------------------------------------------------------------------------------------------------
DWS INTERNATIONAL - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.38  $     15.84  $    12.25   $     8.36
 Accumulation Unit Value Ending                   $ 10.38  $    15.84  $     12.25  $     8.36   $    6.743
 Number of Units Outstanding at End of Year           181      56,287      113,301     100,581      105,081
------------------------------------------------------------------------------------------------------------

                                 46  PROSPECTUS



FEDERATED CAPITAL INCOME II SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.13  $     11.18  $    10.06   $     8.57
 Accumulation Unit Value Ending                   $ 11.13  $    11.18  $     10.06  $     8.57   $    8.959
 Number of Units Outstanding at End of Year        35,130     198,037      401,376     420,723      460,608
------------------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.27  $     10.08  $    11.05   $    11.67
 Accumulation Unit Value Ending                   $ 10.27  $    10.08  $     11.05  $    11.67   $   12.572
 Number of Units Outstanding at End of Year        36,743     175,793      406,015   1,994,814    2,695,911
------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND II SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $     9.85  $      9.95  $     8.94   $     8.95
 Accumulation Unit Value Ending                   $  9.85  $     9.95  $      8.94  $     8.95   $    6.435
 Number of Units Outstanding at End of Year        47,674     196,572      340,164     785,823      296,496
------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER(SM) - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.80  $     11.85  $    11.25   $    10.65
 Accumulation Unit Value Ending                   $ 10.80  $    11.85  $     11.25  $    10.65   $    9.601
 Number of Units Outstanding at End of Year        12,172     154,441      278,326     334,328      371,447
------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.46  $     14.06  $    12.97   $    11.24
 Accumulation Unit Value Ending                   $ 11.46  $    14.06  $     12.97  $    11.24   $   10.060
 Number of Units Outstanding at End of Year        28,065     548,967   1,1001,494   1,006,844    1,084,534
------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.83  $     11.37  $    12.18   $    11.43
 Accumulation Unit Value Ending                   $ 10.83  $    11.37  $     12.18  $    11.43   $    9.375
 Number of Units Outstanding at End of Year        39,303     616,769    1,208,699   1,289,762    1,218,166
------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.62  $     15.78  $    13.87   $    11.28
 Accumulation Unit Value Ending                   $ 11.62  $    15.78  $     13.87  $    11.28   $    7.786
 Number of Units Outstanding at End of Year        13,317     541,326    1,300,830   1,366,004    1,121,334
------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.36  $     13.52  $    12.11   $    10.51
 Accumulation Unit Value Ending                   $ 11.36  $    13.52  $     12.11  $    10.51   $    8.073
 Number of Units Outstanding at End of Year        67,638     983,492    1,795,382   2,032,615    1,782,207
------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.15  $     10.54  $    11.07   $    11.39
 Accumulation Unit Value Ending                   $ 10.15  $    10.54  $     11.07  $    11.39   $   11.436
 Number of Units Outstanding at End of Year        69,742   1,451,852    2,194,471   2,969,960    3,542,199
------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.50  $     14.79  $    11.81   $     9.20
 Accumulation Unit Value Ending                   $ 10.50  $    14.79  $     11.81  $     9.20   $    7.240
 Number of Units Outstanding at End of Year        77,591      26,260      132,253     137,725      200,173
------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED - INSTITUTIONAL
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.69  $     14.63  $    14.12   $    13.29
 Accumulation Unit Value Ending                   $ 11.69  $    14.63  $     14.12  $    13.29   $    7.762
 Number of Units Outstanding at End of Year        39,593     722,058    1,595,397   1,044,409       94,361
------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND - INSTITUTIONAL
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.25  $     10.29  $    10.80   $    11.49
 Accumulation Unit Value Ending                   $ 10.25  $    10.29  $     10.80  $    11.49   $   12.280
 Number of Units Outstanding at End of Year        52,969     197,019      218,753     418,584    1,721,351
------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK - SERVICE
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --   $    10.00
 Accumulation Unit Value Ending                        --          --           --          --   $    7.675
 Number of Units Outstanding at End of Year            --          --           --          --    1,378,111
------------------------------------------------------------------------------------------------------------

                                 47  PROSPECTUS



JANUS ASPEN SERIES LARGE CAP GROWTH -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.86  $     16.86  $    14.23   $    10.57
 Accumulation Unit Value Ending                   $ 11.86  $    16.86  $     14.23  $    10.57   $   12.531
 Number of Units Outstanding at End of Year        35,519     927,469    1,955,539   1,856,493      623,206
------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    12.27  $     27.32  $    18.39   $    11.00
 Accumulation Unit Value Ending                   $ 12.27  $    27.32  $     18.39  $    11.00   $    7.827
 Number of Units Outstanding at End of Year         4,895     440,699    1,027,581     926,849      694,192
------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.68  $     17.35  $    14.45   $    11.07
 Accumulation Unit Value Ending                   $ 10.68  $    17.35  $     14.45  $    11.07   $    8.143
 Number of Units Outstanding at End of Year        64,108     931,544    2,485,879   2,316,369    1,719,720
------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INVESTORS - CLASS I
SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --           --
 Accumulation Unit Value Ending                        --          --           --          --           --
 Number of Units Outstanding at End of Year            --          --           --          --           --
------------------------------------------------------------------------------------------------------------
LSA BALANCED
 Accumulation Unit Value Beginning                     --          --           --          --   $    10.00
 Accumulation Unit Value Ending                        --          --           --          --   $    8.678
 Number of Units Outstanding at End of Year            --          --           --          --        2,230
------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.75  $     20.50  $    16.28   $    10.69
 Accumulation Unit Value Ending                   $ 11.75  $    20.50  $     16.28  $    10.69   $    6.994
 Number of Units Outstanding at End of Year         5,861     114,684      274,444     331,023      247,624
------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.20  $     11.80  $    11.63   $     9.66
 Accumulation Unit Value Ending                   $ 11.20  $    11.80  $     11.63  $     9.66   $    7.536
 Number of Units Outstanding at End of Year        10,591     133,121      217,691     295,343      269,101
------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.35  $     19.44  $    18.82   $    17.65
 Accumulation Unit Value Ending                   $ 11.35  $    19.44  $     18.82  $    17.65   $   11.918
 Number of Units Outstanding at End of Year           842      55,274      219,172     188,675      183,131
------------------------------------------------------------------------------------------------------------
MFS RESEARCH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.08  $     13.57  $    12.75   $     9.92
 Accumulation Unit Value Ending                   $ 11.08  $    13.57  $     12.75  $     9.92   $    7.389
 Number of Units Outstanding at End of Year         8,940      75,847      240,203     207,793      186,178
------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.61  $     10.80  $    12.38   $    12.25
 Accumulation Unit Value Ending                   $ 10.61  $    10.80  $     12.38  $    12.25   $   11.473
 Number of Units Outstanding at End of Year        11,410     118,240      207,489     436,363      642,776
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA -
SERVICE SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --   $    10.00
 Accumulation Unit Value Ending                        --          --           --          --   $    7.847
 Number of Units Outstanding at End of Year            --          --           --          --       97,205
------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND (U.S. DOLLAR-HEDGED) -
ADMINISTRATIVE SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --   $    10.00
 Accumulation Unit Value Ending                        --          --           --          --   $   10.565
 Number of Units Outstanding at End of Year            --          --           --          --       75,670
------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN - ADMINISTRATIVE SHARES
SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --   $    10.00
 Accumulation Unit Value Ending                        --          --           --          --   $   10.557
 Number of Units Outstanding at End of Year            --          --           --          --      539,429
------------------------------------------------------------------------------------------------------------

                                 48  PROSPECTUS


PREMIER VIT OPCAP BALANCED SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --           --
 Accumulation Unit Value Ending                        --          --           --          --           --
 Number of Units Outstanding at End of Year            --          --           --          --           --
------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP SMALL CAP SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --   $    10.00
 Accumulation Unit Value Ending                        --          --           --          --   $    7.200
 Number of Units Outstanding at End of Year            --          --           --          --       88,999
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --   $    10.00
 Accumulation Unit Value Ending                        --          --           --          --   $    8.198
 Number of Units Outstanding at End of Year            --          --           --          --       38,105
------------------------------------------------------------------------------------------------------------
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT(2)
 Accumulation Unit Value Beginning                     --  $    10.00  $     10.08  $    10.26   $     9.59
 Accumulation Unit Value Ending                        --  $    10.08  $     10.26  $     9.59   $    7.397
 Number of Units Outstanding at End of Year            --      20,427       23,194      42,077       56,403
------------------------------------------------------------------------------------------------------------
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --  $    10.00  $      8.64  $     9.42   $     9.20
 Accumulation Unit Value Ending                        --  $     8.64  $      9.42  $     9.20   $    7.540
 Number of Units Outstanding at End of Year            --       8,610       10,105     196,823      104,266
------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.78  $     11.05  $    12.33   $    12.36
 Accumulation Unit Value Ending                   $ 10.78  $    11.05  $     12.33  $    12.36   $   10.602
 Number of Units Outstanding at End of Year        14,739     128,022      261,772     581,145      608,043
------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK - I
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    10.78  $     14.57  $    11.52   $     8.85
 Accumulation Unit Value Ending                   $ 10.78  $    14.57  $     11.52  $     8.85   $    7.137
 Number of Units Outstanding at End of Year         2,401      22,869       65,454      92,572       99,915
------------------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH - I SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                $ 10.00  $    11.50  $     14.06  $    14.91   $    14.59
 Accumulation Unit Value Ending                   $ 11.50  $    14.06  $     14.91  $    14.59   $   11.345
 Number of Units Outstanding at End of Year         7,608      85,857      344,756     368,137      436,260
------------------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                $ 10.00  $    11.25  $     12.52  $    11.05   $     9.62
 Accumulation Unit Value Ending                   $ 11.25  $    12.52  $     11.05  $     9.62   $    6.813
 Number of Units Outstanding at End of Year         4,126      57,131      100,767     108,815      165,424
------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --           --
 Accumulation Unit Value Ending                        --          --           --          --           --
 Number of Units Outstanding at End of Year            --          --           --          --           --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --   $    10.00
 Accumulation Unit Value Ending                        --          --           --          --   $    8.163
 Number of Units Outstanding at End of Year            --          --           --          --       36,430
------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (4)
 Accumulation Unit Value Beginning                     --          --           --          --           --
 Accumulation Unit Value Ending                        --          --           --          --           --
 Number of Units Outstanding at End of Year            --          --           --          --           --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --           --
 Accumulation Unit Value Ending                        --          --           --          --           --
 Number of Units Outstanding at End of Year            --          --           --          --           --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY(SM)
SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --          --           --          --           --
 Accumulation Unit Value Ending                        --          --           --          --           --
 Number of Units Outstanding at End of Year            --          --           --          --           --
------------------------------------------------------------------------------------------------------------



                                 49  PROSPECTUS

                                                                Year ending December 31,
FUND                                              2003        2004        2005         2006
--------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE - SERIES
I SUB-ACCOUNT
 Accumulation Unit Value Beginning                    --  $   10.000  $   10.821   $   11.301
 Accumulation Unit Value Ending                       --  $   10.821  $   11.301   $   12.634
 Number of Units Outstanding at End of Year           --     269,780     253,928      235,944

--------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    7.640  $   10.198  $   10.625   $   11.756
 Accumulation Unit Value  Ending              $   10.198  $   10.625  $   11.756   $   12.208
 Number of Units Outstanding at End of Year      807,544     719,914     607,853      452,187

--------------------------------------------------------------------------------------------
ALGER AMERICAN INCOME & GROWTH - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                 9.078  $   11.641  $   12.398   $   12.665
 Accumulation Unit Value Ending               $   11.641  $   12.398  $   12.665   $   13.673
 Number of Units Outstanding at End of Year      775,012     686,795     553,769      412,877
--------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED
ALLCAP - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    9.061  $   12.055  $   12.881   $   14.559
 Accumulation Unit Value Ending               $   12.055  $   12.881  $   14.559   $   17.148
 Number of Units Outstanding at End of Year      518,914     454,884     380,525      318,953

--------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning            $   10.457  $   15.264  $   17.040   $   18.482
 Accumulation Unit Value Ending               $   15.264  $   17.040  $   18.482   $   20.104
 Number of Units Outstanding at End of Year      559,837     571,188     583,687      495,198
--------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    5.842  $    8.212  $    9.454   $   10.913
 Accumulation Unit Value Ending               $    8.212  $    9.454  $   10.913   $   12.935
 Number of Units Outstanding at End of Year      468,871     355,278     404,918      399,147
--------------------------------------------------------------------------------------------
DWS BALANCED - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                    --          --  $   10.000   $   10.602
 Accumulation Unit Value Ending                       --          --  $   10.602   $   11.543
 Number of Units Outstanding at End of Year           --          --     449,167      346,262
--------------------------------------------------------------------------------------------
DWS BOND - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning            $   12.081  $   12.535  $   13.046   $   13.219
 Accumulation Unit Value Ending               $   12.535  $   13.046  $   13.219   $   13.671
 Number of Units Outstanding at End of Year      493,622     507,579     458,975      362,090
--------------------------------------------------------------------------------------------
DWS GLOBAL OPPORTUNITIES - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    9.724  $   14.317  $   17.440   $   20.357
 Accumulation Unit Value Ending               $   14.317  $   17.440  $   20.357   $   24.544
 Number of Units Outstanding at End of Year      193,561     176,147     193,166      166,415
--------------------------------------------------------------------------------------------
DWS GROWTH & INCOME - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    7.087  $    8.871  $    9.651   $   10.109
 Accumulation Unit Value Ending               $    8.871  $    9.651  $   10.109   $   11.345
 Number of Units Outstanding at End of Year      178,003     150,151     139,183      102,347
--------------------------------------------------------------------------------------------
DWS INTERNATIONAL - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    6.743  $    8.507  $    9.790   $   11.232
 Accumulation Unit Value Ending               $    8.507  $    9.790  $   11.232   $   13.967
 Number of Units Outstanding at End of Year      114,835     121,969     127,476      127,598
--------------------------------------------------------------------------------------------
FEDERATED CAPITAL INCOME II SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    8.959  $    7.668  $    8.325   $    8.738
 Accumulation Unit Value Ending               $    7.668  $    8.325  $    8.738   $    9.980
 Number of Units Outstanding at End of Year      309,555     297,389     271,194      220,546
--------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II SUB-ACCOUNT
 Accumulation Unit Value Beginning            $   12.572  $   12.710  $   13.005   $   13.104
 Accumulation Unit Value Ending               $   12.710  $   13.005  $   13.104   $   13.478
 Number of Units Outstanding at End of Year    1,589,894   1,136,236     879,855      722,780
 at End of Year
--------------------------------------------------------------------------------------------


                                 50  PROSPECTUS



FEDERATED HIGH INCOME BOND II SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    6.435  $   10.814  $   11.797   $   11.960
 Accumulation Unit Value Ending               $   10.814  $   11.797  $   11.960   $   13.088
 Number of Units Outstanding at End of Year      707,583     729,703     606,875      539,007
--------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER(SM) - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    9.601  $   11.186  $   11.652   $   11.973
 Accumulation Unit Value Ending               $   11.186  $   11.652  $   11.973   $   12.690
 Number of Units Outstanding at End of Year      420,226     437,716     433,897      338,607
--------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning            $   10.060  $   12.763  $   14.555   $   16.809
 Accumulation Unit Value Ending               $   12.763  $   14.555  $   16.809   $   18.546
 Number of Units Outstanding at End of Year    1,311,861   1,438,118   1,469,954    1,308,454
--------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    9.375  $   12.067  $   13.291   $   13.896
 Accumulation Unit Value Ending               $   12.067  $   13.291  $   13.896   $   16.496
 Number of Units Outstanding at End of Year    1,403,132   1,384,897   1,176,532      941,565
--------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    7.786  $   10.215  $   10.429   $   10.897
 Accumulation Unit Value Ending               $   10.215  $   10.429  $   10.897   $   11.500
 Number of Units Outstanding at End of Year    1,141,572   1,091,575     953,608      769,995
--------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    8.073  $   10.237  $   11.183   $   11.578
 Accumulation Unit Value Ending               $   10.237  $   11.183  $   11.578   $   13.233
 Number of Units Outstanding at End of Year    1,907,842   1,817,054   1,583,665    1,319,112
--------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning            $   11.436  $   11.406  $   11.401   $   11.601
 Accumulation Unit Value Ending               $   11.406  $   11.401  $   11.601   $   12.017
 Number of Units Outstanding at End of Year    2,015,425   1,544,840   1,335,848    1,166,577
--------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    7.240  $   10.251  $   11.504   $   13.526
 Accumulation Unit Value Ending               $   10.251  $   11.504  $   13.526   $   15.773
 Number of Units Outstanding at End of Year      294,264     402,967     394,476      366,639
--------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED - INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    7.762  $   13.832  $   14.825   $   15.805
 Accumulation Unit Value Ending               $   13.832  $   14.825  $   15.805   $   17.282
 Number of Units Outstanding at End of Year    1,496,830   1,365,759   1,195,782      970,410
--------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND - INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning            $   12.280  $   13.166  $   13.519   $   13.619
 Accumulation Unit Value Ending               $   13.166  $   13.519  $   13.619   $   14.017
 Number of Units Outstanding at End of Year      584,216     527,949     492,874      393,774
--------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK - SERVICE SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    7.675  $   10.226  $   11.939   $   12.526
 Accumulation Unit Value Ending               $   10.226  $   11.939  $   12.526   $   14.605
 Number of Units Outstanding at End of Year       58,782     152,105     114,760       84,464
--------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH - INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning            $   12.531  $    9.984  $   10.306   $   10.614
 Accumulation Unit Value Ending               $    9.984  $   10.306  $   10.614   $   11.676
 Number of Units Outstanding at End of Year    1,211,583   1,041,507     860,239      645,480
--------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH - INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    7.827  $   10.443  $   12.453   $   13.812
 Accumulation Unit Value Ending               $   10.443  $   12.453  $   13.812   $   15.497
 Number of Units Outstanding at End of Year      656,913     642,333     539,509      434,028
--------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH - INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    8.143  $    9.971  $   10.318   $   10.788
 Accumulation Unit Value Ending               $    9.971  $   10.318  $   10.788   $   12.594
 Number of Units Outstanding at End of Year    1,479,355   1,193,225     997,853      775,658
--------------------------------------------------------------------------------------------

                                 51  PROSPECTUS



LEGG MASON PARTNERS VARIABLE INVESTORS - CLASS I SUB-ACCOUNT
 Accumulation Unit Value Beginning                    --  $   10.000  $   10.954   $   11.525
 Accumulation Unit Value Ending                       --  $   10.954  $   11.525   $   13.461
 Number of Units Outstanding at End of Year           --      60,840      49,518       49,417
--------------------------------------------------------------------------------------------
LSA BALANCED
 Accumulation Unit Value Beginning            $    8.678          --          --           --
 Accumulation Unit Value Ending               $   11.074          --          --           --
 Number of Units Outstanding at End of Year       83,852          --          --           --
--------------------------------------------------------------------------------------------
MFS EMERGING GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    6.994  $    8.995  $   10.035   $   10.821
 Accumulation Unit Value Ending               $    8.995  $   10.035  $   10.821   $   11.531
 Number of Units Outstanding at End of Year      248,807     231,814     202,017      165,550
--------------------------------------------------------------------------------------------
MFS INVESTORS TRUST - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    7.536  $    9.091  $    9.998   $   10.596
 Accumulation Unit Value Ending               $    9.091  $    9.998  $   10.596   $   11.824
 Number of Units Outstanding at End of Year      270,484     244,156     207,370      171,767
--------------------------------------------------------------------------------------------
MFS NEW DISCOVERY - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning            $   11.918  $   15.738  $   16.556   $   17.209
 Accumulation Unit Value Ending               $   15.738  $   16.556  $   17.209   $   19.241
 Number of Units Outstanding at End of Year      224,760     232,616     188,078      161,666
--------------------------------------------------------------------------------------------
MFS RESEARCH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    7.389  $    9.100  $   10.412   $   11.085
 Accumulation Unit Value Ending               $    9.100  $   10.412  $   11.085   $   12.095
 Number of Units Outstanding at End of Year      190,978     189,969     142,585      119,287
--------------------------------------------------------------------------------------------
MFS TOTAL RETURN - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning            $   11.473  $   13.180  $   14.490   $   14.714
 Accumulation Unit Value Ending               $   13.180  $   14.490  $   14.714   $   16.260
 Number of Units Outstanding at End of Year      943,486   1,033,566     970,559      802,883
--------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    7.847  $   11.178  $   13.157   $   14.256
 Accumulation Unit Value Ending               $   11.178  $   13.157  $   14.256   $   16.144
 Number of Units Outstanding at End of Year      214,471     347,171     305,883      279,529
--------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
SUB-ACCOUNT
 Accumulation Unit Value Beginning            $   10.565  $   10.669  $   11.122   $   11.550
 Accumulation Unit Value Ending               $   10.669  $   11.122  $   11.550   $   11.657
 Number of Units Outstanding at End of Year      337,271     347,113     338,440      247,334
--------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN - ADMINISTRATIVE SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning            $   10.557  $   10.951  $   11.343   $   11.476
 Accumulation Unit Value Ending               $   10.951  $   11.343  $   11.476   $   11.771
 Number of Units Outstanding at End of Year    1,001,817   1,060,049   1,156,641      944,261
--------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED SUB-ACCOUNT
 Accumulation Unit Value Beginning                    --  $   10.000  $   10.812   $   10.971
 Accumulation Unit Value Ending                       --  $   10.812  $   10.971   $   12.005
 Number of Units Outstanding at End of Year           --     129,223     113,375       99,054
--------------------------------------------------------------------------------------------
PREMIER VIT OPCAP SMALL CAP SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    7.200  $   10.143  $   11.809   $   11.669
 Accumulation Unit Value Ending               $   10.143  $   11.809  $   11.669   $   14.300
 Number of Units Outstanding at End of Year      236,796     274,798     207,018      198,198
--------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    8.198  $   11.161  $   13.335   $   15.027
 Accumulation Unit Value Ending               $   11.161  $   13.335  $   15.027   $   18.881
 Number of Units Outstanding at End of Year       43,231      89,040     123,886      158,576
--------------------------------------------------------------------------------------------
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT(2)
 Accumulation Unit Value Beginning            $    7.397  $    8.653  $    9.123   $    8.929
 Accumulation Unit Value Ending               $    8.653  $    9.123  $    8.929   $    9.773
 Number of Units Outstanding at End of Year       63,977      60,421      57,402       67,263
--------------------------------------------------------------------------------------------

                                 52  PROSPECTUS


STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    7.540  $    9.168  $   10.439   $   10.696
 Accumulation Unit Value Ending               $    9.168  $   10.439  $   10.696   $   12.937
 Number of Units Outstanding at End of Year       53,974     192,125      91,183      142,829
--------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME - I SUB-ACCOUNT
 Accumulation Unit Value Beginning            $   10.602  $   13.140  $   14.913   $   15.306
 Accumulation Unit Value Ending               $   13.140  $   14.913  $   15.306   $   17.984
 Number of Units Outstanding at End of Year      744,659     895,153     874,317      762,467
--------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK - I SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    7.137  $    9.201  $   10.338   $   11.847
 Accumulation Unit Value Ending               $    9.201  $   10.338  $   11.847   $   13.934
 Number of Units Outstanding at End of Year      173,635     264,060     255,863      244,192
--------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH - I SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning            $   11.345  $   15.505  $   18.121   $   20.534
 Accumulation Unit Value Ending               $   15.505  $   18.121  $   20.534   $   21.626
 Number of Units Outstanding at End of Year      619,155     586,887     504,417      404,390
--------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH - I SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    6.813  $    9.090  $    9.955   $   10.271
 Accumulation Unit Value Ending               $    9.090  $    9.995  $   10.271   $   10.888
 Number of Units Outstanding at End of Year      155,957     173,326     157,832      129,696
--------------------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
 Accumulation Unit Value Beginning                    --  $   10.000  $   11.156   $   12.242
 Accumulation Unit Value Ending                       --  $   11.156  $   12.242   $   12.686
 Number of Units Outstanding at End of Year           --      44,940      49,948       45,228
--------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
 Accumulation Unit Value Beginning            $    8.163  $   10.293  $   11.600   $   12.570
 Accumulation Unit Value Ending               $   10.293  $   11.600  $   12.570   $   14.397
 Number of Units Outstanding at End of Year      152,145     354,336     434,444      396,566
--------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT (4)
 Accumulation Unit Value Beginning                    --  $   10.000  $   11.333   $   12.570
 Accumulation Unit Value Ending                       --  $   11.333  $   12.570   $   14.984
 Number of Units Outstanding at End of Year           --     309,322     353,741      276,970
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY SUB-ACCOUNT
 Accumulation Unit Value Beginning                    --          --  $   10.000   $   11.481
 Accumulation Unit Value Ending                       --          --  $   11.481   $   12.999
 Number of Units Outstanding at End of Year           --          --     293,780      225,795
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY(SM) SUB-ACCOUNT
 Accumulation Unit Value Beginning                   --          --  $   10.000   $   11.040
 Accumulation Unit Value Ending                      --          --  $   11.040   $   12.235
 Number of Units Outstanding at End of Year          --          --     510,068      431,405
--------------------------------------------------------------------------------------------





                                 53  PROSPECTUS

                         ACCUMULATION UNIT VALUES/(1)/
          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II


* The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT OpCap Small Cap Sub-Account, Putnam VT International Growth and Income - Class IB Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Growth and Income, Class II Sub-Account which were first offered under the Contracts on May 1, 2002; the AIM V.I. Basic Value - Series I Sub-Account, Legg Mason Partners Variable Investors - Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity(SM) Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced - Class A Sub-Account which was first offered under the Contracts on April 29, 2005.

                                                               Year ending December 31,
FUND                                                2000      2001      2002      2003        2004
------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE - SERIES I SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --        --        --   $   10.000
 Accumulation Unit Value Ending                         --        --        --        --   $   10.781
 Number of Units Outstanding at End of Year             --        --        --        --      244,914
------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   8.16  $   7.07  $  4.651   $    6.175
 Accumulation Unit Value Ending                   $   8.16  $   7.07  $  4.651  $  6.175   $    6.398
 Number of Units Outstanding at End of Year         11,130    97,242   108,296   308,042      439,952
------------------------------------------------------------------------------------------------------
ALGER AMERICAN INCOME & GROWTH - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   9.28  $   7.81  $  5.284   $    6.738
 Accumulation Unit Value Ending                   $   9.28  $   7.81  $  5.284  $  6.738   $    7.137
 Number of Units Outstanding at End of Year         32,338    92,660   202,665   354,359      396,418
------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   7.68  $   6.34  $  4.116   $    5.447
 Accumulation Unit Value Ending                   $   7.68  $   6.34  $  4.116  $  5.447   $    5.788
 Number of Units Outstanding at End of Year         62,468   136,468   264,242   542,296      727,607
------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   9.44  $   8.67  $  5.996   $    8.703
 Accumulation Unit Value Ending                   $   9.44  $   8.67  $  5.996  $  8.703   $    9.663
 Number of Units Outstanding at End of Year        123,576   107,872   295,309   836,891      999,864
------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   7.22  $   4.99  $  3.619   $    5.060
 Accumulation Unit Value Ending                   $   7.22  $   4.99  $  3.619  $  5.060   $    5.793
 Number of Units Outstanding at End of Year          5,134   116,699   128,015   283,201      359,793
------------------------------------------------------------------------------------------------------
DWS BALANCED - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --        --        --           --
 Accumulation Unit Value Ending                         --        --        --        --           --
 Number of Units Outstanding at End of Year             --        --        --        --           --
------------------------------------------------------------------------------------------------------
DWS BOND - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $  10.61  $  11.02  $ 11.655   $   12.026
 Accumulation Unit Value Ending                   $  10.19  $  11.02  $ 11.655  $ 12.026   $   12.447
 Number of Units Outstanding at End of Year         24,670    60,002    89,305   179,258      242,774
------------------------------------------------------------------------------------------------------
DWS GLOBAL OPPORTUNITIES - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   9.12  $   6.75  $  5.313   $    7.780
 Accumulation Unit Value Ending                   $   9.12  $   6.75  $  5.313  $  7.780   $    9.425
 Number of Units Outstanding at End of Year         11,777    24,877    51,809   159,642      254,808
------------------------------------------------------------------------------------------------------
DWS GROWTH & INCOME - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   9.59  $   8.35  $  6.305   $    7.849
 Accumulation Unit Value Ending                   $   9.59  $   8.35  $  6.305  $  7.849   $    8.492
 Number of Units Outstanding at End of Year          3,100    23,428    37,769    76,611       99,749
------------------------------------------------------------------------------------------------------
DWS INTERNATIONAL - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   8.71  $   5.91  $  4.740   $    5.948
 Accumulation Unit Value Ending                   $   8.71  $   5.91  $  4.740  $  5.948   $    6.808
 Number of Units Outstanding at End of Year          4,151    18,248    36,822   144,072      174,503
------------------------------------------------------------------------------------------------------
FEDERATED CAPITAL INCOME II SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   9.14  $   7.74  $  9.115   $    6.855
 Accumulation Unit Value Ending                   $   9.14  $   7.74  $  9.115  $  6.855   $    7.401
 Number of Units Outstanding at End of Year            689     1,970    92,428    51,656       76,744
------------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $  10.61  $  11.15  $ 11.942   $   12.006
 Accumulation Unit Value Ending                   $  10.61  $  11.15  $ 11.942  $ 12.006   $   12.218
 Number of Units Outstanding at End of Year            230    69,662   408,779   580,553      605,532
------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND II SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   9.19  $   9.15  $  5.784   $   10.941
 Accumulation Unit Value Ending                   $   9.19  $   9.15  $  5.784  $ 10.941   $   11.870
 Number of Units Outstanding at End of Year            597    52,109    24,658   246,278      444,657
------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER(SM) - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   9.59  $   9.03  $  8.095   $    9.379
 Accumulation Unit Value Ending                   $   9.59  $   9.03  $  8.095  $  9.379   $    9.716
 Number of Units Outstanding at End of Year            299    33,474    73,114   116,121      181,632
------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   9.38  $   8.08  $  7.195   $    9.078
 Accumulation Unit Value Ending                   $   9.38  $   8.08  $  7.195  $  9.078   $   10.296
 Number of Units Outstanding at End of Year         19,089   104,405   348,537   888,353    1,158,838
------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $  11.04  $  10.30  $  8.405   $   10.759
 Accumulation Unit Value Ending                   $  11.04  $  10.30  $  8.405  $ 10.759   $   11.786
 Number of Units Outstanding at End of Year          4,932    75,559   174,403   306,020      434,981
------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   8.39  $   6.79  $  4.659   $    6.080
 Accumulation Unit Value Ending                   $   8.39  $   6.79  $  4.659  $  6.080   $    6.173
 Number of Units Outstanding at End of Year         52,890    98,555   305,305   625,498      939,071
------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   9.04  $   7.80  $  5.960   $    7.516
 Accumulation Unit Value Ending                   $   9.04  $   7.80  $  5.960  $  7.516   $    8.166
 Number of Units Outstanding at End of Year        102,744   312,663   365,351   978,400    1,444,339
------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $  10.23  $  10.47  $ 10.456   $   10.373
 Accumulation Unit Value Ending                   $  10.23  $  10.47  $ 10.456  $ 10.373   $   10.311
 Number of Units Outstanding at End of Year         30,553   140,649   310,441   819,516      618,241
------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   8.44  $   6.54  $  5.119   $    7.208
 Accumulation Unit Value Ending                   $   8.44  $   6.54  $  5.119  $  7.208   $    8.045
 Number of Units Outstanding at End of Year          6,868    58,855   109,892   235,043      382,839
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED - INSTITUTIONAL
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   9.62  $   9.00  $  8.273   $    9.267
 Accumulation Unit Value Ending                   $   9.62  $   9.00  $  8.273  $  9.267   $    9.878
 Number of Units Outstanding at End of Year         43,584   199,196   356,912   699,022      705,500
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND - INSTITUTIONAL
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $  10.40  $  11.01  $ 11.943   $   12.480
 Accumulation Unit Value Ending                   $  10.40  $  11.01  $ 11.943  $ 12.480   $   12.743
 Number of Units Outstanding at End of Year             25   104,700   114,051   254,643      312,969
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK - SERVICE
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --  $  10.00  $  7.734   $   10.132
 Accumulation Unit Value Ending                         --        --  $  7.734  $ 10.132   $   11.765
 Number of Units Outstanding at End of Year             --        --    36,688    37,023       71,988
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                $   1000  $   8.32  $   6.15  $  4.441   $    5.746
 Accumulation Unit Value Ending                   $   8.32  $   6.15  $  4.441  $  5.746   $    5.898
 Number of Units Outstanding at End of Year         98,273   116,481   162,987   251,235      275,805
------------------------------------------------------------------------------------------------------

                                 54  PROSPECTUS



JANUS ASPEN SERIES MID CAP GROWTH -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   6.65  $   3.96  $  2.799   $    3.715
 Accumulation Unit Value Ending                   $   6.65  $   3.96  $  2.799  $  3.715   $    4.405
 Number of Units Outstanding at End of Year        272,048   266,218   307,400   412,644      466,868
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   8.19  $   6.24  $  4.564   $    5.558
 Accumulation Unit Value Ending                   $   8.19  $   6.24  $  4.564  $  5.558   $    5.719
 Number of Units Outstanding at End of Year         66,346   167,331   245,789   365,025      414,342
------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INVESTORS - CLASS I
SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --        --        --   $   10.000
 Accumulation Unit Value Ending                         --        --        --        --   $   10.913
 Number of Units Outstanding at End of Year             --        --        --        --       47,102
------------------------------------------------------------------------------------------------------
LSA BALANCED
 Accumulation Unit Value Beginning                      --        --  $  10.00  $  8.646           --
 Accumulation Unit Value Ending                         --        --  $  8.646  $ 10.973           --
 Number of Units Outstanding at End of Year             --        --     2,157    46,166           --
------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   8.15  $   5.33  $  3.465   $    4.432
 Accumulation Unit Value Ending                   $   8.15  $   5.33  $  3.465  $  4.432   $    4.917
 Number of Units Outstanding at End of Year         66,991   107,324   123,692   227,669      274,686
------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   9.85  $   8.13  $  6.308   $    7.567
 Accumulation Unit Value Ending                   $   9.85  $   8.13  $  6.308  $  7.567   $    8.276
 Number of Units Outstanding at End of Year          3,223     22985    52,812   121,843      136,211
------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   8.97  $   8.36  $  5.615   $    7.374
 Accumulation Unit Value Ending                   $   8.97  $   8.36  $  5.615  $  7.374   $    7.715
 Number of Units Outstanding at End of Year        113,237   118,208   205,837   477,819      623,501
------------------------------------------------------------------------------------------------------
MFS RESEARCH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   8.87  $   6.86  $  5.084   $    6.227
 Accumulation Unit Value Ending                   $   8.87  $   6.86  $  5.084  $  6.227   $    7.085
 Number of Units Outstanding at End of Year          6,208    23,332    32,958    50,336       53,593
------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $  11.20  $  11.03  $ 10.273   $   11.736
 Accumulation Unit Value Ending                   $  11.20  $  11.03  $ 10.273  $ 11.736   $   12.832
 Number of Units Outstanding at End of Year          8,401    60,889   250,026   454,021      590,723
------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA -
SERVICE SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --  $  10.00  $  7.818   $   11.076
 Accumulation Unit Value Ending                         --        --  $  7.818  $ 11.076   $   12.965
 Number of Units Outstanding at End of Year             --        --    41,593   193,863      323,468
------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND (U.S. DOLLAR-HEDGED) -
ADMINISTRATIVE SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --  $  10.00  $ 10.526   $   10.571
 Accumulation Unit Value Ending                         --        --  $ 10.526  $ 10.571   $   10.960
 Number of Units Outstanding at End of Year             --        --     4,596    79,683      100,873
------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN - ADMINISTRATIVE SHARES
SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --  $  10.00  $ 10.518   $   10.851
 Accumulation Unit Value Ending                         --        --  $ 10.518  $ 10.851   $   11.178
 Number of Units Outstanding at End of Year             --        --    85,455   428,033      604,097
------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --        --        --   $   10.000
 Accumulation Unit Value Ending                         --        --        --        --   $   10.772
 Number of Units Outstanding at End of Year             --        --        --        --       91,944
------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP SMALL CAP SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --  $  10.00  $  7.173   $   10.051
 Accumulation Unit Value Ending                         --        --  $  7.173  $ 10.051   $   11.637
 Number of Units Outstanding at End of Year             --        --     8,929   172,641      244,720
------------------------------------------------------------------------------------------------------

                                 55  PROSPECTUS


PUTNAM VT INTERNATIONAL GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --  $  10.00  $  8.168   $   11.059
 Accumulation Unit Value Ending                         --        --  $  8.168  $ 11.059   $   13.141
 Number of Units Outstanding at End of Year             --        --     6,727    39,731       58,105
------------------------------------------------------------------------------------------------------
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT(2)
 Accumulation Unit Value Beginning                $  10.00  $   9.63  $   8.95  $  6.870   $    7.992
 Accumulation Unit Value Ending                   $   9.63  $   8.95  $  6.870  $  7.992   $    8.380
 Number of Units Outstanding at End of Year            903     7,596    31,178    54,246       63,858
------------------------------------------------------------------------------------------------------
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $  11.70  $  11.36  $  9.262   $   11.201
 Accumulation Unit Value Ending                   $  11.70  $  11.36  $  9.262  $ 11.201   $   12.683
 Number of Units Outstanding at End of Year          1,615    18,026    19,587    30,898      100,258
------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $  11.52  $  11.48  $  9.895   $   12.073
 Accumulation Unit Value Ending                   $  11.52  $  11.48  $  9.895  $ 12.073   $   13.627
 Number of Units Outstanding at End of Year            113    47,501   228,732   526,597      761,565
------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK - I
SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   8.55  $   6.53  $  5.239   $    6.716
 Accumulation Unit Value Ending                   $   8.55  $   6.53  $  5.239  $  6.716   $    7.505
 Number of Units Outstanding at End of Year          5,575    16,460    39,170   110,909      176,753
------------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH - I SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                $  10.00  $  10.06  $   9.79  $  7.569   $   10.288
 Accumulation Unit Value Ending                   $  10.06  $   9.79  $  7.569  $ 10.288   $   11.957
 Number of Units Outstanding at End of Year          6,092    82,744   231,318   574,018      675,635
------------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                $  10.00  $   9.01  $   7.80  $  5.489   $    7.284
 Accumulation Unit Value Ending                   $   9.01  $   7.80  $  5.489  $  7.284   $    7.933
 Number of Units Outstanding at End of Year              0    14,973    80,509    84,065      120,707
------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --        --        --   $   10.000
 Accumulation Unit Value Ending                         --        --        --        --   $   11.114
 Number of Units Outstanding at End of Year             --        --        --        --       77,019
------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --  $  10.00  $  8.133   $   10.199
 Accumulation Unit Value Ending                         --        --  $  8.133  $ 10.199   $   11.431
 Number of Units Outstanding at End of Year             --        --    12,359   106,750      238,529
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (4)
 Accumulation Unit Value Beginning                      --        --        --        --   $   10.000
 Accumulation Unit Value Ending                         --        --        --        --   $   11.290
 Number of Units Outstanding at End of Year             --        --        --        --      220,091
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --        --        --           --
 Accumulation Unit Value Ending                         --        --        --        --           --
 Number of Units Outstanding at End of Year             --        --        --        --           --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY(SM)
SUB-ACCOUNT
 Accumulation Unit Value Beginning                      --        --        --        --           --
 Accumulation Unit Value Ending                         --        --        --        --           --
 Number of Units Outstanding at End of Year             --        --        --        --           --
------------------------------------------------------------------------------------------------------






                                                    Year ending December 31,
FUND                                                   2005           2006
-------------------------------------------------------------------------------
AIM V.I. BASIC VALUE - SERIES I SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   10.781     $   11.197
 Accumulation Unit Value Ending                     $   11.197     $   12.450
 Number of Units Outstanding at End of Year            251,607        294,765
-------------------------------------------------------------------------------


                                 56  PROSPECTUS


ALGER AMERICAN GROWTH - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    6.398     $    7.041
 Accumulation Unit Value Ending                     $    7.041     $    7.271
 Number of Units Outstanding at End of Year            492,261        413,156
-------------------------------------------------------------------------------
ALGER AMERICAN INCOME & GROWTH - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    7.137     $    7.252
 Accumulation Unit Value Ending                     $    7.252     $    7.786
 Number of Units Outstanding at End of Year            381,157        339,270
-------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    5.788     $    6.506
 Accumulation Unit Value Ending                     $    6.506     $    7.621
 Number of Units Outstanding at End of Year            721,253        732,706
-------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    9.663     $   10.424
 Accumulation Unit Value Ending                     $   10.424     $   11.277
 Number of Units Outstanding at End of Year          1,007,060        894,467
-------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    5.793     $    6.651
 Accumulation Unit Value Ending                     $    6.651     $    7.840
 Number of Units Outstanding at End of Year            408,709        400,994
-------------------------------------------------------------------------------
DWS BALANCED - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   10.000     $   10.562
 Accumulation Unit Value Ending                     $   10.562     $   11.437
 Number of Units Outstanding at End of Year            140,966        117,438
-------------------------------------------------------------------------------
DWS BOND - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   12.447     $   12.544
 Accumulation Unit Value Ending                     $   12.544     $   12.902
 Number of Units Outstanding at End of Year            235,908        203,670
-------------------------------------------------------------------------------
DWS GLOBAL OPPORTUNITIES - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    9.425     $   10.942
 Accumulation Unit Value Ending                     $   10.942     $   13.120
 Number of Units Outstanding at End of Year            309,298        368,488
-------------------------------------------------------------------------------
DWS GROWTH & INCOME - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    8.492     $    8.847
 Accumulation Unit Value Ending                     $    8.847     $    9.874
 Number of Units Outstanding at End of Year             85,054         79,081
-------------------------------------------------------------------------------
DWS INTERNATIONAL - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    6.808     $    7.768
 Accumulation Unit Value Ending                     $    7.768     $    9.606
 Number of Units Outstanding at End of Year            190,759        229,934
-------------------------------------------------------------------------------
FEDERATED CAPITAL INCOME II SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    7.401     $    7.726
 Accumulation Unit Value Ending                     $    7.726     $    8.776
 Number of Units Outstanding at End of Year             76,010        100,300
-------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   12.218     $   12.243
 Accumulation Unit Value Ending                     $   12.243     $   12.523
 Number of Units Outstanding at End of Year            530,059        381,051
-------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND II SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   11.870     $   11.968
 Accumulation Unit Value Ending                     $   11.968     $   13.026
 Number of Units Outstanding at End of Year            439,857        430,206
-------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER(SM) - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    9.716     $    9.929
 Accumulation Unit Value Ending                     $    9.929     $   10.466
 Number of Units Outstanding at End of Year            176,415        129,882
-------------------------------------------------------------------------------

                                 57  PROSPECTUS



FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   10.296     $   11.826
 Accumulation Unit Value Ending                     $   11.826     $   12.977
 Number of Units Outstanding at End of Year          1,260,810      1,273,768
-------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   11.786     $   12.255
 Accumulation Unit Value Ending                     $   12.255     $   14.468
 Number of Units Outstanding at End of Year            395,964        396,481
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    6.173     $    6.415
 Accumulation Unit Value Ending                     $    6.415     $    6.732
 Number of Units Outstanding at End of Year            831,880        682,021
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    8.166     $    8.407
 Accumulation Unit Value Ending                     $    8.407     $    9.557
 Number of Units Outstanding at End of Year          1,362,101      1,346,569
-------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   10.311     $   10.435
 Accumulation Unit Value Ending                     $   10.435     $   10.750
 Number of Units Outstanding at End of Year            694,730        725,670
-------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    8.045     $    9.406
 Accumulation Unit Value Ending                     $    9.406     $   10.909
 Number of Units Outstanding at End of Year            426,944        513,031
-------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED - INSTITUTIONAL
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    9.878     $   10.473
 Accumulation Unit Value Ending                     $   10.473     $   11.389
 Number of Units Outstanding at End of Year            691,502        664,165
-------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND - INSTITUTIONAL
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   12.743     $   12.767
 Accumulation Unit Value Ending                     $   12.767     $   13.069
 Number of Units Outstanding at End of Year            291,063        350,195
-------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK - SERVICE SHARES
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   11.765     $   12.276
 Accumulation Unit Value Ending                     $   12.276     $   14.235
 Number of Units Outstanding at End of Year             79,929         72,800
-------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    5.898     $    6.042
 Accumulation Unit Value Ending                     $    6.042     $    6.610
 Number of Units Outstanding at End of Year            257,364        266,266
-------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH - INSTITUTIONAL
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    4.405     $    4.860
 Accumulation Unit Value Ending                     $    4.860     $    5.423
 Number of Units Outstanding at End of Year            505,828        510,006
-------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    5.719     $    5.947
 Accumulation Unit Value Ending                     $    5.947     $    6.905
 Number of Units Outstanding at End of Year            364,847        335,256
-------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INVESTORS - CLASS I
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   10.913     $   11.419
 Accumulation Unit Value Ending                     $   11.419     $   13.264
 Number of Units Outstanding at End of Year             45,145         47,405
-------------------------------------------------------------------------------
LSA BALANCED
 Accumulation Unit Value Beginning                          --             --
 Accumulation Unit Value Ending                             --             --
 Number of Units Outstanding at End of Year                 --             --
-------------------------------------------------------------------------------


                                 58  PROSPECTUS



MFS EMERGING GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    4.917     $    5.273
 Accumulation Unit Value Ending                     $    5.273     $    5.588
 Number of Units Outstanding at End of Year            269,766        247,942
-------------------------------------------------------------------------------
MFS INVESTORS TRUST - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    8.276     $    8.724
 Accumulation Unit Value Ending                     $    8.724     $    9.682
 Number of Units Outstanding at End of Year            135,382        134,594
-------------------------------------------------------------------------------
MFS NEW DISCOVERY - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    7.715     $    7.975
 Accumulation Unit Value Ending                     $    7.975     $    8.868
 Number of Units Outstanding at End of Year            560,525        514,110
-------------------------------------------------------------------------------
MFS RESEARCH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    7.085     $    7.502
 Accumulation Unit Value Ending                     $    7.502     $    8.141
 Number of Units Outstanding at End of Year             52,102         49,634
-------------------------------------------------------------------------------
MFS TOTAL RETURN - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   12.832     $   12.959
 Accumulation Unit Value Ending                     $   12.959     $   14.243
 Number of Units Outstanding at End of Year            622,265        569,919
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   12.965     $   13.972
 Accumulation Unit Value Ending                     $   13.972     $   15.735
 Number of Units Outstanding at End of Year            312,606        325,308
-------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND (U.S. DOLLAR-HEDGED) -
ADMINISTRATIVE SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   10.960     $   11.319
 Accumulation Unit Value Ending                     $   11.319     $   11.362
 Number of Units Outstanding at End of Year            106,489         99,214
-------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN - ADMINISTRATIVE SHARES
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   11.178     $   11.247
 Accumulation Unit Value Ending                     $   11.247     $   11.473
 Number of Units Outstanding at End of Year            614,406        512,461
-------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   10.772     $   10.870
 Accumulation Unit Value Ending                     $   10.870     $   11.829
 Number of Units Outstanding at End of Year            106,673         97,834
-------------------------------------------------------------------------------
PREMIER VIT OPCAP SMALL CAP SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   11.637     $   11.436
 Accumulation Unit Value Ending                     $   11.436     $   13.938
 Number of Units Outstanding at End of Year            236,295        205,170
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS
IB SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   13.141     $   14.727
 Accumulation Unit Value Ending                     $   14.727     $   18.403
 Number of Units Outstanding at End of Year             61,333        109,461
-------------------------------------------------------------------------------
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT(2)
 Accumulation Unit Value Beginning                  $    8.380     $    8.157
 Accumulation Unit Value Ending                     $    8.157     $    8.879
 Number of Units Outstanding at End of Year             58,249         51,761
-------------------------------------------------------------------------------
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   12.683     $   12.925
 Accumulation Unit Value Ending                     $   12.925     $   15.546
 Number of Units Outstanding at End of Year             68,271         93,618
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   13.627     $   13.909
 Accumulation Unit Value Ending                     $   13.909     $   16.254
 Number of Units Outstanding at End of Year            796,314        661,730
-------------------------------------------------------------------------------


                                 59  PROSPECTUS


T. ROWE PRICE INTERNATIONAL STOCK - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    7.505     $    8.554
 Accumulation Unit Value Ending                     $    8.554     $   10.006
 Number of Units Outstanding at End of Year            203,771        257,698
-------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH - I SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                  $   11.957     $   13.476
 Accumulation Unit Value Ending                     $   13.476     $   14.114
 Number of Units Outstanding at End of Year            621,478        575,076
-------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $    7.933     $    8.140
 Accumulation Unit Value Ending                     $    8.140     $    8.581
 Number of Units Outstanding at End of Year            126,892        132,467
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   11.114     $   12.130
 Accumulation Unit Value Ending                     $   12.130     $   12.500
 Number of Units Outstanding at End of Year             52,894         60,010
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   11.431     $   12.319
 Accumulation Unit Value Ending                     $   12.319     $   14.033
 Number of Units Outstanding at End of Year            277,577        291,195
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (4)
 Accumulation Unit Value Beginning                  $   11.290     $   12.455
 Accumulation Unit Value Ending                     $   12.455     $   14.765
 Number of Units Outstanding at End of Year            280,918        311,438
-------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   10.000     $   11.435
 Accumulation Unit Value Ending                     $   11.435     $   12.876
 Number of Units Outstanding at End of Year            177,119        174,427
-------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY(SM)
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  $   10.000     $   10.996
 Accumulation Unit Value Ending                     $   10.996     $   12.120
 Number of Units Outstanding at End of Year            449,486        420,788
-------------------------------------------------------------------------------

                                 60  PROSPECTUS

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.

(2) Effective May 31, 2007, the STI Classic Capital Appreciation Fund will change its name to STI Classic Large Cap Growth Stock Fund. We will make the corresponding change to the name of the Variable Sub-account that invests in that Portfolio.

(3) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) A brief explanation of how performance of the Sub-Accounts are calculated may be found in the Statement of Additional Information.




                                 61  PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------


ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Purchase Payment:                        $ 40,000.00
Guarantee Period:                        5 Years
Guaranteed Interest Rate:                5% Annual Effective Rate
5-year Treasury Rate at Time of
Purchase Payment:                        6%

The following examples illustrate how the Market Value Adjustment and the Withdrawal Charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Issue Date. The Market Value Adjustment operates in a similar manner for transfers, except that there is no free amount for transfers. No Withdrawal Charge applies to transfers.

Assuming that the entire $40,000.00 Purchase Payment is allocated to the Guaranteed Maturity Fixed Account for the Guarantee Period specified above, at the end of the five-year Guarantee Period the Contract Value would be $51,051.26. After one year, when the withdrawals occur in these examples, the Contract Value would be $42,000.00. We have assumed that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment and the Withdrawal Charge only apply to the portion of a withdrawal that is greater than the Free Withdrawal Amount. Accordingly, the first step is to calculate the Free Withdrawal Amount.

The Free Withdrawal Amount is equal to:

  (a) the greater of:

  .  earnings not previously withdrawn; or

  .  15% of your total Purchase Payments in the most recent seven years; plus

  (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

Here, (a) equals $6,000.00, because 15% of the total Purchase Payments in the most recent seven years ($6,000.00 = 15% X $40,000.00) is greater than the earnings not previously withdrawn ($2,000.00). (b) equals $0, because all of the Purchase Payments were made less than seven years age. Accordingly, the Free Withdrawal Amount is $6,000.00.

The formula that we use to determine the amount of the Market Value Adjustment is:

  .9 X (I - J) X N

where: I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the beginning of the Guarantee Period;

J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding our receipt of your withdrawal request, death benefit request, transfer request, or annuity option request; and

N = the number of whole and partial years from the date we receive your request until the end of the relevant Guarantee Period.

We will base the Market Value Adjustment on the current Treasury Rate for a maturity corresponding in length to the relevant Guarantee Period. These examples also show the Withdrawal Charge (if any), which would be calculated separately from the Market Value Adjustment.


EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT
A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment, such that the five-year Treasury Rate is now 6.5%. Upon a withdrawal, the market value adjustment factor would be:

  .9 X (.06 - .065) X 4 = -.0180

The Market Value Adjustment is a reduction of $648.00 from the amount withdrawn:

  $ - 648.00 = -.0180 X ($42,000.00 - $6,000.00)

A Withdrawal Charge of 7% would be assessed against the Purchase Payments withdrawn that are less than seven years old and are not eligible for free withdrawal. Under the Contract, earnings are deemed to be withdrawn before Purchase Payments. Accordingly, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00).

Therefore, the Withdrawal Charge would be:

  $2,520.00 = 7% X (40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

  $38,832.00 = $42,000.00 - $648.00 - $2,520.00


EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT
An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year after the Purchase Payment, such that the five-year


                                 62  PROSPECTUS

Treasury Rate is now 5.5%. Upon a withdrawal, the market value adjustment factor would be:

  .9 X (.06 - .055) X 4 = .0180

The Market Value Adjustment would increase the amount withdrawn by $648.00, as follows:

  $648.00 = .0180 X ($42,000.00 - $6,000.00)

As above, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00). Therefore, the Withdrawal Charge would be:

  $2,520.00 = 7% X ($40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

  $40,128.00 = $42,000.00 + $648.00 - $2,520.00


EXAMPLE OF A PARTIAL WITHDRAWAL
If you request a partial withdrawal from a Guarantee Period, we can either (1) withdraw the specified amount of Contract Value and pay you that amount as adjusted by any applicable Market Value Adjustment or (2) pay you the amount requested, and subtract an amount from your Contract Value that equals the requested amount after application of the Market Value Adjustment and Withdrawal Charge. Unless you instruct us otherwise, when you request a partial withdrawal we will assume that you wish to receive the amount requested. We will make the necessary calculations and on your request provide you with a statement showing our calculations.

For example, if in the first example you wished to receive $20,000.00 as a partial withdrawal, the Market Value Adjustment and Withdrawal Charge would be calculated as follows

Let:                 AW   =    the total amount to be withdrawn
                                from your Contract Value
                     MVA  =    Market Value Adjustment
                     WC   =    Withdrawal Charge
                     AW'  =    amount subject to Market Value
                                Adjustment and Withdrawal Charge

Then                 AW   -    $20,000.00 = WC - MVA

:

Since neither the Market Value Adjustment nor the Withdrawal Charge apply to the free withdrawal amount, we can solve directly for the amount subject to the Market Value Adjustment and the Withdrawal Charge (i.e., AW'), which equals AW - $6,000.00. Then, AW = AW' + $6,000, and AW' + $6,000.00 - $20,000.00 = WC - MVA.

  MVA = - .018 X AW'

  WC = .07 X AW'

  WC - MVA = .088AW'

  AW' - $14,000.00 = .088AW'

  AW' = $14,000.00 / (1 - .088) = $15,350.88

  MVA = - .018 X $15,350.88 = - $276.32

  WC = .07 X $15,350.88 = $1,074.56

AW = Total amount withdrawn = $15,350.88 + $6,000.00 = $21,350.88

You receive $20,000.00; the total amount subtracted from your contract is $21,350.88; the Market Value Adjustment is $276.32; and the Withdrawal Charge is $1,074.56. Your remaining Contract Value is $20,649.12.

If, however, in the same example, you wished to withdraw $20,000.00 from your Contract Value and receive the adjusted amount, the calculations would be as follows:

By definition, AW = total amount withdrawn from your Contract Value = $20,000.00

AW'  =    amount that MVA & WC are applied to
     =    amount withdrawn in excess of Free
          Amount = $20,000.00 - $6,000.00 =
          $14,000.00
MVA  =    - .018 X $14,000.00 = - $252.00
WC   =    .07 X $14,000.00 = $980.00


You would receive $20,000.00 - $252.00 - $980.00 = $18,768.00; the total amount subtracted from your Contract Value is $20,000.00. Your remaining Contract Value would be $22,000.00.


EXAMPLE OF FREE WITHDRAWAL AMOUNT
Assume that in the foregoing example, after four years $8,620.25 in interest had been credited and that the Contract Value in the Fixed Account equaled $48,620.25. In this example, if no prior withdrawals have been made, you could withdraw up to $8,620.25 without incurring a Market Value Adjustment or a Withdrawal Charge. The Free Withdrawal Amount would be $8,620.25, because the interest credited ($8,620.25) is greater than 15% of the Total Purchase Payments in the most recent seven years ($40,000.00 X .15 = $6,000.00).


                                 63  PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION
                CONSULTANT I FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY

 This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-865-5237 or writing to us at the following address:

                          Lincoln Benefit Life Company
                                 P.O. Box 80469
                          Lincoln, Nebraska 68501-0469
              The date of this Statement of Additional Information
                 and of the related Prospectus is: May 1, 2007.

                                TABLE OF CONTENTS

                                                                       PAGE
The Contract...........................................................S-2
     Annuity Payments..................................................S-2
     Initial Monthly Annuity Payment...................................S-2
     Subsequent Monthly Payments.......................................S-2
     Transfers After Annuity Date......................................S-2
     Annuity Unit Value................................................S-3
     Illustrative Example of Annuity Unit Value Calculation ...........S-3
     Illustrative Example of Variable Annuity Payments.................S-3

Experts................................................................S-17

Financial Statements...................................................S-17




                                  THE CONTRACT

ANNUITY PAYMENTS

The amount of your annuity payments will depend on the following factors:

     (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any applicable premium tax charge and adjusted by any applicable Market Value Adjustment;

     (b) the Payment Option you have selected;

     (c) the payment frequency you have selected;

     (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and

     (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.



INITIAL MONTHLY ANNUITY PAYMENT

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date next preceding the Annuity Date. We will also increase or decrease your Fixed Account balance by any applicable Market Value Adjustment. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% which is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your Contract Value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is usually the same as the first monthly payment. However, after the Annuity Date you will have a limited ability to increase your Fixed Annuity payments by making transfers from the Subaccounts, as described in "Transferred after the Annuity Date" on this page. After each such transfer, however, your subsequent annuity payments will remain at the new level until and unless you make an additional transfer to your Fixed Annuity payments.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period unless the Contract Owner makes a transfer. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

TRANSFERS AFTER THE ANNUITY DATE

The Contract provides that during the Annuity Period, you may make transfers among the Subaccounts or increase the proportion of your annuity payments consisting of Fixed Annuity payments. We will effect a transfer among the Subaccounts at their Annuity Unit Value next determined after we receive your instructions. After the transfer, your subsequent Variable Annuity payments will be based on your new Annuity Unit balances. If you wish to transfer value from the Subaccounts to increase your Fixed Annuity payments, we will determine the amount of your additional Fixed Annuity payments as follows. First, we will determine the Annuitized Value represented by the Annuity Units that you wish to apply to a Fixed Annuity payment. Then, we will apply that amount to the appropriate factor for the Payment Option you have selected, using either the Payment Option Tables in the Contract or our annuity tables for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee.




ANNUITY UNIT VALUE

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $10.000.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each Subaccount, we determine the Annuity Unit Value for any Valuation Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

(a) is the total of:

     (1) the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

     (2) the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

     (3) a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

(b) is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the preceding Valuation Period; and

(c) is the mortality and expense risk charge and the administrative expense risk charge.






ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

        Net Investment Factor = ($11.46/$11.44) - 0.0000340 = 1.0017142

The amount subtracted from the ratio of the two net asset values (0.0000340) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.25%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

                      $101.03523 X 1.0017142 = $101.19888
                             ---------------------
                                    1.0000943

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

             First Payment = $5.44 X ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

            Annuity Units = $633.28 / $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

                Second Payment = 4.77697 X $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period, unless the Contract Owner makes a transfer. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.

                                     EXPERTS

The financial statements of Lincoln Benefit Life Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the related financial statement schedules included in this Statement of Additional Information and incorporated by reference in this prospectus from the Lincoln Benefit Life Company Annual Report on Form 10-K for the year ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included and incorporated by reference herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2005 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

The financial statements of the Subaccounts comprising the Separate Account as of December 31, 2006, and for the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and related financial statement schedules and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and financial statement schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contacts.



                                                      Accumulation Unit Values(1)
                                                 Basic Policy plus Death Benefit Rider

* The LBL Consultant Variable Annuity I Contracts and all of the Variable
Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares
Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap(R) /VA - Service
Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative
Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account,
Premier VIT OpCap Balanced Sub-Account, Premier VIT OpCap Small Cap Sub-Account,
Putnam VT International Growth and Income - Class IB Sub-Account, Van Kampen LIT
Aggressive Growth, Class II Sub-Account, Van Kampen LIT Growth and Income, Class
II Sub-Account which were first offered under the Contracts on May 1, 2002; the AIM V.I. Basic Value - Series I Sub-Account , Legg Mason Partners Variable
Investors - Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I
Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT
Opportunity(SM) Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced - Class A Sub-Account which was first offered under the Contracts on April 29, 2005.



Year ending December 31,                                                   1998      1999         2000         2001         2002
Subaccount
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                                            --        --           --           --           --
Accumulation Unit Value Ending                                               --        --           --           --           --
Number of Units Outstanding at End of Year                                   --        --           --           --           --
Alger American Growth - Class O
Accumulation Unit Value Beginning                                       $10.000   $11.920      $15.710      $13.190      $11.470
Accumulation Unit Value Ending                                          $11.920   $15.710      $13.190      $11.470       $7.573
Number of Units Outstanding at End of Year                               15,244   231,260      392,729      426,132      369,719
Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                                       $10.000   $11.490      $16.130      $15.690      $13.250
Accumulation Unit Value Ending                                          $12.800   $16.130      $15.690      $13.250       $8.999
Number of Units Outstanding at End of Year                                4,249   248,187      455,124      579,045      590,474
Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                                       $10.000   $12.800      $22.460      $16.640      $13.790
Accumulation Unit Value Ending                                          $12.800   $22.460      $16.640      $13.790       $8.982
Number of Units Outstanding at End of Year                                4,249    97,191      218,773      220,051      207,042
Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                                       $10.000   $11.590      $15.060      $16.200      $19.930
Accumulation Unit Value Ending                                          $11.590   $15.060      $16.200      $19.930      $10.366
Number of Units Outstanding at End of Year                                8,615    39,695      210,363      2473,39      222,668
Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                                       $10.000   $11.300      $15.980      $11.460       $7.960
Accumulation Unit Value Ending                                          $11.300   $15.980      $11.460       $7.960       $5.791
Number of Units Outstanding at End of Year                                2,569    33,114       71,824      120,316      178,044
DWS Bond VIP - Class A
Accumulation Unit Value Beginning                                       $10.000   $10.180       $9.940      $10.830      $11.290
Accumulation Unit Value Ending                                          $10.180    $9.950      $10.830      $11.290      $11.976
Number of Units Outstanding at End of Year                                2,343    279,38       72,535      198,874      231,418
DWS Global Opportunity VIP - Class A
Accumulation Unit Value Beginning                                       $10.000   $10.760      $17.600      $16.430      $12.210
Accumulation Unit Value Ending                                          $10.760   $17.600      $16.430      $12.210       $9.639
Number of Units Outstanding at End of Year                                    0    10,302        29,46       53,405       43,427
DWS Growth & Income VIP - Class A
Accumulation Unit Value Beginning                                       $10.000   $10.510      $10.990      $10.610       $9.270
Accumulation Unit Value Ending                                          $10.510   $10.990      $10.610       $9.270       $7.025
Number of Units Outstanding at End of Year                                1,708    37,864       72,202       72,414       78,772
DWS International VIP - Class A
Accumulation Unit Value Beginning                                       $10.000   $10.370      $15.800      $12.190       $8.310
Accumulation Unit Value Ending                                          $10.370   $15.800      $12.190       $8.310       $6.684
Number of Units Outstanding at End of Year                                5,932    21,515       42,270       42,578       58,038
Federated High Income Bond II
Accumulation Unit Value Beginning                                       $10.000    $9.840       $9.920       $8.900       $8.890
Accumulation Unit Value Ending                                           $9.840    $9.920       $8.900       $8.890       $8.881
Number of Units Outstanding at End of Year                                7,379    64,354       83,036      174,251      167,054
Federated U.S. Government Securities II
Accumulation Unit Value Beginning                                       $10.000   $10.260      $10.050      $10.990      $11.600
Accumulation Unit Value Ending                                          $10.260   $10.050      $10.990      $11.600      $12.463
Number of Units Outstanding at End of Year                               10,599    90,255       94,501      328,232      721,957
Federated Capital Income II
Accumulation Unit Value Beginning                                       $10.000   $11.130      $11.150      $10.010       $8.510
Accumulation Unit Value Ending                                          $11.130   $11.150      $10.010       $8.510       $6.379
Number of Units Outstanding at End of Year                               23,112   149,567      206,040      222,626      198,273
Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                                       $10.000   $10.800      $11.820      $11.190      $10.580
Accumulation Unit Value Ending                                          $10.800   $11.820      $11.190      $10.580       $9.518
Number of Units Outstanding at End of Year                                7,062    66,166      125,550      130,300      131,396
Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                                       $10.000   $11.450      $14.020      $12.910      $11.160
Accumulation Unit Value Ending                                          $11.450   $14.020      $12.910      $11.160       $9.972
Number of Units Outstanding at End of Year                               22,847   262,116      536,494      609,613      654,730
Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                                       $10.000   $10.820      $11.340      $12.120      $11.350
Accumulation Unit Value Ending                                          $10.820   $11.340      $12.120      $11.350       $9.293
Number of Units Outstanding at End of Year                               19,830   375,346      528,647      699,174      667,345
Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                                       $10.000   $11.620      $15.730      $13.810      $11.200
Accumulation Unit Value Ending                                          $11.620   $15.730      $13.810      $11.200       $7.718
Number of Units Outstanding at End of Year                               11,279   208,899      440,239      573,703      501,312
Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                                       $10.000   $11.350      $13.490      $12.050      $10.440
Accumulation Unit Value Ending                                          $11.350   $13.490      $12.050      $10.440       $8.002
Number of Units Outstanding at End of Year                              136,539   686,148    1,185,590    1,324,584    1,227,528
Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                                       $10.000   $10.140      $10.510      $11.010      $11.310
Accumulation Unit Value Ending                                          $10.140   $10.510      $11.010      $11.310      $11.336
Number of Units Outstanding at End of Year                               53,103   435,122      503,912      713,649      835,286
Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                                       $10.000   $10.490      $14.750      $11.760       $9.130
Accumulation Unit Value Ending                                          $10.490   $14.750      $11.760       $9.130       $7.177
Number of Units Outstanding at End of Year                                2,466    17,998       65,348       48,863       58,369
Janus Aspen Series Mid Cap Growth - Institutional
Shares
Accumulation Unit Value Beginning                                       $10.000   $12.260      $27.240      $18.310      $10.920
Accumulation Unit Value Ending                                          $12.260   $27.240      $18.310      $10.920       $7.758
Number of Units Outstanding at End of Year                                4,799   105,275      348,193      327,949      298,122
Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                                       $10.000   $11.680      $14.590      $14.050      $13.200
Accumulation Unit Value Ending                                          $11.680   $14.590      $14.050      $13.200      $12.173
Number of Units Outstanding at End of Year                               18,636   421,211      880,707    1,073,528    1,073,713
Janus Aspen Series Flexible Bond - Institutional
Shares
Accumulation Unit Value Beginning                                       $10.000   $10.240      $10.260      $10.740      $11.410
Accumulation Unit Value Ending                                          $10.240   $10.260      $10.740      $11.410      $12.422
Number of Units Outstanding at End of Year                                7,491    50,882       95,620      201,415      364,612
Janus Aspen Series Large Cap Growth -
Institutional Shares
Accumulation Unit Value Beginning                                       $10.000   $11.850      $16.810      $14.160      $10.500
Accumulation Unit Value Ending                                          $11.850   $16.810      $14.160      $10.500       $7.608
Number of Units Outstanding at End of Year                               14,182   338,171      824,297      831,836      709,678
Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                            --        --           --           --      $10.000
Accumulation Unit Value Ending                                               --        --           --           --       $7.752
Number of Units Outstanding at End of Year                                   --        --           --           --       10,436
Janus Aspen Series Worldwide Growth -
Institutional Shares
Accumulation Unit Value Beginning                                       $10.000   $10.680      $17.300      $14.380      $10.990
Accumulation Unit Value Ending                                          $10.680   $17.300      $14.380      $10.990       $8.072
Number of Units Outstanding at End of Year                               60,930   411,137      825,885      882,326      778,175
Legg Mason Partners Variable Investors Portfolio -
Class I
Accumulation Unit Value Beginning                                            --        --           --           --           --
Accumulation Unit Value Ending                                               --        --           --           --           --
Number of Units Outstanding at End of Year                                   --        --           --           --           --
LSA Balanced
Accumulation Unit Value Beginning                                            --        --           --           --      $10.000
Accumulation Unit Value Ending                                               --        --           --           --       $8.666
Number of Units Outstanding at End of Year                                   --        --           --           --        1,504
MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                                       $10.000   $11.740      $20.450      $16.200      $10.620
Accumulation Unit Value Ending                                          $11.740   $20.450      $16.200      $10.620       $6.933
Number of Units Outstanding at End of Year                                   91    30,880       95,426      1199,39      101,782
MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                                       $10.000   $11.190      $11.760      $11.580       $9.590
Accumulation Unit Value Ending                                          $11.190   $11.760      $11.580       $9.590       $7.471
Number of Units Outstanding at End of Year                                8,633   111,594      186,023      212,902      214,241
MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                                       $10.000   $11.340      $19.390      $18.730      $17.530
Accumulation Unit Value Ending                                          $11.340   $19.390      $18.730      $17.530      $11.814
Number of Units Outstanding at End of Year                                2,858    21,614       92,514      102,691      134,660
MFS Research - Initial Class
Accumulation Unit Value Beginning                                       $10.000   $11.070      $13.530      $12.690       $9.850
Accumulation Unit Value Ending                                          $11.070   $13.530      $12.690       $9.850       $7.325
Number of Units Outstanding at End of Year                                2,305    39,021       88,470      161,595      154,173
MFS Total Return - Initial Class
Accumulation Unit Value Beginning                                       $10.000   $10.600      $10.770      $12.320      $12.170
Accumulation Unit Value Ending                                          $10.600   $10.770      $12.320      $12.170      $11.373
Number of Units Outstanding at End of Year                                8,539    43,038       99,543      366,464      351,276
Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                            --        --           --           --           --
Accumulation Unit Value Ending                                               --        --           --           --           --
Number of Units Outstanding at End of Year                                   --        --           --           --           --
Premier VIT OpCap SmallCap
Accumulation Unit Value Beginning                                            --        --           --           --      $10.000
Accumulation Unit Value Ending                                               --        --           --           --       $7.190
Number of Units Outstanding at End of Year                                   --        --           --           --       28,026
Oppenheimer Main Street Small Cap Fund/VA -
Service Shares
Accumulation Unit Value Beginning                                            --        --           --           --      $10.000
Accumulation Unit Value Ending                                               --        --           --           --       $7.837
Number of Units Outstanding at End of Year                                   --        --           --           --       42,259
PIMCO VIT Foreign Bond - Administrative Shares
Accumulation Unit Value Beginning                                            --        --           --           --      $10.000
Accumulation Unit Value Ending                                               --        --           --           --      $10.551
Number of Units Outstanding at End of Year                                   --        --           --           --       18,833
PIMCO VIT Total Return - Administrative Shares
Accumulation Unit Value Beginning                                            --        --           --           --      $10.000
Accumulation Unit Value Ending                                               --        --           --           --      $10.543
Number of Units Outstanding at End of Year                                   --        --           --           --      262,044
Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning                                            --        --           --           --      $10.000
Accumulation Unit Value Ending                                               --        --           --           --       $8.187
Number of Units Outstanding at End of Year                                   --        --           --           --       20,588
STI Classic Capital Appreciation (2)
Accumulation Unit Value Beginning                                            --   $10.000      $10.060           --           --
Accumulation Unit Value Ending                                               --   $10.060      $10.220           --           --
Number of Units Outstanding at End of Year                                   --     4,666        7,230           --           --
STI Classic Value Income Stock
Accumulation Unit Value Beginning                                            --   $10.000       $8.630       $9.999       $8.130
Accumulation Unit Value Ending                                               --    $8.630       $9.390       $8.130       $6.525
Number of Units Outstanding at End of Year                                   --       665        1,640        1,603        1,695
Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                                       $10.000   $11.410      $21.350       $9.390       $9.150
Accumulation Unit Value Ending                                          $11.410   $21.350      $17.920       $9.150       $7.485
Number of Units Outstanding at End of Year                                3,091    36,267      125,889       34,717       18,860
Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                                       $10.000   $10.930      $14.530      $17.920      $12.220
Accumulation Unit Value Ending                                          $10.930   $14.530      $15.270      $12.220       $7.524
Number of Units Outstanding at End of Year                                1,370    24,845       79,800      114,860      116,972
T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                                       $10.000   $10.780      $11.020      $15.270      $14.490
Accumulation Unit Value Ending                                          $10.780   $11.020      $12.270      $14.490      $10.449
Number of Units Outstanding at End of Year                               13,978    76,739      148,784      253,260      325,479
T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                                       $10.000   $10.770      $14.150      $12.270      $12.270
Accumulation Unit Value Ending                                          $10.770   $14.150      $11.460      $12.270      $10.510
Number of Units Outstanding at End of Year                                5,160    27,663       75,690      397,546      463,033
T. Rowe Price Mid-Cap Growth - I (3)
Accumulation Unit Value Beginning                                       $10.000   $11.490      $14.020      $11.460       $8.790
Accumulation Unit Value Ending                                          $11.490   $14.020      $14.840       $8.790       $7.075
Number of Units Outstanding at End of Year                               43,441    96,322      143,110       92,414       80,308
T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                                       $10.000   $11.240      $12.490      $14.840      $14.490
Accumulation Unit Value Ending                                          $11.240   $12.490      $11.000      $14.490      $11.246
Number of Units Outstanding at End of Year                                4,213    21,505       16,894      170,663      283,461
Van Kampen LIT Aggressive  Growth - Class II
Accumulation Unit Value Beginning                                            --        --           --      $11.000       $9.560
Accumulation Unit Value Ending                                               --        --           --       $9.560       $6.754
Number of Units Outstanding at End of Year                                   --        --           --       25,250       47,851
Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                            --        --           --           --           --
Accumulation Unit Value Ending                                               --        --           --           --           --
Number of Units Outstanding at End of Year                                   --        --           --           --           --
Van Kampen UIF U.S. Mid Cap Value - Class I (4)
Accumulation Unit Value Beginning                                            --        --           --           --           --
Accumulation Unit Value Ending                                               --        --           --           --           --
Number of Units Outstanding at End of Year                                   --        --           --           --           --



Year ending December 31,                                                     2003         2004         2005         2006
Subaccount
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                                              --      $10.000      $10.806      $11.263
Accumulation Unit Value Ending                                                 --      $10.806      $11.263      $12.567
Number of Units Outstanding at End of Year                                     --      105,095       90,403       82,864
Alger American Growth - Class O
Accumulation Unit Value Beginning                                          $7.573      $10.089      $10.490      $11.584
Accumulation Unit Value Ending                                            $10.089      $10.490      $11.584      $12.005
Number of Units Outstanding at End of Year                                352,827      311,988      260,355      184,866
Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                                          $8.999      $11.516      $12.241      $12.480
Accumulation Unit Value Ending                                            $11.516      $12.241      $12.480      $13.446
Number of Units Outstanding at End of Year                                538,098      425,601      358,612      265,392
Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                                          $8.982      $11.927      $12.717      $14.346
Accumulation Unit Value Ending                                            $11.927      $12.717      $14.346      $16.864
Number of Units Outstanding at End of Year                                184,952      167,237      149,408      131,941
Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                                         $10.366      $15.100      $16.824      $18.212
Accumulation Unit Value Ending                                            $15.100      $16.824      $18.212      $19.771
Number of Units Outstanding at End of Year                                261,593      253,128      299,207      207,085
Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                                          $5.791       $8.124       $9.334      $10.753
Accumulation Unit Value Ending                                             $8.124       $9.334      $10.753      $12.721
Number of Units Outstanding at End of Year                                192,091      311,336      234,525      117,811
DWS Balanced VIP - Class A
Accumulation Unit Value Beginning                                              --           --      $10.000      $10.587
Accumulation Unit Value Ending                                                 --           --      $10.587      $11.504
Number of Units Outstanding at End of Year                                     --           --      207,687      178,033
DWS Bond VIP - Class A
Accumulation Unit Value Beginning                                         $11.976      $12.401      $12.880      $13.026
Accumulation Unit Value Ending                                            $12.401      $12.880      $13.026      $13.444
Number of Units Outstanding at End of Year                                212,847      192,033      178,999      160,858
DWS Global Opportunity VIP - Class A
Accumulation Unit Value Beginning                                          $9.639      $14.164      $17.220      $20.059
Accumulation Unit Value Ending                                            $14.164      $17.220      $20.059      $24.136
Number of Units Outstanding at End of Year                                 64,362       71,497       75,988       79,794
DWS Growth & Income VIP - Class A
Accumulation Unit Value Beginning                                          $7.025       $8.776       $9.528       $9.961
Accumulation Unit Value Ending                                             $8.776       $9.528       $9.961      $11.156
Number of Units Outstanding at End of Year                                 84,611       80,031       72,967       51,757
DWS International VIP - Class A
Accumulation Unit Value Beginning                                          $6.684       $8.416       $9.666      $11.068
Accumulation Unit Value Ending                                             $8.416       $9.666      $11.068      $13.735
Number of Units Outstanding at End of Year                                 60,739       60,597       51,493       72,779
Federated High Income Bond II
Accumulation Unit Value Beginning                                          $8.881      $10.698      $11.647      $11.785
Accumulation Unit Value Ending                                            $10.698      $11.647      $11.785      $12.871
Number of Units Outstanding at End of Year                                281,700      312,748      277,207      267,190
Federated U.S. Government Securities II
Accumulation Unit Value Beginning                                         $12.463      $12.574      $12.840      $12.913
Accumulation Unit Value Ending                                            $12.574      $12.840      $12.913      $13.254
Number of Units Outstanding at End of Year                                545,703      486,928      413,083      307,757
Federated Capital Income II
Accumulation Unit Value Beginning                                          $6.379       $7.586       $8.219       $8.610
Accumulation Unit Value Ending                                             $7.586       $8.219       $8.610       $9.814
Number of Units Outstanding at End of Year                                165,477      131,886      106,523       88,379
Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                                          $9.518      $11.067      $11.504      $11.798
Accumulation Unit Value Ending                                            $11.067      $11.504      $11.798      $12.479
Number of Units Outstanding at End of Year                                127,905      135,064      127,362       99,771
Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                                          $9.972      $12.626      $14.370      $16.563
Accumulation Unit Value Ending                                            $12.626      $14.370      $16.563      $18.238
Number of Units Outstanding at End of Year                                761,503      795,462      927,577      712,579
Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                                          $9.293      $11.938      $13.123      $13.693
Accumulation Unit Value Ending                                            $11.938      $13.123      $13.693      $16.222
Number of Units Outstanding at End of Year                                634,962      642,647      573,244      451,230
Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                                          $7.718      $10.106      $10.297      $10.738
Accumulation Unit Value Ending                                            $10.106      $10.297      $10.738      $11.309
Number of Units Outstanding at End of Year                                486,055      475,294      399,645      348,620
Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                                          $8.002      $10.128      $11.042      $11.408
Accumulation Unit Value Ending                                            $10.128      $11.042      $11.408      $13.013
Number of Units Outstanding at End of Year                              1,247,222    1,204,079    1,122,061      775,934
Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                                         $11.336      $11.284      $11.256      $11.432
Accumulation Unit Value Ending                                            $11.284      $11.256      $11.432      $11.818
Number of Units Outstanding at End of Year                                669,921      627,640      675,260      777,215
Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                                          $7.177      $10.141      $11.358      $13.328
Accumulation Unit Value Ending                                            $10.141      $11.358      $13.328      $15.511
Number of Units Outstanding at End of Year                                117,299      133,210      146,833      149,461
Janus Aspen Series Mid Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                          $7.758      $10.331      $12.295      $13.610
Accumulation Unit Value Ending                                            $10.331      $12.295      $13.610      $15.240
Number of Units Outstanding at End of Year                                276,454      397,665      212,827      178,520
Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                                         $12.173      $13.684      $14.637      $15.574
Accumulation Unit Value Ending                                            $13.684      $14.637      $15.574      $16.996
Number of Units Outstanding at End of Year                                904,975      813,548      672,165      556,100
Janus Aspen Series Flexible Bond- Institutional Shares
Accumulation Unit Value Beginning                                         $12.422      $13.026      $13.347      $13.419
Accumulation Unit Value Ending                                            $13.026      $13.347      $13.419      $13.784
Number of Units Outstanding at End of Year                                372,832      319,960      280,904      207,568
Janus Aspen Series Large Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                          $7.608       $9.877      $10.175      $10.459
Accumulation Unit Value Ending                                             $9.877      $10.175      $10.459      $11.482
Number of Units Outstanding at End of Year                                621,129      528,557      429,458      309,264
Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                          $7.752      $10.191      $11.875      $12.435
Accumulation Unit Value Ending                                            $10.191      $11.875      $12.435      $14.469
Number of Units Outstanding at End of Year                                 18,409       38,184       31,133       24,986
Janus Aspen Series Worldwide Growth - Institutional Shares
Accumulation Unit Value Beginning                                          $8.072       $9.864      $10.187      $10.630
Accumulation Unit Value Ending                                             $9.864      $10.187      $10.630      $12.385
Number of Units Outstanding at End of Year                                632,423      540,179      448,723      282,234
Legg Mason Partners Variable Investors Portfolio - Class I
Accumulation Unit Value Beginning                                              --      $10.000      $10.939      $11.487
Accumulation Unit Value Ending                                                 --      $10.939      $11.487      $13.389
Number of Units Outstanding at End of Year                                     --       16,313       15,313       17,952
LSA Balanced
Accumulation Unit Value Beginning                                          $8.666      $11.037           --           --
Accumulation Unit Value Ending                                            $11.037      $11.163           --           --
Number of Units Outstanding at End of Year                                 46,534            0           --           --
MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                                          $6.933       $8.899       $9.908      $10.663
Accumulation Unit Value Ending                                             $8.899       $9.908      $10.663      $11.339
Number of Units Outstanding at End of Year                                 99,508       77,890       76,604       61,810
MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                                          $7.471       $8.994       $9.871      $10.441
Accumulation Unit Value Ending                                             $8.994       $9.871      $10.441      $11.628
Number of Units Outstanding at End of Year                                191,488      166,320      150,121       80,157
MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                                         $11.814      $15.570      $16.346      $16.957
Accumulation Unit Value Ending                                            $15.570      $16.346      $16.957      $18.922
Number of Units Outstanding at End of Year                                142,686      104,037       83,431       68,138
MFS Research - Initial Class
Accumulation Unit Value Beginning                                          $7.325       $9.003      $10.280      $10.923
Accumulation Unit Value Ending                                             $9.003      $10.280      $10.923      $11.894
Number of Units Outstanding at End of Year                                141,365      104,339       89,332       76,384
MFS Total Return - Initial Class
Accumulation Unit Value Beginning                                         $11.373      $13.039      $14.307      $14.499
Accumulation Unit Value Ending                                            $13.039      $14.307      $14.499      $15.990
Number of Units Outstanding at End of Year                                431,129      484,074      531,136      473,331
Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                              --      $10.000      $10.798      $10.934
Accumulation Unit Value Ending                                                 --      $10.798      $10.934      $11.941
Number of Units Outstanding at End of Year                                     --       59,439       50,470       39,805
Premier VIT OpCap SmallCap
Accumulation Unit Value Beginning                                          $7.190      $10.110      $11.746      $11.584
Accumulation Unit Value Ending                                            $10.110      $11.746      $11.584      $14.167
Number of Units Outstanding at End of Year                                 78,738      101,370       81,514       69,811
Oppenheimer Main Street Small Cap Fund/VA -
Service Shares
Accumulation Unit Value Beginning                                          $7.837      $11.141      $13.087      $14.152
Accumulation Unit Value Ending                                            $11.141      $13.087      $14.152      $15.994
Number of Units Outstanding at End of Year                                 81,748      106,022      156,180      344,991
PIMCO VIT Foreign Bond - Administrative Shares
Accumulation Unit Value Beginning                                         $10.551      $10.633      $11.063      $11.466
Accumulation Unit Value Ending                                            $10.633      $11.063      $11.466      $11.549
Number of Units Outstanding at End of Year                                 48,475       64,555       71,226       53,477
PIMCO VIT Total Return - Administrative Shares
Accumulation Unit Value Beginning                                         $10.543      $10.915      $11.283      $11.392
Accumulation Unit Value Ending                                            $10.915      $11.283      $11.392      $11.662
Number of Units Outstanding at End of Year                                477,147      496,866      437,361      379,913
Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning                                          $8.187      $11.124      $13.264      $14.917
Accumulation Unit Value Ending                                            $11.124      $13.264      $14.917      $18.706
Number of Units Outstanding at End of Year                                 33,361       60,246       51,308       64,700
STI Classic Capital Appreciation (2)
Accumulation Unit Value Beginning                                          $7.343       $8.573       $9.020       $8.810
Accumulation Unit Value Ending                                             $8.573       $9.020       $8.810       $9.624
Number of Units Outstanding at End of Year                                 66,395       62,996       44,867       33,119
STI Classic Value Income Stock
Accumulation Unit Value Beginning                                          $7.485       $9.083      $10.321      $10.555
Accumulation Unit Value Ending                                             $9.083      $10.321      $10.555      $12.740
Number of Units Outstanding at End of Year                                 19,189       54,649       46,116       48,858
Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                                          $7.524       $9.953           --           --
Accumulation Unit Value Ending                                             $9.953      $11.689           --           --
Number of Units Outstanding at End of Year                                119,849      124,471           --           --
Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                                         $10.449      $14.110           --           --
Accumulation Unit Value Ending                                            $14.110      $16.441           --           --
Number of Units Outstanding at End of Year                                282,337      224,911           --           --
T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                                         $10.510      $13.000      $14.724      $15.082
Accumulation Unit Value Ending                                            $13.000      $14.724      $15.082      $17.685
Number of Units Outstanding at End of Year                                529,345      637,860      582,053      465,452
T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                                          $7.075       $9.102      $10.207      $11.673
Accumulation Unit Value Ending                                             $9.102      $10.207      $11.673      $13.703
Number of Units Outstanding at End of Year                                100,861      108,187      107,804       93,407
T. Rowe Price Mid-Cap Growth - I (3)
Accumulation Unit Value Beginning                                         $11.246      $15.340      $17.892      $20.234
Accumulation Unit Value Ending                                            $15.340      $17.892      $20.234      $21.267
Number of Units Outstanding at End of Year                                396,986      398,739      326,796      210,502
T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                                          $6.754       $8.993       $9.828      $10.121
Accumulation Unit Value Ending                                             $8.993       $9.828      $10.121      $10.707
Number of Units Outstanding at End of Year                                 51,497       48,594       78,987       89,378
Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                              --      $10.000      $11.141      $12.202
Accumulation Unit Value Ending                                                 --      $11.141      $12.202      $12.619
Number of Units Outstanding at End of Year                                     --       13,718       15,602       16,617
Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                          $8.152      $10.258      $11.538      $12.478
Accumulation Unit Value Ending                                            $10.258      $11.538      $12.478      $14.263
Number of Units Outstanding at End of Year                                129,668      241,428      280,190      251,100
Van Kampen UIF U.S. Mid Cap Value - Class I (4)
Accumulation Unit Value Beginning                                              --      $10.000      $11.317      $12.528
Accumulation Unit Value Ending                                                 --      $11.317      $12.528      $14.904
Number of Units Outstanding at End of Year                                     --      117,397      157,466      242,573
Wells Fargo Advantage Discovery Fund
Accumulation Unit Value Beginning                                              --           --      $10.000      $11.464
Accumulation Unit Value Ending                                                 --           --      $11.464      $12.954
Number of Units Outstanding at End of Year                                     --           --      122,023       95,244
Wells Fargo Advantage Opportunity Fund
Accumulation Unit Value Beginning                                              --           --      $10.000      $11.024
Accumulation Unit Value Ending                                                 --           --      $11.024      $12.193
Number of Units Outstanding at End of Year                                     --           --      300,050      203,235












                                                      Accumulation Unit Values(1)
                                                Basic Policy plus Income Benefit Rider

* The LBL Consultant Variable Annuity I Contracts and all of the Variable
Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares
Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap(R) /VA - Service
Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative
Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account,
Premier VIT OpCap Balanced Sub-Account, Premier VIT OpCap Small Cap Sub-Account,
Putnam VT International Growth and Income - Class IB Sub-Account, Van Kampen LIT
Aggressive Growth, Class II Sub-Account, Van Kampen LIT Growth and Income, Class
II Sub-Account which were first offered under the Contracts on May 1, 2002; the AIM V.I. Basic Value - Series I Sub-Account , Legg Mason Partners Variable
Investors - Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I
Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT
Opportunity(SM) Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced - Class A Sub-Account which was first offered under the Contracts on April 29, 2005.


Year ending December 31,                                                             2000      2001      2002      2003      2004
Subaccount
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                                                      --        --        --        --   $10.000
Accumulation Unit Value Ending                                                         --        --        --        --   $10.795
Number of Units Outstanding at End of Year                                             --        --        --        --   124,889
Alger American Growth - Class O
Accumulation Unit Value Beginning                                                 $10.000    $8.170    $7.090    $4.675    $6.218
Accumulation Unit Value Ending                                                     $8.170    $7.090    $4.675    $6.218    $6.456
Number of Units Outstanding at End of Year                                         11,665    17,727    57,432   226,455   285,968
Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                                                 $10.000    $9.290    $7.830    $5.311    $6.786
Accumulation Unit Value Ending                                                     $9.290    $7.830    $5.311    $6.786    $7.202
Number of Units Outstanding at End of Year                                         32,923    45,318   116,814   185,177   215,770
Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                                                 $10.000    $7.690    $6.360    $4.137    $5.485
Accumulation Unit Value Ending                                                     $7.690    $6.360    $4.137    $5.485    $5.840
Number of Units Outstanding at End of Year                                         24,376    31,328    52,215   133,458   170,900
Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                                                 $10.000    $9.450    $8.690    $6.026    $8.765
Accumulation Unit Value Ending                                                     $9.450    $8.690    $6.026    $8.765    $9.751
Number of Units Outstanding at End of Year                                          3,811    16,720    45,527   172,689   252,067
Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                                                 $10.000    $7.220    $5.010    $3.637    $5.096
Accumulation Unit Value Ending                                                     $7.220    $5.010    $3.637    $5.096    $5.846
Number of Units Outstanding at End of Year                                             --     5,455    34,486    99,362   147,944
DWS Balanced VIP - Class A
Accumulation Unit Value Beginning                                                      --        --        --        --        --
Accumulation Unit Value Ending                                                         --        --        --        --        --
Number of Units Outstanding at End of Year                                             --        --        --         -        --
DWS Bond VIP - Class A
Accumulation Unit Value Beginning                                                 $10.000   $10.620   $11.060   $11.713   $12.111
Accumulation Unit Value Ending                                                    $10.620   $11.060   $11.713   $12.111   $12.560
Number of Units Outstanding at End of Year                                              0    10,551    13,712    89,535   104,889
DWS Global Opportunity VIP - Class A
Accumulation Unit Value Beginning                                                 $10.000    $9.130    $6.770    $5.340    $7.835
Accumulation Unit Value Ending                                                     $9.130    $6.770    $5.340    $7.835    $9.511
Number of Units Outstanding at End of Year                                          1,262     4,666    16,395    64,597    85,021
DWS Growth & Income VIP - Class A
Accumulation Unit Value Beginning                                                 $10.000    $9.600    $8.380    $6.337    $7.904
Accumulation Unit Value Ending                                                     $9.600    $8.380    $6.337    $7.904    $8.569
Number of Units Outstanding at End of Year                                              0     3,011     6,015    29,722    32,112
DWS International VIP - Class A
Accumulation Unit Value Beginning                                                 $10.000    $8.720    $5.930    $4.764    $5.990
Accumulation Unit Value Ending                                                     $8.720    $5.930    $4.764    $5.990    $6.869
Number of Units Outstanding at End of Year                                              0       931     7,720    29,032    40,501
Federated High Income Bond II
Accumulation Unit Value Beginning                                                 $10.000    $9.200    $9.180    $5.813   $11.018
Accumulation Unit Value Ending                                                     $9.200    $9.180    $5.813    $6.903   $11.977
Number of Units Outstanding at End of Year                                             --    16,922    10,919    25,355   259,206
Federated U.S. Government Securities II
Accumulation Unit Value Beginning                                                 $10.000   $10.620   $11.180   $12.002   $12.090
Accumulation Unit Value Ending                                                    $10.620   $11.180   $12.002   $12.090   $12.328
Number of Units Outstanding at End of Year                                              0     8,056    34,157   111,727   159,145
Federated Capital Income II
Accumulation Unit Value Beginning                                                 $10.000    $9.150    $7.770    $9.160    $6.903
Accumulation Unit Value Ending                                                     $9.150    $7.770    $9.160   $11.018    $7.468
Number of Units Outstanding at End of Year                                          1,066     9,663    38,618   155,386    42,894
Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                                                 $10.000    $9.600    $9.060    $8.135    $9.445
Accumulation Unit Value Ending                                                     $9.600    $9.060    $8.135    $9.445    $9.804
Number of Units Outstanding at End of Year                                              0     2,311     5,169    20,603    36,345
Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                                                 $10.000    $9.390    $8.110    $7.231    $9.142
Accumulation Unit Value Ending                                                     $9.390    $8.110    $7.231    $9.142   $10.389
Number of Units Outstanding at End of Year                                          1,873    19,604    66,509   274,786   398,909
Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $11.050   $10.340    $8.447   $10.835
Accumulation Unit Value Ending                                                    $11.050   $10.340    $8.447   $10.835   $11.893
Number of Units Outstanding at End of Year                                         29,062    13,148    36,544   172,352   238,847
Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                                                 $10.000    $8.400    $6.810    $4.683    $6.123
Accumulation Unit Value Ending                                                     $8.400    $6.810    $4.683    $6.123    $6.229
Number of Units Outstanding at End of Year                                          1,959    11,192    30,328   216,283   394,806
Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                                                 $10.000    $9.050    $7.830    $5.990    $7.569
Accumulation Unit Value Ending                                                     $9.050    $7.830    $5.990    $7.569    $8.240
Number of Units Outstanding at End of Year                                         28,690    59,994   150,953   512,093   653,279
Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $10.240   $10.500   $10.509   $10.446
Accumulation Unit Value Ending                                                    $10.240   $10.500   $10.509   $10.446   $10.404
Number of Units Outstanding at End of Year                                              0    12,384   105,324    98,684   158,446
Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                                                 $10.000    $8.450    $6.560    $5.144    $7.258
Accumulation Unit Value Ending                                                     $8.450    $6.560    $5.144    $7.258    $8.117
Number of Units Outstanding at End of Year                                              0     2,037    12,874    61,033   113,024
Janus Aspen Series Mid Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                                 $10.000    $6.660    $3.970    $2.814    $3.741
Accumulation Unit Value Ending                                                     $6.660    $3.970    $2.814    $3.741    $4.445
Number of Units Outstanding at End of Year                                         23,498    35,242    57,997    97,942    94,730
Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                                                 $10.000    $9.630    $9.030    $8.314    $9.332
Accumulation Unit Value Ending                                                     $9.630    $9.030    $8.314    $9.332    $9.967
Number of Units Outstanding at End of Year                                         16,514   103,921   127,383   213,742   241,921
Janus Aspen Series Flexible Bond - Institutional Shares
Accumulation Unit Value Beginning                                                 $10.000   $10.410   $11.040   $12.003   $12.567
Accumulation Unit Value Ending                                                    $10.410   $11.040   $12.003   $12.567   $12.858
Number of Units Outstanding at End of Year                                              0     7,300    26,738    63,249    94,082
Janus Aspen Series Large Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                                 $10.000    $8.330    $6.170    $4.463    $5.786
Accumulation Unit Value Ending                                                     $8.330    $6.170    $4.463    $5.786    $5.952
Number of Units Outstanding at End of Year                                         13,838    55,130   119,868   194,572   194,209
Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                      --        --   $10.000    $7.744   $10.166
Accumulation Unit Value Ending                                                         --        --    $7.744   $10.166   $11.828
Number of Units Outstanding at End of Year                                             --        --     7,447    18,672    32,276
Janus Aspen Series Worldwide Growth - Institutional Shares
Accumulation Unit Value Beginning                                                 $10.000    $8.200    $6.260    $4.586    $5.597
Accumulation Unit Value Ending                                                     $8.200    $6.260    $4.586    $5.597    $5.771
Number of Units Outstanding at End of Year                                             19    46,011    70,099   135,661   164,971
Legg Mason Partners Variable Investors Portfolio - Class I
Accumulation Unit Value Beginning                                                      --        --        --        --   $10.000
Accumulation Unit Value Ending                                                         --        --        --        --   $10.928
Number of Units Outstanding at End of Year                                             --        --        --        --    59,957
LSA Balanced
Accumulation Unit Value Beginning                                                      --        --   $10.000    $8.657   $11.010
Accumulation Unit Value Ending                                                         --        --    $8.657   $11.010   $11.130
Number of Units Outstanding at End of Year                                             --        --     3,951    16,465         0
MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                                                 $10.000    $8.160    $5.340    $3.482    $4.463
Accumulation Unit Value Ending                                                     $8.160    $5.340    $3.482    $4.463    $4.962
Number of Units Outstanding at End of Year                                         13,552    16,794    31,291    74,519    85,052
MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                                                 $10.000    $9.850    $8.150    $6.339    $7.620
Accumulation Unit Value Ending                                                     $9.850    $8.150    $6.339    $7.620    $8.351
Number of Units Outstanding at End of Year                                             10     5,123    18,699    55,726    65,590
MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                                                 $10.000    $8.970    $8.390    $5.643    $7.426
Accumulation Unit Value Ending                                                     $8.970    $8.390    $5.643    $7.426    $7.785
Number of Units Outstanding at End of Year                                          3,618    12,324    43,891   147,866   192,944
MFS Research - Initial Class
Accumulation Unit Value Beginning                                                 $10.000    $8.880    $6.880    $5.110    $6.271
Accumulation Unit Value Ending                                                     $8.880    $6.880    $5.110    $6.271    $7.149
Number of Units Outstanding at End of Year                                          1,514    12,325    15,136    19,420    25,693
MFS Total Return - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $11.210   $11.060   $10.324   $11.819
Accumulation Unit Value Ending                                                    $11.210   $11.060   $10.324   $11.819   $12.948
Number of Units Outstanding at End of Year                                          1,046    10,121    54,314   131,451   165,044
Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                      --        --        --        --   $10.000
Accumulation Unit Value Ending                                                         --        --        --        --   $10.787
Number of Units Outstanding at End of Year                                             --        --        --        --    30,117
Premier VIT OpCap SmallCap
Accumulation Unit Value Beginning                                                      --        --   $10.000    $7.183   $10.084
Accumulation Unit Value Ending                                                         --        --    $7.183   $10.084   $11.699
Number of Units Outstanding at End of Year                                             --        --     9,769    63,063    99,363
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                      --        --   $10.000    $7.829   $11.113
Accumulation Unit Value Ending                                                         --        --    $7.829   $11.113   $13.035
Number of Units Outstanding at End of Year                                             --        --     5,536    61,048   121,027
PIMCO VIT Foreign Bond - Administrative Shares
Accumulation Unit Value Beginning                                                      --        --   $10.000   $10.540   $10.607
Accumulation Unit Value Ending                                                         --        --   $10.540   $10.607   $11.019
Number of Units Outstanding at End of Year                                             --        --       432    23,673    41,099
PIMCO VIT Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                      --        --   $10.000   $10.532   $10.887
Accumulation Unit Value Ending                                                         --        --   $10.532   $10.887   $11.238
Number of Units Outstanding at End of Year                                             --        --    47,297   186,545   258,505
Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning                                                      --        --   $10.000    $8.179   $11.096
Accumulation Unit Value Ending                                                         --        --    $8.179   $11.096   $13.211
Number of Units Outstanding at End of Year                                             --        --     7,378    23,617    30,902
STI Classic Capital Appreciation (2)
Accumulation Unit Value Beginning                                                 $10.000    $9.640    $8.980    $6.905    $8.049
Accumulation Unit Value Ending                                                     $9.640    $8.980    $6.905    $8.049    $8.456
Number of Units Outstanding at End of Year                                              0     1,485     5,973    18,855    37,606
STI Classic Value Income Stock
Accumulation Unit Value Beginning                                                 $10.000   $11.710   $11.390    $9.309   $11.279
Accumulation Unit Value Ending                                                    $11.710   $11.390    $9.309   $11.279   $12.798
Number of Units Outstanding at End of Year                                              0     2,903    11,216    22,970    31,724
Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                                                 $10.000    $8.060    $5.490    $3.375    $4.458
Accumulation Unit Value Ending                                                     $8.060    $5.490    $3.375    $4.458    $5.227
Number of Units Outstanding at End of Year                                          9,131    22,284    31,866    70,951    89,140
Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                                                 $10.000   $10.160    $9.630    $6.934    $9.349
Accumulation Unit Value Ending                                                    $10.160    $9.630    $6.934    $9.349   $10.877
Number of Units Outstanding at End of Year                                          1,374    18,558    52,462   123,176   304,108
T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                                                 $10.000   $11.530   $11.510    $9.844   $12.158
Accumulation Unit Value Ending                                                    $11.530   $11.510    $9.844   $12.158   $13.750
Number of Units Outstanding at End of Year                                              0     4,183    33,112   122,082   188,012
T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                                                 $10.000    $8.560    $6.550    $5.265    $6.764
Accumulation Unit Value Ending                                                     $8.560    $6.550    $5.265    $6.764    $7.573
Number of Units Outstanding at End of Year                                              0     9,777    23,914    69,162   100,922
T. Rowe Price Mid-Cap Growth - I (3)
Accumulation Unit Value Beginning                                                 $10.000   $10.070    $9.820    $7.607   $10.360
Accumulation Unit Value Ending                                                    $10.070    $9.820    $7.607   $10.360   $12.066
Number of Units Outstanding at End of Year                                          5,856     8,232    63,417   180,208   230,191
T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                                                 $10.000    $9.010    $7.820    $5.517    $7.335
Accumulation Unit Value Ending                                                     $9.010    $7.820    $5.517    $7.335    $8.004
Number of Units Outstanding at End of Year                                              0     1,426     6,173    33,483    45,690
Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                      --        --        --        --   $10.000
Accumulation Unit Value Ending                                                         --        --        --        --   $11.129
Number of Units Outstanding at End of Year                                             --        --        --        --    13,497
Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                      --        --   $10.000    $8.144   $10.233
Accumulation Unit Value Ending                                                         --        --    $8.144   $10.233   $11.492
Number of Units Outstanding at End of Year                                             --        --    13,613    53,409    82,521
Van Kampen UIF U.S. Mid Cap Value - Class I (4)
Accumulation Unit Value Beginning                                                      --        --        --        --   $10.000
Accumulation Unit Value Ending                                                         --        --        --        --   $11.306
Number of Units Outstanding at End of Year                                             --        --        --        --   131,386
Wells Fargo Advantage Discovery Fund
Accumulation Unit Value Beginning                                                      --        --        --        --        --
Accumulation Unit Value Ending                                                         --        --        --        --        --
Number of Units Outstanding at End of Year                                             --        --        --        --        --
Wells Fargo Advantage Opportunity Fund
Accumulation Unit Value Beginning                                                      --        --        --        --        --
Accumulation Unit Value Ending                                                         --        --        --        --        --
Number of Units Outstanding at End of Year                                             --        --        --        --        --


Year ending December 31,                                                             2005      2006
Subaccount
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                                                 $10.795   $11.234
Accumulation Unit Value Ending                                                    $11.234   $12.516
Number of Units Outstanding at End of Year                                        118,972   124,236
Alger American Growth - Class O
Accumulation Unit Value Beginning                                                  $6.456    $7.118
Accumulation Unit Value Ending                                                     $7.118    $7.366
Number of Units Outstanding at End of Year                                        287,513   281,301
Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                                                  $7.202    $7.332
Accumulation Unit Value Ending                                                     $7.332    $7.887
Number of Units Outstanding at End of Year                                        216,190   208,546
Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                                                  $5.840    $6.578
Accumulation Unit Value Ending                                                     $6.578    $7.721
Number of Units Outstanding at End of Year                                        162,470   181,828
Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                                                  $9.751   $10.539
Accumulation Unit Value Ending                                                    $10.539   $11.424
Number of Units Outstanding at End of Year                                        263,534   263,408
Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                                                  $5.846    $6.724
Accumulation Unit Value Ending                                                     $6.724    $7.943
Number of Units Outstanding at End of Year                                        148,135   137,734
DWS Balanced VIP - Class A
Accumulation Unit Value Beginning                                                 $10.000   $10.577
Accumulation Unit Value Ending                                                    $10.577   $11.475
Number of Units Outstanding at End of Year                                         84,641    77,806
DWS Bond VIP - Class A
Accumulation Unit Value Beginning                                                 $12.560   $12.683
Accumulation Unit Value Ending                                                    $12.683   $13.071
Number of Units Outstanding at End of Year                                        102,454    96,941
DWS Global Opportunity VIP - Class A
Accumulation Unit Value Beginning                                                  $9.511   $11.063
Accumulation Unit Value Ending                                                    $11.063   $13.291
Number of Units Outstanding at End of Year                                        154,233    87,796
DWS Growth & Income VIP - Class A
Accumulation Unit Value Beginning                                                  $8.569    $8.945
Accumulation Unit Value Ending                                                     $8.945   $10.003
Number of Units Outstanding at End of Year                                         26,505    26,490
DWS International VIP - Class A
Accumulation Unit Value Beginning                                                  $6.869    $7.854
Accumulation Unit Value Ending                                                     $7.854    $9.732
Number of Units Outstanding at End of Year                                         42,169    50,293
Federated High Income Bond II
Accumulation Unit Value Beginning                                                 $11.977   $12.101
Accumulation Unit Value Ending                                                    $12.101   $13.196
Number of Units Outstanding at End of Year                                        259,708   233,583
Federated U.S. Government Securities II
Accumulation Unit Value Beginning                                                 $12.328   $12.379
Accumulation Unit Value Ending                                                    $12.379   $12.687
Number of Units Outstanding at End of Year                                        162,872   155,816
Federated Capital Income II
Accumulation Unit Value Beginning                                                  $7.468    $7.812
Accumulation Unit Value Ending                                                     $7.812    $8.891
Number of Units Outstanding at End of Year                                         38,514    45,873
Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                                                  $9.804   $10.039
Accumulation Unit Value Ending                                                    $10.039   $10.603
Number of Units Outstanding at End of Year                                         33,456    52,664
Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                                                 $10.389   $11.957
Accumulation Unit Value Ending                                                    $11.957   $13.146
Number of Units Outstanding at End of Year                                        425,874   474,681
Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                                                 $11.893   $12.391
Accumulation Unit Value Ending                                                    $12.391   $14.657
Number of Units Outstanding at End of Year                                        253,792   246,403
Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                                                  $6.229    $6.486
Accumulation Unit Value Ending                                                     $6.486    $6.820
Number of Units Outstanding at End of Year                                        383,199   369,984
Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                                                  $8.240    $8.500
Accumulation Unit Value Ending                                                     $8.500    $9.682
Number of Units Outstanding at End of Year                                        659,853   612,005
Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                                                 $10.404   $10.550
Accumulation Unit Value Ending                                                    $10.550   $10.890
Number of Units Outstanding at End of Year                                        218,673   158,356
Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                                                  $8.117    $9.510
Accumulation Unit Value Ending                                                     $9.510   $11.052
Number of Units Outstanding at End of Year                                        115,093   129,714
Janus Aspen Series Mid Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                                  $4.445    $4.914
Accumulation Unit Value Ending                                                     $4.914    $5.494
Number of Units Outstanding at End of Year                                         93,955    97,595
Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                                                  $9.967   $10.589
Accumulation Unit Value Ending                                                    $10.589   $11.539
Number of Units Outstanding at End of Year                                        204,713   182,130
Janus Aspen Series Flexible Bond - Institutional Shares
Accumulation Unit Value Beginning                                                 $12.858   $12.909
Accumulation Unit Value Ending                                                    $12.909   $13.240
Number of Units Outstanding at End of Year                                         92,717    88,134
Janus Aspen Series Large Cap Growth - Institutional
Shares
Accumulation Unit Value Beginning                                                  $5.952    $6.109
Accumulation Unit Value Ending                                                     $6.109    $6.696
Number of Units Outstanding at End of Year                                        191,074   175,455
Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                 $11.828   $12.366
Accumulation Unit Value Ending                                                    $12.366   $14.368
Number of Units Outstanding at End of Year                                         38,610    34,893
Janus Aspen Series Worldwide Growth - Institutional Shares
Accumulation Unit Value Beginning                                                  $5.771    $6.013
Accumulation Unit Value Ending                                                     $6.013    $6.995
Number of Units Outstanding at End of Year                                        157,545   163,784
Legg Mason Partners Variable Investors Portfolio - Class I
Accumulation Unit Value Beginning                                                 $10.928   $11.457
Accumulation Unit Value Ending                                                    $11.457   $13.335
Number of Units Outstanding at End of Year                                         55,257    53,222
LSA Balanced
Accumulation Unit Value Beginning                                                      --        --
Accumulation Unit Value Ending                                                         --        --
Number of Units Outstanding at End of Year                                             --        --
MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                                                  $4.962    $5.332
Accumulation Unit Value Ending                                                     $5.332    $5.662
Number of Units Outstanding at End of Year                                         89,088    82,995
MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                                                  $8.351    $8.820
Accumulation Unit Value Ending                                                     $8.820    $9.808
Number of Units Outstanding at End of Year                                         64,222    59,772
MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                                                  $7.785    $8.063
Accumulation Unit Value Ending                                                     $8.063    $8.984
Number of Units Outstanding at End of Year                                        181,798   156,029
MFS Research - Initial Class
Accumulation Unit Value Beginning                                                  $7.149    $7.585
Accumulation Unit Value Ending                                                     $7.585    $8.247
Number of Units Outstanding at End of Year                                         25,394    23,327
MFS Total Return - Initial Class
Accumulation Unit Value Beginning                                                 $12.948   $13.102
Accumulation Unit Value Ending                                                    $13.102   $14.429
Number of Units Outstanding at End of Year                                        172,152   161,904
Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                 $10.787   $10.907
Accumulation Unit Value Ending                                                    $10.907   $11.893
Number of Units Outstanding at End of Year                                         28,474    25,749
Premier VIT OpCap SmallCap
Accumulation Unit Value Beginning                                                 $11.699   $11.520
Accumulation Unit Value Ending                                                    $11.520   $14.069
Number of Units Outstanding at End of Year                                        112,667   103,224
Oppenheimer Main Street Small Cap Fund/VA - Service
Shares
Accumulation Unit Value Beginning                                                 $13.035   $14.075
Accumulation Unit Value Ending                                                    $14.075   $15.882
Number of Units Outstanding at End of Year                                        122,591   122,184
PIMCO VIT Foreign Bond - Administrative Shares
Accumulation Unit Value Beginning                                                 $11.019   $11.403
Accumulation Unit Value Ending                                                    $11.403   $11.468
Number of Units Outstanding at End of Year                                         50,261    50,205
PIMCO VIT Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                 $11.238   $11.330
Accumulation Unit Value Ending                                                    $11.330   $11.580
Number of Units Outstanding at End of Year                                        280,196   240,487
Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning                                                 $13.211   $14.835
Accumulation Unit Value Ending                                                    $14.835   $18.575
Number of Units Outstanding at End of Year                                         41,702    46,209
STI Classic Capital Appreciation (2)
Accumulation Unit Value Beginning                                                  $8.456    $8.247
Accumulation Unit Value Ending                                                     $8.247    $8.995
Number of Units Outstanding at End of Year                                         40,719    34,863
STI Classic Value Income Stock
Accumulation Unit Value Beginning                                                 $12.798   $13.068
Accumulation Unit Value Ending                                                    $13.068   $15.750
Number of Units Outstanding at End of Year                                         34,371    36,209
Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                                                      --        --
Accumulation Unit Value Ending                                                         --        --
Number of Units Outstanding at End of Year                                             --        --
Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                                                      --        --
Accumulation Unit Value Ending                                                         --        --
Number of Units Outstanding at End of Year                                             --        --
T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                                                 $13.750   $14.063
Accumulation Unit Value Ending                                                    $14.063   $16.466
Number of Units Outstanding at End of Year                                        204,939   205,303
T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                                                  $7.573    $8.648
Accumulation Unit Value Ending                                                     $8.648   $10.136
Number of Units Outstanding at End of Year                                        104,044   103,540
T. Rowe Price Mid-Cap Growth - I (3)
Accumulation Unit Value Beginning                                                 $12.066   $13.625
Accumulation Unit Value Ending                                                    $13.625   $14.299
Number of Units Outstanding at End of Year                                        219,361   173,748
T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                                                  $8.004    $8.230
Accumulation Unit Value Ending                                                     $8.230    $8.694
Number of Units Outstanding at End of Year                                         43,823    54,252
Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                 $11.129   $12.170
Accumulation Unit Value Ending                                                    $12.170   $12.567
Number of Units Outstanding at End of Year                                         16,777    11,147
Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                 $11.492   $12.409
Accumulation Unit Value Ending                                                    $12.409   $14.164
Number of Units Outstanding at End of Year                                         90,167    86,960
Van Kampen UIF U.S. Mid Cap Value - Class I (4)
Accumulation Unit Value Beginning                                                 $11.306   $12.497
Accumulation Unit Value Ending                                                    $12.497   $14.845
Number of Units Outstanding at End of Year                                        138,050   139,367
Wells Fargo Advantage Discovery Fund
Accumulation Unit Value Beginning                                                 $10.000   $11.452
Accumulation Unit Value Ending                                                    $11.452   $12.921
Number of Units Outstanding at End of Year                                         43,558    43,284
Wells Fargo Advantage Opportunity Fund
Accumulation Unit Value Beginning                                                 $10.000   $11.012
Accumulation Unit Value Ending                                                    $11.012   $12.162
Number of Units Outstanding at End of Year                                        313,016   146,162













                                                      Accumulation Unit Values(1)
                                       Basic Policy plus Death Benefit and Income Benefit Rider

* The LBL Consultant Variable Annuity I Contracts and all of the Variable
Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares
Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap(R) /VA - Service
Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative
Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account,
Premier VIT OpCap Balanced Sub-Account, Premier VIT OpCap Small Cap Sub-Account,
Putnam VT International Growth and Income - Class IB Sub-Account, Van Kampen LIT
Aggressive Growth, Class II Sub-Account, Van Kampen LIT Growth and Income, Class
II Sub-Account which were first offered under the Contracts on May 1, 2002; the AIM V.I. Basic Value - Series I Sub-Account , Legg Mason Partners Variable
Investors - Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I
Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT
Opportunity(SM) Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced - Class A Sub-Account which was first offered under the Contracts on April 29, 2005.


Year ending December 31,                                                             1998      1999      2000      2001      2002
Subaccount
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                                                      --        --        --        --        --
Accumulation Unit Value Ending                                                         --        --        --        --        --
Number of Units Outstanding at End of Year                                             --        --        --        --        --
Alger American Growth - Class O
Accumulation Unit Value Beginning                                                 $10.000   $11.910   $15.670   $13.130   $11.390
Accumulation Unit Value Ending                                                    $11.910   $15.670   $13.130   $11.390    $7.507
Number of Units Outstanding at End of Year                                          4,543   163,349   234,701   217,917   193,199
Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                                                 $10.000   $11.480   $16.080   $15.620   $13.160
Accumulation Unit Value Ending                                                    $11.480   $16.080   $15.620   $13.160    $8.921
Number of Units Outstanding at End of Year                                            287    60,143   133,128   119,834   112,137
Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                                                 $10.000   $12.790   $22.400   $16.560   $13.700
Accumulation Unit Value Ending                                                    $12.790   $22.400   $16.560   $13.700    $8.903
Number of Units Outstanding at End of Year                                            273   119,956   231,238   210,378   182,057
Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                                                 $10.000   $11.580   $15.020   $16.130   $14.830
Accumulation Unit Value Ending                                                    $11.580   $15.020   $16.130   $14.830   $10.276
Number of Units Outstanding at End of Year                                            266    29,209   140,848   103,777    87,644
Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                                                 $10.000   $11.300   $15.930   $11.410    $7.910
Accumulation Unit Value Ending                                                    $11.300   $15.930   $11.410    $7.910    $5.740
Number of Units Outstanding at End of Year                                          2,840    28,480    86,794   188,770   172,614
DWS Bond VIP - Class A
Accumulation Unit Value Beginning                                                 $10.000   $10.170    $9.910   $10.780   $11.210
Accumulation Unit Value Ending                                                    $10.170    $9.910   $10.780   $11.210   $11.872
Number of Units Outstanding at End of Year                                          2,883    10,792    27,221   113,145    64,864
DWS Global Opportunity VIP - Class A
Accumulation Unit Value Beginning                                                 $10.000   $10.750   $17.550   $16.350   $12.130
Accumulation Unit Value Ending                                                    $10.750   $17.550   $16.350   $12.130    $9.555
Number of Units Outstanding at End of Year                                            203    13,686    49,737    49,746    50,741
DWS Growth & Income VIP - Class A
Accumulation Unit Value Beginning                                                 $10.000   $10.510   $10.960   $10.560    $9.210
Accumulation Unit Value Ending                                                    $10.510   $10.960   $10.560    $9.210    $6.964
Number of Units Outstanding at End of Year                                            702    15,890    25,081    27,230    31,220
DWS International VIP - Class A
Accumulation Unit Value Beginning                                                 $10.000   $10.370   $15.750   $12.130    $8.250
Accumulation Unit Value Ending                                                    $10.370   $15.750   $12.130    $8.250    $6.626
Number of Units Outstanding at End of Year                                          2,877     9,617    50,845    52,239    44,246
Federated High Income Bond II
Accumulation Unit Value Beginning                                                 $10.000    $9.830    $9.890    $8.850    $8.830
Accumulation Unit Value Ending                                                     $9.830    $9.890    $8.850    $8.830    $6.323
Number of Units Outstanding at End of Year                                         10,770    33,644    45,228    48,327    19,397
Federated U.S. Government Securities II
Accumulation Unit Value Beginning                                                 $10.000   $10.250   $10.020   $10.940   $11.520
Accumulation Unit Value Ending                                                    $10.250   $10.020   $10.940   $11.520   $12.354
Number of Units Outstanding at End of Year                                          9,297    64,811   116,508   215,701   195,047
Federated Capital Income II
Accumulation Unit Value Beginning                                                 $10.000   $11.120   $11.120    $9.960    $8.450
Accumulation Unit Value Ending                                                    $11.120   $11.120    $9.960    $8.450    $8.804
Number of Units Outstanding at End of Year                                          7,862    24,931    25,605    28,263    65,223
Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $10.790   $11.790   $11.140   $10.510
Accumulation Unit Value Ending                                                    $10.790   $11.790   $11.140   $10.510    $9.435
Number of Units Outstanding at End of Year                                            292    17,720    29,654    35,309    33,512
Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $11.440   $13.980   $12.840   $11.090
Accumulation Unit Value Ending                                                    $11.440   $13.980   $12.840   $11.090    $9.885
Number of Units Outstanding at End of Year                                          5,053   107,737   205,850   197,969   194,863
Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $10.820   $11.310   $12.060   $11.280
Accumulation Unit Value Ending                                                    $10.820   $11.310   $12.060   $11.280    $9.212
Number of Units Outstanding at End of Year                                          4,535   105,296   177,529   232,958   241,080
Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $11.610   $15.690   $13.740   $11.130
Accumulation Unit Value Ending                                                    $11.610   $15.690   $13.740   $11.130    $7.651
Number of Units Outstanding at End of Year                                          2,503   137,301   235,989   205,086   270,500
Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $11.350   $13.450   $12.000   $10.370
Accumulation Unit Value Ending                                                    $11.350   $13.450   $12.000   $10.370    $7.932
Number of Units Outstanding at End of Year                                         18,374   623,829   805,200   556,856   452,186
Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $10.130   $10.480   $10.960   $11.230
Accumulation Unit Value Ending                                                    $10.130   $10.480   $10.960   $11.230   $11.237
Number of Units Outstanding at End of Year                                         27,065   276,322   238,757   203,954   249,876
Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $10.480   $14.710   $11.700    $9.070
Accumulation Unit Value Ending                                                    $10.480   $14.710   $11.700    $9.070    $7.114
Number of Units Outstanding at End of Year                                              0     9,578    34,023    30,189    29,690
Janus Aspen Series Mid Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                                 $10.000   $12.250   $27.170   $18.220   $10.850
Accumulation Unit Value Ending                                                    $12.250   $27.170   $18.220   $10.850    $7.691
Number of Units Outstanding at End of Year                                            788    98,325   364,334   323,876   301,246
Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                                                 $10.000   $11.670   $14.550   $13.990   $13.110
Accumulation Unit Value Ending                                                    $11.670   $14.550   $13.990   $13.110   $12.067
Number of Units Outstanding at End of Year                                         11,145   128,056   240,082   201,771   171,783
Janus Aspen Series Bond - Institutional Shares
Accumulation Unit Value Beginning                                                 $10.000   $10.240   $10.230   $10.690   $11.330
Accumulation Unit Value Ending                                                    $10.240   $10.230   $10.690   $11.330   $12.313
Number of Units Outstanding at End of Year                                          9,165    27,217    40,209   114,184    70,265
Janus Aspen Series Large Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                                 $10.000   $11.840   $16.770   $14.090   $10.430
Accumulation Unit Value Ending                                                    $11.840   $16.770   $14.090   $10.430    $7.541
Number of Units Outstanding at End of Year                                          7,219   258,055   567,172   537,228   459,298
Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                      --        --        --        --   $10.000
Accumulation Unit Value Ending                                                         --        --        --        --    $7.742
Number of Units Outstanding at End of Year                                             --        --        --        --     5,719
Janus Aspen Series Worldwide Growth - Institutional Shares
Accumulation Unit Value Beginning                                                 $10.000   $10.670   $17.260   $14.310   $10.920
Accumulation Unit Value Ending                                                    $10.670   $17.260   $14.310   $10.920    $8.002
Number of Units Outstanding at End of Year                                         10,553   193,058   503,290   554,236   478,457
Legg Mason Partners Variable Investors Portfolio - Class I
Accumulation Unit Value Beginning                                                      --        --        --        --        --
Accumulation Unit Value Ending                                                         --        --        --        --        --
Number of Units Outstanding at End of Year                                             --        --        --        --        --
LSA Balanced
Accumulation Unit Value Beginning                                                      --        --        --        --   $10.000
Accumulation Unit Value Ending                                                         --        --        --        --    $8.538
Number of Units Outstanding at End of Year                                             --        --        --        --         0
MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $11.730   $20.390   $16.130   $10.550
Accumulation Unit Value Ending                                                    $11.730   $20.390   $16.130   $10.550    $6.873
Number of Units Outstanding at End of Year                                            733    62,647   172,478   206,482   176,564
MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $11.180   $11.730   $11.520    $9.530
Accumulation Unit Value Ending                                                    $11.180   $11.730   $11.520    $9.530    $7.405
Number of Units Outstanding at End of Year                                          3,420    52,396    78,791    91,075    81,205
MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $11.340   $19.370   $18.640   $17.410
Accumulation Unit Value Ending                                                    $11.340   $19.370   $18.640   $17.410   $11.711
Number of Units Outstanding at End of Year                                              0     4,834    79,016    84,600    52,099
MFS Research - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $11.060   $13.490   $12.630    $9.780
Accumulation Unit Value Ending                                                    $11.060   $13.490   $12.630    $9.780    $7.261
Number of Units Outstanding at End of Year                                          1,499    29,595    74,482    90,279    83,352
MFS Total Return - Initial Class
Accumulation Unit Value Beginning                                                 $10.000   $10.590   $10.740   $12.260   $12.090
Accumulation Unit Value Ending                                                    $10.590   $10.740   $12.260   $12.090   $11.274
Number of Units Outstanding at End of Year                                          3,925    27,465    42,639    60,314    60,672
Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                      --        --        --        --        --
Accumulation Unit Value Ending                                                         --        --        --        --        --
Number of Units Outstanding at End of Year                                             --        --        --        --        --
Premier VIT OpCap SmallCap
Accumulation Unit Value Beginning                                                      --        --        --        --   $10.000
Accumulation Unit Value Ending                                                         --        --        --        --    $7.181
Number of Units Outstanding at End of Year                                             --        --        --        --     6,099
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                      --        --        --        --   $10.000
Accumulation Unit Value Ending                                                         --        --        --        --    $7.826
Number of Units Outstanding at End of Year                                             --        --        --        --    17,945
PIMCO VIT Foreign Bond - Administrative Shares
Accumulation Unit Value Beginning                                                      --        --        --        --   $10.000
Accumulation Unit Value Ending                                                         --        --        --        --   $10.537
Number of Units Outstanding at End of Year                                             --        --        --        --     1,681
PIMCO VIT Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                      --        --        --        --   $10.000
Accumulation Unit Value Ending                                                         --        --        --        --   $10.529
Number of Units Outstanding at End of Year                                             --        --        --        --   121,362
Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning                                                      --        --        --        --   $10.000
Accumulation Unit Value Ending                                                         --        --        --        --    $8.176
Number of Units Outstanding at End of Year                                             --        --        --        --     4,151
STI Classic Capital Appreciation (2)
Accumulation Unit Value Beginning                                                      --   $10.000   $10.050        --        --
Accumulation Unit Value Ending                                                         --   $10.050   $10.190        --        --
Number of Units Outstanding at End of Year                                             --       353         0        --        --
STI Classic Value Income Stock
Accumulation Unit Value Beginning                                                      --   $10.000    $8.610    $9.960    $8.090
Accumulation Unit Value Ending                                                         --    $8.610    $9.360    $8.090    $6.477
Number of Units Outstanding at End of Year                                             --         0    26,173     8,699         0
Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                                                 $10.000   $11.400   $21.290    $9.360    $9.100
Accumulation Unit Value Ending                                                    $11.400   $21.290   $17.830    $9.100    $7.430
Number of Units Outstanding at End of Year                                              0    12,658    83,687    68,339    50,097
Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                                                 $10.000   $10.920   $14.490   $17.830   $12.140
Accumulation Unit Value Ending                                                    $10.920   $14.490   $15.190   $12.140    $7.458
Number of Units Outstanding at End of Year                                            191     7,846    54,610    73,167    57,719
T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                                                 $10.000   $10.770   $10.990   $15.190   $14.390
Accumulation Unit Value Ending                                                    $10.770   $10.990   $12.220   $14.390   $10.358
Number of Units Outstanding at End of Year                                            687    31,694    76,993    78,577    79,126
T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                                                 $10.000   $10.760   $14.110   $12.220   $12.190
Accumulation Unit Value Ending                                                    $10.760   $14.110   $11.410   $12.190   $10.418
Number of Units Outstanding at End of Year                                              0     5,012    27,962   156,026   110,443
T. Rowe Price Mid-Cap Growth - I (3)
Accumulation Unit Value Beginning                                                 $10.000   $11.490   $13.980   $11.410    $8.730
Accumulation Unit Value Ending                                                    $11.490   $13.980   $14.770    $8.730    $7.014
Number of Units Outstanding at End of Year                                              0    12,775    32,000    25,668    32,251
T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                                                 $10.000   $11.230   $12.460   $14.770   $14.390
Accumulation Unit Value Ending                                                    $11.230   $12.460   $10.950   $14.390   $11.148
Number of Units Outstanding at End of Year                                              0     6,584    23,411    50,183    57,545
Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                      --        --        --   $10.950    $9.490
Accumulation Unit Value Ending                                                         --        --        --    $9.490    $6.695
Number of Units Outstanding at End of Year                                             --        --        --    17,653    93,505
Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                      --        --        --        --        --
Accumulation Unit Value Ending                                                         --        --        --        --        --
Number of Units Outstanding at End of Year                                             --        --        --        --        --
Van Kampen UIF U.S. Mid Cap Value - Class I (4)
Accumulation Unit Value Beginning                                                      --        --        --        --        --
Accumulation Unit Value Ending                                                         --        --        --        --        --
Number of Units Outstanding at End of Year                                             --        --        --        --        --




Year ending December 31,                                                                   2003       2004      2005    2006
Subaccount
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                                                            --    $10.000   $10.792 $11.225
Accumulation Unit Value Ending                                                               --    $10.792   $11.225 $12.500
Number of Units Outstanding at End of Year                                                   --     41,127    45,141  44,742
Alger American Growth - Class O
Accumulation Unit Value Beginning                                                        $7.507     $9.981   $10.357 $11.414
Accumulation Unit Value Ending                                                           $9.981    $10.357   $11.414 $11.806
Number of Units Outstanding at End of Year                                              179,142    166,189   175,850 111,556
Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                                                        $8.921    $11.393   $12.086 $12.297
Accumulation Unit Value Ending                                                          $11.393    $12.086   $12.297 $13.223
Number of Units Outstanding at End of Year                                              102,372     91,984    84,575  67,698
Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                                                        $8.903    $11.799   $12.556 $14.136
Accumulation Unit Value Ending                                                          $11.799    $12.556   $14.136 $16.584
Number of Units Outstanding at End of Year                                              159,353    128,384    95,282  92,279
Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                                                       $10.276    $14.939   $16.611 $17.945
Accumulation Unit Value Ending                                                          $14.939    $16.611   $17.945 $19.442
Number of Units Outstanding at End of Year                                              100,187     81,249    91,770  66,003
Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                                                        $5.740     $8.037    $9.216 $10.596
Accumulation Unit Value Ending                                                           $8.037     $9.216   $10.596 $12.509
Number of Units Outstanding at End of Year                                              210,051    189,896   170,444 145,446
DWS Balanced VIP - Class A
Accumulation Unit Value Beginning                                                            --         --   $10.000 $10.573
Accumulation Unit Value Ending                                                               --         --   $10.573 $11.466
Number of Units Outstanding at End of Year                                                   --         --    29,295  25,775
DWS Bond VIP - Class A
Accumulation Unit Value Beginning                                                       $11.872    $12.269   $12.717 $12.835
Accumulation Unit Value Ending                                                          $12.269    $12.717   $12.835 $13.221
Number of Units Outstanding at End of Year                                               53,968     44,974    37,816  33,092
DWS Global Opportunity VIP - Class A
Accumulation Unit Value Beginning                                                        $9.555    $14.013   $17.001 $19.766
Accumulation Unit Value Ending                                                          $14.013    $17.001   $19.766 $23.736
Number of Units Outstanding at End of Year                                               47,678     40,986    65,435  66,487
DWS Growth & Income VIP - Class A
Accumulation Unit Value Beginning                                                        $6.964     $8.682    $9.408  $9.816
Accumulation Unit Value Ending                                                           $8.682     $9.408    $9.816 $10.971
Number of Units Outstanding at End of Year                                               30,098     25,929    20,792  18,025
DWS International VIP - Class A
Accumulation Unit Value Beginning                                                        $6.626     $8.326    $9.544 $10.906
Accumulation Unit Value Ending                                                           $8.326     $9.544   $10.906 $13.507
Number of Units Outstanding at End of Year                                               38,821     31,120    38,956  50,762
Federated High Income Bond II
Accumulation Unit Value Beginning                                                        $8.804    $10.584   $11.500 $11.612
Accumulation Unit Value Ending                                                          $10.584    $11.500   $11.612 $12.657
Number of Units Outstanding at End of Year                                               70,193     71,574    53,558  51,464
Federated U.S. Government Securities II
Accumulation Unit Value Beginning                                                       $12.354    $12.439   $12.678 $12.724
Accumulation Unit Value Ending                                                          $12.439    $12.678   $12.724 $13.034
Number of Units Outstanding at End of Year                                              155,786     44,922    47,296  54,868
Federated Capital Income II
Accumulation Unit Value Beginning                                                        $6.323     $7.505    $8.115  $8.484
Accumulation Unit Value Ending                                                           $7.505     $8.115    $8.484  $9.651
Number of Units Outstanding at End of Year                                               19,781     16,754    15,116  14,559
Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                                                        $9.435    $10.948   $11.358 $11.625
Accumulation Unit Value Ending                                                          $10.948    $11.358   $11.625 $12.272
Number of Units Outstanding at End of Year                                               34,062     36,895    34,878  27,020
Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                                                        $9.885    $12.491   $14.188 $16.321
Accumulation Unit Value Ending                                                          $12.491    $14.188   $16.321 $17.935
Number of Units Outstanding at End of Year                                              191,129    218,223   228,406 216,216
Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                                                        $9.212    $11.810   $12.957 $13.493
Accumulation Unit Value Ending                                                          $11.810    $12.957   $13.493 $15.953
Number of Units Outstanding at End of Year                                              181,350    162,289   142,923 149,069
Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                                                        $7.651     $9.998   $10.167 $10.581
Accumulation Unit Value Ending                                                           $9.998    $10.167   $10.581 $11.121
Number of Units Outstanding at End of Year                                              180,441    151,515   143,650 119,157
Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                                                        $7.932    $10.019   $10.902 $11.241
Accumulation Unit Value Ending                                                          $10.019    $10.902   $11.241 $12.797
Number of Units Outstanding at End of Year                                              372,133    303,187   255,105 191,447
Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                                                       $11.237    $11.164   $11.114 $11.264
Accumulation Unit Value Ending                                                          $11.164    $11.114   $11.264 $11.622
Number of Units Outstanding at End of Year                                              204,452    181,129   121,417 118,163
Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                                                        $7.114    $10.033   $11.215 $13.133
Accumulation Unit Value Ending                                                          $10.033    $11.215   $13.133 $15.254
Number of Units Outstanding at End of Year                                               41,305     44,382    68,124  72,261
Janus Aspen Series Mid Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                                        $7.691    $10.220   $12.139 $13.410
Accumulation Unit Value Ending                                                          $10.220    $12.139   $13.410 $14.987
Number of Units Outstanding at End of Year                                              254,798    227,769   211,365 188,828
Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                                                       $12.067    $13.538   $14.452 $15.346
Accumulation Unit Value Ending                                                          $13.538    $14.452   $15.346 $16.714
Number of Units Outstanding at End of Year                                              148,368    126,529   119,871  97,813
Janus Aspen Series Flexible Bond - Institutional Shares
Accumulation Unit Value Beginning                                                       $12.313    $12.886   $13.178 $13.223
Accumulation Unit Value Ending                                                          $12.886    $13.178   $13.223 $13.555
Number of Units Outstanding at End of Year                                               52,369     50,191    37,935  21,678
Janus Aspen Series Large Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                                        $7.541     $9.772   $10.046 $10.306
Accumulation Unit Value Ending                                                           $9.772    $10.046   $10.306 $11.291
Number of Units Outstanding at End of Year                                              349,028    274,531   233,900 225,097
Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                        $7.742    $10.157   $11.812 $12.344
Accumulation Unit Value Ending                                                          $10.157    $11.812   $12.344 $14.335
Number of Units Outstanding at End of Year                                                3,201     19,692    38,191  32,393
Janus Aspen Series Worldwide Growth - Institutional Shares
Accumulation Unit Value Beginning                                                        $8.002     $9.759   $10.058 $10.474
Accumulation Unit Value Ending                                                           $9.759    $10.058   $10.474 $12.179
Number of Units Outstanding at End of Year                                              373,428    288,675   214,883 191,886
Legg Mason Partners Variable Investors Portfolio - Class I
Accumulation Unit Value Beginning                                                            --    $10.000   $10.924 $11.448
Accumulation Unit Value Ending                                                               --    $10.924   $11.448 $13.317
Number of Units Outstanding at End of Year                                                   --     10,304     7,070   7,115
LSA Balanced
Accumulation Unit Value Beginning                                                        $8.654    $11.001        --      --
Accumulation Unit Value Ending                                                          $11.001    $11.118        --      --
Number of Units Outstanding at End of Year                                                3,035          0        --      --
MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                                                        $6.873     $8.804    $9.782 $10.507
Accumulation Unit Value Ending                                                           $8.804     $9.782   $10.507 $11.151
Number of Units Outstanding at End of Year                                              198,037    182,144   162,625 142,406
MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                                                        $7.405     $8.898    $9.746 $10.288
Accumulation Unit Value Ending                                                           $8.898     $9.746   $10.288 $11.435
Number of Units Outstanding at End of Year                                               70,704     56,446    44,683  32,985
MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                                                       $11.711    $15.403   $16.139 $16.708
Accumulation Unit Value Ending                                                          $15.403    $16.139   $16.708 $18.608
Number of Units Outstanding at End of Year                                               54,179     50,201    37,200  30,089
MFS Research - Initial Class
Accumulation Unit Value Beginning                                                        $7.261     $8.907   $10.150 $10.763
Accumulation Unit Value Ending                                                           $8.907    $10.150   $10.763 $11.696
Number of Units Outstanding at End of Year                                               67,615     66,633    52,736  51,083
MFS Total Return - Initial Class
Accumulation Unit Value Beginning                                                       $11.274    $12.900   $14.125 $14.287
Accumulation Unit Value Ending                                                          $12.900    $14.125   $14.287 $15.725
Number of Units Outstanding at End of Year                                               75,780    106,104   100,419  85,293
Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                            --    $10.000   $10.783 $10.897
Accumulation Unit Value Ending                                                               --    $10.783   $10.897 $11.877
Number of Units Outstanding at End of Year                                                   --     13,967    14,469  11,774
Premier VIT OpCap SmallCap
Accumulation Unit Value Beginning                                                        $7.181    $10.076   $11.683 $11.499
Accumulation Unit Value Ending                                                          $10.076    $11.683   $11.499 $14.036
Number of Units Outstanding at End of Year                                               17,992     22,600    20,151  42,325
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                        $7.826    $11.104   $10.783 $10.897
Accumulation Unit Value Ending                                                          $11.104    $13.017   $10.897 $11.877
Number of Units Outstanding at End of Year                                               21,627    123,438    14,469  11,774
PIMCO VIT Foreign Bond - Administrative Shares
Accumulation Unit Value Beginning                                                       $10.537    $10.598   $11.683 $11.499
Accumulation Unit Value Ending                                                          $10.598    $11.004   $11.499 $14.036
Number of Units Outstanding at End of Year                                               11,601      5,691    20,151  42,325
PIMCO VIT Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                       $10.529    $10.878   $13.017 $14.049
Accumulation Unit Value Ending                                                          $10.878    $11.223   $14.049 $15.845
Number of Units Outstanding at End of Year                                              133,199     79,473    86,936  76,214
Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning                                                        $8.176    $11.087   $11.004 $11.382
Accumulation Unit Value Ending                                                          $11.087    $13.193   $11.382 $11.441
Number of Units Outstanding at End of Year                                                4,977      8,707    10,029   8,686
STI Classic Capital Appreciation (2)
Accumulation Unit Value Beginning                                                        $7.289     $8.493   $11.223 $11.309
Accumulation Unit Value Ending                                                           $8.493     $8.918   $11.309 $11.553
Number of Units Outstanding at End of Year                                                3,151      3,322    38,426  34,681
STI Classic Value Income Stock
Accumulation Unit Value Beginning                                                        $7.430     $8.999    $8.918  $8.694
Accumulation Unit Value Ending                                                           $8.999    $10.205    $8.694  $9.478
Number of Units Outstanding at End of Year                                               45,222    112,653     2,890   3,448
Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                                                        $7.458     $9.846   $10.270 $11.412
Accumulation Unit Value Ending                                                           $9.846    $11.541   $11.412 $13.974
Number of Units Outstanding at End of Year                                               56,608     85,988         0       0
Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                                                       $10.358    $13.959   $10.205 $10.415
Accumulation Unit Value Ending                                                          $13.959    $16.233   $10.415 $12.546
Number of Units Outstanding at End of Year                                               71,705     69,356    51,057  66,319
T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                                                       $10.418    $12.861        --      --
Accumulation Unit Value Ending                                                          $12.861    $14.538        --      --
Number of Units Outstanding at End of Year                                              127,776    184,824        --      --
T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                                                        $7.014     $9.005        --      --
Accumulation Unit Value Ending                                                           $9.005    $10.077        --      --
Number of Units Outstanding at End of Year                                               25,759     37,821        --      --
T. Rowe Price Mid-Cap Growth - I (3)
Accumulation Unit Value Beginning                                                       $11.148    $15.175   $14.538 $14.861
Accumulation Unit Value Ending                                                          $15.175    $17.665   $14.861 $17.392
Number of Units Outstanding at End of Year                                               81,247     82,382   200,541 173,699
T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                                                        $6.695     $8.897   $10.077 $11.503
Accumulation Unit Value Ending                                                           $8.897     $9.704   $11.503 $13.475
Number of Units Outstanding at End of Year                                               26,691     25,316    69,893  49,210
Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                            --    $10.000   $17.665 $19.938
Accumulation Unit Value Ending                                                               --    $11.125   $19.938 $20.914
Number of Units Outstanding at End of Year                                                   --      8,293    76,554  59,413
Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                        $8.141    $10.224    $9.704  $9.973
Accumulation Unit Value Ending                                                          $10.224    $11.477    $9.973 $10.529
Number of Units Outstanding at End of Year                                               12,949     17,744    33,827  24,000
Van Kampen UIF U.S. Mid Cap Value - Class I (4)
Accumulation Unit Value Beginning                                                            --    $10.000   $11.125 $12.161
Accumulation Unit Value Ending                                                               --    $11.302   $12.161 $12.552
Number of Units Outstanding at End of Year                                                   --     28,827     4,486   5,838
Wells Fargo Advantage Discovery Fund
Accumulation Unit Value Beginning                                                            --         --   $11.477 $12.387
Accumulation Unit Value Ending                                                               --         --   $12.387 $14.131
Number of Units Outstanding at End of Year                                                   --         --    57,205  44,045
Wells Fargo Advantage Opportunity Fund
Accumulation Unit Value Beginning                                                            --         --   $11.302 $12.486
Accumulation Unit Value Ending                                                               --         --   $12.486 $14.824
Number of Units Outstanding at End of Year                                                   --         --    64,891  57,894


(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.

(2) Effective May 31, 2007, the STI Classic Capital Appreciation Fund will change its name to STI Classic Large Cap Growth Stock Fund. We will make the corresponding change to the name of the Variable Sub-account that invests in that Portfolio.

(3) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) A brief explanation of how performance of the Sub-Accounts are calculated may be found in the Statement of Additional Information.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2006 and 2005, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2006. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 9, 2007

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                       YEAR ENDED DECEMBER 31,
                                                    ---------------------------
(IN THOUSANDS)                                        2006      2005      2004
                                                    -------   -------   -------
REVENUES
Net investment income                               $13,948   $13,632   $11,234
Realized capital gains and losses                    (1,255)     (174)        5
                                                    -------   -------   -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE     12,693    13,458    11,239
Income tax expense                                    4,433     4,671     3,925
                                                    -------   -------   -------
NET INCOME                                            8,260     8,787     7,314
                                                    -------   -------   -------
OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in unrealized net capital gains and losses      (885)   (4,772)   (1,786)
                                                    -------   -------   -------
COMPREHENSIVE INCOME                                $ 7,375   $ 4,015   $ 5,528
                                                    =======   =======   =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                  DECEMBER 31,
                                                               -------------------------
                                                                   2006          2005
                                                               -----------   -----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized
      cost $268,331 and $266,457)                              $   268,058   $   267,545
   Short-term                                                        8,264         3,824
                                                               -----------   -----------
      TOTAL INVESTMENTS                                            276,322       271,369
Cash                                                                23,352         8,349
Reinsurance recoverable from Allstate Life Insurance Company    19,131,870    18,350,983
Reinsurance recoverable from non-affiliates                      1,203,864     1,019,850
Receivable from affiliates, net                                     24,990        10,394
Other assets                                                       104,971        96,059
Separate accounts                                                3,097,550     2,718,509
                                                               -----------   -----------
      TOTAL ASSETS                                             $23,862,919   $22,475,513
                                                               ===========   ===========
LIABILITIES
Contractholder funds                                           $18,195,622   $17,462,104
Reserve for life-contingent contract benefits                    2,126,455     1,892,194
Unearned premiums                                                   25,935        26,992
Deferred income taxes                                                  135           591
Current income taxes payable                                         4,412         4,769
Other liabilities and accrued expenses                             136,184       101,103
Separate accounts                                                3,097,550     2,718,509
                                                               -----------   -----------
      TOTAL LIABILITIES                                         23,586,293    22,206,262
                                                               -----------   -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares
   authorized, 25 thousand shares issued and outstanding             2,500         2,500
Additional capital paid-in                                         180,000       180,000
Retained income                                                     94,304        86,044
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                            (178)          707
                                                               -----------   -----------
      Total accumulated other comprehensive income                    (178)          707
                                                               -----------   -----------
      TOTAL SHAREHOLDER'S EQUITY                                   276,626       269,251
                                                               -----------   -----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY               $23,862,919   $22,475,513
                                                               ===========   ===========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                            YEAR ENDED DECEMBER 31,
                                         ------------------------------
(IN THOUSANDS)                             2006       2005       2004
                                         --------   --------   --------
COMMON STOCK                             $  2,500   $  2,500   $  2,500
                                         --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                180,000    180,000    130,305
Capital contribution                           --         --     49,695
                                         --------   --------   --------
Balance, end of year                      180,000    180,000    180,000
                                         --------   --------   --------
RETAINED INCOME
Balance, beginning of year                 86,044     77,257     69,943
Net income                                  8,260      8,787      7,314
                                         --------   --------   --------
Balance, end of year                       94,304     86,044     77,257
                                         --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                    707      5,479      7,265
Change in unrealized net capital gains
   and losses                                (885)    (4,772)    (1,786)
                                         --------   --------   --------
Balance, end of year                         (178)       707      5,479
                                         --------   --------   --------
TOTAL SHAREHOLDER'S EQUITY               $276,626   $269,251   $265,236
                                         ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                            YEAR ENDED DECEMBER 31,
                                                                        ------------------------------
(IN THOUSANDS)                                                            2006       2005       2004
                                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $  8,260   $  8,787   $  7,314
Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                  424        466        293
      Realized capital gains and losses                                    1,255        174         (5)
      Changes in:
         Reserve for life-contingent contract benefits and
            contractholder funds, net of reinsurance recoverables          2,878      3,041    (11,474)
         Income taxes                                                       (337)     4,709      1,438
         Receivable/payable to affiliates, net                           (14,596)    17,055    (50,781)
         Other operating assets and liabilities                           25,112    (22,674)    49,016
                                                                        --------   --------   --------
            Net cash provided by (used in) operating activities           22,996     11,558     (4,199)
                                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
FIXED INCOME SECURITIES:
      Proceeds from sales                                                 20,104      5,066      1,007
      Investment collections                                              15,244     22,557     15,667
      Investments purchases                                              (38,901)   (67,948)   (45,793)
Change in short-term investments                                          (4,440)    26,584    (29,301)
                                                                        --------   --------   --------
            Net cash used in investing activities                         (7,993)   (13,741)   (58,420)
                                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                          --         --     49,695
                                                                        --------   --------   --------
            Net cash provided by financing activities                         --         --     49,695
                                                                        --------   --------   --------
NET INCREASE (DECREASE) IN CASH                                           15,003     (2,183)   (12,924)
CASH AT BEGINNING OF YEAR                                                  8,349     10,532     23,456
                                                                        --------   --------   --------
CASH AT END OF YEAR                                                     $ 23,352   $  8,349   $ 10,532
                                                                        ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the 2006 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers. The principal products are deferred and immediate fixed annuities, interest-sensitive, traditional and variable life insurance, and accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2006, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company distributes its products through several distribution channels, including Allstate exclusive agencies, independent agencies (including master brokerage agencies), and financial services firms, such as banks and broker-dealers. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, commercial mortgage-backed, mortgage-backed and asset-backed securities. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value. The fair value of publicly traded fixed income securities is based upon independent market quotations. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income is determined using the effective yield method, considering estimated principal repayments when applicable. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other-than-temporary declines in fair value. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other-than-temporary (see Note 4).

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance. Certain variable annuity contracts include embedded derivatives that are separated from the host instrument and accounted for as derivative financial instruments

("subject to bifurcation"). The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds and is ceded to ALIC under the reinsurance agreements.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. We continuously monitor the creditworthiness of reinsurers in order to determine our risk of recoverability on an individual and aggregate basis and a provision for uncollectible reinsurance is recorded if needed. No amounts have been deemed unrecoverable in the three years ended December 31, 2006. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities and differences in tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and accident and health insurance and immediate annuities with life contingencies is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 6). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (See Note 6). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets and liabilities are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified date and are ceded to ALIC.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     The Company adopted Financial Accounting Standards Board ("FASB") FSP FAS 115-1 as of January 1, 2006. FSP FAS 115-1 nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for income recognition on an impaired debt security. The adoption of FSP FAS 115-1 was required on a prospective basis and did not have a material effect on the results of operations or financial position of the Company.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, "ACCOUNTING CHANGES AND ERROR CORRECTIONS" ("SFAS NO. 154")

     The Company adopted SFAS No. 154 on January 1, 2006. SFAS No. 154 replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. The Company had no accounting changes or error corrections affected by the new standard.

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108, "CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS" ("SAB 108")

     In September 2006, the SEC issued SAB 108 in order to eliminate the diversity of practice in the process by which misstatements are quantified for purposes of assessing materiality on the financial statements. SAB 108 is intended to eliminate the potential for the build up of improper amounts on the balance sheet due to the limitations of certain methods of materiality assessment utilized in current practice. SAB 108 establishes a single quantification framework wherein the significance measurement is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. If a company's existing methods for assessing the materiality of misstatements are not in compliance with the provisions of SAB 108, the initial application of the provisions may be adopted by restating prior period financial statements under certain circumstances or otherwise by recording the cumulative effect of initially applying the provisions of SAB 108 as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment recorded to the opening balance of retained earnings. The provisions of SAB 108 must be applied no later than the annual financial statements issued for the first fiscal year ending after November 15, 2006. The Company's adoption of SAB 108 in the fourth quarter of 2006 for the fiscal year then ended did not have any effect on its results of operations or financial position.

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company at the time of adoption are listed below.

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts, all of which are ceded to ALIC;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for deferred policy acquisition costs ("DAC"), all of which are ceded to ALIC.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $26.9 million, after-tax, ($41.4 million, pre-tax) that was ceded to ALIC under the terms of the reinsurance agreements. It was comprised of an increase in contractholder funds of $30 million, pre-tax, and reserves for life-contingent contract benefits of $11.4 million, pre-tax.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE AID ("TPA") RE SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1. The TPAs address a number of issues related to SOP 03-1 including when it was necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPAs was ceded to ALIC under the terms of the reinsurance agreements.

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the AICPA issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. In February 2007, the AICPA issued a set of eleven TPAs that provide interpretive guidance to be utilized, if applicable, at the date of adoption. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Any impact resulting from the adoption of SOP 05-1 on the Company's results of operations will be ceded to ALIC under the terms of the reinsurance agreements.

FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES", ("FIN 48")

     In July 2006, the FASB issued FIN 48, which clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 will not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 157, "FAIR VALUE MEASUREMENTS" ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157 which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Company's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Company's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the results of operations or financial position of the Company.

SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" ("SFAS NO. 159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of a reporting entity's choice to use fair value on its earnings and also requires entities to display on the face of the balance sheet the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. Early adoption is permitted as of the beginning of the previous fiscal year provided the entity makes that choice in the first 120 days of that fiscal year and also elects to apply the provisions of SFAS No. 157. Because application of the standard is optional, any impacts are limited to those financial assets and liabilities to which SFAS No. 159 would be applied, which has yet to be determined, as is any decision concerning the early adoption of the standard.

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $192.3 million, $158.7 million and $161.4 million in 2006, 2005 and 2004, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER/DEALER SERVICES

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker/dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $1.1 million, $659 thousand and $447 thousand for the years ended December 31, 2006, 2005 and 2004, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $42.7 million, $44.6 million and $41.7 million of commission and other distribution expenses for the years ended December 31, 2006, 2005 and 2004, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

     In 2006, the Company entered a wholesaling and marketing support agreement with ALFS, Inc. ("ALFS"), an affiliated broker/dealer company, whereby ALFS underwrites and promotes the offer, sale and servicing of variable annuities issued by the Company and sold by AFS. In return for these services, the Company recorded commission expense of $1.5 million for 2006. This expense was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations under the reinsurance agreements:

                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------
(IN THOUSANDS)                                   2006         2005         2004
                                              ----------   ----------   ----------
Premiums and contract charges                 $  546,554   $  461,496   $  405,748
Interest credited to contractholder  funds,
   contract benefits and expenses              1,487,799    1,483,707    1,354,508

    Reinsurance recoverables due from ALIC totaled $19.13 billion and $18.35 billion as of December 31, 2006 and 2005, respectively.

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $301 thousand from AIC in 2004, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements. The Company did not receive any structured settlement premiums from AIC in 2006 or 2005.

CAPITAL CONTRIBUTION

     During the fourth quarter of 2004, ALIC made a cash capital contribution of $49.7 million. This transaction was reflected in additional capital paid-in on the Statements of Financial Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding under the intercompany loan agreement to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the agreement at December 31, 2006 and 2005. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                     GROSS UNREALIZED
                                        AMORTIZED   -----------------     FAIR
(IN THOUSANDS)                            COST       GAINS    LOSSES      VALUE
                                        ---------   ------   --------   --------
AT DECEMBER 31, 2006
U.S. government and agencies             $116,821   $2,609   $(1,467)   $117,963
Corporate                                  74,755      613    (1,987)     73,381
Municipal                                     502       31        --         533
Mortgage-backed securities                 29,963       98      (817)     29,244
Commercial mortgage-backed securities      32,095      635      (315)     32,415
Asset-backed securities                    14,195      366       (39)     14,522
                                         --------   ------   -------    --------
   Total fixed income securities         $268,331   $4,352   $(4,625)   $268,058
                                         ========   ======   =======    ========
AT DECEMBER 31, 2005
U.S. government and agencies             $ 99,197   $3,333   $(1,139)   $101,391
Corporate                                  91,424    1,133    (1,746)     90,811
Municipal                                     503       41        --         544
Mortgage-backed securities                 32,362      209      (606)     31,965
Commercial mortgage-backed securities      27,851       69      (704)     27,216
Asset-backed securities                    15,120      546       (48)     15,618
                                         --------   ------   -------    --------
   Total fixed income securities         $266,457   $5,331   $(4,243)   $267,545
                                         ========   ======   =======    ========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2006:

                                         AMORTIZED     FAIR
(IN THOUSANDS)                             COST        VALUE
                                         ---------   --------
Due in one year or less                   $  8,543   $  8,515
Due after one year through five years       88,818     88,680
Due after five years through ten years      87,213     86,056
Due after ten years                         39,599     41,041
                                          --------   --------
                                           224,173    224,292
Mortgage and asset-backed securities        44,158     43,766
                                          --------   --------
   Total                                  $268,331   $268,058
                                          ========   ========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                             2006      2005      2004
                                         -------   -------   -------
Fixed income securities                  $13,495   $13,190   $11,297
Short-term investments                       762       689       185
                                         -------   -------   -------
   Investment income, before expense      14,257    13,879    11,482
   Investment expense                        309       247       248
                                         -------   -------   -------
   Net investment income                 $13,948   $13,632   $11,234
                                         =======   =======   =======

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

(IN THOUSANDS)                                   2006     2005   2004
                                               -------   -----   ----
Fixed income securities                        $(1,255)  $(174)   $ 5
Income tax benefit (expense)                       438      60     (2)
                                               -------   -----    ---
Realized capital gains and losses, after-tax   $  (817)  $(114)   $ 3
                                               =======   =====    ===

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

(IN THOUSANDS)                                      2006     2005   2004
                                                  -------   -----   ----
Dispositions                                      $(1,255)  $(174)   $ 5
                                                  -------   -----    ---
   Realized capital gains and losses               (1,255)   (174)     5
   Income tax benefit (expense)                       438      60     (2)
                                                  -------   -----    ---
   Realized capital gains and losses, after-tax   $  (817)  $(114)   $ 3
                                                  =======   =====    ===

     Gross gains of $1 thousand and $5 thousand were realized on fixed income securities during 2006 and 2005, respectively. Gross losses of $1.3 million and $174 thousand were realized on sales of fixed income securities during 2006 and 2005, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31 are as follows:

                                                     GROSS UNREALIZED
                                             FAIR    ----------------   UNREALIZED
(IN THOUSANDS)                              VALUE     GAINS    LOSSES    NET GAINS
                                          --------   ------   -------   ----------
AT DECEMBER 31, 2006
Fixed income securities                   $268,058   $4,352   $(4,625)     $(273)
Deferred income taxes                                                         95
                                                                           -----
Unrealized net capital gains and losses                                    $(178)
                                                                           =====

                                                     GROSS UNREALIZED
                                             FAIR    ----------------   UNREALIZED
(IN THOUSANDS)                              VALUE     GAINS    LOSSES    NET GAINS
                                          --------   ------   -------   ----------
AT DECEMBER 31, 2005
Fixed income securities                   $267,545   $5,331   $(4,243)    $1,088
Deferred income taxes                                                       (381)
                                                                          ------
Unrealized net capital gains and losses                                   $  707
                                                                          ======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN THOUSANDS)                                          2006      2005     2004
                                                      -------   -------   -------
Fixed income securities                               $(1,361)  $(7,340)  $(2,748)
Deferred income taxes                                     476     2,568       962
                                                      -------   -------   -------
Decrease in unrealized net capital gains and losses   $  (885)  $(4,772)  $(1,786)
                                                      =======   =======   =======

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.


                                             LESS THAN 12 MONTHS              12 MONTHS OR MORE
                                      ------------------------------   ------------------------------     TOTAL
                                     NUMBER OF    FAIR     UNREALIZED  NUMBER OF  FAIR     UNREALIZED   UNREALIZED
($ IN THOUSANDS)                      ISSUES     VALUE      LOSSES     ISSUES     VALUE      LOSSES       LOSSES
                                      ------   --------   ----------   ------   --------   ----------   ----------
AT DECEMBER 31, 2006
Fixed income securities
   U.S. Government andagencies            4    $ 26,597    $  (153)       10    $ 44,123    $(1,314)     $(1,467)
   Corporate                              2       1,985        (18)       24      46,462     (1,969)      (1,987)
   Mortgage-backed securities             1           1         --        10      25,880       (817)        (817)
   Commercial mortgage-backed
      securities                          1       2,483         (9)        6      12,813       (306)        (315)
   Asset-backed securities               --          --         --         1         968        (39)         (39)
                                        ---    --------    -------       ---    --------    -------      -------
      Total                               8    $ 31,066    $  (180)       51    $130,246    $(4,445)     $(4,625)
                                        ===    ========    =======       ===    ========    =======      =======
Investment grade fixed income
   securities                             8    $ 31,066    $  (180)       51    $130,246    $(4,445)     $(4,625)
Below investment grade fixed
   income securities                     --          --         --        --          --         --           --
                                        ---    --------    -------       ---    --------    -------      -------
      Total fixed income securities       8    $ 31,066    $  (180)       51    $130,246    $(4,445)     $(4,625)
                                        ===    ========    =======       ===    ========    =======      =======
AT DECEMBER 31, 2005
Fixed income securities
   U.S. Government and agencies           9    $ 46,404    $  (625)        3    $ 11,682    $  (514)     $(1,139)
   Corporate                             18      46,255     (1,059)        8      10,301       (687)      (1,746)
   Mortgage-backed securities             7      24,100       (507)        3       2,970        (99)        (606)
   Commercial mortgage-backed
      securities                          8      16,503       (296)        2       5,669       (408)        (704)
   Asset-backed securities               --          --         --         1         961        (48)         (48)
                                        ---    --------    -------       ---    --------    -------      -------
      Total                              42    $133,262    $(2,487)       17    $ 31,583    $(1,756)     $(4,243)
                                        ===    ========    =======       ===    ========    =======      =======
Investment grade fixed income
   securities                            42    $133,262    $(2,487)       17    $ 31,583    $(1,756)     $(4,243)
Below investment grade fixed
   income securities                     --          --         --        --          --         --           --
                                        ---    --------    -------       ---    --------    -------      -------
      Total fixed income securities      42    $133,262    $(2,487)       17    $ 31,583    $(1,756)     $(4,243)
                                        ===    ========    =======       ===    ========    =======      =======

     At December 31, 2006, all unrealized losses related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses related to investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's, Fitch or Dominion; or aaa,aa,a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2006, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover.

OTHER INVESTMENT INFORMATION

     At December 31, 2006, fixed income securities and short-term investments with a carrying value of $9.5 million were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since reinsurance recoverables, net, reserve for life-contingent contract benefits and deferred income taxes are not included in accordance with SFAS No. 107. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

(IN THOUSANDS)                DECEMBER 31, 2006        DECEMBER 31, 2005
                          -----------------------   -----------------------
                           CARRYING        FAIR      CARRYING       FAIR
                             VALUE        VALUE        VALUE       VALUE
                          ----------   ----------   ----------   ----------
Fixed income securities   $  268,058   $  268,331   $  267,545   $  267,545
Short-term investments         8,264        8,264        3,824        3,824
Separate accounts          3,097,550    3,097,550    2,718,509    2,718,509

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

(IN THOUSANDS)                                     DECEMBER 31, 2006            DECEMBER 31, 2005
                                               -------------------------   -------------------------
                                                 CARRYING        FAIR        CARRYING        FAIR
                                                  VALUE         VALUE         VALUE         VALUE
                                               -----------   -----------   -----------   -----------
Contractholder funds on investment contracts   $15,334,580   $14,498,948   $14,931,738   $14,122,657
Separate accounts                                3,097,550     3,097,550     2,718,509     2,718,509

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements under the provisions of SFAS No. 107. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the financial statements. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include embedded derivative financial instruments. Derivatives that are embedded in certain variable annuity contracts and equity-indexed annuity contracts are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). Embedded derivative financial instruments are accounted for on a fair value basis. Embedded derivative financial instruments subject to bifurcation are reflected as a component of contractholder funds in the Statements of Financial Position. Changes in the fair value of embedded derivative financial instruments are ceded to ALIC. Reinsurance agreements that cede the value of embedded derivative financial instruments are reflected as a component of reinsurance recoverables in the Statements of Financial Position.

     The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments.

                                                               CARRYING     CARRYING
                                       NOTIONAL       FAIR       VALUE        VALUE
(IN THOUSANDS)                          AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2006
Equity-indexed and forward starting
   options in life and annuity
   product contracts                  $3,016,132   $(167,707)     $--      $(167,707)
Guaranteed accumulation benefits         340,157       1,381       --          1,381
Guaranteed withdrawal benefits            62,736          43       --             43
Other embedded derivative financial
   instruments                             3,775          (5)      --             (5)

                                                               CARRYING     CARRYING
(IN THOUSANDS)                         NOTIONAL       FAIR      VALUE         VALUE
                                        AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2005
Equity-indexed and forward starting
   options in life and annuity
   product contracts                  $2,356,357   $(105,754)    $ --       $(105,754)
Guaranteed accumulation benefits         242,234         288       --             288
Guaranteed withdrawal benefits            26,390         (14)      --             (14)
Other embedded derivative
   financial instruments                   3,775          (5)      --              (5)

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is based on widely accepted pricing and valuation models, which use independent third party data as inputs.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2006 or 2005.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                              2006         2005
                                                         ----------   ----------
Immediate annuities                                      $  722,539   $  723,691
Traditional life                                            932,866      821,341
Other                                                       471,050      347,162
                                                         ----------    ---------
   Total reserve for life-contingent contract benefits   $2,126,455   $1,892,194
                                                         ==========   ==========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

         PRODUCT                       MORTALITY               INTEREST RATE          ESTIMATION METHOD
---------------------------   -------------------------   ----------------------   ----------------------
Immediate annuities           1983 individual annuity     Interest rate            Present value of
                              mortality table             assumptions range from   expected future
                              1983-a annuity mortality    3.0% to 8.8%             benefits based on
                              table                                                historical experience
                              Annuity 2000 mortality
                              table

Traditional life              Actual company experience   Interest rate            Net level premium
                              plus loading                assumptions range from   reserve method using
                                                          4.0% to 8.0%             the Company's
                                                                                   withdrawal experience
                                                                                   rates

Other:
   Variable annuity           90% of 1994 group annuity   Interest rate            Projected benefit
   guaranteed minimum death   mortality table with        assumptions range from   ratio applied to
   benefits                   internal modifications      6.5% to 7.0%             cumulative assessments

   Accident & health          Actual company experience                            Unearned premium;
                              plus loading                                         additional contract
                                                                                   reserves for
                                                                                   traditional life

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                         2006          2005
                                   -----------   -----------
Interest-sensitive life            $ 2,841,433   $ 2,516,464
Investment contracts:
   Immediate annuities                 480,602       459,893
   Fixed annuities                  14,822,531    14,435,800
   Other                                51,056        49,947
                                   -----------   -----------
      Total contractholder funds   $18,195,622   $17,462,104
                                   ===========   ===========

     The following table highlights the key contract provisions relating to contractholder funds:

                PRODUCT                         INTEREST RATE             WITHDRAWAL/SURRENDER CHARGES
-------------------------------------   ----------------------------   ----------------------------------
Interest-sensitive life                 Interest rates credited        Either a percentage of account
                                        range from 3.5% to 6.0%        balance or dollar amount grading
                                                                       off generally over 20 years

Fixed annuities                         Interest rates credited        Either a declining or a level
                                        range from 2.2% to 8.8% for    percentage charge generally over
                                        immediate annuities and 0.0%   nine years or less. Additionally,
                                        to 9.0% for fixed annuities    approximately 35.3% of fixed
                                                                       annuities are subject to market
                                                                       value adjustment for discretionary
                                                                       withdrawals.

Other investment contracts:             Interest rates used in         Withdrawal and surrender charges
   Variable guaranteed minimum income   establishing reserves range    are based on the terms of the
   benefit and secondary guarantees     from 1.8% to 10.3%             related interest-sensitive life or
   on interest-sensitive life and                                      fixed annuity contract.
   fixed annuities

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                           2006          2005
                                     -----------   -----------
Balance, beginning of year           $17,462,104   $16,231,489
Deposits                               2,668,782     2,822,820
Interest credited                        865,479       779,071
Benefits                                (512,353)     (443,444)
Surrenders and partial withdrawals    (1,962,149)   (1,665,497)
Net transfers to separate accounts       (58,681)      (70,542)
Contract charges                        (255,710)     (206,363)
Other adjustments                        (11,850)       14,570
                                     -----------   -----------
Balance, end of year                 $18,195,622   $17,462,104
                                     ===========   ===========

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                               DECEMBER 31,
                                                                          --------------------
($ IN MILLIONS)                                                             2006        2005
                                                                          ---------  ---------
IN THE EVENT OF DEATH
   Separate account value                                                 $ 2,333.2  $ 2,084.2
   Net amount at risk (1)                                                 $   108.5  $   148.1
   Average attained age of contractholders                                 59 years   59 years

AT ANNUITIZATION
   Separate account value                                                 $   388.4  $   372.3
   Net amount at risk (2)                                                 $     0.6  $     0.7
   Weighted average waiting period until annuitization options available    3 years    4 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                                                 $    61.8  $    23.2
   Net amount at risk (3)                                                 $      --  $      --

ACCUMULATION AT SPECIFIED DATES
   Separate account value                                                 $   337.3  $   229.6
   Net amount at risk (4)                                                 $      --  $      --
   Weighted average waiting period until guarantee date                    13 years   13 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2006, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits, accumulation and withdrawal benefits were $28 million, $33 million, $(1) million and $(43) thousand, respectively. As of December 31, 2005, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits, accumulation and withdrawal benefits were $21 million, $36 million, $(288) thousand and $14 thousand, respectively.

7.  REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies with a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2006, 94.1% of the total reinsurance recoverables were related to ALIC and 5.9% were related to non-affiliated reinsurers. At December 31, 2006 and 2005, approximately 96% and 99%, respectively, of the Company's non-affiliated reinsurance recoverables are due from companies rated A- or better by Standard & Poor's.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                        2006       2005      2004
                                                   ---------  ---------  ---------
PREMIUMS AND CONTRACT CHARGES
Direct                                             $ 944,823  $ 840,691  $ 742,557
Assumed                                               10,238      6,572      3,785
Ceded:
   Affiliate                                        (546,554)  (461,496)  (405,748)
   Non-affiliate                                    (408,507)  (385,767)  (340,594)
                                                   ---------  ---------  ---------
Premiums and contract charges, net of reinsurance  $      --  $      --  $      --
                                                   =========  =========  =========

    The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                           2006        2005          2004
                                                     -----------  -----------  -----------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND EXPENSES
Direct                                               $ 1,972,975  $ 1,959,229  $ 1,735,510
Assumed                                                    9,762        7,658        4,972
Ceded:
   Affiliate                                          (1,487,799)  (1,483,707)  (1,354,508)
   Non-affiliate                                        (494,938)    (483,180)    (385,974)
                                                     -----------  -----------  -----------
Interest credited to contractholder funds, contract
   benefits and expenses, net of reinsurance         $        --  $        --  $        --
                                                     ===========  ===========  ===========

8. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office equipment. Total rent expense for all leases was $198 thousand, $469 thousand and $681 thousand in 2006, 2005 and 2004, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2006 are as follows:

                                      OPERATING
(IN THOUSANDS)                         LEASES
                                      ---------
2007                                    $57
2008                                      4
Thereafter                               --
                                        ---
                                        $61
                                        ===
GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breach of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees, ceded to ALIC, was not material as of December 31, 2006.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     _ These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through several distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In March 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and on January 16, 2007, the judge denied their request. The case otherwise remains pending. The EEOC also filed another lawsuit in October 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in October 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC filed a motion for interlocutory appeal from the partial summary judgment, which was granted by the trial court on January 4, 2007. AIC has filed a petition for immediate review of two controlling issues of law to the Court of Appeals for the Eighth Circuit and that petition is currently pending. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. The outcome of these disputes is currently uncertain.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing and late trading. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. Moreover, the Corporation has not received any communication from authorities related to the variable annuity market timing and late trading inquiries since November 2005. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Corporations's federal income tax returns through the 2002 tax year and the statute of limiations has expired for these years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the results of operations, cash flows or financial position of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN THOUSANDS)                            2006    2005
                                         -----   -----
DEFERRED ASSETS
Unrealized net capital losses            $  95   $  --

DEFERRED LIABILITIES
Unrealized net capital gains                --    (381)
Difference in tax bases of investments    (229)   (208)
Other liabilities                           (1)     (2)
                                         -----   -----
   Total deferred liabilities             (230)   (591)
                                         -----   -----
      Net deferred liabilities           $(135)  $(591)
                                         =====   =====

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                 2006     2005     2004
                              ------   ------   ------
Current                       $4,412   $4,769   $3,877
Deferred                          21      (98)      48
                              ------   ------   ------
   Total income tax expense   $4,433   $4,671   $3,925
                              ======   ======   ======

     The Company paid income taxes of $4.8 million and $2.5 million in 2006 and 2004, respectively, and received an income tax refund of $38 thousand in 2005.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                    2006   2005   2004
                                    ----   ----   ----
Statutory federal income tax rate   35.0%  35.0%  35.0%
Other                               (0.1)  (0.3)  (0.1)
                                    ----   ----   ----
Effective income tax rate           34.9%  34.7%  34.9%
                                    ====   ====   ====

10. STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

    Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income for 2006, 2005, and 2004 was $9.1 million, $8.8 million and $7.4 million, respectively. Statutory capital and surplus was $274.4 million and $267.5 million as of December 31, 2006 and 2005, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2007 without prior approval of the Nebraska Department of Insurance is $27.4 million. In the twelve-month period beginning January 1, 2006 the Company did not pay any dividends.

11. Other Comprehensive Income

     The components of other comprehensive loss on a pretax and after-tax basis for the years ended December 31 are as follows:

                                                              2006
                                                     ------------------------
                                                                       AFTER-
(IN THOUSANDS)                                        PRETAX    TAX     TAX
                                                     -------  ------  -------
Unrealized holding losses arising during the period  $(2,601) $  910  $(1,691)
Less: reclassification adjustments                    (1,240)    434     (806)
                                                     -------  ------  --------
Unrealized net capital gains and losses               (1,361)    476     (885)
                                                     -------  ------  -------
Other comprehensive loss                             $(1,361) $  476  $  (885)
                                                     =======  ======  =======

                                                              2005
                                                     ------------------------
                                                                       AFTER-
                                                      PRETAX    TAX     TAX
                                                     -------  ------  -------
Unrealized holding losses arising during the period  $(7,514) $2,628  $(4,886)
Less: reclassification adjustments                      (174)     60     (114)
                                                     -------  ------  -------
Unrealized net capital gains and losses               (7,340)  2,568   (4,772)
                                                     -------  ------  -------
Other comprehensive loss                             $(7,340) $2,568  $(4,772)
                                                     =======  ======  =======

                                                               2004
                                                     ------------------------
                                                                       AFTER-
                                                      PRETAX    TAX     TAX
                                                     -------  ------  -------
Unrealized holding losses arising during the period  $(2,743) $  960  $(1,783)
Less: reclassification adjustments                         5      (2)       3
                                                     -------  ------  -------
Unrealized net capital gains and losses               (2,748)    962   (1,786)
                                                     -------  ------  -------
Other comprehensive loss                             $(2,748) $  962  $(1,786)
                                                     =======  ======  =======

                    --------------------------------------------------
                    LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT FINANCIAL STATEMENTS AS OF DECEMBER 31, 2006 AND FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2006, the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2006, the results of operations for the period then ended, the changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 14, 2007

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable      AIM Variable    AIM Variable     AIM Variable
                               AIM Variable     AIM Variable       Insurance        Insurance        Insurance        Insurance
                                 Insurance        Insurance          Funds            Funds            Funds            Funds
                                   Funds            Funds          Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   AIM V. I.                         AIM V. I.                         AIM V. I.
                                 AIM V. I.          Capital         AIM V. I.        Capital         AIM V. I.         Mid Cap
                                Basic Value      Appreciation    Basic Value II  Appreciation II   Core Equity II   Core Equity II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    26,968,452  $       992,520  $    14,093,705  $     3,521,196  $     7,099,195  $    16,754,211
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    26,968,452  $       992,520  $    14,093,705  $     3,521,196  $     7,099,195  $    16,754,211
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    26,965,522  $       983,490  $    14,093,705  $     3,521,196  $     7,099,195  $    16,754,211
Contracts in payout
   (annuitization) period               2,930            9,030               --               --               --               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    26,968,452  $       992,520  $    14,093,705  $     3,521,196  $     7,099,195  $    16,754,211
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,018,597           37,854        1,064,479          135,901          262,739        1,248,451
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    22,769,453  $       960,398  $    12,395,968  $     3,158,640  $     6,525,656  $    16,670,135
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.36  $         10.31  $         12.11  $         11.23  $         10.73  $         12.38
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         12.63  $         10.32  $         12.45  $         11.55  $         10.80  $         12.73
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      The Alger
                                 The Alger        The Alger        The Alger        The Alger        The Alger      American Fund
                               American Fund    American Fund    American Fund    American Fund    American Fund     (Series - S)
                                Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                    Alger            Alger            Alger            Alger             Alger
                                   Alger           Income &        Leveraged         Midcap            Small            Growth
                                  Growth           Growth           AllCap           Growth        Capitalization    (Series - S)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    17,537,732  $    17,599,323  $    19,984,017  $    34,151,401  $    16,242,774  $    14,603,900
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    17,537,732  $    17,599,323  $    19,984,017  $    34,151,401  $    16,242,774  $    14,603,900
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    17,509,488  $    17,575,509  $    19,973,595  $    34,147,098  $    16,238,424  $    14,603,900
Contracts in payout
   (annuitization) period              28,244           23,814           10,422            4,303            4,350               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    17,537,732  $    17,599,323  $    19,984,017  $    34,151,401  $    16,242,774  $    14,603,900
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      425,467        1,586,954          481,775        1,645,851          571,526          357,326
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    17,353,551  $    16,889,366  $    15,862,136  $    31,379,157  $    11,452,477  $    12,377,600
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.27  $          7.79  $          7.62  $         11.28  $          7.84  $         11.15
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         13.82  $         14.75  $         19.26  $         20.85  $         12.94  $         14.64
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                DWS Investments  DWS Investments
                                 The Alger        The Alger        Variable         Variable            DWS              DWS
                               American Fund    American Fund      Insurance        Insurance         Variable         Variable
                                (Series - S)     (Series - S)     Trust Funds      Trust Funds        Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   Alger            Alger
                                 Leveraged          MidCap           DWS VIP         DWS VIP                           DWS VIP
                                   AllCap           Growth         Equity 500       Small Cap          DWS VIP         Global
                                (Series - S)     (Series - S)        Index B         Index B           Bond A       Opportunities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,364,877  $    14,499,414  $     4,332,546  $     1,543,905  $    14,707,849  $    15,664,329
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $     5,364,877  $    14,499,414  $     4,332,546  $     1,543,905  $    14,707,849  $    15,664,329
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $     5,364,877  $    14,496,387  $     4,332,546  $     1,543,905  $    14,657,924  $    15,664,329
Contracts in payout
   (annuitization) period                  --            3,027               --               --           49,925               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $     5,364,877  $    14,499,414  $     4,332,546  $     1,543,905  $    14,707,849  $    15,664,329
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      130,946          707,979          289,609           95,835        2,092,155          863,524
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,425,700  $    13,930,474  $     3,439,105  $     1,230,046  $    14,470,369  $    10,514,412
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.13  $         12.11  $         15.05  $         18.57  $         12.90  $         13.12
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         13.51  $         12.45  $         15.45  $         19.06  $         16.42  $         24.54
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                    DWS              DWS             DWS            Federated        Federated        Federated
                                  Variable         Variable        Variable         Insurance        Insurance        Insurance
                                  Series I         Series I        Series II         Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    Federated
                                  DWS VIP                                           Federated      Fund for U.S.      Federated
                                 Growth and        DWS VIP           DWS VIP         Capital         Government      High Income
                                  Income A      International      Balanced A     Income Fund II   Securities II     Bond Fund II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,221,672  $     6,679,917  $    13,998,413  $     7,411,313  $    27,754,776  $    26,266,522
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $     3,221,672  $     6,679,917  $    13,998,413  $     7,411,313  $    27,754,776  $    26,266,522
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $     3,221,672  $     6,669,981  $    13,974,164  $     7,394,034  $    27,732,451  $    26,258,286
Contracts in payout
   (annuitization) period                  --            9,936           24,249           17,279           22,325            8,236
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $     3,221,672  $     6,679,917  $    13,998,413  $     7,411,313  $    27,754,776  $    26,266,522
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      294,486          497,758          572,298          761,697        2,447,511        3,346,054
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,636,276  $     4,863,016  $    12,235,294  $     7,424,851  $    27,984,945  $    25,353,033
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          9.87  $          9.61  $         11.44  $          8.78  $         12.52  $         12.66
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         11.34  $         13.97  $         11.54  $         15.91  $         16.36  $         18.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                  Fidelity        Fidelity          Fidelity         Fidelity         Fidelity         Fidelity
                                  Variable        Variable          Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                    VIP                               VIP                                                VIP
                               Asset Manager    VIP Contrafund   Equity-Income      VIP Growth     VIP Index 500     Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    14,251,317  $    90,482,454  $    66,863,058  $    37,181,564  $    64,224,717  $    45,938,521
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    14,251,317  $    90,482,454  $    66,863,058  $    37,181,564  $    64,224,717  $    45,938,521
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    14,238,681  $    90,324,099  $    66,828,495  $    37,149,002  $    64,160,063  $    45,918,165
Contracts in payout
   (annuitization) period              12,636          158,355           34,563           32,562           64,654           20,356
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    14,251,317  $    90,482,454  $    66,863,058  $    37,181,564  $    64,224,717  $    45,938,521
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      907,149        2,875,197        2,552,025        1,036,564          398,021       45,938,521
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    13,449,558  $    70,392,101  $    58,566,329  $    37,009,207  $    51,681,789  $    45,938,521
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.47  $         12.98  $         14.47  $          6.73  $          9.56  $         10.75
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         18.56  $         27.97  $         32.30  $         24.04  $         13.83  $         14.10
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------


                                                   Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                  Fidelity         Variable         Variable         Variable         Variable         Variable
                                  Variable        Insurance         Insurance       Insurance        Insurance        Insurance
                                 Insurance      Products Fund     Products Fund   Products Fund    Products Fund    Products Fund
                               Products Fund  (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)
                                Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  VIP Asset                            VIP
                                                   Manager       VIP Contrafund   Equity-Income      VIP Growth     VIP Index 500
                                VIP Overseas  (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    25,208,649  $     6,207,297  $    45,256,493  $    44,631,759  $    19,082,216  $    49,417,660
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    25,208,649  $     6,207,297  $    45,256,493  $    44,631,759  $    19,082,216  $    49,417,660
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    25,167,596  $     6,207,297  $    45,254,952  $    44,598,017  $    19,082,216  $    49,398,077
Contracts in payout
   (annuitization) period              41,053               --            1,541           33,742               --           19,583
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    25,208,649  $     6,207,297  $    45,256,493  $    44,631,759  $    19,082,216  $    49,417,660
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,051,675          401,247        1,454,725        1,725,232          538,741          309,073
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    17,785,214  $     5,770,489  $    42,836,147  $    41,466,932  $    16,643,094  $    42,261,799
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.91  $         10.70  $         14.01  $         12.93  $         10.44  $         12.18
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         21.26  $         11.06  $         14.41  $         13.66  $         13.87  $         12.53
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity          Fidelity         Fidelity
                                 Variable          Variable         Variable      Goldman Sachs    Goldman Sachs
                                 Insurance        Insurance        Insurance         Variable         Variable       J.P. Morgan
                               Products Fund    Products Fund    Products Fund      Insurance        Insurance          Series
                             (Service Class 2)(Service Class 2)(Service Class 2)      Trust            Trust           Trust II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                        VIT
                               VIP Investment     VIP Money                            VIT           Structured
                                 Grade Bond         Market        VIP Overseas    International      Small Cap
                             (Service Class 2)(Service Class 2)(Service Class 2)      Equity        Equity Fund     Small Company
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    52,012,408  $    56,926,991  $    40,588,027  $     5,542,264  $     4,138,310  $     4,394,559
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    52,012,408  $    56,926,991  $    40,588,027  $     5,542,264  $     4,138,310  $     4,394,559
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    51,924,716  $    56,926,991  $    40,580,078  $     5,528,043  $     4,096,961  $     4,386,768
Contracts in payout
   (annuitization) period              87,692               --            7,949           14,221           41,349            7,791
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    52,012,408  $    56,926,991  $    40,588,027  $     5,542,264  $     4,138,310  $     4,394,559
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    4,141,115       56,926,991        1,708,970          382,489          286,587          246,608
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    52,197,440  $    56,926,991  $    33,503,375  $     4,056,062  $     3,623,742  $     3,474,796
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.26  $         10.09  $         14.41  $         12.92  $         19.93  $         16.45
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         12.11  $         10.43  $         16.56  $         13.11  $         20.22  $         16.69
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                    Janus            Janus            Janus            Janus           Janus             Janus
                                Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Flexible          Forty          Large Cap                         Worldwide
                                  Balanced           Bond          Portfolio         Growth        Mid Cap Growth      Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    56,235,521  $    19,348,538  $     7,041,497  $    30,123,694  $    27,114,355  $    35,677,604
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    56,235,521  $    19,348,538  $     7,041,497  $    30,123,694  $    27,114,355  $    35,677,604
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    56,125,160  $    19,336,862  $     7,041,497  $    30,118,302  $    27,108,385  $    35,670,998
Contracts in payout
   (annuitization) period             110,361           11,676               --            5,392            5,970            6,606
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    56,235,521  $    19,348,538  $     7,041,497  $    30,123,694  $    27,114,355  $    35,677,604
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,016,333        1,721,400          233,471        1,302,928          822,395        1,098,787
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    47,055,892  $    20,715,450  $     5,548,581  $    31,402,366  $    26,674,636  $    33,590,559
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.39  $         13.07  $         13.43  $          6.61  $          5.42  $          6.90
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         31.70  $         20.30  $         13.68  $         23.26  $         28.49  $         27.57
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                    Janus           Janus             Janus            Janus            Janus            Janus
                                Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series
                              (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                                 Sub-Account     Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                      INTECH
                                                                     Forty         Risk-Managed       Mid Cap           Small
                                  Balanced      Foreign Stock      Portfolio      Core Portfolio       Value        Company Value
                              (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    12,371,373  $    13,591,833  $     6,206,977  $     6,913,162  $    25,796,661  $     7,255,845
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    12,371,373  $    13,591,833  $     6,206,977  $     6,913,162  $    25,796,661  $     7,255,845
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    12,370,025  $    13,591,833  $     6,206,977  $     6,913,162  $    25,796,661  $     7,255,845
Contracts in payout
   (annuitization) period               1,348               --               --               --               --               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    12,371,373  $    13,591,833  $     6,206,977  $     6,913,162  $    25,796,661  $     7,255,845
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      429,115          811,453          207,522          544,343        1,557,769          364,799
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    11,173,409  $    11,040,024  $     5,477,444  $     7,261,681  $    23,706,388  $     6,457,995
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.95  $         13.43  $         13.35  $         13.18  $         13.54  $         12.98
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         12.29  $         17.11  $         13.74  $         13.56  $         13.92  $         13.19
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     Legg Mason       Legg Mason       Legg Mason
                                    Janus            Lazard           Lazard          Partners         Partners         Partners
                                Aspen Series       Retirement       Retirement        Variable         Variable         Variable
                              (Service Shares)    Series, Inc.     Series, Inc.     Portfolios I     Portfolios I     Portfolios I
                                 Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ----------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    Legg Mason       Legg Mason       Legg Mason
                                  Worldwide                                          Variable         Variable         Variable
                                   Growth          Emerging       International       All Cap          All Cap        Global High
                              (Service Shares)      Markets           Equity        Portfolio I     Portfolio II     Yield Bond II
                              ----------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $      3,141,446  $    12,546,042  $     2,870,894  $    10,496,943  $     2,641,355  $    31,429,882
                              ----------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $      3,141,446  $    12,546,042  $     2,870,894  $    10,496,943  $     2,641,355  $    31,429,882
                              ================  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $      3,141,446  $    12,465,744  $     2,870,894  $    10,433,337  $     2,641,355  $    31,429,882
Contracts in payout
   (annuitization) period                   --           80,298               --           63,606               --               --
                              ----------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $      3,141,446  $    12,546,042  $     2,870,894  $    10,496,943  $     2,641,355  $    31,429,882
                              ================  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        97,530          552,933          192,807          537,753          135,108        3,190,851
                              ================  ===============  ===============  ===============  ===============  ===============
Cost of investments           $      2,410,046  $     8,376,273  $     2,138,959  $     8,017,439  $     2,349,623  $    31,604,193
                              ================  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          10.36  $         29.14  $         12.34  $         12.01  $         11.94  $         11.75
                              ================  ===============  ===============  ===============  ===============  ===============
   Highest                    $          11.88  $         33.36  $         12.52  $         17.48  $         12.28  $         12.09
                              ================  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.


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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                Legg Mason        Legg Mason
                                 Partners          Partners       MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                 Variable          Variable         Insurance       Insurance         Insurance        Insurance
                               Portfolios I      Portfolios I        Trust            Trust            Trust             Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Legg Mason       Legg Mason
                                  Variable         Variable
                                 Investors        Investors       MFS Emerging    MFS Investors        MFS New
                                Portfolio I      Portfolio II        Growth           Trust           Discovery      MFS Research
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    15,626,185  $     2,896,552  $     6,444,103  $     5,676,679  $    11,949,527  $     3,729,509
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    15,626,185  $     2,896,552  $     6,444,103  $     5,676,679  $    11,949,527  $     3,729,509
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    15,588,823  $     2,896,552  $     6,435,919  $     5,676,679  $    11,946,285  $     3,729,509
Contracts in payout
   (annuitization) period              37,362               --            8,184               --            3,242               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    15,626,185  $     2,896,552  $     6,444,103  $     5,676,679  $    11,949,527  $     3,729,509
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      944,180          174,281          312,214          261,719          685,966          206,736
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    12,386,449  $     2,470,775  $     6,524,912  $     4,537,832  $     9,437,211  $     3,344,137
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.13  $         12.30  $          5.59  $          9.68  $          8.87  $          8.14
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         13.46  $         12.65  $         11.53  $         11.82  $         19.24  $         12.09
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.


                                       12

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                 MFS Variable    MFS Variable      MFS Variable     MFS Variable     MFS Variable
                                MFS Variable      Insurance        Insurance        Insurance        Insurance        Insurance
                                  Insurance         Trust            Trust            Trust            Trust            Trust
                                    Trust      (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   MFS High       MFS Investor     MFS Investors       MFS New        MFS Total
                                 MFS Total          Income        Growth Stock         Trust          Discovery         Return
                                   Return      (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    34,777,602  $    10,976,130  $    16,828,672  $     2,917,457  $     8,453,370  $    21,178,319
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    34,777,602  $    10,976,130  $    16,828,672  $     2,917,457  $     8,453,370  $    21,178,319
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    34,678,171  $    10,959,327  $    16,827,354  $     2,917,457  $     8,415,435  $    21,160,219
Contracts in payout
   (annuitization) period              99,431           16,803            1,318               --           37,935           18,100
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    34,777,602  $    10,976,130  $    16,828,672  $     2,917,457  $     8,453,370  $    21,178,319
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,588,744        1,098,712        1,613,487          135,255          492,908          977,311
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    30,357,875  $    10,745,487  $    15,559,018  $     2,463,341  $     6,936,490  $    19,883,562
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         14.24  $         11.31  $         11.08  $         12.34  $         10.61  $         11.63
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         16.26  $         11.64  $         11.40  $         12.69  $         11.88  $         12.02
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.


                                       13

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Oppenheimer      Oppenheimer       Oppenheimer       Panorama
                                MFS Variable     MFS Variable       Variable        Variable          Variable          Series
                                 Insurance        Insurance      Account Funds    Account Funds    Account Funds      Fund, Inc.
                                   Trust            Trust        (Service Class  (Service Class    (Service Class   (Service Class
                              (Service Class)  (Service Class)      ("SC"))          ("SC"))          ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ----------------  ---------------
                                                                                  Oppenheimer
                                                                  Oppenheimer      Main Street                        Oppenheimer
                               MFS Utilities      MFS Value          Global         Small Cap       Oppenheimer      International
                              (Service Class)  (Service Class)  Securities (SC)    Growth (SC)    MidCap Fund (SC)    Growth (SC)
                              ---------------  ---------------  ---------------  ---------------  ----------------  ---------------
ASSETS
Investments at fair value     $     8,829,235  $     8,469,547  $    22,253,029  $    66,490,615  $     3,675,217   $     4,129,309
                              ---------------  ---------------  ---------------  ---------------  ---------------   ---------------
   Total assets               $     8,829,235  $     8,469,547  $    22,253,029  $    66,490,615  $     3,675,217   $     4,129,309
                              ===============  ===============  ===============  ===============  ===============   ===============
NET ASSETS
Accumulation units            $     8,798,877  $     8,469,547  $    22,253,029  $    66,476,629  $     3,675,217   $     4,129,309
Contracts in payout
   (annuitization) period              30,358               --               --           13,986               --                --
                              ---------------  ---------------  ---------------  ---------------  ---------------   ---------------
   Total net assets           $     8,829,235  $     8,469,547  $    22,253,029  $    66,490,615  $     3,675,217   $     4,129,309
                              ===============  ===============  ===============  ===============  ===============   ===============
FUND SHARE INFORMATION
Number of shares                      304,351          587,347          609,839        3,503,194           73,226         2,096,096
                              ===============  ===============  ===============  ===============  ===============   ===============
Cost of investments           $     6,148,599  $     7,265,571  $    18,370,240  $    53,641,759  $     3,603,415   $     2,779,489
                              ===============  ===============  ===============  ===============  ===============   ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         16.60  $         13.57  $         14.43  $         13.48  $         11.69   $         15.57
                              ===============  ===============  ===============  ===============  ===============   ===============
   Highest                    $         21.27  $         13.95  $         14.84  $         17.50  $         11.88   $         16.86
                              ===============  ===============  ===============  ===============  ===============   ===============

See notes to financial statements.


                                       14

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               PIMCO Advisors   PIMCO Advisors   PIMCO Advisors   PIMCO Advisors  PIMCO Variable   PIMCO Variable
                                  Variable         Variable         Variable         Variable        Insurance        Insurance
                              Insurance Trust  Insurance Trust  Insurance Trust  Insurance Trust      Trust             Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                      OpCap           OpCap
                               OpCap Balanced    OpCap Equity      Renaissance      Small Cap       Foreign Bond     Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    27,850,670  $     7,140,272  $     7,176,600  $    22,490,281  $    29,149,243  $    45,006,297
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    27,850,670  $     7,140,272  $     7,176,600  $    22,490,281  $    29,149,243  $    45,006,297
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    27,820,779  $     7,140,272  $     7,176,600  $    22,432,996  $    29,141,066  $    44,931,704
Contracts in payout
   (annuitization) period              29,891               --               --           57,285            8,177           74,593
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    27,850,670  $     7,140,272  $     7,176,600  $    22,490,281  $    29,149,243  $    45,006,297
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,455,967          172,138          466,316          612,147        2,886,064       45,006,297
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    24,881,813  $     5,603,298  $     6,498,663  $    18,308,047  $    29,525,324  $    45,006,297
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.67  $         13.54  $         11.30  $         13.94  $         10.56  $          9.95
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         12.01  $         13.74  $         11.62  $         24.68  $         13.65  $         11.14
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.


                                       15

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance         Insurance         Putnam           Putnam           Rydex
                                   Trust            Trust             Trust       Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  StocksPLUS(R)                          VT
                                                                   Growth and                      International
                                   PIMCO            PIMCO            Income                          Growth and
                                Real Return      Total Return       Portfolio      VT High Yield       Income         Rydex OTC
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    34,224,082  $   109,937,328  $     7,628,815  $    10,435,568  $    13,570,770  $     2,554,985
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    34,224,082  $   109,937,328  $     7,628,815  $    10,435,568  $    13,570,770  $     2,554,985
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    34,224,082  $   109,809,406  $     7,607,845  $    10,426,580  $    13,570,770  $     2,554,985
Contracts in payout
   (annuitization) period                  --          127,922           20,970            8,988               --               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    34,224,082  $   109,937,328  $     7,628,815  $    10,435,568  $    13,570,770  $     2,554,985
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,868,741       10,863,372          684,199        1,341,333          706,443          166,016
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    36,426,423  $   111,972,354  $     6,228,644  $    10,022,546  $     9,865,891  $     2,001,344
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.31  $         10.31  $         11.43  $         14.07  $         17.73  $          5.51
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         11.27  $         14.03  $         11.60  $         14.62  $         18.88  $          9.53
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.


                                       16

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   T. Rowe Price    T. Rowe Price
                                   Rydex         STI Classic       STI Classic      STI Classic        Equity          Equity
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust    Series, Inc.    Series, Inc.
                                Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                      STI           STI Large
                                Rydex Sector     STI Capital     International      Cap Value      T. Rowe Price    T. Rowe Price
                                  Rotation       Appreciation       Equity           Equity        Equity Income    Mid-Cap Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     4,425,964  $     1,924,157  $       121,106  $     5,821,696  $    41,229,793  $    26,600,563
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $     4,425,964  $     1,924,157  $       121,106  $     5,821,696  $    41,229,793  $    26,600,563
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $     4,425,964  $     1,924,157  $       121,106  $     5,807,764  $    41,198,680  $    26,595,949
Contracts in payout
   (annuitization) period                  --               --               --           13,932           31,113            4,614
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $     4,425,964  $     1,924,157  $       121,106  $     5,821,696  $    41,229,793  $    26,600,563
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      328,579          113,788            8,084          329,841        1,659,815        1,113,926
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,129,255  $     1,760,957  $        67,987  $     4,828,230  $    33,548,826  $    21,232,726
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.70  $          8.88  $         12.87  $         12.55  $         16.25  $         14.11
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         16.79  $          9.77  $         14.41  $         15.75  $         17.98  $         21.63
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.


                                       17

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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price    The Universal    The Universal
                                   Equity           Equity           Equity       International    Institutional    Institutional
                                Series, Inc.   Series, Inc. II  Series, Inc. II    Series, Inc.      Funds, Inc.      Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price      Van Kampen
                                New America       Blue Chip          Equity       International         UIF           Van Kampen
                                   Growth         Growth II        Income II          Stock        Equity Growth    UIF High Yield
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,238,345  $    33,703,047  $    61,899,252  $    10,000,687  $    27,890,653  $     6,517,623
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $     5,238,345  $    33,703,047  $    61,899,252  $    10,000,687  $    27,890,653  $     6,517,623
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $     5,238,345  $    33,703,047  $    61,897,830  $    10,000,687  $    27,860,973  $     6,483,113
Contracts in payout
   (annuitization) period                  --               --            1,422               --           29,680           34,510
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $     5,238,345  $    33,703,047  $    61,899,252  $    10,000,687  $    27,890,653  $     6,517,623
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      243,418        3,237,565        2,495,938          556,521        1,692,394          480,651
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,431,195  $    30,168,920  $    55,519,959  $     7,291,915  $    21,696,695  $     9,910,287
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.58  $         11.46  $         12.87  $         10.01  $         12.37  $         11.09
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         10.89  $         11.79  $         13.30  $         13.93  $         12.64  $         12.43
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.


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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                 The Universal    The Universal         Van              Van
                               The Universal    The Universal    Institutional    Institutional    Eck Worldwide    Eck Worldwide
                               Institutional    Institutional     Funds, Inc.      Funds, Inc.       Insurance        Insurance
                                Funds, Inc.      Funds, Inc.      (Class II)       (Class II)          Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  Van Kampen       Van Kampen         Van Eck          Van Eck
                                 Van Kampen       Van Kampen          UIF            UIF U.S.        Worldwide        Worldwide
                                    UIF            UIF U.S.      Equity Growth     Real Estate        Absolute         Emerging
                               Mid Cap Growth   Mid Cap Value     (Class II)       (Class II)          Return          Markets
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     7,587,321  $    50,763,673  $     4,029,213  $    51,817,165  $     2,267,897  $    12,697,745
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $     7,587,321  $    50,763,673  $     4,029,213  $    51,817,165  $     2,267,897  $    12,697,745
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $     7,573,570  $    50,743,239  $     4,029,213  $    51,817,165  $     2,267,897  $    12,697,745
Contracts in payout
   (annuitization) period              13,751           20,434               --               --               --               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $     7,587,321  $    50,763,673  $     4,029,213  $    51,817,165  $     2,267,897  $    12,697,745
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      607,958        2,571,615          246,586        1,780,659          213,148          508,316
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     5,962,547  $    40,985,153  $     3,498,054  $    39,525,502  $     2,127,660  $    10,097,985
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.32  $         14.62  $         11.80  $         19.55  $         10.22  $         21.09
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         12.50  $         18.55  $         12.11  $         26.84  $         10.51  $         21.69
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.


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
STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                 Van Kampen       Van Kampen       Van Kampen
                                    Van              Life            Life             Life
                               Eck Worldwide      Investment      Investment       Investment       Wells Fargo      Wells Fargo
                                 Insurance          Trust            Trust            Trust           Variable         Variable
                                   Trust          (Class II)      (Class II)       (Class II)          Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Van Eck       LIT Aggressive                    LIT Growth and     Wells Fargo     Wells Fargo
                                 Worldwide          Growth       LIT Government       Income        VT Advantage    VT Advantage
                                Hard Assets       (Class II)       (Class II)       (Class II)        Discovery      Opportunity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    14,770,218  $    10,651,564  $     9,079,738  $    77,589,412  $     7,916,213  $    16,559,980
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    14,770,218  $    10,651,564  $     9,079,738  $    77,589,412  $     7,916,213  $    16,559,980
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    14,770,218  $    10,651,564  $     9,054,533  $    77,557,506  $     7,910,444  $    16,546,856
Contracts in payout
   (annuitization) period                  --               --           25,205           31,906            5,769           13,124
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    14,770,218  $    10,651,564  $     9,079,738  $    77,589,412  $     7,916,213  $    16,559,980
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      451,551        2,032,741          976,316        3,533,215          481,521          689,425
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    12,081,526  $     9,499,779  $     9,062,099  $    65,405,926  $     6,197,681  $    15,019,773
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         22.26  $         12.26  $         10.27  $         13.35  $         12.88  $         12.12
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         22.89  $         12.69  $         10.56  $         14.40  $         13.00  $         12.24
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 AIM Variable       AIM Variable      AIM Variable
                                AIM Variable     AIM Variable     AIM Variable     Insurance         Insurance          Insurance
                                  Insurance        Insurance        Insurance        Funds             Funds              Funds
                                    Funds            Funds            Funds        Series II         Series II          Series II
                                 Sub-Account      Sub-Account      Sub-Account    Sub-Account       Sub-Account        Sub-Account
                                ------------  ------------------- ------------  --------------  ------------------- ----------------
                                                   AIM V. I.        AIM V. I.                        AIM V. I.          AIM V. I.
                                  AIM V. I.         Capital        Demographic     AIM V. I.          Capital             Core
                                 Basic Value  Appreciation (a)(b)  Trends (a)   Basic Value II  Appreciation II (c) Equity II (d)(e)
                                ------------  ------------------- ------------  --------------  ------------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $  102,262        $   593         $       --     $   17,352          $     --           $ 35,349
Charges from Lincoln Benefit
   Life Company:
   Mortality and expense risk        (371,041)        (2,394)           (13,840)      (191,391)          (42,098)           (45,998)
   Administrative expense             (26,881)          (159)              (920)       (12,853)           (2,799)            (3,119)
                                   ----------        -------         ----------     ----------          --------           --------
   Net investment income (loss)      (295,660)        (1,960)           (14,760)      (186,892)          (44,897)           (13,768)
                                   ----------        -------         ----------     ----------          --------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           5,291,739         94,317          1,276,892      1,789,906           712,827            677,173
      Cost of investments sold      4,591,887         91,373          1,108,128      1,615,205           640,517            649,193
                                   ----------        -------         ----------     ----------          --------           --------
         Realized gains (losses)
            on fund shares            699,852          2,944            168,764        174,701            72,310             27,980
Realized gain distributions         1,130,692             --            116,714        602,969                --                 --
                                   ----------        -------         ----------     ----------          --------           --------
      Net realized gains (losses)   1,830,544          2,944            285,478        777,670            72,310             27,980
Change in unrealized gains
      (losses)                      1,332,959         32,122           (236,355)       797,443           112,526            573,539
                                   ----------        -------         ----------     ----------          --------           --------
      Net realized and unrealized
         gains (losses) on
         investments                3,163,503         35,066             49,123      1,575,113           184,836            601,519
                                   ----------        -------         ----------     ----------          --------           --------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $2,867,843        $33,106         $   34,363     $1,388,221          $139,939           $587,751
                                   ==========        =======         ==========     ==========          ========           ========

(a) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(b) For the period beginning November 3, 2006 and ended December 31, 2006
(c) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(d) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II
(e) For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------

                               AIM Variable   AIM Variable    AIM Variable
                                Insurance       Insurance      Insurance
                                  Funds           Funds          Funds        The Alger      The Alger      The Alger
                                Series II       Series II      Series II    American Fund  American Fund  American Fund
                               Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                              -------------  --------------  -------------  -------------  -------------  -------------
                                AIM V. I.       AIM V. I.      AIM V. I.                       Alger          Alger
                               Demographic       Mid Cap        Premier         Alger         Income &      Leveraged
                              Trends II (c)  Core Equity II  Equity II (d)     Growth          Growth        AllCap
                              -------------  --------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $       --     $  115,477      $   11,682     $   24,402     $  240,854     $       --
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense
         risk                      (10,126)      (197,760)         (7,721)      (262,572)      (247,132)      (261,768)
      Administrative expense          (671)       (13,327)           (514)       (20,767)       (19,691)       (19,678)
                                ----------     ----------      ----------     ----------     ----------     ----------
      Net investment income
         (loss)                    (10,797)       (95,610)          3,447       (258,937)       (25,969)      (281,446)
                                ----------     ----------      ----------     ----------     ----------     ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales        1,091,246      1,452,454       1,753,999      6,497,828      5,573,390      3,628,265
      Cost of investments sold   1,099,896      1,370,045       1,579,236      6,893,702      5,918,926      3,188,262
                                ----------     ----------      ----------     ----------     ----------     ----------
         Realized gains (losses)
            on fund shares          (8,650)        82,409         174,763       (395,874)      (345,536)       440,003
Realized gain distributions        104,960      1,648,827              --             --             --             --
                                ----------     ----------      ----------     ----------     ----------     ----------
      Net realized gains (losses)   96,310      1,731,236         174,763       (395,874)      (345,536)       440,003
Change in unrealized gains
   (losses)                        (64,101)      (310,298)       (102,474)     1,223,738      1,613,094      2,884,575
                                ----------     ----------      ----------     ----------     ----------     ----------
      Net realized and unrealized
         gains (losses) on
         investments                32,209      1,420,938          72,289        827,864      1,267,558      3,324,578
                                ----------     ----------      ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS       $   21,412     $1,325,328      $   75,736     $  568,927     $1,241,589     $3,043,132
                                ==========     ==========      ==========     ==========     ==========     ==========

(c) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(d) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                      DWS
                                                                   The Alger      The Alger      The Alger        Investments
                                    The Alger       The Alger    American Fund  American Fund  American Fund  Variable Insurance
                                  American Fund   American Fund  (Series - S)   (Series - S)    (Series - S)      Trust Funds
                                   Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account (f)
                                  -------------  --------------  -------------  -------------  -------------  ------------------
                                                                                    Alger          Alger
                                      Alger           Alger          Alger        Leveraged        MidCap           DWS VIP
                                      MidCap          Small         Growth          AllCap         Growth         Equity 500
                                      Growth     Capitalization  (Series - S)    (Series - S)   (Series - S)      Index B (g)
                                  -------------  --------------  -------------  -------------  -------------  ------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $        --     $       --      $       --     $       --     $       --        $ 36,839
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk      (506,672)      (232,086)       (202,579)       (63,465)      (186,749)        (57,083)
      Administrative expense           (38,113)       (18,037)        (14,229)        (4,276)       (12,440)         (3,977)
                                   -----------     ----------      ----------     ----------     ----------        --------
      Net investment income
         (loss)                       (544,785)      (250,123)       (216,808)       (67,741)      (199,189)        (24,221)
                                   -----------     ----------      ----------     ----------     ----------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           10,522,845      8,613,736       3,494,944      1,265,451      2,414,869         461,606
      Cost of investments sold      10,058,943      6,599,451       3,092,523      1,133,419      2,378,790         390,872
                                   -----------     ----------      ----------     ----------     ----------        --------
         Realized gains (losses)
            on fund shares             463,902      2,014,285         402,421        132,032         36,079          70,734
Realized gain distributions          5,293,244             --              --             --      1,675,921              --
                                   -----------     ----------      ----------     ----------     ----------        --------
      Net realized gains (losses)    5,757,146      2,014,285         402,421        132,032      1,712,000          70,734
Change in unrealized gains
   (losses)                         (2,528,733)       881,019         284,148        616,425       (432,948)        457,475
                                   -----------     ----------      ----------     ----------     ----------        --------
      Net realized and
         unrealized gains
         (losses) on investments     3,228,413      2,895,304         686,569        748,457      1,279,052         528,209
                                   -----------     ----------      ----------     ----------     ----------        --------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $ 2,683,628     $2,645,181      $  469,761     $  680,716     $1,079,863        $503,988
                                   ===========     ==========      ==========     ==========     ==========        ========

(f) Previously known as Scudder Variable Insurance Trust Sub-Account
(g) Previously known as Equity 500 Index (Class B)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------

                                   DWS
                               Investments
                                Variable            DWS             DWS              DWS             DWS              DWS
                                Insurance         Variable        Variable         Variable        Variable         Variable
                               Trust Funds        Series I        Series I         Series I        Series I         Series II
                              Sub-Account(f)   Sub-Account(h)   Sub-Account(h)   Sub-Account(h)  Sub-Account(h)   Sub-Account(i)
                              ---------------  --------------   ---------------  -------------   --------------   -------------
                                 DWS VIP                            DWS VIP          DWS VIP
                                Small Cap          DWS VIP          Global         Growth and       DWS VIP          DWS VIP
                                 Index B(j)       Bond A(k)     Opportunities(l)   Income A(m)   International(n)  Balanced A(o)
                              ---------------  --------------   ---------------  -------------   ---------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $  5,249       $  621,197        $  155,035      $   32,923        $   98,790     $  384,870
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk (20,124)        (214,427)         (215,576)        (45,237)          (81,800)      (192,930)
      Administrative expense      (1,416)         (17,132)          (15,205)         (3,286)           (5,729)       (17,358)
                                --------       ----------        ----------      ----------        ----------     ----------
      Net investment income
         (loss)                  (16,291)         389,638           (75,746)        (15,600)           11,261        174,582
                                --------       ----------        ----------      ----------        ----------     ----------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales        137,648        4,720,636         5,307,961       1,060,771         1,726,202      3,857,082
      Cost of investments sold   114,962        4,737,904         3,806,661         954,847         1,393,883      3,547,444
                                --------       ----------        ----------      ----------        ----------     ----------
         Realized gains (losses)
            on fund shares        22,686          (17,268)        1,501,300         105,924           332,319        309,638
Realized gain distributions       60,544           19,828                --              --                --             --
                                --------       ----------        ----------      ----------        ----------     ----------
      Net realized gains (losses) 83,230            2,560         1,501,300         105,924           332,319        309,638
Change in unrealized gains
   (losses)                      136,874           79,214         1,247,200         272,104           887,607        735,098
                                --------       ----------        ----------      ----------        ----------     ----------
      Net realized and
         unrealized gains
         (losses) on investments 220,104           81,774         2,748,500         378,028         1,219,926      1,044,736
                                --------       ----------        ----------      ----------        ----------     ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS       $203,813       $  471,412        $2,672,754      $  362,428        $1,231,187     $1,219,318
                                ========       ==========        ==========      ==========        ==========     ==========

(f) Previously known as Scudder Variable Insurance Trust Sub-Account
(h) Previously known as Scudder Variable Series I Sub-Account
(i) Previously known as Scudder Variable Series II Sub-Account
(j) Previously known as Small Cap Index (Class B)
(k) Previously known as Bond
(l) Previously known as Global Discovery
(m) Previously known as Growth & Income
(n) Previously known as International
(o) Previously known as Total Return

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------

                                                                              Fidelity      Fidelity       Fidelity
                                Federated       Federated      Federated      Variable      Variable       Variable
                                Insurance       Insurance      Insurance     Insurance      Insurance      Insurance
                                 Series          Series         Series     Products Fund  Products Fund  Products Fund
                               Sub-Account     Sub-Account    Sub-Account   Sub-Account    Sub-Account    Sub-Account
                              --------------  -------------  ------------  -------------  -------------  -------------
                                                Federated
                                 Federated    Fund for U.S.    Federated
                                  Capital      Government     High Income       VIP            VIP            VIP
                              Income Fund II  Securities II  Bond Fund II  Asset Manager   Contrafund    Equity-Income
                              --------------  -------------  ------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $  431,784     $ 1,397,008    $2,285,044    $  449,995     $ 1,179,336    $ 2,198,034
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk   (94,094)       (415,494)     (357,175)     (200,160)     (1,250,539)      (856,915)
      Administrative expense        (8,469)        (33,891)      (28,421)      (18,565)       (103,544)       (80,748)
                                ----------     -----------    ----------    ----------     -----------    -----------
      Net investment income
         (loss)                    329,221         947,623     1,899,448       231,270        (174,747)     1,260,371
                                ----------     -----------    ----------    ----------     -----------    -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales        2,481,469      13,278,264     6,143,344     4,702,069      21,937,483     17,759,939
      Cost of investments sold   2,696,474      13,683,162     6,097,178     4,609,416      16,256,270     15,536,420
                                ----------     -----------    ----------    ----------     -----------    -----------
      Realized gains (losses)
            on fund shares        (215,005)       (404,898)       46,166        92,653       5,681,213      2,223,519
Realized gain distributions             --              --            --            --       7,306,279      7,901,293
                                ----------     -----------    ----------    ----------     -----------    -----------
      Net realized gains (losses) (215,005)       (404,898)       46,166        92,653      12,987,492     10,124,812
Change in unrealized gains
   (losses)                        850,152         194,980       449,903       531,906      (4,129,665)      (183,397)
                                ----------     -----------    ----------    ----------     -----------    -----------
      Net realized and
         unrealized gains
         (losses) on investments   635,147        (209,918)      496,069       624,559       8,857,827      9,941,415
                                ----------     -----------    ----------    ----------     -----------    -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS       $  964,368     $   737,705    $2,395,517    $  855,829     $ 8,683,080    $11,201,786
                                ==========     ===========    ==========    ==========     ===========    ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                               Fidelity           Fidelity
                                 Fidelity       Fidelity       Fidelity       Fidelity         Variable           Variable
                                 Variable       Variable       Variable       Variable        Insurance          Insurance
                                Insurance      Insurance      Insurance      Insurance      Products Fund      Products Fund
                              Products Fund  Products Fund  Products Fund  Products Fund  (Service Class 2)  (Service Class 2)
                               Sub-Account    Sub-Account    Sub-Account    Sub-Account      Sub-Account        Sub-Account
                              -------------  -------------  -------------  -------------  -----------------  -----------------
                                                                                              VIP Asset
                                                                 VIP                           Manager         VIP Contrafund
                                VIP Growth   VIP Index 500   Money Market   VIP Overseas  (Service Class 2)  (Service Class 2)
                              -------------  -------------  -------------  -------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $   164,828    $ 1,169,447    $ 2,194,243    $  205,214        $  130,838        $  381,246
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk  (528,844)      (888,264)      (610,679)     (327,596)          (85,661)         (563,027)
      Administrative expense       (47,701)       (70,797)       (49,926)      (27,427)           (5,652)          (37,565)
                               -----------    -----------    -----------    ----------        ----------        ----------
      Net investment income
         (loss)                   (411,717)       210,386      1,533,638      (149,809)           39,525          (219,346)
                               -----------    -----------    -----------    ----------        ----------        ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales       10,438,180     16,052,014     28,149,951     5,895,431         1,197,247         5,595,360
      Cost of investments sold  10,830,211     14,224,115     28,149,951     4,525,211         1,172,928         5,117,939
                               -----------    -----------    -----------    ----------        ----------        ----------
         Realized gains (losses)
             on fund shares       (392,031)     1,827,899             --     1,370,220            24,319           477,421
Realized gain distributions             --             --             --       142,662                --         3,519,203
                               -----------    -----------    -----------    ----------        ----------        ----------
      Net realized gains (losses) (392,031)     1,827,899             --     1,512,882            24,319         3,996,624

Change in unrealized gains
   (losses)                      2,850,665      6,492,328             --     2,201,599           231,645          (359,974)
                               -----------    -----------    -----------    ----------        ----------        ----------
      Net realized and
         unrealized gains
         (losses) on investments 2,458,634      8,320,227             --     3,714,481           255,964         3,636,650
                               -----------    -----------    -----------    ----------        ----------        ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS      $ 2,046,917    $ 8,530,613    $ 1,533,638    $3,564,672        $  295,489        $3,417,304
                               ===========    ===========    ===========    ==========        ==========        ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------

                                Fidelity       Fidelity       Fidelity       Fidelity        Fidelity        Fidelity
                                Variable       Variable       Variable       Variable        Variable        Variable
                                Insurance      Insurance      Insurance      Insurance       Insurance      Insurance
                              Products Fund  Products Fund  Products Fund  Products Fund   Products Fund  Products Fund
                                (Service       (Service       (Service       (Service        (Service       (Service
                                 Class 2)       Class 2)       Class 2)       Class 2)        Class 2)       Class 2)
                               Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account
                              -------------  -------------  -------------  --------------  -------------  -------------
                                   VIP                                     VIP Investment    VIP Money
                              Equity-Income    VIP Growth   VIP Index 500    Grade Bond        Market      VIP Overseas
                                (Service        (Service       (Service       (Service        (Service       (Service
                                 Class 2)       Class 2)       Class 2)       Class 2)        Class 2)       Class 2)
                              -------------  -------------  -------------  --------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $1,080,919     $   31,488     $  555,426      $1,639,459     $ 2,243,299    $  146,238
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk (519,127)      (271,389)      (635,658)       (668,874)       (733,679)     (436,225)
      Administrative expense      (35,138)       (19,266)       (42,866)        (46,409)        (49,059)      (30,017)
                               ----------     ----------     ----------      ----------     -----------    ----------
      Net investment income
         (loss)                   526,654       (259,167)      (123,098)        924,176       1,460,561      (320,004)
                               ----------     ----------     ----------      ----------     -----------    ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales       6,483,950      3,991,729      5,090,039       7,096,023      31,996,780     6,575,071
      Cost of investments sold  5,957,021      3,585,145      4,712,640       7,422,932      31,996,780     5,580,358
                               ----------     ----------     ----------      ----------     -----------    ----------
         Realized gains (losses)
            on fund shares        526,929        406,584        377,399        (326,909)             --       994,713
Realized gain distributions     4,571,466             --             --         102,895              --       126,740
                               ----------     ----------     ----------      ----------     -----------    ----------
      Net realized gains
         (losses)               5,098,395        406,584        377,399        (224,014)             --     1,121,453
Change in unrealized gains
   (losses)                       567,019        776,192      5,377,979         574,301              --     3,990,567
                               ----------     ----------     ----------      ----------     -----------    ----------
      Net realized and
         unrealized gains
         (losses) on
         investments            5,665,414      1,182,776      5,755,378         350,287              --     5,112,020
                               ----------     ----------     ----------      ----------     -----------    ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS      $6,192,068     $  923,609     $5,632,280      $1,274,463     $ 1,460,561    $4,792,016
                               ==========     ==========     ==========      ==========     ===========    ==========

See notes to financial statements.

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
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
---------------------------------------------------------------------------------------------------------------------

                              Goldman Sachs   Goldman Sachs
                                 Variable       Variable       J.P. Morgan
                                Insurance       Insurance        Series          Janus         Janus        Janus
                                  Trust           Trust         Trust II     Aspen Series  Aspen Series  Aspen Series
                               Sub-Account     Sub-Account     Sub-Account    Sub-Account   Sub-Account  Sub-Account
                              -------------  ---------------  -------------  ------------  ------------  ------------
                                                   VIT
                                   VIT         Structured
                              International     Small Cap                                    Flexible       Forty
                                  Equity     Equity Fund (p)  Small Company    Balanced        Bond       Portfolio
                              -------------  ---------------  -------------  ------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $   83,965       $ 26,648       $       --    $ 1,225,607   $  986,987    $   23,504
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk   (71,841)       (58,179)         (66,207)      (771,053)    (281,152)      (93,398)
      Administrative expense        (5,281)        (4,212)          (4,842)       (67,193)     (22,598)       (6,596)
                                ----------       --------       ----------    -----------   ----------    ----------
      Net investment income
         (loss)                      6,843        (35,743)         (71,049)       387,361      683,237       (76,490)
                                ----------       --------       ----------    -----------   ----------    ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales        1,116,004        957,081        1,344,999     15,247,500    7,007,568     1,882,753
      Cost of investments sold     900,211        796,553        1,123,990     13,239,521    7,502,908     1,597,012
                                ----------       --------       ----------    -----------   ----------    ----------
         Realized gains (losses)
            on fund shares         215,793        160,528          221,009      2,007,979     (495,340)      285,741
Realized gain distributions             --        290,872          146,268             --       44,126            --
                                ----------       --------       ----------    -----------   ----------    ----------
      Net realized gains (losses)  215,793        451,400          367,277      2,007,979     (451,214)      285,741
Change in unrealized gains
   (losses)                        719,995          7,684          299,762      2,681,107      290,494       304,097
                                ----------       --------       ----------    -----------   ----------    ----------
      Net realized and
         unrealized gains
         (losses) on investments   935,788        459,084          667,039      4,689,086     (160,720)      589,838
                                ----------       --------       ----------    -----------   ----------    ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS       $  942,631       $423,341       $  595,990    $ 5,076,447   $  522,517    $  513,348
                                ==========       ========       ==========    ===========   ==========    ==========

(p) Previously known as VIT CORE Small Cap Equity

See notes to financial statements.

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
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                    Janus             Janus            Janus
                                      Janus           Janus          Janus       Aspen Series      Aspen Series      Aspen Series
                                   Aspen Series   Aspen Series   Aspen Series  (Service Shares)  (Service Shares)  (Service Shares)
                                   Sub-Account     Sub-Account    Sub-Account     Sub-Account       Sub-Account      Sub-Account
                                   ------------  --------------  ------------  ----------------  ----------------  ----------------
                                                                                                                   Forty
                                    Large Cap                      Worldwide       Balanced        Foreign Stock      Portfolio
                                      Growth     Mid Cap Growth     Growth     (Service Shares)  (Service Shares)  (Service Shares)
                                   ------------  --------------  ------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $   150,483     $       --    $   625,658      $  218,761        $  198,872        $    8,388
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk      (414,808)      (370,787)      (469,874)       (153,219)         (176,423)          (78,225)
      Administrative expense           (38,469)       (33,453)       (44,434)        (10,363)          (12,637)           (5,340)
                                   -----------     ----------    -----------      ----------        ----------        ----------
      Net investment income
         (loss)                       (302,794)      (404,240)       111,350          55,179             9,812           (75,177)
                                   -----------     ----------    -----------      ----------        ----------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales            8,604,371      7,186,320     10,102,455       1,343,348         3,488,112         1,178,216
      Cost of investments sold       9,728,436      7,693,267     10,700,593       1,255,373         2,842,707         1,105,567
                                   -----------     ----------    -----------      ----------        ----------        ----------
         Realized gains (losses)
            on fund shares          (1,124,065)      (506,947)      (598,138)         87,975           645,405            72,649
Realized gain distributions                 --             --             --              --           348,426                --
                                   -----------     ----------    -----------      ----------        ----------        ----------
      Net realized gains (losses)   (1,124,065)      (506,947)      (598,138)         87,975           993,831            72,649
Change in unrealized gains
      (losses)                       4,370,128      4,021,484      5,935,018         759,863           908,536           409,134
                                   -----------     ----------    -----------      ----------        ----------        ----------
      Net realized and
         unrealized gains
         (losses) on investments     3,246,063      3,514,537      5,336,880         847,838         1,902,367           481,783
                                   -----------     ----------    -----------      ----------        ----------        ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $ 2,943,269     $3,110,297    $ 5,448,230      $  903,017        $1,912,179        $  406,606
                                   ===========     ==========    ===========      ==========        ==========        ==========

See notes to financial statements.

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
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                     Janus               Janus             Janus             Janus          Lazard         Lazard
                                  Aspen Series       Aspen Series      Aspen Series      Aspen Series     Retirement     Retirement
                                (Service Shares)   (Service Shares)  (Service Shares)  (Service Shares)  Series, Inc.   Series, Inc.
                                  Sub-Account         Sub-Account       Sub-Account       Sub-Account    Sub-Account    Sub-Account
                              -------------------  ----------------  ----------------  ----------------  ------------  -------------
                                     INTECH
                                  Risk-Managed          Mid Cap            Small           Worldwide
                                 Core Portfolio          Value         Company Value        Growth         Emerging    International
                              (Service Shares)(q)  (Service Shares)  (Service Shares)  (Service Shares)     Markets        Equity
                              -------------------  ----------------  ----------------  ----------------  ------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $    7,773         $  608,312        $       --         $ 46,787       $   57,565      $ 27,145
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk      (93,257)          (320,876)          (68,721)         (39,686)        (167,124)      (35,500)
      Administrative expense           (6,273)           (21,715)           (4,763)          (2,832)         (11,933)       (2,585)
                                   ----------         ----------        ----------         --------       ----------      --------
      Net investment income (loss)    (91,757)           265,721           (73,484)           4,269         (121,492)      (10,940)
                                   ----------         ----------        ----------         --------       ----------      --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           1,213,598          2,562,038         1,687,478          452,648        5,951,217       464,950
      Cost of investments sold      1,268,580          2,458,484         1,621,995          381,180        4,293,357       358,674
                                   ----------         ----------        ----------         --------       ----------      --------
         Realized gains (losses)
            on fund shares            (54,982)           103,554            65,483           71,468        1,657,860       106,276
Realized gain distributions           547,669            652,158            53,494               --          755,257       112,956
                                   ----------         ----------        ----------         --------       ----------      --------
      Net realized gains (losses)     492,687            755,712           118,977           71,468        2,413,117       219,232
Change in unrealized gains (losses)   134,125          1,719,995           781,320          366,800          351,121       279,100
                                   ----------         ----------        ----------         --------       ----------      --------
      Net realized and unrealized
         gains (losses) on
         investments                  626,812          2,475,707           900,297          438,268        2,764,238       498,332
                                   ----------         ----------        ----------         --------       ----------      --------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $  535,055         $2,741,428        $  826,813         $442,537       $2,642,746      $487,392
                                   ==========         ==========        ==========         ========       ==========      ========

(q) Previously known as Risk-Managed Core (Service Shares)

See notes to financial statements.

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
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                 Legg Mason       Legg Mason        Legg Mason        Legg Mason        Legg Mason
                                  Partners         Partners          Partners          Partners          Partners      MFS Variable
                                  Variable         Variable          Variable          Variable          Variable        Insurance
                               Portfolios I      Portfolios I      Portfolios I      Portfolios I      Portfolios I        Trust
                              Sub-Account (r)   Sub-Account (s)   Sub-Account (s)   Sub-Account (r)   Sub-Account (s)   Sub-Account
                              ---------------  ----------------  -----------------  ---------------  ----------------  ------------
                                Legg Mason        Legg Mason        Legg Mason        Legg Mason        Legg Mason
                                 Variable          Variable          Variable          Variable          Variable
                                  All Cap           All Cap         Global High        Investors         Investors     MFS Emerging
                              Portfolio I (t)  Portfolio II (u)  Yield Bond II (v)  Portfolio I (w)  Portfolio II (x)      Growth
                              ---------------  ----------------  -----------------  ---------------  ----------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                        $  135,062        $ 26,389          $1,706,295        $  240,046        $ 26,558       $       --
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk   (149,783)        (32,319)           (386,523)         (203,869)        (38,314)         (95,900)
      Administrative expense        (10,720)         (2,080)            (26,135)          (14,698)         (2,585)          (6,770)
                                 ----------        --------          ----------        ----------        --------       ----------
      Net investment income
         (loss)                     (25,441)         (8,010)          1,293,637            21,479         (14,341)        (102,670)
                                 ----------        --------          ----------        ----------        --------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         3,436,362         384,756           2,074,378         2,336,373         646,724        1,414,667
      Cost of investments sold    2,756,656         345,725           2,079,263         1,933,540         562,255        1,527,414
                                 ----------        --------          ----------        ----------        --------       ----------
         Realized gains (losses)
            on fund shares          679,706          39,031              (4,885)          402,833          84,469         (112,747)
Realized gain distributions         365,886          90,677             178,410           346,186          63,669               --
                                 ----------        --------          ----------        ----------        --------       ----------
      Net realized gains (losses) 1,045,592         129,708             173,525           749,019         148,138         (112,747)
Change in unrealized gains
   (losses)                         589,760         199,162             798,668         1,493,021         263,252          606,381
                                 ----------        --------          ----------        ----------        --------       ----------
      Net realized and unrealized
         gains (losses) on
         investments              1,635,352         328,870             972,193         2,242,040         411,390          493,634
                                 ----------        --------          ----------        ----------        --------       ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS        $1,609,911        $320,860          $2,265,830        $2,263,519        $397,049       $  390,964
                                 ==========        ========          ==========        ==========        ========       ==========

(r) Previously known as Salomon Brothers Variable Series Funds, Inc Sub-Account
(s) Previously known as Salomon Brothers Variable Series Funds, Inc (Class II) Sub-Account
(t) Previously known as All Cap
(u) Previously known as All Cap (Class II)
(v) Previously known as High Yield (Class II)
(w) Previously known as Investors
(x) Previously known as Variable Investors (Class II)

See notes to financial statements.

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
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                   MFS Variable     MFS Variable
                                         MFS Variable  MFS Variable  MFS Variable  MFS Variable     Insurance        Insurance
                                          Insurance      Insurance     Insurance     Insurance        Trust            Trust
                                            Trust          Trust         Trust         Trust     (Service Class)  (Service Class)
                                         Sub-Account    Sub-Account   Sub-Account   Sub-Account    Sub-Account      Sub-Account
                                        -------------  ------------  ------------  ------------  ---------------  ---------------
                                                                                                     MFS High       MFS Investor
                                        MFS Investors     MFS New                    MFS Total        Income        Growth Stock
                                            Trust        Discovery   MFS Research     Return     (Service Class)  (Service Class)
                                        -------------  ------------  ------------  ------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                 $   30,318    $       --     $ 19,534     $  843,577      $  704,506       $       --
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk             (83,562)     (176,199)     (50,384)      (480,543)       (145,880)        (207,803)
      Administrative expense                  (6,037)      (12,133)      (3,749)       (35,179)         (9,841)         (14,170)
                                          ----------    ----------     --------     ----------      ----------       ----------
      Net investment income
         (loss)                              (59,281)     (188,332)     (34,599)       327,855         548,785         (221,973)
                                          ----------    ----------     --------     ----------      ----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                  1,919,507     2,310,454      715,729      7,870,738       1,264,171        1,103,445
      Cost of investments sold             1,676,424     1,955,369      687,788      7,244,646       1,289,605        1,073,897
                                          ----------    ----------     --------     ----------      ----------       ----------
         Realized gains (losses)
            on fund shares                   243,083       355,085       27,941        626,092         (25,434)          29,548
Realized gain distributions                       --       221,972           --      1,130,572              --               --
                                          ----------    ----------     --------     ----------      ----------       ----------
      Net realized gains
         (losses)                            243,083       577,057       27,941      1,756,664         (25,434)          29,548
Change in unrealized gains
   (losses)                                  461,263       905,575      316,822      1,325,883         279,720          991,253
                                          ----------    ----------     --------     ----------      ----------       ----------
      Net realized and unrealized
         gains (losses) on investments       704,346     1,482,632      344,763      3,082,547         254,286        1,020,801
                                          ----------    ----------     --------     ----------      ----------       ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                 $  645,065    $1,294,300     $310,164     $3,410,402      $  803,071       $  798,828
                                          ==========    ==========     ========     ==========      ==========       ==========

See notes to financial statements.

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
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Oppenheimer
                                MFS Variable     MFS Variable    MFS Variable      MFS Variable    MFS Variable       Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance      Account Funds
                                   Trust            Trust            Trust            Trust            Trust       (Service Class
                              (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)      ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               MFS Investors       MFS New         MFS Total                                         Oppenheimer
                                   Trust          Discovery         Return        MFS Utilities      MFS Value         Global
                              (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)  Securities (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $    6,513       $       --        $  409,856       $  136,718      $   52,259       $  141,025
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk   (42,787)        (119,891)         (287,514)        (102,176)        (94,063)        (278,931)
      Administrative expense        (2,865)          (8,384)          (19,242)          (7,295)         (6,461)         (18,569)
                                ----------       ----------        ----------       ----------      ----------       ----------
      Net investment income
         (loss)                    (39,139)        (128,275)          103,100           27,247         (48,265)        (156,475)
                                ----------       ----------        ----------       ----------      ----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales        2,836,168        2,438,911         3,037,834        2,828,617       1,276,010        3,065,448
      Cost of investments sold   2,830,489        2,096,204         3,014,198        2,167,916       1,160,823        2,712,293
                                ----------       ----------        ----------       ----------      ----------       ----------
         Realized gains (losses)
            on fund shares           5,679          342,707            23,636          660,701         115,187          353,155
Realized gain distributions             --          151,762           600,751          278,637         175,865          873,526
                                ----------       ----------        ----------       ----------      ----------       ----------
      Net realized gains (losses)    5,679          494,469           624,387          939,338         291,052        1,226,681
Change in unrealized gains
   (losses)                        253,844          479,051         1,141,092          963,634         919,894        1,671,131
                                ----------       ----------        ----------       ----------      ----------       ----------
      Net realized and unrealized
         gains (losses) on
         investments               259,523          973,520         1,765,479        1,902,972       1,210,946        2,897,812
                                ----------       ----------        ----------       ----------      ----------       ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $  220,384       $  845,245        $1,868,579       $1,930,219      $1,162,681       $2,741,337
                                ==========       ==========        ==========       ==========      ==========       ==========

See notes to financial statements.

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
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                               Oppenheimer     Oppenheimer       Panorama
                                 Variable        Variable         Series
                               Account Funds   Account Funds     Fund, Inc.    PIMCO Advisors    PIMCO Advisors   PIMCO Advisors
                              (Service Class  (Service Class  (Service Class      Variable         Variable         Variable
                                 ("SC"))         ("SC"))          ("SC"))      Insurance Trust   Insurance Trust  Insurance Trust
                               Sub-Account     Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account
                              --------------  --------------  --------------  ----------------  ---------------  ---------------
                               Oppenheimer
                               Main Street     Oppenheimer      Oppenheimer
                                Small Cap      MidCap Fund     International                                          OpCap
                               Growth (SC)       (SC) (y)       Growth (SC)    OpCap Balanced    OpCap Equity      Renaissance
                              --------------  --------------  --------------  ----------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $    13,002      $     --         $ 12,587       $  226,214        $   32,229        $   14,794
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk  (870,940)      (43,105)         (48,417)        (380,607)          (96,018)          (98,435)
      Administrative expense       (61,129)       (2,856)          (4,361)         (27,360)           (7,045)           (6,693)
                               -----------      --------         --------       ----------        ----------        ----------
      Net investment income
         (loss)                   (919,067)      (45,961)         (40,191)        (181,753)          (70,834)          (90,334)
                               -----------      --------         --------       ----------        ----------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales       11,084,085       911,355          940,774        4,673,389         1,355,859         1,226,467
      Cost of investments sold   9,044,839       925,448          702,439        4,445,887         1,138,553         1,186,987
                               -----------      --------         --------       ----------        ----------        ----------
         Realized gains (losses)
            on fund shares       2,039,246       (14,093)         238,335          227,502           217,306            39,480
Realized gain distributions      1,641,328            --               --          764,600           417,900                --
                               -----------      --------         --------       ----------        ----------        ----------
      Net realized gains (losses)3,680,574       (14,093)         238,335          992,102           635,206            39,480
Change in unrealized gains
   (losses)                      4,164,800        36,873          686,783        1,589,010           329,968           691,583
                               -----------      --------         --------       ----------        ----------        ----------
      Net realized and unrealized
         gains (losses) on
         investments             7,845,374        22,780          925,118        2,581,112           965,174           731,063
                               -----------      --------         --------       ----------        ----------        ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS      $ 6,926,307      $(23,181)        $884,927       $2,399,359        $  894,340        $  640,729
                               ===========      ========         ========       ==========        ==========        ==========

(y) Previously known as Oppenheimer Aggressive Growth (SC)

See notes to financial statements.

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
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                     PIMCO Advisors  PIMCO Variable  PIMCO Variable  PIMCO Variable  PIMCO Variable  PIMCO Variable
                                        Variable       Insurance        Insurance      Insurance        Insurance       Insurance
                                    Insurance Trust      Trust            Trust          Trust            Trust           Trust
                                      Sub-Account     Sub-Account      Sub-Account    Sub-Account      Sub-Account     Sub-Account
                                    ---------------  --------------  --------------  --------------  --------------  ---------------
                                                                                                                       StocksPLUS(R)
                                                                                                                       Growth and
                                         OpCap                                           PIMCO            PIMCO          Income
                                       Small Cap      Foreign Bond    Money Market    Real Return     Total Return    Portfolio (z)
                                    ---------------  --------------  --------------  --------------  --------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                             $       --       $  952,447     $ 1,947,234     $ 1,366,221     $ 4,713,070      $  366,541
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk        (309,113)        (411,616)       (619,362)       (472,204)     (1,488,541)       (104,567)
      Administrative expense             (22,675)         (29,823)        (42,685)        (32,028)       (109,173)         (7,582)
                                      ----------       ----------     -----------     -----------     -----------      ----------
      Net investment income
         (loss)                         (331,788)         511,008       1,285,187         861,989       3,115,356         254,392
                                      ----------       ----------     -----------     -----------     -----------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales              6,690,584        8,592,439      24,931,240       4,433,739      22,557,157       1,610,116
      Cost of investments sold         5,896,960        8,601,373      24,931,240       4,572,639      23,075,895       1,376,089
                                      ----------       ----------     -----------     -----------     -----------      ----------
         Realized gains (losses)
            on fund shares               793,624           (8,934)             --        (138,900)       (518,738)        234,027
Realized gain distributions            1,177,672          360,434              --         879,297         587,081              --
                                      ----------       ----------     -----------     -----------     -----------      ----------
      Net realized gains (losses)      1,971,296          351,500              --         740,397          68,343         234,027
Change in unrealized gains
   (losses)                            2,754,177         (657,501)             --      (1,844,278)       (705,469)        435,807
                                      ----------       ----------     -----------     -----------     -----------      ----------
      Net realized and unrealized
         gains (losses) on investments 4,725,473         (306,001)             --      (1,103,881)       (637,126)        669,834
                                      ----------       ----------     -----------     -----------     -----------      ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS             $4,393,685       $  205,007     $ 1,285,187     $  (241,892)    $ 2,478,230      $  924,226
                                      ==========       ==========     ===========     ===========     ===========      ==========

(z) Previously known as StocksPlus Growth and Income Portfolio

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                         Putnam          Putnam         Rydex          Rydex        STI Classic    STI Classic
                                        Variable     Variable Trust Variable Trust Variable Trust Variable Trust  Variable Trust
                                         Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account
                                       -----------   -------------- -------------- -------------- --------------  -------------
                                                          VT
                                                     International                     Rydex                          STI
                                       VT High Yield   Growth and                       Sector      STI Capital    International
                                                        Income        Rydex OTC       Rotation     Appreciation      Equity
                                       ------------- -------------- -------------- -------------- --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $  747,298    $  107,238     $     --      $       --     $    6,103      $ 1,392
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk         (136,680)     (139,733)     (37,573)        (57,157)       (29,403)       (1,357)
      Administrative expense               (9,725)      (10,777)      (2,580)         (3,868)        (2,088)         (111)
                                       ----------    ----------     --------      ----------     ----------       -------
      Net investment income
         (loss)                           600,893       (43,272)     (40,153)        (61,025)       (25,388)          (76)
                                       ----------    ----------     --------      ----------     ----------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               1,968,034     2,818,435      489,391       1,346,145      1,086,965         6,417
      Cost of investments sold          1,966,839     2,170,345      396,441       1,319,602      1,004,281         3,997
                                       ----------    ----------     --------      ----------     ----------       -------
         Realized gains (losses)
            on fund shares                  1,195       648,090       92,950          26,543         82,684         2,420

Realized gain distributions                    --            --           --         210,444        135,312            --
                                       ----------    ----------     --------      ----------     ----------       -------
      Net realized gains (losses)           1,195       648,090       92,950         236,987        217,996         2,420

Change in unrealized gains
   (losses)                               232,824     1,811,009       58,269          85,353         29,332        20,474
                                       ----------    ----------     --------      ----------     ----------       -------
      Net realized and unrealized
         gains (losses) on investments    234,019     2,459,099      151,219         322,340        247,328        22,894
                                       ----------    ----------     --------      ----------     ----------       -------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS              $  834,912    $2,415,827     $111,066      $  261,315     $  221,940       $22,818
                                       ==========    ==========     ========      ==========     ==========       =======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                        STI Classic  T. Rowe Price  T. Rowe Price  T. Rowe Price   T. Rowe Price    T. Rowe Price
                                       Variable Trust   Equity          Equity        Equity          Equity           Equity
                                                      Series, Inc.   Series, Inc.   Series, Inc.  Series, Inc. II  Series, Inc. II
                                        Sub-Account   Sub-Account    Sub-Account    Sub-Account     Sub-Account      Sub-Account
                                        -----------  -------------  -------------  -------------  ---------------  ---------------
                                         STI Large   T. Rowe Price  T. Rowe Price  T. Rowe Price   T. Rowe Price    T. Rowe Price
                                         Cap Value      Equity         Mid-Cap      New America      Blue Chip         Equity
                                          Equity        Income         Growth         Growth         Growth II        Income II
                                        -----------  -------------  -------------  -------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $   64,067    $   628,168    $        --    $    2,354      $   64,688       $  736,188
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk           (60,405)      (568,233)      (415,334)      (69,161)       (395,672)        (784,985)
      Administrative expense                (4,273)       (40,606)       (29,589)       (5,015)        (26,834)         (53,143)
                                        ----------    -----------    -----------    ----------      ----------       ----------
      Net investment income
         (loss)                               (611)        19,329       (444,923)      (71,822)       (357,818)        (101,940)
                                        ----------    -----------    -----------    ----------      ----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                1,289,734     10,651,448      7,414,735     1,255,274       2,473,304        5,498,409
      Cost of investments sold           1,093,140      9,186,494      5,207,346     1,104,961       2,348,103        5,182,259
                                        ----------    -----------    -----------    ----------      ----------       ----------
         Realized gains (losses)
            on fund shares                 196,594      1,464,954      2,207,389       150,313         125,201          316,150

Realized gain distributions                     --      1,103,358      3,322,334        65,916              --        1,621,801
                                        ----------    -----------    -----------    ----------      ----------       ----------
      Net realized gains (losses)          196,594      2,568,312      5,529,723       216,229         125,201        1,937,951

Change in unrealized gains
   (losses)                                656,660      3,830,981     (3,722,429)      135,775       2,562,680        6,581,103
                                        ----------    -----------    -----------    ----------      ----------       ----------
      Net realized and unrealized
         gains (losses) on investments     853,254      6,399,293      1,807,294       352,004       2,687,881        8,519,054
                                        ----------    -----------    -----------    ----------      ----------       ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS               $  852,643    $ 6,418,622    $ 1,362,371    $  280,182      $2,330,063       $8,417,114
                                        ==========    ===========    ===========    ==========      ==========       ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     The Universal
                                          T. Rowe Price  The Universal  The Universal  The Universal  The Universal  Institutional
                                          International  Institutional  Institutional  Institutional  Institutional   Funds, Inc.
                                           Series, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.    (Class II)
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                          -------------  -------------  -------------  -------------  -------------  -------------
                                                                                                                      Van Kampen
                                          T. Rowe Price    Van Kampen     Van Kampen     Van Kampen    Van Kampen         UIF
                                          International       UIF            UIF        UIF Mid Cap      UIF U.S.    Equity Growth
                                              Stock      Equity Growth    High Yield       Growth     Mid Cap Value   (Class II)
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                 $  110,014     $       --     $   538,142    $       --     $   129,496     $     --
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk            (131,198)      (400,751)        (93,854)     (111,028)       (650,016)     (53,146)
      Administrative expense                  (9,431)       (28,705)         (6,765)       (8,112)        (47,837)      (3,586)
                                          ----------     ----------     -----------    ----------     -----------     --------
      Net investment income (loss)           (30,615)      (429,456)        437,523      (119,140)       (568,357)     (56,732)
                                          ----------     ----------     -----------    ----------     -----------     --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                  2,518,525      4,791,744       8,705,315     2,125,713      10,624,852      602,426
      Cost of investments sold             2,039,766      3,909,211       5,373,261     1,708,533       8,765,369      546,520
                                          ----------     ----------     -----------    ----------     -----------     --------
         Realized gains (losses)
            on fund shares                   478,759        882,533       3,332,054       417,180       1,859,483       55,906
Realized gain distributions                   33,004             --              --       501,580       5,586,448           --
                                          ----------     ----------     -----------    ----------     -----------     --------
      Net realized gains (losses)            511,763        882,533       3,332,054       918,760       7,445,931       55,906
Change in unrealized gains
   (losses)                                  947,661        203,342      (3,311,029)     (268,499)      1,391,638      100,019
                                          ----------     ----------     -----------    ----------     -----------     --------
      Net realized and unrealized
         gains (losses) on investments     1,459,424      1,085,875          21,025       650,261       8,837,569      155,925
                                          ----------     ----------     -----------    ----------     -----------     --------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                 $1,428,809     $  656,419     $   458,548    $  531,121     $ 8,269,212     $ 99,193
                                          ==========     ==========     ===========    ==========     ===========     ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     Van Kampen  Van Kampen
                                        The Universal       Van            Van            Van           Life        Life
                                        Institutional  Eck Worldwide  Eck Worldwide  Eck Worldwide   Investment  Investment
                                         Funds, Inc.     Insurance      Insurance      Insurance       Trust        Trust
                                         (Class II)        Trust          Trust          Trust       (Class II)  (Class II)
                                         Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account  Sub-Account
                                        -------------  -------------  -------------  -------------  -----------  -----------
                                         Van Kampen       Van Eck        Van Eck                        LIT
                                          UIF U.S.       Worldwide      Worldwide       Van Eck      Aggressive      LIT
                                         Real Estate      Absolute      Emerging       Worldwide       Growth    Government
                                         (Class II)        Return        Markets      Hard Assets    (Class II)  (Class II)
                                        -------------  -------------  -------------  -------------  -----------  -----------
NET INVESTMENT INCOME (LOSS)
Dividends                               $   386,277     $     --      $   31,925     $    6,604    $       --   $  341,861
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk           (607,821)     (29,587)       (129,464)      (194,356)     (157,724)    (126,580)
      Administrative expense                (40,471)      (1,984)         (8,655)       (12,754)      (11,216)      (8,512)
                                        -----------     --------      ----------     ----------    ----------   ----------
      Net investment income
         (loss)                            (262,015)     (31,571)       (106,194)      (200,506)     (168,940)     206,769
                                        -----------     --------      ----------     ----------    ----------   ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                10,352,143      428,514       4,831,073      6,406,556     3,758,123    1,159,128
      Cost of investments sold            8,534,458      414,352       4,530,327      5,693,423     3,411,501    1,183,737
                                        -----------     --------      ----------     ----------    ----------   ----------
         Realized gains (losses)
            on fund shares                1,817,685       14,162         300,746        713,133       346,622      (24,609)

Realized gain distributions               2,649,743       11,565         502,646        562,038       879,016           --
                                        -----------     --------      ----------     ----------    ----------   ----------
      Net realized gains (losses)         4,467,428       25,727         803,392      1,275,171     1,225,638      (24,609)

Change in unrealized gains
   (losses)                               8,155,311      137,455       1,891,779        931,424      (701,518)     (40,332)
                                        -----------     --------      ----------     ----------    ----------   ----------
      Net realized and unrealized
         gains (losses) on investments   12,622,739      163,182       2,695,171      2,206,595       524,120      (64,941)
                                        -----------     --------      ----------     ----------    ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS               $12,360,724     $131,611      $2,588,977     $2,006,089    $  355,180   $  141,828
                                        ===========     ========      ==========     ==========    ==========   ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-------------------------------------------------------------------------------

                                          Van Kampen
                                             Life
                                          Investment      Wells Fargo     Wells Fargo
                                             Trust         Variable        Variable
                                          (Class II)         Trust           Trust
                                          Sub-Account     Sub-Account     Sub-Account
                                        --------------  --------------  --------------
                                        LIT Growth And  Wells Fargo VT  Wells Fargo VT
                                            Income         Advantage       Advantage
                                          (Class II)       Discovery      Opportunity
                                        --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $   654,851      $       --      $       --
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk          (1,002,718)       (114,489)       (240,172)
      Administrative expense                 (71,265)         (8,289)        (17,040)
                                         -----------      ----------      ----------
      Net investment income
         (loss)                             (419,132)       (122,778)       (257,212)
                                         -----------      ----------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                 14,770,497       2,556,023       5,598,026
      Cost of investments sold            13,013,908       2,098,024       5,051,601
                                         -----------      ----------      ----------
         Realized gains (losses)
            on fund shares                 1,756,589         457,999         546,425
Realized gain distributions                4,349,699              --       1,840,999
                                         -----------      ----------      ----------
      Net realized gains (losses)          6,106,288         457,999       2,387,424
Change in unrealized gains
   (losses)                                3,966,258         669,597        (400,710)
                                         -----------      ----------      ----------
      Net realized and unrealized
         gains (losses) on investments    10,072,546       1,127,596       1,986,714
                                         -----------      ----------      ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                $ 9,653,414      $1,004,818      $1,729,502
                                         ===========      ==========      ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------

                                               AIM Variable        AIM Variable       AIM Variable
                                                 Insurance          Insurance          Insurance
                                                   Funds              Funds              Funds
                                                Sub-Account        Sub-Account        Sub-Account
                                        -------------------------  ------------  ------------------------
                                                                     AIM V. I.          AIM V. I.
                                                 AIM V. I.            Capital          Demographic
                                                Basic Value        Appreciation          Trends
                                        -------------------------  ------------  ------------------------
                                            2006        2005        2006 (a)(b)    2006 (a)       2005
                                        ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (295,660)   $ (358,994)   $ (1,960)   $   (14,760) $  (19,307)
Net realized gains (losses)               1,830,544       654,699       2,944        285,478      61,646
Change in unrealized gains (losses)       1,332,959       701,392      32,122       (236,355)       (663)
                                        -----------   -----------    --------    -----------  ----------
Increase (decrease) in net
   assets from operations                 2,867,843       997,097      33,106         34,363      41,676
                                        -----------   -----------    --------    -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    451,586       534,398         528          2,023       2,958
Benefit payments                           (379,700)     (169,891)       (280)        (4,156)    (12,205)
Payments on termination                  (2,068,831)   (2,183,244)    (23,970)       (72,663)   (120,783)
Loans - net                                     (53)           (3)         --             --          --
Contract maintenance charge                  (8,182)       (8,854)         --             --          --
Transfers among the sub-accounts
   and with the Fixed Account - net         492,870        25,443     983,136     (1,162,794)   (118,213)
                                        -----------   -----------    --------    -----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                          (1,512,310)   (1,802,151)    959,414     (1,237,590)   (248,243)
                                        -----------   -----------    --------    -----------  ----------
INCREASE (DECREASE) IN
   NET ASSETS                             1,355,533      (805,054)    992,520     (1,203,227)   (206,567)
NET ASSETS AT BEGINNING OF
   PERIOD                                25,612,919    26,417,973          --      1,203,227   1,409,794
                                        -----------   -----------    --------    -----------  ----------
NET ASSETS AT END OF PERIOD             $26,968,452   $25,612,919    $992,520    $        --  $1,203,227
                                        ===========   ===========    ========    ===========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 2,276,275     2,445,532         --         122,557     150,101
         Units issued                       394,298       344,813     105,151          5,115      18,091
         Units redeemed                    (520,784)     (514,070)     (8,934)      (127,672)    (45,635)
                                        -----------   -----------    --------    -----------  -----------
   Units outstanding at end
      of period                           2,149,789     2,276,275      96,217             --     122,557
                                        ===========   ===========    ========    ===========  ===========

(a) On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(b) For the period beginning November 3, 2006 and ended December 31, 2006

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------

                                         AIM Variable               AIM Variable        AIM Variable
                                           Insurance                 Insurance           Insurance
                                        Funds Series II           Funds Series II     Funds Series II
                                          Sub-Account               Sub-Account         Sub-Account
                                   ------------------------  -----------------------  ---------------
                                                                    AIM V. I.
                                           AIM V. I.                 Capital          AIM V. I. Core
                                         Basic Value II           Appreciation II        Equity II
                                   ------------------------  -----------------------  ---------------
                                       2006        2005        2006 (c)      2005       2006 (d) (e)
                                   -----------  -----------  -----------  ----------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)       $  (186,892) $  (143,063) $  (44,897)  $  (29,517)   $  (13,768)
Net realized gains (losses)            777,670      183,381      72,310        5,408        27,980
Change in unrealized gains
   (losses)                            797,443      407,015     112,526      186,699       573,539
                                   -----------  -----------  ----------   ----------    ----------
Increase (decrease) in net
   assets from operations            1,388,221      447,333     139,939      162,590       587,751
                                   -----------  -----------  ----------   ----------    ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                             2,392,644    3,671,341     336,079      788,279     4,201,781
Benefit payments                       (31,806)     (57,084)         --      (24,115)       (1,488)
Payments on termination             (1,111,231)    (344,853)   (405,712)     (50,384)     (174,565)
Loans - net                                 --           --         (85)         (82)           --
Contract maintenance charge            (27,850)     (17,445)     (2,401)      (1,792)       (1,132)
Transfers among the sub-accounts
   and with the Fixed Account - net    280,966    1,163,563     897,659      493,478     2,486,848
                                   -----------  -----------  ----------   ----------    ----------
Increase (decrease) in net
   assets from contract
   transactions                      1,502,723    4,415,522     825,540    1,205,384     6,511,444
                                   -----------  -----------  ----------   ----------    ----------
INCREASE (DECREASE) IN
   NET ASSETS                        2,890,944    4,862,855     965,479    1,367,974     7,099,195
NET ASSETS AT BEGINNING OF
   PERIOD                           11,202,761    6,339,906   2,555,717    1,187,743            --
                                   -----------  -----------  ----------   ----------    ----------
NET ASSETS AT END OF PERIOD        $14,093,705  $11,202,761  $3,521,196   $2,555,717    $7,099,195
                                   ===========  ===========  ==========   ==========    ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period            1,007,130      591,413     232,707      115,571            --
         Units issued                  308,960      550,303     136,468      149,936       728,270
         Units redeemed               (176,869)    (134,586)    (62,102)     (32,800)      (70,022)
                                   -----------  -----------  ----------   ----------    ----------
   Units outstanding at end
      of period                      1,139,221    1,007,130     307,073      232,707       658,248
                                   ===========  ===========  ==========   ==========    ==========

(c) On May 1, 2006, AIM V.I. Demographic Trends II merged into AIM V.I. Capital Appreciation II
(d) On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II
(e) For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------

                                      AIM Variable             AIM Variable             AIM Variable
                                        Insurance               Insurance                Insurance
                                     Funds Series II         Funds Series II          Funds Series II
                                       Sub-Account             Sub-Account              Sub-Account
                                   -------------------  ------------------------  -----------------------
                                        AIM V. I.               AIM V. I.
                                       Demographic             Mid Cap Core             AIM V. I.
                                        Trends II                Equity II           Premier Equity II
                                   -------------------  ------------------------  -----------------------
                                    2006 (c)    2005       2006          2005       2006 (d)      2005
                                   ---------  --------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)       $ (10,797) $ (8,329) $   (95,610) $  (102,098) $     3,447  $  (10,416)
Net realized gains (losses)           96,310     5,627    1,731,236      355,746      174,763      14,448
Change in unrealized gains (losses)  (64,101)   43,424     (310,298)     261,022     (102,474)     64,736
                                   ---------  --------  -----------  -----------  -----------  ----------
Increase (decrease) in net
   assets from operations             21,412    40,722    1,325,328      514,670       75,736      68,768
                                   ---------  --------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                             222,755   176,357    4,728,556    3,842,956      103,878     512,408
Benefit payments                          --    (4,401)     (18,673)     (35,579)      (4,114)    (80,166)
Payments on termination              (50,666)  (39,160)    (880,116)    (255,030)    (113,842)   (135,423)
Loans - net                              (17)       (5)         (23)          (6)          --          --
Contract maintenance charge             (906)     (958)     (32,596)     (20,556)        (177)       (554)
Transfers among the sub-accounts
   and with the Fixed Account - net (891,956)  207,611      996,355    1,186,210   (1,594,465)    407,116
                                   ---------  --------  -----------  -----------  -----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                     (720,790)  339,444    4,793,503    4,717,995   (1,608,720)    703,381
                                   ---------  --------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                           (699,378)  380,166    6,118,831    5,232,665   (1,532,984)    772,149
NET ASSETS AT BEGINNING OF
   PERIOD                            699,378   319,212   10,635,380    5,402,715    1,532,984     760,835
                                   ---------  --------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF PERIOD        $      --  $699,378  $16,754,211  $10,635,380  $        --  $1,532,984
                                   =========  ========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period             65,210    31,068      918,729      492,759      144,198      74,218
         Units issued                 33,371    43,356      560,766      556,569       13,161     101,283
         Units redeemed              (98,581)   (9,214)    (155,225)    (130,599)    (157,359)    (31,303)
                                   ---------  --------  -----------  -----------  -----------  ----------
   Units outstanding at end
      of period                           --    65,210    1,324,270      918,729           --     144,198
                                   =========  ========  ===========  ===========  ===========  ==========

(c) On May 1, 2006, AIM V.I. Demographic Trends II merged into AIM V.I. Capital Appreciation II
(d) On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------

                                           The Alger                 The Alger                 The Alger
                                         American Fund             American Fund             American Fund
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                                                       Alger                     Alger
                                          Alger Growth            Income & Growth           Leveraged AllCap
                                   ------------------------  ------------------------  ------------------------
                                       2006         2005         2006         2005         2006         2005
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)       $  (258,937) $  (257,533) $   (25,969) $   (76,207) $  (281,446) $  (259,518)
Net realized gains (losses)           (395,874)    (874,915)    (345,536)    (416,285)     440,003     (257,512)
Change in unrealized gains (losses)  1,223,738    3,183,857    1,613,094      865,530    2,884,575    2,562,519
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations              568,927    2,051,409    1,241,589      373,038    3,043,132    2,045,489
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                               505,234      595,395      227,359      360,610      410,483      548,611
Benefit payments                      (213,577)    (361,647)    (224,713)    (161,887)    (142,834)    (291,478)
Payments on termination             (3,102,870)  (2,577,207)  (3,155,277)  (2,691,067)  (2,042,551)  (1,891,937)
Loans - net                               (511)        (523)        (115)        (111)        (578)        (577)
Contract maintenance charge            (13,609)     (15,943)     (10,673)     (13,236)     (16,285)     (17,072)
Transfers among the sub-accounts
   and with the Fixed Account - net (2,243,318)    (400,202)  (1,567,459)  (1,220,054)     490,300     (828,032)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                     (5,068,651)  (2,760,127)  (4,730,878)  (3,725,745)  (1,301,465)  (2,480,485)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                           (4,499,724)    (708,718)  (3,489,289)  (3,352,707)   1,741,667     (434,996)
NET ASSETS AT BEGINNING OF
   PERIOD                           22,037,456   22,746,174   21,088,612   24,441,319   18,242,350   18,677,346
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD        $17,537,732  $22,037,456  $17,599,323  $21,088,612  $19,984,017  $18,242,350
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period            2,162,148    2,388,736    1,910,237    2,213,720    1,732,475    1,930,871
         Units issued                  224,525      423,665      109,032      161,097      261,230      188,110
         Units redeemed               (689,679)    (650,253)    (502,610)    (464,580)    (326,727)    (386,506)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                      1,696,994    2,162,148    1,516,659    1,910,237    1,666,978    1,732,475
                                   ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------

                                                                                               The Alger
                                           The Alger                The Alger                American Fund
                                         American Fund            American Fund               (Series - S)
                                          Sub-Account              Sub-Account                Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                             Alger                    Alger                   Alger Growth
                                         MidCap Growth         Small Capitalization           (Series - S)
                                   ------------------------  ------------------------  ------------------------
                                       2006         2005         2006         2005         2006         2005
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)       $  (544,785) $  (527,784) $  (250,123) $  (214,383) $  (216,808) $  (166,920)
Net realized gains (losses)          5,757,146    1,936,426    2,014,285      748,871      402,421      151,236
Change in unrealized gains (losses) (2,528,733)   1,352,894      881,019    1,513,669      284,148    1,326,082
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations            2,683,628    2,761,536    2,645,181    2,048,157      469,761    1,310,398
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                               943,440    1,221,196      370,189      425,737    1,101,023    2,737,708
Benefit payments                      (164,894)    (419,218)     (65,319)    (133,230)     (51,867)     (82,567)
Payments on termination             (4,932,983)  (3,460,079)  (2,142,692)  (1,413,939)    (996,834)    (735,983)
Loans - net                               (951)        (687)        (235)        (179)         (36)         (31)
Contract maintenance charge            (23,297)     (25,733)      (9,967)      (8,988)      (7,538)      (4,894)
Transfers among the sub-accounts
   and with the Fixed Account - net (2,943,690)   2,766,664     (675,037)     332,217     (131,924)   1,700,493
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                     (7,122,375)      82,143   (2,523,061)    (798,382)     (87,176)   3,614,726
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                           (4,438,747)   2,843,679      122,120    1,249,775      382,585    4,925,124
NET ASSETS AT BEGINNING OF
   PERIOD                           38,590,148   35,746,469   16,120,654   14,870,879   14,221,315    9,296,191
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD        $34,151,401  $38,590,148  $16,242,774  $16,120,654  $14,603,900  $14,221,315
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period            2,640,726    2,633,993    1,711,748    1,788,473    1,161,453      807,036
         Units issued                  302,432      566,573      723,759      444,575      307,304      566,268
         Units redeemed               (736,710)    (559,840)    (953,738)    (521,300)    (308,856)    (211,851)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                      2,206,448    2,640,726    1,481,769    1,711,748    1,159,901    1,161,453
                                   ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------------
                                          The Alger                  The Alger
                                        American Fund              American Fund                 DWS Investments
                                         (Series - S)              (Series - S)          Variable Insurance Trust Funds
                                         Sub-Account                Sub-Account                   Sub-Account (f)
                                   -----------------------   -------------------------   ------------------------------
                                       Alger Leveraged             Alger MidCap
                                            AllCap                     Growth                        DWS VIP
                                         (Series - S)              (Series - S)              Equity 500 Index B (g)
                                   -----------------------   -------------------------   ------------------------------
                                      2006         2005         2006          2005            2006            2005
                                   ----------   ----------   -----------   -----------     ----------      ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)       $  (67,741)  $  (26,105)  $  (199,189)  $  (118,992)    $  (24,221)     $   (7,530)
Net realized gains (losses)           132,032       25,865     1,712,000       326,976         70,734          43,065
Change in unrealized gains (losses)   616,425      254,513      (432,948)      536,494        457,475          77,312
                                   ----------   ----------   -----------   -----------     ----------      ----------
Increase (decrease) in net
   assets from operations             680,716      254,273     1,079,863       744,478        503,988         112,847
                                   ----------   ----------   -----------   -----------     ----------      ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                            1,601,583    1,228,400     3,996,906     3,808,954          3,177          51,220
Benefit payments                       (2,105)      (9,272)      (75,564)       (7,188)            --          (3,562)
Payments on termination              (500,937)     (41,943)     (685,956)     (296,498)      (246,734)       (258,376)
Loans - net                               (24)         (14)           (2)           --             --              --
Contract maintenance charge            (3,130)      (2,232)      (10,303)       (6,437)            --              --
Transfers among the sub-accounts
   and with the Fixed Account - net   653,252      617,602      (176,077)    1,725,981        273,159         316,635
                                   ----------   ----------   -----------   -----------     ----------      ----------
Increase (decrease) in net
   assets from contract
   transactions                     1,748,639    1,792,541     3,049,004     5,224,812         29,602         105,917
                                   ----------   ----------   -----------   -----------     ----------      ----------
INCREASE (DECREASE) IN NET
   ASSETS                           2,429,355    2,046,814     4,128,867     5,969,290        533,590         218,764
NET ASSETS AT BEGINNING OF
   PERIOD                           2,935,522      888,708    10,370,547     4,401,257      3,798,956       3,580,192
                                   ----------   ----------   -----------   -----------     ----------      ----------
NET ASSETS AT END OF PERIOD        $5,364,877   $2,935,522   $14,499,414   $10,370,547     $4,332,546      $3,798,956
                                   ==========   ==========   ===========   ===========     ==========      ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period             256,230       87,169       907,419       415,207        280,968         272,281
         Units issued                 251,460      203,978       538,365       577,542         30,482          45,339
         Units redeemed              (107,939)     (34,917)     (273,142)      (85,330)       (29,105)        (36,652)
                                   ----------   ----------   -----------   -----------     ----------      ----------
   Units outstanding at end
      of period                       399,751      256,230     1,172,642       907,419        282,345         280,968
                                   ==========   ==========   ===========   ===========     ==========      ==========

(f) Previously known as Scudder Variable Insurance Trust Sub-Account
(g) Previously known as Equity 500 Index (Class B)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------

                                        DWS Investments
                                   Variable Insurance Trust    DWS Variable Series I       DWS Variable Series I
                                       Sub-Account (f)            Sub-Account (h)             Sub-Account (h)
                                   ------------------------  -------------------------   -------------------------
                                           DWS VIP                    DWS VIP                     DWS VIP
                                    Small Cap Index B (j)            Bond A (k)           Global Opportunities (l)
                                   ------------------------  -------------------------   -------------------------
                                      2006         2005          2006          2005          2006         2005
                                   ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)       $  (16,291)  $  (13,968)  $   389,638   $   434,889   $   (75,746)  $  (111,691)
Net realized gains (losses)            83,230       59,811         2,560       238,633     1,501,300       453,243
Change in unrealized gains (losses)   136,874       (7,515)       79,214      (449,765)    1,247,200     1,534,850
                                   ----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
   assets from operations             203,813       38,328       471,412       223,757     2,672,754     1,876,402
                                   ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                8,715       16,287       261,106       411,417       289,283       321,437
Benefit payments                           --         (623)     (139,627)     (234,500)     (174,730)      (53,488)
Payments on termination               (98,248)     (86,067)   (3,059,481)   (2,560,491)   (2,244,955)     (945,852)
Loans - net                                --           --          (176)          (97)          (34)          (17)
Contract maintenance charge                --           --        (8,473)       (9,895)       (7,268)       (6,313)
Transfers among the sub-accounts
   and with the Fixed Account - net    96,402      101,658      (546,467)     (177,032)    1,050,253     2,823,430
                                   ----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                         6,869       31,255    (3,493,118)   (2,570,598)   (1,087,451)    2,139,197
                                   ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                             210,682       69,583    (3,021,706)   (2,346,841)    1,585,303     4,015,599
NET ASSETS AT BEGINNING OF
   PERIOD                           1,333,223    1,263,640    17,729,555    20,076,396    14,079,026    10,063,427
                                   ----------   ----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD        $1,543,905   $1,333,223   $14,707,849   $17,729,555   $15,664,329   $14,079,026
                                   ==========   ==========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period              81,226       78,850     1,326,803     1,509,107       909,304       735,731
         Units issued                   6,977       15,117       129,140       208,365       293,235       331,113
         Units redeemed                (6,707)     (12,741)     (383,926)     (390,669)     (347,973)     (157,540)
                                   ----------   ----------   -----------   -----------   -----------   -----------
   Units outstanding at end
      of period                        81,496       81,226     1,072,017     1,326,803       854,566       909,304
                                   ==========   ==========   ===========   ===========   ===========   ===========

(f) Previously known as Scudder Variable Insurance Trust Sub-Account
(h) Previously known as Scudder Variable Series I Sub-Account
(j) Previously known as Small Cap Index (Class B)
(k) Previously known as Bond
(l) Previously known as Global Discovery

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------

                                          DWS Variable Series I    DWS Variable Series I       DWS Variable Series II
                                             Sub-Account (h)          Sub-Account (h)              Sub-Account (i)
                                        -----------------------   -----------------------   ----------------------------
                                                DWS VIP                   DWS VIP                     DWS VIP
                                        Growth and Income A (m)      International (n)             Balanced A (o)
                                        -----------------------   -----------------------   ----------------------------
                                           2006         2005         2006         2005          2006      2005 (aa) (ab)
                                        ----------   ----------   ----------   ----------   -----------   --------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (15,600)  $   (4,978)  $   11,261   $    5,746   $   174,582     $  (162,811)
Net realized gains (losses)                105,924       49,563      332,319      147,063       309,638         147,476
Change in unrealized gains (losses)        272,104      102,031      887,607      429,729       735,098       1,028,021
                                        ----------   ----------   ----------   ----------   -----------     -----------
Increase (decrease) in net
   assets from operations                  362,428      146,616    1,231,187      582,538     1,219,318       1,012,686
                                        ----------   ----------   ----------   ----------   -----------     -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    77,701       87,682       99,869      138,104       228,006         169,788
Benefit payments                           (13,223)    (164,595)     (13,505)     (25,771)     (184,480)       (167,776)
Payments on termination                   (567,714)    (410,502)    (871,035)    (265,993)   (2,825,332)     (2,602,395)
Loans - net                                    (38)         (37)         (33)         (28)         (309)           (444)
Contract maintenance charge                 (2,191)      (2,463)      (2,319)      (1,914)       (8,521)         (5,957)
Transfers among the sub-accounts
   and with the Fixed Account - net       (174,425)     (60,417)   1,564,895      205,320      (495,569)     17,659,398
                                        ----------   ----------   ----------   ----------   -----------     -----------
Increase (decrease) in net
   assets from contract
   transactions                           (679,890)    (550,332)     777,872       49,718    (3,286,205)     15,052,614
                                        ----------   ----------   ----------   ----------   -----------     -----------
INCREASE (DECREASE) IN NET
   ASSETS                                 (317,462)    (403,716)   2,009,059      632,256    (2,066,887)     16,065,300
NET ASSETS AT BEGINNING OF
   PERIOD                                3,539,134    3,942,850    4,670,858    4,038,602    16,065,300              --
                                        ----------   ----------   ----------   ----------   -----------     -----------
NET ASSETS AT END OF PERIOD             $3,221,672   $3,539,134   $6,679,917   $4,670,858   $13,998,413     $16,065,300
                                        ==========   ==========   ==========   ==========   ===========     ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  365,658      426,158      489,689      479,801     1,517,060              --
         Units issued                       39,404       59,522      230,288      145,829        73,349       1,860,580
         Units redeemed                   (105,979)    (120,022)    (151,342)    (135,941)     (374,182)       (343,520)
                                        ----------   ----------   ----------   ----------   -----------     -----------
   Units outstanding at end
      of period                            299,083      365,658      568,635      489,689     1,216,227       1,517,060
                                        ==========   ==========   ==========   ==========   ===========     ===========

(h)  Previously known as Scudder Variable Series I Sub-Account
(i)  Previously known as Scudder Variable Series II Sub-Account
(m)  Previously known as Growth & Income
(n)  Previously known as International
(o)  Previously known as Total Return
(aa) For the period beginning April 29, 2005 and ended December 31, 2005
(ab) On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                                Federated                 Federated                Federated
                                                Insurance                 Insurance                Insurance
                                                 Series                     Series                   Series
                                               Sub-Account               Sub-Account              Sub-Account
                                        ------------------------  ------------------------  ------------------------
                                            Federated Capital      Federated Fund For U.S.        Federated High
                                             Income Fund II       Government Securities II     Income Bond Fund II
                                        ------------------------  ------------------------  ------------------------
                                            2006         2005         2006         2005         2006         2005
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   329,221  $   341,339  $   947,623  $ 1,133,098  $ 1,899,448  $ 2,108,463
Net realized gains (losses)                (215,005)    (489,075)    (404,898)    (172,191)      46,166      (35,458)
Change in unrealized gains (losses)         850,152      515,658      194,980     (743,261)     449,903   (1,864,428)
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations                   964,368      367,922      737,705      217,646    2,395,517      208,577
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    109,881      142,294      618,275      999,538      613,831      566,045
Benefit payments                           (109,109)    (100,172)    (232,106)    (653,064)    (255,711)    (296,703)
Payments on termination                  (1,457,577)  (1,558,134)  (8,684,853)  (5,746,696)  (3,954,002)  (4,749,790)
Loans - net                                     (64)         (46)        (248)        (374)        (347)        (505)
Contract maintenance charge                  (4,518)      (5,181)     (17,985)     (22,612)     (12,883)     (15,179)
Transfers among the sub-accounts
   and with the Fixed Account - net         371,334     (472,249)      (4,300)  (4,179,078)      55,440   (1,183,852)
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                          (1,090,053)  (1,993,488)  (8,321,217)  (9,602,286)  (3,553,672)  (5,679,984)
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                  (125,685)  (1,625,566)  (7,583,512)  (9,384,640)  (1,158,155)  (5,471,407)
NET ASSETS AT BEGINNING OF
   PERIOD                                 7,536,998    9,162,564   35,338,288   44,722,928   27,424,677   32,896,084
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $ 7,411,313  $ 7,536,998  $27,754,776  $35,338,288  $26,266,522  $27,424,677
                                        ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   768,984      954,889    2,655,565    3,349,567    2,157,305    2,571,937
         Units issued                       184,499      104,082      506,784      479,074      280,495      412,238
         Units redeemed                    (277,604)    (289,987)  (1,118,036)  (1,173,076)    (523,963)    (826,870)
                                        -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                             675,879      768,984    2,044,313    2,655,565    1,913,837    2,157,305
                                        ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------

                                                Fidelity                   Fidelity                   Fidelity
                                                Variable                   Variable                   Variable
                                                Insurance                 Insurance                  Insurance
                                              Products Fund             Products Fund              Products Fund
                                               Sub-Account               Sub-Account                Sub-Account
                                        ------------------------  --------------------------  --------------------------
                                                VIP Asset                                                VIP
                                                 Manager                VIP Contrafund              Equity-Income
                                        ------------------------  --------------------------  --------------------------
                                            2006         2005         2006          2005          2006          2005
                                        -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   231,270  $   242,527  $   (174,747) $   (994,219) $  1,260,371  $    215,625
Net realized gains (losses)                  92,653     (135,202)   12,987,492     2,796,644    10,124,812     4,087,639
Change in unrealized gains (losses)         531,906      303,441    (4,129,665)   10,569,119      (183,397)   (1,413,714)
                                        -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
   assets from operations                   855,829      410,766     8,683,080    12,371,544    11,201,786     2,889,550
                                        -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    230,532      247,104     1,690,622     2,032,526       974,238     1,244,776
Benefit payments                           (135,475)    (306,693)     (769,685)     (838,166)     (810,296)     (821,436)
Payments on termination                  (2,807,480)  (2,647,589)  (13,804,606)  (11,577,250)  (13,517,827)  (12,629,025)
Loans - net                                    (264)        (328)       (1,298)       (1,150)       (2,251)       (2,079)
Contract maintenance charge                  (8,282)      (9,926)      (49,696)      (50,956)      (34,938)      (39,921)
Transfers among the sub-accounts
   and with the Fixed Account - net        (928,856)      95,607       793,673     9,632,447     1,042,630      (908,056)
                                        -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
   assets from contract
   transactions                          (3,649,825)  (2,621,825)  (12,140,990)     (802,549)  (12,348,444)  (13,155,741)
                                        -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS                                (2,793,996)  (2,211,059)   (3,457,910)   11,568,995    (1,146,658)  (10,266,191)
NET ASSETS AT BEGINNING OF
   PERIOD                                17,045,313   19,256,372    93,940,364    82,371,369    68,009,716    78,275,907
                                        -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF PERIOD             $14,251,317  $17,045,313  $ 90,482,454  $ 93,940,364  $ 66,863,058  $ 68,009,716
                                        ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 1,285,376    1,455,177     5,649,884     5,562,917     3,908,364     4,608,985
         Units issued                       111,066      163,483       904,255     1,272,558       475,408       371,646
         Units redeemed                    (378,127)    (333,284)   (1,498,213)   (1,185,591)   (1,100,196)   (1,072,267)
                                        -----------  -----------  ------------  ------------  ------------  ------------
   Units outstanding at end
      of period                           1,018,315    1,285,376     5,055,926     5,649,884     3,283,576     3,908,364
                                        ===========  ===========  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------

                                                Fidelity                   Fidelity                    Fidelity
                                                Variable                   Variable                    Variable
                                                Insurance                 Insurance                   Insurance
                                              Products Fund             Products Fund               Products Fund
                                               Sub-Account               Sub-Account                 Sub-Account
                                        ------------------------  --------------------------  --------------------------
                                                                                                       VIP Money
                                                VIP Growth               VIP Index 500                  Market
                                        ------------------------  --------------------------  --------------------------
                                            2006         2005         2006          2005          2006          2005
                                        -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (411,717) $  (415,044) $    210,386  $    264,386  $  1,533,638  $    757,917
Net realized gains (losses)                (392,031)  (1,742,346)    1,827,899     1,137,958            --            --
Change in unrealized gains (losses)       2,850,665    3,871,560     6,492,328       790,815            --            --
                                        -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
   assets from operations                 2,046,917    1,714,170     8,530,613     2,193,159     1,533,638       757,917
                                        -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  1,077,271    1,411,171     1,776,427     2,278,500     1,638,052     2,448,301
Benefit payments                           (418,637)    (441,679)     (438,893)     (580,227)   (2,583,913)   (4,305,176)
Payments on termination                  (6,419,254)  (6,873,971)  (10,305,279)   (8,910,567)  (15,224,511)  (14,251,559)
Loans - net                                  (1,680)      (1,574)         (841)         (856)       (1,675)       (2,450)
Contract maintenance charge                 (31,302)     (37,182)      (41,400)      (47,547)      (23,748)      (27,861)
Transfers among the sub-accounts
   and with the Fixed Account - net      (2,599,031)  (3,180,497)   (3,068,872)   (3,271,820)   14,429,780    12,684,324
                                        -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
   assets from contract
   transactions                          (8,392,633)  (9,123,732)  (12,078,858)  (10,532,517)   (1,766,015)   (3,454,421)
                                        -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS                                (6,345,716)  (7,409,562)   (3,548,245)   (8,339,358)     (232,377)   (2,696,504)
NET ASSETS AT BEGINNING OF
   PERIOD                                43,527,280   50,936,842    67,772,962    76,112,320    46,170,898    48,867,402
                                        -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF PERIOD             $37,181,564  $43,527,280  $ 64,224,717  $ 67,772,962  $ 45,938,521  $ 46,170,898
                                        ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 3,679,637    4,353,077     6,386,320     7,331,574     3,978,624     4,251,983
         Units issued                       297,074      454,765       525,467     1,109,500     3,845,962     4,064,173
         Units redeemed                   (923,739)  (1,128,205)   (1,529,534)   (2,054,754)   (3,979,697)   (4,337,532)
                                        -----------  -----------  ------------  ------------  ------------  ------------
   Units outstanding at end
      of period                           3,052,972    3,679,637     5,382,253     6,386,320     3,844,889     3,978,624
                                        ===========  ===========  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------

                                                 Fidelity                 Fidelity                 Fidelity
                                                 Variable            Variable Insurance        Variable Insurance
                                                Insurance               Products Fund            Products Fund
                                              Products Fund          (Service Class 2)         (Service Class 2)
                                               Sub-Account               Sub-Account              Sub-Account
                                        ------------------------  -----------------------  --------------------------
                                                                        VIP Asset
                                                                          Manager                VIP Contrafund
                                               VIP Overseas          (Service Class 2)         (Service Class 2)
                                        ------------------------  -----------------------  --------------------------
                                            2006         2005        2006         2005         2006          2005
                                        -----------  -----------  ----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (149,809) $  (154,897) $   39,525   $   11,875   $  (219,346)  $  (210,442)
Net realized gains (losses)               1,512,882      557,227      24,319       14,716     3,996,624       124,981
Change in unrealized gains (losses)       2,201,599    2,871,051     231,645      104,915      (359,974)    2,361,867
                                        -----------  -----------  ----------   ----------   -----------   -----------
Increase (decrease) in net
   assets from operations                 3,564,672    3,273,381     295,489      131,506     3,417,304     2,276,406
                                        -----------  -----------  ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    715,425      784,999   1,404,767    1,776,003    15,431,835    13,135,010
Benefit payments                           (364,446)    (180,095)    (17,546)      (4,329)     (270,284)      (17,703)
Payments on termination                  (3,366,075)  (2,614,385)   (527,578)    (308,563)   (2,475,750)     (673,286)
Loans - net                                    (452)        (402)       (112)        (107)           --            --
Contract maintenance charge                 (11,670)     (10,915)    (10,773)      (6,832)      (52,905)      (10,197)
Transfers among the sub-accounts
   and with the Fixed Account - net       2,366,946    1,503,048     109,165      610,154     3,329,534     5,377,013
                                        -----------  -----------  ----------   ----------   -----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                            (660,272)    (517,750)    957,923    2,066,326    15,962,430    17,810,837
                                        -----------  -----------  ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                                 2,904,400    2,755,631   1,253,412    2,197,832    19,379,734    20,087,243
NET ASSETS AT BEGINNING OF
   PERIOD                                22,304,249   19,548,618   4,953,885    2,756,053    25,876,759     5,789,516
                                        -----------  -----------  ----------   ----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $25,208,649  $22,304,249  $6,207,297   $4,953,885   $45,256,493   $25,876,759
                                        ===========  ===========  ==========   ==========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 1,685,122    1,686,102     475,898      270,393     1,983,706       509,601
         Units issued                       501,503      406,432     207,249      282,058     1,810,560     1,681,637
         Units redeemed                    (493,257)    (407,412)   (117,532)     (76,553)     (631,491)     (207,532)
                                        -----------  -----------  ----------   ----------   -----------   -----------
   Units outstanding at end
      of period                           1,693,368    1,685,122     565,615      475,898     3,162,775     1,983,706
                                        ===========  ===========  ==========   ==========   ===========   ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                                Fidelity                   Fidelity                 Fidelity
                                           Variable Insurance        Variable Insurance        Variable Insurance
                                             Products Fund              Products Fund            Products Fund
                                           (Service Class 2)          (Service Class 2)        (Service Class 2)
                                              Sub-Account                Sub-Account              Sub-Account
                                        ------------------------  ------------------------  ------------------------
                                                   VIP
                                              Equity-Income               VIP Growth              VIP Index 500
                                            (Service Class 2)         (Service Class 2)        (Service Class 2)
                                        ------------------------  ------------------------  ------------------------
                                            2006         2005         2006         2005         2006         2005
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   526,654  $   (87,726) $  (259,167) $  (212,707) $  (123,098) $  (120,679)
Net realized gains (losses)               5,098,395    1,015,108      406,584       95,693      377,399      111,941
Change in unrealized gains (losses)         567,019      269,961      776,192      926,795    5,377,979      984,164
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations                 6,192,068    1,197,343      923,609      809,781    5,632,280      975,426
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  8,510,166    7,155,685    1,649,690    2,565,207   12,047,869   17,192,821
Benefit payments                           (214,286)     (81,607)    (128,529)    (112,944)    (456,896)     (94,412)
Payments on termination                  (2,819,734)  (1,747,022)  (1,683,026)  (1,136,497)  (2,802,611)  (1,084,030)
Loans - net                                     (53)         (18)         (11)         (13)          --           --
Contract maintenance charge                 (38,566)     (20,225)      (7,826)      (6,471)     (96,868)     (39,596)
Transfers among the sub-accounts
   and with the Fixed Account - net       3,259,502    3,680,158     (768,821)   1,757,398    1,643,077    4,169,946
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                           8,697,029    8,986,971     (938,523)   3,066,680   10,334,571   20,144,729
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                14,889,097   10,184,314      (14,914)   3,876,461   15,966,851   21,120,155
NET ASSETS AT BEGINNING OF
   PERIOD                                29,742,662   19,558,348   19,097,130   15,220,669   33,450,809   12,330,654
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $44,631,759  $29,742,662  $19,082,216  $19,097,130  $49,417,660  $33,450,809
                                        ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 2,630,155    1,790,952    1,633,187    1,308,504    3,053,784    1,158,418
         Units issued                     1,391,929    1,235,957      313,403      574,520    1,616,812    2,260,631
         Units redeemed                    (673,728)    (396,754)    (359,278)    (249,837)    (701,983)    (365,265)
                                        -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                           3,348,356    2,630,155    1,587,312    1,633,187    3,968,613    3,053,784
                                        ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                                Fidelity                  Fidelity                  Fidelity
                                           Variable Insurance        Variable Insurance        Variable Insurance
                                             Products Fund             Products Fund             Products Fund
                                           (Service Class 2)         (Service Class 2)         (Service Class 2)
                                              Sub-Account               Sub-Account               Sub-Account
                                        ------------------------  ------------------------  ------------------------
                                              VIP Investment             VIP Money
                                               Grade Bond                  Market                  VIP Overseas
                                            (Service Class 2)         (Service Class 2)         (Service Class 2)
                                        ------------------------  ------------------------  ------------------------
                                            2006         2005         2006         2005         2006        2005
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   924,176  $   599,928  $ 1,460,561  $   320,512  $  (320,004) $  (127,074)
Net realized gains (losses)                (224,014)     546,334           --           --    1,121,453      285,711
Change in unrealized gains (losses)         574,301   (1,000,418)          --           --    3,990,567    2,145,151
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations                 1,274,463      145,844    1,460,561      320,512    4,792,016    2,303,788
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  8,779,412    9,542,400   27,258,939   29,612,733   16,133,295    7,301,184
Benefit payments                           (436,706)    (411,927)    (435,750)    (168,835)    (147,071)     (63,355)
Payments on termination                  (4,541,230)  (2,881,697)  (5,868,875)  (2,800,904)  (1,865,326)    (659,694)
Loans - net                                     (74)         (59)          (5)          (1)          (5)         (17)
Contract maintenance charge                 (58,802)     (29,855)    (124,781)     (54,793)     (36,269)      (6,813)
Transfers among the sub-accounts
   and with the Fixed Account - net       4,496,856    3,648,727   (1,206,956)  (6,205,174)   3,776,430    1,356,422
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                           8,239,456    9,867,589   19,622,572   20,383,026   17,861,054    7,927,727
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
   NET ASSETS                             9,513,919   10,013,433   21,083,133   20,703,538   22,653,070   10,231,515
NET ASSETS AT BEGINNING
   OF PERIOD                             42,498,489   32,485,056   35,843,858   15,140,320   17,934,957    7,703,442
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $52,012,408  $42,498,489  $56,926,991  $35,843,858  $40,588,027  $17,934,957
                                        ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 3,929,717    2,929,542    3,564,112    1,523,042    1,374,206      676,758
         Units issued                     1,668,418    1,734,662    7,242,563    4,285,577    1,960,645      930,651
         Units redeemed                    (846,677)    (734,487)  (5,309,552)  (2,244,507)    (621,642)    (233,203)
                                        -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                           4,751,458    3,929,717    5,497,123    3,564,112    2,713,209    1,374,206
                                        ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------

                                             Goldman Sachs              Goldman Sachs
                                                Variable                  Variable                J.P. Morgan
                                            Insurance Trust            Insurance Trust          Series Trust II
                                              Sub-Account                Sub-Account              Sub-Account
                                        -----------------------   ------------------------   ------------------------
                                                                       VIT Structured
                                                  VIT                     Small Cap
                                          International Equity         Equity Fund (p)             Small Company
                                        -----------------------   ------------------------   ------------------------
                                            2006        2005         2006          2005          2006         2005
                                        ----------   ----------   ----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $    6,843   $  (52,252)  $  (35,743)  $   (53,151)  $   (71,049)  $  (78,913)
Net realized gains (losses)                215,793       70,375      451,400       687,728       367,277      965,163
Change in unrealized gains (losses)        719,995      546,462        7,684      (510,021)      299,762     (805,346)
                                        ----------   ----------   ----------   -----------   -----------   ----------
Increase (decrease) in net
   assets from operations                  942,631      564,585      423,341       124,556       595,990       80,904
                                        ----------   ----------   ----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    74,860       75,820       62,930        50,503        29,337       47,976
Benefit payments                           (14,847)     (27,171)     (19,670)      (60,215)       (6,609)      (6,506)
Payments on termination                   (509,008)    (448,215)    (370,476)     (268,877)     (469,162)    (438,093)
Loans - net                                    (65)         (67)          (9)           --           (67)         (74)
Contract maintenance charge                 (1,323)      (1,361)      (1,384)       (1,582)       (1,455)      (1,598)
Transfers among the sub-accounts
   and with the Fixed Account - net         (8,507)     691,215     (235,946)   (1,393,237)     (788,997)    (570,408)
                                        ----------   ----------   ----------   -----------   -----------   ----------
Increase (decrease) in net
   assets from contract
   transactions                           (458,890)     290,221     (564,555)   (1,673,408)   (1,236,953)    (968,703)
                                        ----------   ----------   ----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS                                  483,741      854,806     (141,214)   (1,548,852)     (640,963)    (887,799)
NET ASSETS AT BEGINNING OF
   PERIOD                                5,058,523    4,203,717    4,279,524     5,828,376     5,035,522    5,923,321
                                        ----------   ----------   ----------   -----------   -----------   ----------
NET ASSETS AT END OF PERIOD             $5,542,264   $5,058,523   $4,138,310   $ 4,279,524   $ 4,394,559   $5,035,522
                                        ==========   ==========   ==========   ===========   ===========   ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  466,254      434,592      235,448       335,069       343,597      412,007
         Units issued                       55,950      126,019       19,799        21,044        10,662       56,702
         Units redeemed                    (97,530)     (94,357)     (49,378)     (120,665)      (89,770)    (125,112)
                                        ----------   ----------   ----------   -----------   -----------   ----------
   Units outstanding at end
      of period                            424,674      466,254      205,869       235,448       264,489      343,597
                                        ==========   ==========   ==========   ===========   ===========   ==========

(p) Previously known as VIT CORE Small Cap Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------------

                                                Janus Aspen                  Janus Aspen                Janus Aspen
                                                   Series                       Series                     Series
                                                Sub-Account                  Sub-Account                Sub-Account
                                        ---------------------------   -------------------------   -----------------------
                                                                                                           Forty
                                                  Balanced                  Flexible Bond                Portfolio
                                        ---------------------------   -------------------------   -----------------------
                                            2006           2005           2006          2005         2006         2005
                                        ------------   ------------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $    387,361   $    525,612   $   683,237   $   982,999   $  (76,490)  $  (79,363)
Net realized gains (losses)                2,007,979      1,123,238      (451,214)      592,135      285,741      269,910
Change in unrealized gains (losses)        2,681,107      2,291,547       290,494    (1,402,183)     304,097      471,029
                                        ------------   ------------   -----------   -----------   ----------   ----------
Increase (decrease) in net
   assets from operations                  5,076,447      3,940,397       522,517       172,951      513,348      661,576
                                        ------------   ------------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                     668,990        909,117       339,418       356,402       63,523      103,148
Benefit payments                            (621,419)      (731,165)     (131,540)     (180,703)     (41,273)      (8,743)
Payments on termination                  (11,899,685)    (9,851,558)   (4,050,265)   (3,568,238)    (393,636)    (622,659)
Loans - net                                     (942)        (2,230)          (87)          (60)         (49)          --
Contract maintenance charge                  (37,489)       (43,116)       (9,489)      (11,786)        (614)        (562)
Transfers among the sub-accounts
   and with the Fixed Account - net         (140,317)    (2,764,882)     (633,403)     (750,804)      64,955      942,996
                                        ------------   ------------   -----------   -----------   ----------   ----------
Increase (decrease) in net
   assets from contract
   transactions                          (12,030,862)   (12,483,834)   (4,485,366)   (4,155,189)    (307,094)     414,180
                                        ------------   ------------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS                                 (6,954,415)    (8,543,437)   (3,962,849)   (3,982,238)     206,254    1,075,756
NET ASSETS AT BEGINNING OF
   PERIOD                                 63,189,936     71,733,373    23,311,387    27,293,625    6,835,243    5,759,487
                                        ------------   ------------   -----------   -----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $ 56,235,521   $ 63,189,936   $19,348,538   $23,311,387   $7,041,497   $6,835,243
                                        ============   ============   ===========   ===========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  3,775,599      4,454,182     1,632,401     1,890,610      540,397      506,240
         Units issued                        298,421        285,369       217,570       368,351      136,871      210,815
         Units redeemed                     (925,363)      (963,952)     (499,368)     (626,560)    (160,558)    (176,658)
                                        ------------   ------------   -----------   -----------   ----------   ----------
   Units outstanding at end
      of period                            3,148,657      3,775,599     1,350,603     1,632,401      516,710      540,397
                                        ============   ============   ===========   ===========   ==========   ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen                  Janus Aspen                  Janus Aspen
                                                  Series                      Series                       Series
                                               Sub-Account                  Sub-Account                  Sub-Account
                                        -------------------------   --------------------------   --------------------------
                                                Large Cap                                                 Worldwide
                                                  Growth                  Mid Cap Growth                   Growth
                                        -------------------------   --------------------------   --------------------------
                                           2006           2005          2006          2005           2006          2005
                                        -----------   -----------   ------------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (302,794)  $  (403,831)  $   (404,240)  $  (446,251)  $   111,350   $    (33,196)
Net realized gains (losses)              (1,124,065)   (2,315,154)      (506,947)   (2,407,261)     (598,138)    (1,836,916)
Change in unrealized gains (losses)       4,370,128     3,537,242      4,021,484     6,009,182     5,935,018      3,399,975
                                        -----------   -----------   ------------   -----------   -----------   ------------
Increase (decrease) in net
   assets from operations                 2,943,269       818,257      3,110,297     3,155,670     5,448,230      1,529,863
                                        -----------   -----------   ------------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    457,795       725,309        678,744     1,149,163       527,077        715,254
Benefit payments                           (457,332)     (596,898)      (332,123)     (254,166)     (379,563)      (374,283)
Payments on termination                  (5,850,757)   (6,248,947)    (4,312,175)   (4,502,612)   (7,244,894)    (7,263,467)
Loans - net                                  (1,139)       (1,170)        (1,058)       (1,132)       (1,898)        (2,418)
Contract maintenance charge                 (27,108)      (32,650)       (27,131)      (31,874)      (28,635)       (34,737)
Transfers among the sub-accounts
   and with the Fixed Account - net      (1,570,611)   (2,734,636)    (1,157,161)   (3,457,490)   (1,918,709)    (3,737,062)
                                        -----------   -----------   ------------   -----------   -----------   ------------
Increase (decrease) in net
   assets from contract
   transactions                          (7,449,152)   (8,888,992)    (5,150,904)   (7,098,111)   (9,046,622)   (10,696,713)
                                        -----------   -----------   ------------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS                                (4,505,883)   (8,070,735)    (2,040,607)   (3,942,441)   (3,598,392)    (9,166,850)
NET ASSETS AT BEGINNING OF
   PERIOD                                34,629,577    42,700,312     29,154,962    33,097,403    39,275,996     48,442,846
                                        -----------   -----------   ------------   -----------   -----------   ------------
NET ASSETS AT END OF PERIOD             $30,123,694   $34,629,577   $ 27,114,355   $29,154,962   $35,677,604   $ 39,275,996
                                        ===========   ===========   ============   ===========   ===========   ============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 2,814,689     3,471,012      2,131,930     2,546,998     3,020,619      3,763,794
         Units issued                       166,665       204,149        286,968       703,720       152,612        186,954
         Units redeemed                    (702,394)     (860,472)      (558,019)   (1,118,788)     (779,237)      (930,129)
                                        -----------   -----------   ------------   -----------   -----------   ------------
    Units outstanding at end
       of period                          2,278,960     2,814,689      1,860,879     2,131,930     2,393,994      3,020,619
                                        ===========   ===========   ============   ===========   ===========   ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                Janus Aspen              Janus Aspen             Janus Aspen
                                                  Series                   Series                  Series
                                             (Service Shares)         (Service Shares)        (Service Shares)
                                                Sub-Account              Sub-Account             Sub-Account
                                        -----------------------  ------------------------  ----------------------
                                                Balanced               Foreign Stock          Forty Portfolio
                                            (Service Shares)         (Service Shares)         (Service Shares)
                                        -----------------------  ------------------------  ----------------------
                                            2006        2005         2006         2005        2006        2005
                                        -----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $    55,179  $   49,868  $     9,812  $   (72,441) $  (75,177) $  (32,726)
Net realized gains (losses)                  87,975      20,792      993,831      487,929      72,649      28,170
Change in unrealized gains (losses)         759,863     333,107      908,536       69,652     409,134     236,196
                                        -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from operations                   903,017     403,767    1,912,179      485,140     406,606     231,640
                                        -----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  2,642,451   3,293,383    1,645,642    2,172,555   2,378,269   1,994,490
Benefit payments                            (67,461)        (54)    (233,928)    (130,298)     (5,918)    (21,899)
Payments on termination                    (797,936)   (214,793)  (1,437,405)    (900,575)   (328,722)    (56,369)
Loans - net                                     (22)        (13)         (58)         (26)         --          --
Contract maintenance charge                 (17,717)     (7,613)     (10,624)      (5,307)     (5,520)     (1,596)
Transfers among the sub-accounts
   and with the Fixed Account - net       1,831,737   1,578,940      427,174      338,114      33,767     662,654
                                        -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                           3,591,052   4,649,850      390,801    1,474,463   2,071,876   2,577,280
                                        -----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                 4,494,069   5,053,617    2,302,980    1,959,603   2,478,482   2,808,920
NET ASSETS AT BEGINNING OF
   PERIOD                                 7,877,304   2,823,687   11,288,853    9,329,250   3,728,495     919,575
                                        -----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD             $12,371,373  $7,877,304  $13,591,833  $11,288,853  $6,206,977  $3,728,495
                                        ===========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   701,096     266,330      905,349      775,220     293,574      80,230
         Units issued                       468,151     513,188      345,115      519,763     274,354     254,252
         Units redeemed                    (156,545)    (78,422)    (303,117)    (389,634)   (113,498)    (40,908)
                                        -----------  ----------  -----------  -----------  ----------  ----------
   Units outstanding at end
      of period                           1,012,702     701,096      947,347      905,349     454,430     293,574
                                        ===========  ==========  ===========  ===========  ==========  ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                              Janus Aspen              Janus Aspen              Janus Aspen
                                                Series                   Series                   Series
                                           (Service Shares)         (Service Shares)         (Service Shares)
                                              Sub-Account              Sub-Account              Sub-Account
                                        ----------------------  ------------------------  ----------------------
                                               INTECH
                                            Risk-Managed              Mid Cap Value           Small Company
                                          Core Portfolio (q)        (Service Shares)      Value (Service Shares)
                                        ----------------------  ------------------------  ----------------------
                                           2006        2005        2006          2005        2006      2005 (aa)
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (91,757) $  261,263  $   265,721  $   438,500  $  (73,484) $   (7,770)
Net realized gains (losses)                492,687     568,141      755,712      323,654     118,977         (47)
Change in unrealized gains (losses)        134,125    (500,915)   1,719,995       74,743     781,320      16,530
                                        ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from operations                  535,055     328,489    2,741,428      836,897     826,813       8,713
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                 1,370,596   2,449,851    6,772,230    8,565,577   3,620,869   1,651,688
Benefit payments                            (5,890)    (25,346)     (86,806)     (66,906)         --          --
Payments on termination                   (754,188)   (139,488)  (1,122,565)    (287,654)   (250,606)     (9,512)
Loans - net                                     --          --           --           --          --          --
Contract maintenance charge                (14,631)     (6,005)     (53,482)     (14,280)     (6,569)        (87)
Transfers among the sub-accounts
   and with the Fixed Account - net        500,021   1,092,295    1,934,863    2,752,468     998,727     415,809
                                        ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                          1,095,908   3,371,307    7,444,240   10,949,205   4,362,421   2,057,898
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                1,630,963   3,699,796   10,185,668   11,786,102   5,189,234   2,066,611
NET ASSETS AT BEGINNING OF
   PERIOD                                5,282,199   1,582,403   15,610,993    3,824,891   2,066,611          --
                                        ----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD             $6,913,162  $5,282,199  $25,796,661  $15,610,993  $7,255,845  $2,066,611
                                        ==========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  427,743     139,880    1,278,385      339,189     188,546          --
         Units issued                      191,547     352,981      888,621    1,052,939     539,618     206,372
         Units redeemed                   (105,992)    (65,118)    (302,630)    (113,743)   (176,477)    (17,826)
                                        ----------  ----------  -----------  -----------  ----------  ----------
   Units outstanding at end
      of period                            513,298     427,743    1,864,376    1,278,385     551,687     188,546
                                        ==========  ==========  ===========  ===========  ==========  ==========

(q)  Previously known as Risk-Managed Core (Service Shares)
(aa) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                              Janus Aspen                 Lazard                  Lazard
                                                Series                  Retirement              Retirement
                                            (Service Shares)           Series, Inc.            Series, Inc.
                                               Sub-Account             Sub-Account             Sub-Account
                                        ----------------------  ------------------------  ----------------------
                                              Worldwide
                                               Growth                    Emerging              International
                                           (Service Shares)               Markets                 Equity
                                        ----------------------  ------------------------  ----------------------
                                           2006         2005        2006         2005        2006        2005
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $    4,269  $   (7,560) $  (121,492) $   (95,567) $  (10,940) $  (11,647)
Net realized gains (losses)                 71,468      36,890    2,413,117      843,000     219,232      79,080
Change in unrealized gains (losses)        366,800      76,671      351,121    2,061,783     279,100     121,806
                                        ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from operations                  442,537     106,001    2,642,746    2,809,216     487,392     189,239
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    34,342      41,719      129,405      139,521      38,060      29,316
Benefit payments                            (2,616)     (4,941)     (81,275)     (15,303)    (14,523)    (16,420)
Payments on termination                   (179,825)   (186,043)  (1,779,779)    (521,445)   (227,960)   (162,413)
Loans - net                                    (50)        (64)          --           --          --          --
Contract maintenance charge                   (471)       (504)      (2,158)      (1,825)       (825)       (791)
Transfers among the sub-accounts
   and with the Fixed Account - net         (4,573)     69,282      692,470    2,655,325     308,223      28,860
                                        ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                           (153,193)    (80,551)  (1,041,337)   2,256,273     102,975    (121,448)
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                  289,344      25,450    1,601,409    5,065,489     590,367      67,791
NET ASSETS AT BEGINNING OF
   PERIOD                                2,852,102   2,826,652   10,944,633    5,879,144   2,280,527   2,212,736
                                        ----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD             $3,141,446  $2,852,102  $12,546,042  $10,944,633  $2,870,894  $2,280,527
                                        ==========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  294,927     305,359      464,923      347,447     221,148     233,942
         Units issued                       30,433      38,692      218,634      214,497      51,632      32,251
         Units redeemed                    (46,814)    (49,124)    (267,526)     (97,021)    (42,239)    (45,045)
                                        ----------  ----------  -----------  -----------  ----------  ----------
   Units outstanding at end
      of period                            278,546     294,927      416,031      464,923     230,541     221,148
                                        ==========  ==========  ===========  ===========  ==========  ==========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------

                                                Legg Mason                Legg Mason                 Legg Mason
                                            Partners Variable          Partners Variable         Partners Variable
                                               Portfolios I              Portfolios I               Portfolios I
                                             Sub-Account (r)            Sub-Account (s)           Sub-Account (s)
                                        -------------------------   -----------------------   -------------------------
                                                Legg Mason                Legg Mason                 Legg Mason
                                               Variable All               Variable All          Variable Global High
                                            Cap Portfolio I (t)       Cap Portfolio II (u)        Yield Bond II (v)
                                        -------------------------   -----------------------   -------------------------
                                            2006          2005         2006         2005         2006          2005
                                        -----------   -----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   (25,441)  $   (79,173)  $   (8,010)  $  (10,895)  $ 1,293,637   $   919,999
Net realized gains (losses)               1,045,592       315,142      129,708        9,899       173,525       335,811
Change in unrealized gains (losses)         589,760        51,494      199,162       48,088       798,668      (925,433)
                                        -----------   -----------   ----------   ----------   -----------   -----------
Increase (decrease) in net
   assets from operations                 1,609,911       287,463      320,860       47,092     2,265,830       330,377
                                        -----------   -----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    126,226       139,910      446,300      504,145     8,039,598     9,918,220
Benefit payments                           (145,223)     (113,845)      (2,503)      (4,548)     (255,306)     (181,919)
Payments on termination                  (1,465,112)     (732,821)    (191,301)     (53,769)   (1,679,989)     (639,524)
Loans - net                                     (95)          (27)         (17)          (5)           (5)           --
Contract maintenance charge                  (2,536)       (2,910)      (2,654)      (1,074)      (55,333)      (19,340)
Transfers among the sub-accounts
   and with the Fixed Account - net      (1,307,176)     (224,123)     428,301      305,305     3,062,755     3,529,523
                                        -----------   -----------   ----------   ----------   -----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                          (2,793,916)     (933,816)     678,126      750,054     9,111,720    12,606,960
                                        -----------   -----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                                (1,184,005)     (646,353)     998,986      797,146    11,377,550    12,937,337
NET ASSETS AT BEGINNING OF
   PERIOD                                11,680,948    12,327,301    1,642,369      845,223    20,052,332     7,114,995
                                        -----------   -----------   ----------   ----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $10,496,943   $11,680,948   $2,641,355   $1,642,369   $31,429,882   $20,052,332
                                        ===========   ===========   ==========   ==========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   863,290       929,528      156,411       82,102     1,813,629       655,971
         Units issued                        68,731       115,930       95,787      102,171     1,133,581     1,347,267
         Units redeemed                    (275,728)     (182,168)     (35,307)     (27,862)     (330,540)     (189,609)
                                        -----------   -----------   ----------   ----------   -----------   -----------
   Units outstanding at end
      of period                             656,293       863,290      216,891      156,411     2,616,670     1,813,629
                                        ===========   ===========   ==========   ==========   ===========   ===========

(r) Previously known as Salomon Brothers Variable Series Funds, Inc Sub-Account
(s) Previously known as Salomon Brothers Variable Series Funds, Inc (Class II) Sub-Account
(t) Previously known as All Cap
(u) Previously known as All Cap (Class II)
(v) Previously known as High Yield (Class II)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------
                                                Legg Mason                Legg Mason                 MFS Variable
                                            Partners Variable          Partners Variable              Insurance
                                               Portfolios I              Portfolios I                   Trust
                                             Sub-Account (r)            Sub-Account (s)              Sub-Account
                                        -------------------------   -----------------------   ------------------------
                                                Legg Mason                Legg Mason
                                            Variable Investors         Variable Investors           MFS Emerging
                                              Portfolio I (w)           Portfolio II (x)               Growth
                                        -------------------------   -----------------------   ------------------------
                                           2006           2005         2006         2005          2006         2005
                                        -----------   -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $    21,479   $   (45,253)  $  (14,341)  $  (12,541)  $  (102,670)  $ (102,920)
Net realized gains (losses)                 749,019       172,106      148,138        6,785      (112,747)    (238,658)
Change in unrealized gains (losses)       1,493,021       545,331      263,252      100,972       606,381      834,694
                                        -----------   -----------   ----------   ----------   -----------   ----------
Increase (decrease) in net
   assets from operations                 2,263,519       672,184      397,049       95,216       390,964      493,116
                                        -----------   -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    315,398       214,755      265,466      696,874        97,724      155,918
Benefit payments                            (53,749)      (93,950)      (5,608)      (2,966)      (54,768)    (103,777)
Payments on termination                  (1,306,012)   (1,071,407)    (178,178)     (55,906)     (785,848)    (502,002)
Loans - net                                     (15)           (9)          --           --          (101)         (56)
Contract maintenance charge                  (4,060)       (4,469)      (3,771)      (2,724)       (5,454)      (5,938)
Transfers among the sub-accounts
   and with the Fixed Account - net          60,111      (415,107)     152,367      432,121      (268,260)    (128,629)
                                        -----------   -----------   ----------   ----------   -----------   ----------
Increase (decrease) in net
   assets from contract
   transactions                            (988,327)   (1,370,187)     230,276    1,067,399    (1,016,707)    (584,484)
                                        -----------   -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS                                 1,275,192      (698,003)     627,325    1,162,615      (625,743)     (91,368)
NET ASSETS AT BEGINNING OF
   PERIOD                                14,350,993    15,048,996    2,269,227    1,106,612     7,069,846    7,161,214
                                        -----------   -----------   ----------   ----------   -----------   ----------
NET ASSETS AT END OF PERIOD             $15,626,185   $14,350,993   $2,896,552   $2,269,227   $ 6,444,103   $7,069,846
                                        ===========   ===========   ==========   ==========   ===========   ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 1,250,382     1,376,095      209,221      106,408       843,126      902,789
         Units issued                       125,227       121,828       72,465      122,237        53,884       86,210
         Units redeemed                    (206,930)     (247,541)     (51,263)     (19,424)     (161,992)    (145,873)
                                        -----------   -----------   ----------   ----------   -----------   ----------
   Units outstanding at end
   of period                              1,168,679     1,250,382      230,423      209,221       735,018      843,126
                                        ===========   ===========   ==========   ==========   ===========   ==========

(r) Previously known as Salomon Brothers Variable Series Funds, Inc Sub-Account
(s) Previously known as Salomon Brothers Variable Series Funds, Inc (Class II) Sub-Account
(w) Previously known as Investors
(x) Previously known as Variable Investors (Class II)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------------

                                              MFS Variable               MFS Variable                MFS Variable
                                            Insurance Trust             Insurance Trust            Insurance Trust
                                              Sub-Account                 Sub-Account                Sub-Account
                                        ------------------------   -------------------------   ------------------------
                                              MFS Investors                 MFS New
                                                  Trust                    Discovery                  MFS Research
                                        ------------------------   -------------------------   ------------------------
                                           2006          2005          2006          2005         2006         2005
                                        -----------   ----------   -----------   -----------   ----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   (59,281)  $  (57,694)  $  (188,332)  $  (189,137)  $  (34,599)  $   (40,241)
Net realized gains (losses)                 243,083       36,389       577,057       138,025       27,941      (108,415)
Change in unrealized gains (losses)         461,263      365,780       905,575       394,573      316,822       369,362
                                        -----------   ----------   -----------   -----------   ----------   -----------
Increase (decrease) in net
   assets from operations                   645,065      344,475     1,294,300       343,461      310,164       220,706
                                        -----------   ----------   -----------   -----------   ----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    120,770      101,289       396,740       470,081          337        39,233
Benefit payments                            (79,848)    (117,373)      (37,080)      (57,020)     (30,058)      (69,146)
Payments on termination                  (1,260,657)    (494,596)   (1,051,074)     (932,683)    (397,689)     (372,021)
Loans - net                                     (18)         (30)          (38)          (65)         (93)          (80)
Contract maintenance charge                  (3,564)      (3,983)       (8,116)       (8,885)      (2,027)       (2,546)
Transfers among the sub-accounts
   and with the Fixed Account - net        (110,335)    (205,478)     (819,118)   (1,492,314)     (61,413)     (621,545)
                                        -----------   ----------   -----------   -----------   ----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                          (1,333,652)    (720,171)   (1,518,686)   (2,020,886)    (490,943)   (1,026,105)
                                        -----------   ----------   -----------   -----------   ----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                                  (688,587)    (375,696)     (224,386)   (1,677,425)    (180,779)     (805,399)
NET ASSETS AT BEGINNING OF
   PERIOD                                 6,365,266    6,740,962    12,173,913    13,851,338    3,910,288     4,715,687
                                        -----------   ----------   -----------   -----------   ----------   -----------
NET ASSETS AT END OF PERIOD             $ 5,676,679   $6,365,266   $11,949,527   $12,173,913   $3,729,509   $ 3,910,288
                                        ===========   ==========   ===========   ===========   ==========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   639,324      712,456     1,107,727     1,275,087      380,656       481,479
         Units issued                        65,670       49,325        77,877       123,137       19,125        89,134
         Units redeemed                    (187,438)    (122,457)     (201,445)     (290,497)     (64,632)     (189,957)
                                        -----------   ----------   -----------   -----------   ----------   -----------
   Units outstanding at end
   of period                                517,556      639,324       984,159     1,107,727      335,149       380,656
                                        ===========   ==========   ===========   ===========   ==========   ===========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------

                                                                        MFS Variable             MFS Variable
                                              MFS Variable            Insurance Trust          Insurance Trust
                                             Insurance Trust          (Service Class)          (Service Class)
                                               Sub-Account              Sub-Account              Sub-Account
                                        ------------------------  -----------------------  -----------------------
                                                                                                 MFS Investor
                                                MFS Total             MFS High Income            Growth Stock
                                                 Return               (Service Class)          (Service Class)
                                        ------------------------  -----------------------  -----------------------
                                            2006        2005          2006        2005         2006        2005
                                        -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   327,855  $   187,787  $   548,785  $  318,301  $  (221,973) $  (46,707)
Net realized gains (losses)               1,756,664    1,870,981      (25,434)    (10,268)      29,548       4,030
Change in unrealized gains (losses)       1,325,883   (1,577,603)     279,720    (239,490)     991,253     230,852
                                        -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net
   assets from operations                 3,410,402      481,165      803,071      68,543      798,828     188,175
                                        -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    595,735      853,112    1,548,372   3,017,188    5,732,664   6,055,289
Benefit payments                           (290,096)    (226,249)     (25,982)    (85,305)    (182,700)    (61,435)
Payments on termination                  (4,721,939)  (3,261,601)    (687,499)   (383,811)    (699,234)    (81,890)
Loans - net                                    (313)        (146)          --          --           --          --
Contract maintenance charge                 (14,937)     (16,375)     (23,637)    (14,849)     (31,569)       (798)
Transfers among the sub-accounts
   and with the Fixed Account - net        (828,396)   3,149,940      628,777   1,547,043    2,574,849   1,821,888
                                        -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                          (5,259,946)     498,681    1,440,031   4,080,266    7,394,010   7,733,054
                                        -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                (1,849,544)     979,846    2,243,102   4,148,809    8,192,838   7,921,229
NET ASSETS AT BEGINNING OF
   PERIOD                                36,627,146   35,647,300    8,733,028   4,584,219    8,635,834     714,605
                                        -----------  -----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD             $34,777,602  $36,627,146  $10,976,130  $8,733,028  $16,828,672  $8,635,834
                                        ===========  ===========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 2,595,128    2,555,759      817,880     431,343      805,525      68,367
         Units issued                       287,866      531,834      257,977     509,361      855,050     786,915
         Units redeemed                    (642,805)    (492,465)    (126,313)   (122,824)    (175,365)    (49,757)
                                        -----------  -----------  -----------  ----------  -----------  ----------
   Units outstanding at end
      of period                           2,240,189    2,595,128      949,544     817,880    1,485,210     805,525
                                        ===========  ===========  ===========  ==========  ===========  ==========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                             MFS Variable            MFS Variable             MFS Variable
                                            Insurance Trust         Insurance Trust          Insurance Trust
                                            (Service Class)         (Service Class)          (Service Class)
                                              Sub-Account             Sub-Account              Sub-Account
                                        ----------------------  ----------------------  ------------------------
                                                                        MFS New                MFS Total
                                             MFS Investors             Discovery                 Return
                                         Trust (Service Class)      (Service Class)          (Service Class)
                                        ----------------------  ----------------------  ------------------------
                                           2006        2005        2006        2005        2006         2005
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (39,139) $  (21,623) $ (128,275) $ (107,977) $   103,100  $     5,915
Net realized gains (losses)                  5,679       8,001     494,469     200,363      624,387      431,498
Change in unrealized gains (losses)        253,844     126,430     479,051     163,772    1,141,092     (258,867)
                                        ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net
   assets from operations                  220,384     112,808     845,245     256,158    1,868,579      178,546
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                   324,925     815,698   1,090,668   1,413,078    2,930,969    6,669,989
Benefit payments                            (5,589)    (16,909)    (93,256)    (30,013)    (201,067)     (45,219)
Payments on termination                   (126,133)    (36,561)   (749,551)   (666,840)  (1,393,050)    (493,224)
Loans - net                                     --          --         (58)        (55)         (32)          (9)
Contract maintenance charge                 (5,179)     (2,823)     (6,109)     (5,468)     (34,707)     (16,934)
Transfers among the sub-accounts
   and with the Fixed Account - net        185,732     497,945    (389,227)   (644,805)   1,225,330    3,312,723
                                        ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                            373,756   1,257,350    (147,533)     65,897    2,527,443    9,427,326
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                  594,140   1,370,158     697,712     322,055    4,396,022    9,605,872
NET ASSETS AT BEGINNING OF
   PERIOD                                2,323,317     953,159   7,755,658   7,433,603   16,782,297    7,176,425
                                        ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $2,917,457  $2,323,317  $8,453,370  $7,755,658  $21,178,319  $16,782,297
                                        ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  204,589      88,382     758,452     754,225    1,544,705      667,039
         Units issued                      276,661     130,869     232,588     315,882      553,323    1,005,904
         Units redeemed                   (249,608)    (14,662)   (248,276)   (311,655)    (323,756)    (128,238)
                                        ----------  ----------  ----------  ----------  -----------  -----------
   Units outstanding at end
      of period                            231,642     204,589     742,764     758,452    1,774,272    1,544,705
                                        ==========  ==========  ==========  ==========  ===========  ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                                                                              Oppenheimer
                                             MFS Variable            MFS Variable               Variable
                                            Insurance Trust        Insurance Trust           Account Funds
                                            (Service Class)        (Service Class)       (Service Class ("SC"))
                                              Sub-Account            Sub-Account              Sub-Account
                                        ----------------------  ----------------------  ------------------------
                                                                                               Oppenheimer
                                             MFS Utilities             MFS Value                 Global
                                            (Service Class)         (Service Class)          Securities (SC)
                                        ----------------------  ----------------------  ------------------------
                                           2006        2005        2006        2005        2006         2005
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   27,247  $  (65,790) $  (48,265) $  (35,543) $  (156,475) $   (95,305)
Net realized gains (losses)                939,338     424,419     291,052      76,692    1,226,681       83,283
Change in unrealized gains (losses)        963,634     501,934     919,894     153,802    1,671,131    1,557,163
                                        ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net
   assets from operations                1,930,219     860,563   1,162,681     194,951    2,741,337    1,545,141
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    95,553      72,505   1,121,325   2,270,732    5,287,951    5,571,134
Benefit payments                           (57,262)    (31,984)    (27,057)    (35,222)     (74,158)     (20,349)
Payments on termination                   (776,121)   (602,484)   (471,363)    (91,220)  (1,167,980)    (401,875)
Loans - net                                    (49)        (31)         --          --         (148)        (138)
Contract maintenance charge                 (1,526)     (1,417)    (11,708)     (5,625)     (13,108)      (7,206)
Transfers among the sub-accounts
   and with the Fixed Account - net         37,836   2,518,737   1,514,446   1,132,572      945,468    1,879,341
                                        ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                           (701,569)  1,955,326   2,125,643   3,271,237    4,978,025    7,020,907
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                1,228,650   2,815,889   3,288,324   3,466,188    7,719,362    8,566,048
NET ASSETS AT BEGINNING OF
   PERIOD                                7,600,585   4,784,696   5,181,223   1,715,035   14,533,667    5,967,619
                                        ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $8,829,235  $7,600,585  $8,469,547  $5,181,223  $22,253,029  $14,533,667
                                        ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  499,439     359,974     443,134     153,772    1,139,344      525,317
         Units issued                      141,170     284,895     278,477     330,727      654,046      728,733
         Units redeemed                   (192,240)   (145,430)   (111,021)    (41,365)    (283,373)    (114,706)
                                        ----------  ----------  ----------  ----------  -----------  -----------
   Units outstanding at end
      of period                            448,369     499,439     610,590     443,134    1,510,017    1,139,344
                                        ==========  ==========  ==========  ==========  ===========  ===========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                              Oppenheimer              Oppenheimer
                                                Variable                 Variable             Panorama Series
                                             Account Funds            Account Funds            Fund, Inc.
                                         (Service Class ("SC"))   (Service Class ("SC"))  (Service Class ("SC"))
                                              Sub-Account              Sub-Account             Sub-Account
                                        ------------------------  ----------------------  ----------------------
                                               Oppenheimer                                     Oppenheimer
                                          Main Street Small Cap         Oppenheimer           International
                                               Growth (SC)         MidCap Fund (SC) (y)        Growth (SC)
                                        ------------------------  ----------------------  ----------------------
                                            2006         2005        2006      2005 (aa)     2006        2005
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (919,067) $  (616,959) $  (45,961) $   (4,097) $  (40,191) $  (21,375)
Net realized gains (losses)               3,680,574    2,425,469     (14,093)      1,307     238,335     135,290
Change in unrealized gains (losses)       4,164,800    1,666,584      36,873      34,929     686,783     223,889
                                        -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets from operations                 6,926,307    3,475,094     (23,181)     32,139     884,927     337,804
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  9,985,476    9,722,785   2,031,094   1,074,829      69,192     176,824
Benefit payments                           (544,695)    (282,465)     (2,296)         --     (56,594)     (1,173)
Payments on termination                  (5,260,240)  (3,044,308)   (162,813)     (1,589)   (389,807)   (427,650)
Loans - net                                    (119)         (49)         --          --          (8)         (6)
Contract maintenance charge                 (48,075)     (21,483)     (2,849)        (21)       (825)       (583)
Transfers among the sub-accounts
   and with the Fixed Account - net       6,342,329    3,431,007     587,585     142,319     407,814     672,498
                                        -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                          10,474,676    9,805,487   2,450,721   1,215,538      29,772     419,910
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                17,400,983   13,280,581   2,427,540   1,247,677     914,699     757,714
NET ASSETS AT BEGINNING OF
   PERIOD                                49,089,632   35,809,051   1,247,677          --   3,214,610   2,456,896
                                        -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD             $66,490,615  $49,089,632  $3,675,217  $1,247,677  $4,129,309  $3,214,610
                                        ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 3,660,040    2,781,438     106,593          --     249,293     216,246
         Units issued                     1,793,836    1,881,575     288,176     108,642      77,888     137,890
         Units redeemed                    (999,549)  (1,002,973)    (84,066)     (2,049)    (75,632)   (104,843)
                                        -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
      of period                           4,454,327    3,660,040     310,703     106,593     251,549     249,293
                                        ===========  ===========  ==========  ==========  ==========  ==========

(y)  Previously known as Oppenheimer Aggressive Growth (SC)
(aa) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------

                                        PIMCO Advisors       PIMCO Advisors           PIMCO Advisors
                                           Variable             Variable                 Variable
                                          Insurance            Insurance                Insurance
                                            Trust                Trust                    Trust
                                         Sub-Account          Sub-Account              Sub-Account
                                        --------------  ------------------------  ----------------------
                                        NJF Small Cap
                                            Value            OpCap Balanced            OpCap Equity
                                        -------------   ------------------------  ----------------------
                                          2005 (ac)         2006        2005         2006        2005
                                         -----------    -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)             $     7,075    $  (181,753) $  (334,901) $  (70,834) $  (74,260)
Net realized gains (losses)                   35,740        992,102    1,512,138     635,206     125,342
Change in unrealized gains (losses)         (135,404)     1,589,010     (856,855)    329,968     324,789
                                         -----------    -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from operations                    (92,589)     2,399,359      320,382     894,340     375,871
                                         -----------    -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                   1,041,240      1,187,681    1,432,882      42,997      78,277
Benefit payments                                  --       (209,783)    (410,019)    (40,570)    (38,634)
Payments on termination                      (41,907)    (2,386,285)  (2,103,532)   (570,493)   (618,858)
Loans - net                                       --           (132)         (75)        (84)       (132)
Contract maintenance charge                     (209)       (12,495)     (11,825)     (1,843)     (2,039)
Transfers among the sub-accounts
   and with the Fixed Account - net       (3,449,517)      (686,352)    (315,291)   (335,712)    726,547
                                         -----------    -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                           (2,450,393)    (2,107,366)  (1,407,860)   (905,705)    145,161
                                         -----------    -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                 (2,542,982)       291,993   (1,087,478)    (11,365)    521,032
NET ASSETS AT BEGINNING OF
   PERIOD                                  2,542,982     27,558,677   28,646,155   7,151,637   6,630,605
                                         -----------    -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD              $        --    $27,850,670  $27,558,677  $7,140,272  $7,151,637
                                         ===========    ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                    214,360      2,522,657    2,653,703     594,261     581,102
         Units issued                        129,268        299,069      562,980      58,112     112,053
         Units redeemed                     (343,628)      (485,904)    (694,026)   (130,320)    (98,894)
                                         -----------    -----------  -----------  ----------  ----------
   Units outstanding at end
      of period                                   --      2,335,822    2,522,657     522,053     594,261
                                         ===========    ===========  ===========  ==========  ==========

(ac) For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------

                                             PIMCO Advisors           PIMCO Advisors      PIMCO Advisors
                                                Variable                 Variable            Variable
                                               Insurance                Insurance           Insurance
                                                 Trust                    Trust               Trust
                                              Sub-Account              Sub-Account         Sub-Account
                                        ----------------------  ------------------------  ---------------
                                                 OpCap                 OpCap Small        PEA Science and
                                              Renaissance                  Cap               Technology
                                        ----------------------  ------------------------  ---------------
                                           2006        2005         2006         2005        2005 (ac)
                                        ----------  ----------  -----------  -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (90,334) $  (84,959) $  (331,788) $  (312,865)  $    (42,717)
Net realized gains (losses)                 39,480     155,469    1,971,296    3,143,754       (999,845)
Change in unrealized gains (losses)        691,583    (279,292)   2,754,177   (3,347,467)      (372,700)
                                        ----------  ----------  -----------  -----------   ------------
Increase (decrease) in net
   assets from operations                  640,729    (208,782)   4,393,685     (516,578)    (1,415,262)
                                        ----------  ----------  -----------  -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                   788,564   2,313,088      496,297      618,384        255,516
Benefit payments                           (10,527)   (131,031)     (79,191)    (221,203)       (29,672)
Payments on termination                   (363,279)   (245,294)  (2,675,020)  (1,720,518)      (127,547)
Loans - net                                     --          --         (173)         (86)            (7)
Contract maintenance charge                (17,658)    (12,150)      (8,626)      (8,867)        (2,431)
Transfers among the sub-accounts
   and with the Fixed Account - net        (58,165)    291,903      104,052   (1,820,406)    (9,803,122)
                                        ----------  ----------  -----------  -----------   ------------
Increase (decrease) in net
   assets from contract
   transactions                            338,935   2,216,516   (2,162,661)  (3,152,696)    (9,707,263)
                                        ----------  ----------  -----------  -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS                                  979,664   2,007,734    2,231,024   (3,669,274)   (11,122,525)
NET ASSETS AT BEGINNING OF
   PERIOD                                6,196,936   4,189,202   20,259,257   23,928,531     11,122,525
                                        ----------  ----------  -----------  -----------   ------------
NET ASSETS AT END OF PERIOD             $7,176,600  $6,196,936  $22,490,281  $20,259,257   $         --
                                        ==========  ==========  ===========  ===========   ============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  588,445     373,867    1,435,562    1,677,250      2,305,564
         Units issued                      155,230     380,034      355,530      291,716        147,387
         Units redeemed                   (122,227)   (165,456)    (490,201)    (533,404)    (2,452,951)
                                        ----------  ----------  -----------  -----------   ------------
   Units outstanding at end
      of period                            621,448     588,445    1,300,891    1,435,562             --
                                        ==========  ==========  ===========  ===========   ============

(ac) For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                             PIMCO Variable             PIMCO Variable           PIMCO Variable
                                                Insurance                 Insurance                Insurance
                                                  Trust                     Trust                    Trust
                                               Sub-Account               Sub-Account              Sub-Account
                                        ------------------------  ------------------------  ------------------------
                                                                                                   PIMCO Real
                                               Foreign Bond              Money Market                Return
                                        ------------------------  ------------------------  ------------------------
                                            2006         2005         2006         2005         2006         2005
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   511,008  $   220,803  $ 1,285,187  $   434,231  $   861,989  $   253,628
Net realized gains (losses)                 351,500      302,127           --           --      740,397      313,358
Change in unrealized gains (losses)        (657,501)     251,510           --           --   (1,844,278)    (468,546)
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations                   205,007      774,440    1,285,187      434,231     (241,892)      98,440
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  4,840,585    7,054,584    3,417,708    7,998,418    6,961,175   12,893,469
Benefit payments                           (482,584)    (140,677)    (523,745)    (419,258)    (369,219)    (167,686)
Payments on termination                  (4,429,223)  (3,143,306)  (8,106,025)  (5,852,016)  (2,433,798)  (1,068,100)
Loans - net                                     (78)         (37)         (74)        (666)          (2)           -
Contract maintenance charge                 (42,424)     (14,792)     (88,974)     (48,562)     (70,054)     (27,874)
Transfers among the sub-accounts
   and with the Fixed Account - net       1,489,433    4,071,106   10,128,512    5,654,651    2,477,904    3,983,322
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                           1,375,709    7,826,878    4,827,402    7,332,567    6,566,006   15,613,131
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                 1,580,716    8,601,318    6,112,589    7,766,798    6,324,114   15,711,571
NET ASSETS AT BEGINNING OF
   PERIOD                                27,568,527   18,967,209   38,893,708   31,126,910   27,899,968   12,188,397
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $29,149,243  $27,568,527  $45,006,297  $38,893,708  $34,224,082  $27,899,968
                                        ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 2,410,478    1,668,685    3,774,357    3,040,741    2,613,000    1,139,146
         Units issued                     1,299,353    1,455,413    3,769,632    3,211,350    1,634,301    2,495,054
         Units redeemed                  (1,132,110)    (713,620)  (3,299,713)  (2,477,734)  (1,010,312)  (1,021,200)
                                        -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                           2,577,721    2,410,478    4,244,276    3,774,357    3,236,989    2,613,000
                                        ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------

                                              PIMCO Variable            PIMCO Variable
                                                 Insurance                 Insurance              Putnam Variable
                                                   Trust                     Trust                     Trust
                                                Sub-Account               Sub-Account               Sub-Account
                                        --------------------------  -----------------------  ------------------------
                                                                         StocksPLUS(R)
                                                PIMCO Total               Growth and
                                                   Return             Income Portfolio (z)         VT High Yield
                                        --------------------------  -----------------------  ------------------------
                                            2006          2005          2006        2005         2006         2005
                                        ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  3,115,356  $  1,964,243  $   254,392  $   67,733  $   600,893  $   637,576
Net realized gains (losses)                   68,343     1,978,563      234,027     113,274        1,195       69,623
Change in unrealized gains (losses)         (705,469)   (3,007,733)     435,807     (30,953)     232,824     (560,130)
                                        ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net
   assets from operations                  2,478,230       935,073      924,226     150,054      834,912      147,069
                                        ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  13,323,888    12,572,611      103,416     126,471      104,267      154,006
Benefit payments                          (1,011,139)     (750,190)     (21,897)    (64,153)     (81,565)     (16,784)
Payments on termination                  (14,500,467)  (12,180,226)    (680,585)   (592,057)  (1,075,544)    (839,644)
Loans - net                                     (671)         (779)         (13)        (77)         (50)         (47)
Contract maintenance charge                  (88,257)      (60,039)      (2,177)     (2,475)      (1,385)      (1,412)
Transfers among the sub-accounts
   and with the Fixed Account - net        4,135,806     7,744,944     (571,745)     93,623    1,128,617     (190,642)
                                        ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                            1,859,160     7,326,321   (1,173,001)   (438,668)      74,340     (894,523)
                                        ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                  4,337,390     8,261,394     (248,775)   (288,614)     909,252     (747,454)
NET ASSETS AT BEGINNING OF
   PERIOD                                105,599,938    97,338,544    7,877,590   8,166,204    9,526,316   10,273,770
                                        ------------  ------------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $109,937,328  $105,599,938  $ 7,628,815  $7,877,590  $10,435,568  $ 9,526,316
                                        ============  ============  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  9,044,610     8,226,673      773,396     817,599      719,766      788,011
         Units issued                      2,742,876     3,032,961       40,870      74,913      157,928      113,272
         Units redeemed                   (2,373,608)   (2,215,024)    (152,709)   (119,116)    (153,516)    (181,517)
                                        ------------  ------------  -----------  ----------  -----------  -----------
   Units outstanding at end
      of period                            9,413,878     9,044,610      661,557     773,396      724,178      719,766
                                        ============  ============  ===========  ==========  ===========  ===========

(z) Previously known as StocksPlus Growth and Income Portfolio

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                             Putnam Variable          Rydex Variable          Rydex Variable
                                                  Trust                   Trust                   Trust
                                               Sub-Account             Sub-Account             Sub-Account
                                        ------------------------  ----------------------  ----------------------
                                                    VT
                                              International
                                                Growth and                                     Rydex Sector
                                                  Income                 Rydex OTC               Rotation
                                        ------------------------  ----------------------  ----------------------
                                            2006         2005        2006        2005        2006        2005
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   (43,272) $   (46,972) $  (40,153) $  (44,121) $  (61,025) $  (18,879)
Net realized gains (losses)                 648,090      377,123      92,950      88,621     236,987      31,928
Change in unrealized gains (losses)       1,811,009      589,361      58,269    (112,798)     85,353     144,948
                                        -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets from operations                 2,415,827      919,512     111,066     (68,298)    261,315     157,997
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    199,941       23,899      25,745      34,595   1,697,034   1,367,836
Benefit payments                           (103,094)    (108,364)         --          --        (733)    (37,527)
Payments on termination                  (1,323,154)  (1,054,295)   (166,091)   (206,210)   (275,379)    (47,245)
Loans - net                                      (8)         (14)        (18)        (18)         --          --
Contract maintenance charge                  (4,074)      (2,799)       (452)       (574)     (6,558)     (1,400)
Transfers among the sub-accounts
   and with the Fixed Account - net       4,215,027    2,272,239    (181,228)   (466,864)    324,585     303,762
                                        -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                           2,984,638    1,130,666    (322,044)   (639,071)  1,738,949   1,585,426
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                 5,400,465    2,050,178    (210,978)   (707,369)  2,000,264   1,743,423
NET ASSETS AT BEGINNING OF
   PERIOD                                 8,170,305    6,120,127   2,765,963   3,473,332   2,425,700     682,277
                                        -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD             $13,570,770  $ 8,170,305  $2,554,985  $2,765,963  $4,425,964  $2,425,700
                                        ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   551,265      464,134     419,117     524,439     199,299      60,963
         Units issued                       407,899      282,323      26,228      31,411     254,539     195,521
         Units redeemed                    (228,452)    (195,192)    (65,361)   (136,733)   (119,795)    (57,185)
                                        -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
      of period                             730,712      551,265     379,984     419,117     334,043     199,299
                                        ===========  ===========  ==========  ==========  ==========  ==========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------

                                            Scudder
                                            Variable        Scudder
                                        Insurance Trust     Variable        STI Classic
                                            (Class B)       Series I       Variable Trust
                                          Sub-Account     Sub-Account       Sub-Account
                                        ---------------  ------------  ----------------------
                                          EAFE Equity                        STI Capital
                                        Index (Class B)    Balanced         Appreciation
                                        ---------------  ------------  ----------------------
                                           2005 (ad)      2005 (ab)       2006        2005
                                           ---------     ------------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)               $   4,277     $    467,615  $  (25,388) $  (29,139)
Net realized gains (losses)                   38,540       (1,607,615)    217,996      18,781
Change in unrealized gains (losses)          (42,697)         560,705      29,332     (48,308)
                                           ---------     ------------  ----------  ----------
Increase (decrease) in net
   assets from operations                        120         (579,295)    221,940     (58,666)
                                           ---------     ------------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                         244          104,571      49,383      62,509
Benefit payments                                  --          (49,274)         --     (12,174)
Payments on termination                       (7,248)        (752,995)   (351,161)    (76,725)
Loans - net                                       --             (195)         (2)         (7)
Contract maintenance charge                       --           (4,268)     (1,581)     (1,476)
Transfers among the sub-accounts
   and with the Fixed Account - net         (335,565)     (18,125,783)      1,238    (185,942)
                                           ---------     ------------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                             (342,569)     (18,827,944)   (302,123)   (213,815)
                                           ---------     ------------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                   (342,449)     (19,407,239)    (80,183)   (272,481)
NET ASSETS AT BEGINNING OF
   PERIOD                                    342,449       19,407,239   2,004,340   2,276,821
                                           ---------     ------------  ----------  ----------
NET ASSETS AT END OF PERIOD                $      --     $         --  $1,924,157  $2,004,340
                                           =========     ============  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                     22,256        1,454,077     233,590     258,570
         Units issued                          4,326           37,318     111,612      24,616
         Units redeemed                      (26,582)      (1,491,395)   (140,032)    (49,596)
                                           ---------     ------------  ----------  ----------
   Units outstanding at end
      of period                                   --               --     205,170     233,590
                                           =========     ============  ==========  ==========

(ab) On April 29, 2005, Balanced merged into Total Return
(ad) For the period beginning January 1, 2005 and ended July 25, 2005

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------

                                                                                         Strong
                                            STI Classic            STI Classic         Opportunity
                                          Variable Trust         Variable Trust      Funds II, Inc.
                                            Sub-Account            Sub-Account         Sub-Account
                                        ------------------  -----------------------  --------------
                                                STI
                                           International         STI Large Cap        Opportunity
                                              Equity             Value Equity           Fund II
                                        ------------------  -----------------------   ------------
                                          2006      2005       2006         2005        2005 (ae)
                                        --------  --------  ----------  -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $    (76) $  1,107  $     (611) $     2,840   $    (81,614)
Net realized gains (losses)                2,420       939     196,594      217,921      2,810,877
Change in unrealized gains (losses)       20,474     8,371     656,660     (147,071)    (3,395,122)
                                        --------  --------  ----------  -----------   ------------
Increase (decrease) in net
   assets from operations                 22,818    10,417     852,643       73,690       (665,859)
                                        --------  --------  ----------  -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                   2,163     1,847      44,254       63,313        108,351
Benefit payments                              --        --    (105,303)     (50,934)       (15,280)
Payments on termination                   (2,986)   (2,550)   (413,022)    (368,236)      (362,480)
Loans - net                                   --        --         (50)         (44)           (16)
Contract maintenance charge                  (87)     (104)     (1,934)      (2,294)        (3,735)
Transfers among the sub-accounts
   and with the Fixed Account - net       (2,066)      (92)  1,883,179   (1,979,274)   (20,102,605)
                                        --------  --------  ----------  -----------   ------------
Increase (decrease) in net
   assets from contract
   transactions                           (2,976)     (899)  1,407,124   (2,337,469)   (20,375,765)
                                        --------  --------  ----------  -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS                                 19,842     9,518   2,259,767   (2,263,779)   (21,041,624)
NET ASSETS AT BEGINNING OF
   PERIOD                                101,264    91,746   3,561,929    5,825,708     21,041,624
                                        --------  --------  ----------  -----------   ------------
NET ASSETS AT END OF PERIOD             $121,106  $101,264  $5,821,696  $ 3,561,929   $         --
                                        ========  ========  ==========  ===========   ============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  8,762     8,842     313,340      532,836      1,534,963
         Units issued                        165       182     234,360      178,765         49,149
         Units redeemed                     (392)     (262)   (121,269)    (398,261)    (1,584,112)
                                        --------  --------  ----------  -----------   ------------
   Units outstanding at end
      of period                            8,535     8,762     426,431      313,340             --
                                        ========  ========  ==========  ===========   ============

(ae) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------

                                        Strong Variable
                                           Insurance           T. Rowe Price             T. Rowe Price
                                          Funds, Inc.       Equity Series, Inc.       Equity Series, Inc.
                                          Sub-Account           Sub-Account               Sub-Account
                                        ---------------  ------------------------  ------------------------
                                         Mid Cap Growth        T. Rowe Price            T. Rowe Price
                                             Fund II           Equity Income            Mid-Cap Growth
                                        ---------------  ------------------------  ------------------------
                                           2005 (af)         2006         2005        2006          2005
                                          -----------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)              $   (34,946)   $    19,329  $    30,374  $  (444,923) $  (461,866)
Net realized gains (losses)                  (784,623)     2,568,312    2,791,792    5,529,723    3,265,972
Change in unrealized gains (losses)           189,292      3,830,981   (1,792,299)  (3,722,429)     983,121
                                          -----------    -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations                    (630,277)     6,418,622    1,029,867    1,362,371    3,787,227
                                          -----------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                       80,698        684,462    1,217,565      624,561      882,456
Benefit payments                              (36,664)      (299,375)    (347,459)    (198,408)    (239,540)
Payments on termination                      (118,698)    (5,580,666)  (3,442,832)  (4,533,176)  (2,084,873)
Loans - net                                       (17)          (562)        (249)         (39)         (23)
Contract maintenance charge                    (2,189)       (18,446)     (19,777)     (15,317)     (16,959)
Transfers among the sub-accounts
   and with the Fixed Account - net        (8,738,362)    (1,703,605)   1,922,626   (2,397,733)  (2,985,999)
                                          -----------    -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                            (8,815,232)    (6,918,192)    (670,126)  (6,520,112)  (4,444,938)
                                          -----------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                  (9,445,509)      (499,570)     359,741   (5,157,741)    (657,711)
NET ASSETS AT BEGINNING OF
   PERIOD                                   9,445,509     41,729,363   41,369,622   31,758,304   32,416,015
                                          -----------    -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD               $        --    $41,229,793  $41,729,363  $26,600,563  $31,758,304
                                          ===========    ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   1,095,077      2,831,879    2,869,033    1,842,077    2,103,925
         Units issued                         143,900        336,013      602,997       66,928       97,880
         Units redeemed                     1,238,977       (779,369)    (640,151)    (414,009)    (359,728)
                                          -----------    -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                                    --      2,388,523    2,831,879    1,494,996    1,842,077
                                          ===========    ===========  ===========  ===========  ===========

(af) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------------

                                             T. Rowe Price               T. Rowe Price              T. Rowe Price
                                          Equity Series, Inc.       Equity Series, Inc. II      Equity Series, Inc. II
                                              Sub-Account                 Sub-Account                Sub-Account
                                        -----------------------   -------------------------   -------------------------
                                             T. Rowe Price               T. Rowe Price
                                              New America                  Blue Chip                T. Rowe Price
                                                Growth                     Growth II               Equity Income II
                                        -----------------------   -------------------------   -------------------------
                                           2006         2005          2006         2005          2006          2005
                                        ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (71,822)  $  (65,450)  $  (357,818)  $  (119,382)  $  (101,940)  $    (1,489)
Net realized gains (losses)                216,229      101,339       125,201        17,294     1,937,951     1,683,804
Change in unrealized gains (losses)        135,775      123,200     2,562,680       767,858     6,581,103      (893,098)
                                        ----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
   assets from operations                  280,182      159,089     2,330,063       665,770     8,417,114       789,217
                                        ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                   357,960      121,109    11,348,969    10,512,866    14,362,445    20,082,244
Benefit payments                           (24,885)    (128,867)     (167,564)      (40,184)     (288,909)     (107,595)
Payments on termination                   (769,394)    (419,530)   (1,428,007)     (282,665)   (2,857,376)     (864,294)
Loans - net                                     (9)          (9)         (181)         (162)           --            --
Contract maintenance charge                 (2,271)      (2,503)      (45,189)       (4,114)     (106,224)      (32,397)
Transfers among the sub-accounts
   and with the Fixed Account - net        234,646    1,117,955     3,904,331     3,504,240     2,276,331     7,365,603
                                        ----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                           (203,953)     688,155    13,612,359    13,689,981    13,386,267    26,443,561
                                        ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                                   76,229      847,244    15,942,422    14,355,751    21,803,381    27,232,778
NET ASSETS AT BEGINNING OF
   PERIOD                                5,162,116    4,314,872    17,760,625     3,404,874    40,095,871    12,863,093
                                        ----------   ----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $5,238,345   $5,162,116   $33,703,047   $17,760,625   $61,899,252   $40,095,871
                                        ==========   ==========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  540,839      468,699     1,631,802       325,323     3,544,663     1,160,860
         Units issued                      109,054      237,237     1,614,397     1,449,046     1,914,923     2,680,764
         Units redeemed                   (126,327)    (165,097)     (370,271)     (142,567)     (775,773)     (296,961)
                                        ----------   ----------   -----------   -----------   -----------   -----------
   Units outstanding at end
      of period                            523,566      540,839     2,875,928     1,631,802     4,683,813     3,544,663
                                        ==========   ==========   ===========   ===========   ===========   ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------

                                              T. Rowe Price               The Universal             The Universal
                                              International               Institutional             Institutional
                                               Series, Inc.                Funds, Inc.               Funds, Inc.
                                               Sub-Account                 Sub-Account               Sub-Account
                                        ------------------------   -------------------------   -------------------------
                                              T. Rowe Price
                                               International             Van Kampen UIF             Van Kampen UIF
                                                   Stock                  Equity Growth                High Yield
                                        ------------------------   -------------------------   -------------------------
                                            2006         2005          2006         2005           2006          2005
                                        -----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   (30,615)  $   20,302   $  (429,456)  $  (293,119)  $   437,523   $   521,515
Net realized gains (losses)                 511,763      240,617       882,533       453,722     3,332,054         8,783
Change in unrealized gains (losses)         947,661      775,052       203,342     3,577,788    (3,311,029)     (572,336)
                                        -----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
   assets from operations                 1,428,809    1,035,971       656,419     3,738,391       458,548       (42,038)
                                        -----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    251,483      191,325       256,421       324,410        38,531        73,038
Benefit payments                            (63,037)     (53,591)     (263,857)     (169,661)      (63,077)      (10,817)
Payments on termination                  (1,132,919)    (654,854)   (2,389,967)   (2,023,901)     (833,312)     (719,593)
Loans - net                                     (23)         (22)          (94)         (121)          (33)           --
Contract maintenance charge                  (4,442)      (3,566)       (5,024)       (5,534)         (984)       (1,181)
Transfers among the sub-accounts
   and with the Fixed Account - net         826,700      894,624    (1,201,731)   (1,453,192)     (617,017)     (567,405)
                                        -----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                            (122,238)     373,916    (3,604,252)   (3,327,999)   (1,475,892)   (1,225,958)
                                        -----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                                 1,306,571    1,409,887    (2,947,833)      410,392    (1,017,344)   (1,267,996)
NET ASSETS AT BEGINNING OF
   PERIOD                                 8,694,116    7,284,229    30,838,486    30,428,094     7,534,967     8,802,963
                                        -----------   ----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $10,000,687   $8,694,116   $27,890,653   $30,838,486   $ 6,517,623   $ 7,534,967
                                        ===========   ==========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   823,117      783,276     2,512,271     2,825,479       694,375       811,934
         Units issued                       257,679      225,158       140,301       231,205        68,638        99,037
         Units redeemed                    (258,100)    (185,317)     (436,855)     (544,413)     (199,873)     (216,596)
                                        -----------   ----------   -----------   -----------   -----------   -----------
   Units outstanding at end
      of period                             822,696      823,117     2,215,717     2,512,271       563,140       694,375
                                        ===========   ==========   ===========   ===========   ===========   ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------

                                                                                                    The Universal
                                              The Universal              The Universal              Institutional
                                              Institutional              Institutional               Funds, Inc.
                                               Funds, Inc.                Funds, Inc.                 (Class II)
                                               Sub-Account                Sub-Account                Sub-Account
                                        ------------------------   -------------------------   -----------------------
                                                                        Van Kampen UIF              Van Kampen UIF
                                              Van Kampen UIF              U.S. Mid Cap               Equity Growth
                                              Mid Cap Growth                 Value                    (Class II)
                                        ------------------------   -------------------------   -----------------------
                                           2006          2005         2006           2005         2006         2005
                                        -----------   ----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (119,140)  $ (105,362)  $  (568,357)  $  (519,003)  $  (56,732)  $  (26,092)
Net realized gains (losses)                 918,760      194,126     7,445,931     2,296,193       55,906       91,576
Change in unrealized gains (losses)        (268,499)     993,304     1,391,638     2,740,624      100,019      351,149
                                        -----------   ----------   -----------   -----------   ----------   ----------
Increase (decrease) in net
   assets from operations                   531,121    1,082,068     8,269,212     4,517,814       99,193      416,633
                                        -----------   ----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                     76,310       97,137       580,102       758,780      674,921    1,195,999
Benefit payments                             (8,249)     (50,743)     (293,487)     (293,756)      (9,519)     (87,672)
Payments on termination                    (860,832)    (407,836)   (4,531,148)   (4,435,744)    (196,264)     (78,292)
Loans - net                                     (22)         (14)         (378)         (227)          --           --
Contract maintenance charge                  (2,202)      (2,224)      (12,823)      (14,596)      (1,999)      (1,403)
Transfers among the sub-accounts
   and with the Fixed Account - net        (278,599)     250,708     1,264,466     3,178,031      398,671      498,073
                                        -----------   ----------   -----------   -----------   ----------   ----------
Increase (decrease) in net
   assets from contract
   transactions                          (1,073,594)    (112,972)   (2,993,268)     (807,512)     865,810    1,526,705
                                        -----------   ----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS                                  (542,473)     969,096     5,275,944     3,710,302      965,003    1,943,338
NET ASSETS AT BEGINNING OF
   PERIOD                                 8,129,794    7,160,698    45,487,729    41,777,427    3,064,210    1,120,872
                                        -----------   ----------   -----------   -----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $ 7,587,321   $8,129,794   $50,763,673   $45,487,729   $4,029,213   $3,064,210
                                        ===========   ==========   ===========   ===========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   704,120      718,592     3,358,253     3,402,338      260,200      108,236
         Units issued                        91,471      131,340       648,399     1,135,238      131,765      243,179
         Units redeemed                    (185,458)    (145,812)     (838,891)   (1,179,323)     (57,200)     (91,215)
                                        -----------   ----------   -----------   -----------   ----------   ----------
   Units outstanding at end
      of period                             610,133      704,120     3,167,761     3,358,253      334,765      260,200
                                        ===========   ==========   ===========   ===========   ==========   ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                             The Universal
                                             Institutional                Van Eck                 Van Eck
                                               Funds, Inc.               Worldwide               Worldwide
                                              (Class II)              Insurance Trust         Insurance Trust
                                              Sub-Account               Sub-Account             Sub-Account
                                        ------------------------  ----------------------  -----------------------
                                              Van Kampen UIF               Van Eck                 Van Eck
                                                U.S. Real                 Worldwide               Worldwide
                                            Estate (Class II)          Absolute Return        Emerging Markets
                                        ------------------------  ----------------------  -----------------------
                                            2006        2005         2006        2005        2006         2005
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (262,015) $   (92,894) $  (31,571) $  (20,721) $  (106,194) $  (28,387)
Net realized gains (losses)               4,467,428    1,356,420      25,727       1,192      803,392      69,408
Change in unrealized gains (losses)       8,155,311    2,260,138     137,455         485    1,891,779     613,377
                                        -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net
   assets from operations                12,360,724    3,523,664     131,611     (19,044)   2,588,977     654,398
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  9,164,886   13,816,245     430,946     604,387    3,495,534   2,063,302
Benefit payments                           (120,044)    (205,003)     (1,376)     (8,686)     (16,063)    (27,979)
Payments on termination                  (2,860,609)  (1,289,084)   (124,475)    (34,488)    (720,964)    (77,933)
Loans - net                                     (95)          --          --          --           --          --
Contract maintenance charge                 (87,683)     (37,294)     (6,253)     (4,009)      (3,604)     (1,416)
Transfers among the sub-accounts
   and with the Fixed Account - net       3,542,471      449,719     192,182     209,102    2,884,148   1,222,127
                                        -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                           9,638,926   12,734,583     491,024     766,306    5,639,051   3,178,101
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                21,999,650   16,258,247     622,635     747,262    8,228,028   3,832,499
NET ASSETS AT BEGINNING OF
   PERIOD                                29,817,515   13,559,268   1,645,262     898,000    4,469,717     637,218
                                        -----------  -----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD             $51,817,165  $29,817,515  $2,267,897  $1,645,262  $12,697,745  $4,469,717
                                        ===========  ===========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 1,987,370    1,022,703     168,561      90,744      284,817      52,767
         Units issued                     1,308,661    1,549,793      91,347     103,448      613,443     310,762
         Units redeemed                    (736,567)    (585,126)    (42,585)    (25,631)    (307,795)    (78,712)
                                        -----------  -----------  ----------  ----------  -----------  ----------
   Units outstanding at end
      of period                           2,559,464    1,987,370     217,323     168,561      590,465     284,817
                                        ===========  ===========  ==========  ==========  ===========  ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                Van Eck              Van Kampen Life           Van Kampen Life
                                               Worldwide                Investment                Investment
                                               Insurance                  Trust                     Trust
                                                 Trust                  (Class II)                (Class II)
                                              Sub-Account              Sub-Account               Sub-Account
                                        -----------------------  ------------------------  ----------------------
                                                Van Eck               LIT Aggressive
                                               Worldwide                  Growth                LIT Government
                                              Hard Assets               (Class II)                (Class II)
                                        -----------------------  ------------------------  ----------------------
                                            2006        2005         2006         2005        2006        2005
                                        -----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (200,506) $  (60,662) $  (168,940) $  (155,428) $  206,769  $   90,126
Net realized gains (losses)               1,275,171     147,836    1,225,638      327,399     (24,609)      3,474
Change in unrealized gains (losses)         931,424   1,676,758     (701,518)     784,667     (40,332)      3,656
                                        -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from operations                 2,006,089   1,763,932      355,180      956,638     141,828      97,256
                                        -----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  4,772,741   3,490,920      549,399      859,582   1,333,536   3,193,517
Benefit payments                            (45,368)    (40,052)     (35,079)    (163,615)    (44,310)    (37,294)
Payments on termination                    (755,752)   (193,043)    (778,354)    (930,728)   (652,460)   (357,199)
Loans - net                                      --          --          (94)         (97)         --          --
Contract maintenance charge                  (4,873)     (1,559)      (5,019)      (4,567)    (20,703)    (12,218)
Transfers among the sub-accounts
   and with the Fixed Account - net         405,663   2,171,462     (573,875)     437,154     573,402     932,958
                                        -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                           4,372,411   5,427,728     (843,022)     197,729   1,189,465   3,719,764
                                        -----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                 6,378,500   7,191,660     (487,842)   1,154,367   1,331,293   3,817,020
NET ASSETS AT BEGINNING OF
   PERIOD                                 8,391,718   1,200,058   11,139,406    9,985,039   7,748,445   3,931,425
                                        -----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD             $14,770,218  $8,391,718  $10,651,564  $11,139,406  $9,079,738  $7,748,445
                                        ===========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   452,546      96,564      914,567      896,988     749,824     386,733
         Units issued                       560,721     450,863      263,744      323,219     241,603     456,827
         Units redeemed                    (362,969)    (94,881)    (331,537)    (305,640)   (125,731)    (93,736)
                                        -----------  ----------  -----------  -----------  ----------  ----------
   Units outstanding at end
      of period                             650,298     452,546      846,774      914,567     865,696     749,824
                                        ===========  ==========  ===========  ===========  ==========  ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------

                                             Van Kampen Life
                                               Investment
                                                 Trust                  Wells Fargo               Wells Fargo
                                              (Class II)               Variable Trust            Variable Trust
                                              Sub-Account               Sub-Account               Sub-Account
                                        ------------------------  -------------------------  -------------------------
                                             LIT Growth and              Wells Fargo                Wells Fargo
                                                 Income                 VT Advantage                VT Advantage
                                               (Class II)                Discovery                  Opportunity
                                        ------------------------  -------------------------  -------------------------
                                            2006         2005         2006     2005(af)(ag)      2006     2005(ae)(ag)
                                        -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (419,132) $  (375,985) $  (122,778)  $  (81,998)  $  (257,212)  $  (213,517)
Net realized gains (losses)               6,106,288    2,315,937      457,999       65,804     2,387,424       161,516
Change in unrealized gains (losses)       3,966,258    2,095,265      669,597    1,048,935      (400,710)    1,940,917
                                        -----------  -----------  -----------   ----------   -----------   -----------
Increase (decrease) in net
   assets from operations                 9,653,414    4,035,217    1,004,818    1,032,741     1,729,502     1,888,916
                                        -----------  -----------  -----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                 10,897,817   12,439,679      176,899      185,622       427,824       235,032
Benefit payments                           (640,854)    (368,448)     (92,247)     (52,641)      (33,578)     (228,407)
Payments on termination                  (6,775,142)  (4,983,445)  (1,035,406)    (496,069)   (1,567,784)   (1,106,246)
Loans - net                                    (166)        (211)         (88)         (57)          (82)          (60)
Contract maintenance charge                 (72,191)     (28,409)      (5,770)      (4,131)      (10,381)       (8,025)
Transfers among the sub-accounts
   and with the Fixed Account - net       3,168,349   10,223,853     (505,808)   7,708,350    (3,417,089)   18,650,358
                                        -----------  -----------  -----------   ----------   -----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                           6,577,813   17,283,019   (1,462,420)   7,341,074    (4,601,090)   17,542,652
                                        -----------  -----------  -----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                                16,231,227   21,318,236     (457,602)   8,373,815    (2,871,588)   19,431,568
NET ASSETS AT BEGINNING OF
   PERIOD                                61,358,185   40,039,949    8,373,815           --    19,431,568            --
                                        -----------  -----------  -----------   ----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $77,589,412  $61,358,185  $ 7,916,213   $8,373,815   $16,559,980   $19,431,568
                                        ===========  ===========  ===========   ==========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 5,003,501    3,502,587      730,539           --     1,763,494            --
         Units issued                     2,066,954    2,625,106      104,512      895,833       104,333     2,119,741
         Units redeemed                  (1,501,151)  (1,124,192)    (223,504)    (165,294)     (508,132)     (356,247)
                                        -----------  -----------  -----------   ----------   -----------   -----------
   Units outstanding at end
      of period                           5,569,304    5,003,501      611,547      730,539     1,359,695     1,763,494
                                        ===========  ===========  ===========   ==========   ===========   ===========

(ae) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(af) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(ag) For the period beginning April 8, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     In 2006, Lincoln Benefit entered an administrative servicing agreement (the "Agreement") with Allstate, whereby Allstate agreed to be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America ("Prudential") as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the "Sub-contracting agreement"), subsequent to a transition period of twenty-four months or less from June 1, 2006, Prudential will be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit's obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

     Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. With the exception of Consultant Solutions, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS           THE ALGER AMERICAN FUND (SERIES - S)
           AIM V. I. Basic Value                  Alger Growth (Series - S)
           AIM V. I. Capital Appreciation         Alger Leveraged AllCap
           AIM V. I. Demographic Trends              (Series - S)
              (Merged into AIM V. I.              Alger MidCap Growth
              Capital Appreciation on                (Series - S)
              November 3, 2006)             DWS INVESTMENTS VARIABLE INSURANCE
     AIM VARIABLE INSURANCE FUNDS              TRUST FUNDS (PREVIOUSLY KNOWN AS
        SERIES II                              SCUDDER VARIABLE INSURANCE TRUST
           AIM V. I. Basic Value II            (CLASS B))
           AIM V. I. Capital                      DWS VIP Equity 500 Index B
              Appreciation II                        (Previously known as
           AIM V. I. Core Equity II                  Equity 500 Index (Class B))
           AIM V. I. Demographic Trends II        DWS VIP Small Cap Index B
              (Merged into AIM V. I.                 (Previously known as Small
              Capital Appreciation II on             Cap Index (Class B))
              May 1, 2006)                  DWS VARIABLE SERIES I (PREVIOUSLY
           AIM V. I. Mid Cap Core              KNOWN AS SCUDDER VARIABLE
              Equity II                        SERIES I)
           AIM V. I. Premier Equity II            DWS VIP Bond A (Previously
              (Merged into AIM V. I. Core            known as Bond)
              Equity II on May 1, 2006)           DWS VIP Global Opportunities
     THE ALGER AMERICAN FUND                         (Previously known as
           Alger Growth                              Global Discovery)
           Alger Income & Growth                  DWS VIP Growth and Income A
           Alger Leveraged AllCap                    (Previously known as
           Alger MidCap Growth                       Growth & Income)
           Alger Small Capitalization             DWS VIP International
                                                     (Previously known as
                                                     International)

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     DWS VARIABLE SERIES II (PREVIOUSLY     LEGG MASON PARTNERS VARIABLE
        KNOWN AS SCUDDER VARIABLE              PORTFOLIOS I, INC (PREVIOUSLY
        SERIES II)                             KNOWN AS SALOMON BROTHERS
           DWS VIP Balanced A (Previously      VARIABLE SERIES FUNDS INC.)
              known as Total Return)              Legg Mason Variable All Cap
     FEDERATED INSURANCE SERIES                      Portfolio I (Previously
           Federated Capital Income                  known as All Cap Fund)
              Fund II                             Legg Mason Variable Investors
           Federated Fund for U.S.                   Portfolio I (Previously
              Government Securities II               known as Investors)
           Federated High Income Bond       LEGG MASON PARTNERS VARIABLE
              Fund II                          PORTFOLIOS I, INC (PREVIOUSLY
     FIDELITY VARIABLE INSURANCE               KNOWN AS SALOMON BROTHERS
        PRODUCTS FUND                          VARIABLE SERIES FUNDS INC.
           VIP Asset Manager                   (CLASS II))
           VIP Contrafund                         Legg Mason Variable All Cap
           VIP Equity-Income                         Portfolio II (Previously
           VIP Growth                                known as All Cap
           VIP Index 500                             (Class II))
           VIP Money Market                       Legg Mason Variable Global
           VIP Overseas                              High Yield Bond II
     FIDELITY VARIABLE INSURANCE PRODUCTS            (Previously known as High
        FUND (SERVICE CLASS 2)                       Yield (Class II))
           VIP Asset Manager                      Legg Mason Variable Investors
              (Service Class 2)                      Portfolio II (Previously
           VIP Contrafund                            known as Variable Investors
              (Service Class 2)                      (Class II))
           VIP Equity-Income                MFS VARIABLE INSURANCE TRUST
              (Service Class 2)                   MFS Emerging Growth
           VIP Growth                             MFS Investors Trust
              (Service Class 2)                   MFS New Discovery
           VIP Index 500                          MFS Research
              (Service Class 2)                   MFS Total Return
           VIP Investment Grade Bond        MFS VARIABLE INSURANCE TRUST
              (Service Class 2)                (SERVICE CLASS)
           VIP Money Market                       MFS High Income
              (Service Class 2)                      (Service Class)
           VIP Overseas                           MFS Investor Growth Stock
              (Service Class 2)                      (Service Class)
     GOLDMAN SACHS VARIABLE                       MFS Investors Trust
        INSURANCE TRUST                              (Service Class)
           VIT International Equity               MFS New Discovery
           VIT Structured Small Cap                  (Service Class)
              Equity Fund (Previously             MFS Total Return
              known as VIT CORE Small                (Service Class)
              Cap Equity)                         MFS Utilities (Service Class)
     J.P. MORGAN SERIES TRUST II                  MFS Value (Service Class)
           Small Company                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
     JANUS ASPEN SERIES                        (SERVICE CLASS ("SC"))
           Balanced                               Oppenheimer Global
           Flexible Bond                             Securities (SC)
           Forty Portfolio                        Oppenheimer Main Street Small
           Large Cap Growth                          Cap Growth (SC)
           Mid Cap Growth                         Oppenheimer MidCap Fund (SC)
           Worldwide Growth                          (Previously known as
     JANUS ASPEN SERIES (SERVICE SHARES)             Oppenheimer Aggressive
           Balanced (Service Shares)                 Growth (SC))
           Foreign Stock (Service Shares)   PANORAMA SERIES FUND, INC.
           Forty Portfolio                     (SERVICE CLASS ("SC"))
              (Service Shares)                    Oppenheimer International
           INTECH Risk-Managed Core                  Growth (SC)
              Portfolio (Previously known   PIMCO ADVISORS VARIABLE
              as Risk-Managed Core             INSURANCE TRUST
              (Service Shares))                   NFJ Small Cap Value (Closed on
           Mid Cap Value (Service Shares)            May 1, 2005)
           Small Company Value                    OpCap Balanced
              (Service Shares)                    OpCap Equity
           Worldwide Growth                       OpCap Renaissance
              (Service Shares)                    OpCap Small Cap
     LAZARD RETIREMENT SERIES, INC.               PEA Science and Technology
           Emerging Markets                          (Closed on May 1, 2005)
           International Equity

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     PIMCO VARIABLE INSURANCE TRUST         T. ROWE PRICE EQUITY SERIES, INC.
           Foreign Bond                           T. Rowe Price Equity Income
           Money Market                           T. Rowe Price Mid-Cap Growth
           PIMCO Real Return                      T. Rowe Price New
           PIMCO Total Return                        America Growth
           StocksPLUS(R) Growth and         T. ROWE PRICE EQUITY SERIES,
              Income Portfolio                 INC. - II
              (Previously known as                T. Rowe Price Blue Chip
              StocksPlus Growth and                  Growth II
              Income Portfolio)                   T. Rowe Price Equity Income II
     PUTNAM VARIABLE TRUST                  T. ROWE PRICE INTERNATIONAL
           VT High Yield                       SERIES, INC.
           VT International Growth                T. Rowe Price International
              and Income                             Stock
     RYDEX VARIABLE TRUST                   THE UNIVERSAL INSTITUTIONAL
           Rydex OTC                           FUNDS, INC.
           Rydex Sector Rotation                  Van Kampen UIF Equity Growth
     SCUDDER VARIABLE INSURANCE TRUST             Van Kampen UIF High Yield
        (CLASS B)                                 Van Kampen UIF Mid Cap Growth
           EAFE Equity Index (Class B)            Van Kampen UIF U.S. Mid
              (Closed on July 25, 2005)              Cap Value
     SCUDDER VARIABLE SERIES I              THE UNIVERSAL INSTITUTIONAL FUNDS,
           Balanced (Merged into Total         INC. (CLASS II)
              Return on April 29, 2005)           Van Kampen UIF Equity Growth
     STI CLASSIC VARIABLE TRUST                      (Class II)
           STI Capital Appreciation               Van Kampen UIF U.S. Real
           STI International Equity                  Estate (Class II)
           STI Large Cap Value Equity       VAN ECK WORLDWIDE INSURANCE TRUST
     STRONG OPPORTUNITY FUND II, INC.             Van Eck Worldwide Absolute
           Opportunity Fund II (Merged               Return
              into Wells Fargo VT                 Van Eck Worldwide Emerging
              Advantage Opportunity on               Markets
              April 8, 2005)                      Van Eck Worldwide Hard Assets
     STRONG VARIABLE INSURANCE              VAN KAMPEN LIFE INVESTMENT TRUST
        FUNDS, INC.                            (CLASS II)
           Mid Cap Growth Fund II (Merged         LIT Aggressive Growth
              into Wells Fargo VT                    (Class II)
              Advantage Discovery on              LIT Government (Class II)
              April 8, 2005)                      LIT Growth and Income
                                                     (Class II)
                                            WELLS FARGO VARIABLE TRUST
                                                  Wells Fargo VT Advantage
                                                     Discovery
                                                  Wells Fargo VT Advantage
                                                     Opportunity

The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

DIVIDENDS- Dividends declared by the Funds are recognized on the ex-dividend date.

REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test 86 or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. . No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARD - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157") which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Account's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Account's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the financial statements of the Account.

3.   EXPENSES

MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and an expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

CONTRACT MAINTENANCE CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select,

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract administration charge is recognized as redemption of units.

WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations.

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

The cost of purchases of investments for the year ended December 31, 2006 were as follows:

                                                                      Purchases
                                                                    ------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V. I. Basic Value                                         $  4,614,461
      AIM V. I. Capital Appreciation (a) (b)                           1,051,772
      AIM V. I. Demographic Trends (a)                                   141,257

Investments in the AIM Variable Insurance Funds Series II
   Sub-Accounts:
      AIM V. I. Basic Value II                                         3,708,706
      AIM V. I. Capital Appreciation II (c)                            1,493,471
      AIM V. I. Core Equity II (d) (e)                                 7,174,849
      AIM V. I. Demographic Trends II (c)                                464,618
      AIM V. I. Mid Cap Core Equity II                                 7,799,174
      AIM V. I. Premier Equity II (d)                                    148,726

Investments in The Alger American Fund Sub-Accounts:
      Alger Growth                                                     1,170,241
      Alger Income & Growth                                              816,542
      Alger Leveraged AllCap                                           2,045,355
      Alger MidCap Growth                                              8,148,930
      Alger Small Capitalization                                       5,840,553

Investments in The Alger American Fund (Series - S) Sub-Accounts:
      Alger Growth (Series - S)                                        3,190,961
      Alger Leveraged AllCap (Series - S)                              2,946,349
      Alger MidCap Growth (Series - S)                                 6,940,604

Investments in the DWS Investments Variable Insurance Trust
   Funds Sub-Accounts: (f)
      DWS VIP Equity 500 Index B (g)                                     466,986
      DWS VIP Small Cap Index B (j)                                      188,770

Investments in the DWS Variable Series I Sub-Accounts: (h)
      DWS VIP Bond A (k)                                               1,636,982
      DWS VIP Global Opportunities (l)                                 4,144,766

(a) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(b) For the period beginning November 3, 2006 and ended December 31, 2006
(c) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(d) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II
(e) For the period beginning May 1, 2006 and ended December 31, 2006
(f) Previously known as Scudder Variable Insurance Trust Sub-Account
(g) Previously known as Equity 500 Index (Class B)
(h) Previously known as Scudder Variable Series I Sub-Account
(j) Previously known as Small Cap Index (Class B)
(k) Previously known as Bond
(l) Previously known as Global Discovery

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------
Investments in the DWS Variable Series I Sub-Accounts
   (continued): (h)
      DWS VIP Growth and Income A (m)                               $    365,281
      DWS VIP International (n)                                        2,515,335

Investments in the DWS Variable Series II Sub-Accounts: (i)
      DWS VIP Balanced A (o)                                             745,459

Investments in the Federated Insurance Series Sub-Accounts:
      Federated Capital Income Fund II                                 1,720,637
      Federated Fund for U.S. Government Securities II                 5,904,670
      Federated High Income Bond Fund II                               4,489,119

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
      VIP Asset Manager                                                1,283,514
      VIP Contrafund                                                  16,928,025
      VIP Equity-Income                                               14,573,160
      VIP Growth                                                       1,633,830
      VIP Index 500                                                    4,183,543
      VIP Money Market                                                27,917,575
      VIP Overseas                                                     5,228,012

Investments in the Fidelity Variable Insurance Products
   Fund (Service Class 2) Sub-Accounts:
      VIP Asset Manager (Service Class 2)                              2,194,694
      VIP Contrafund (Service Class 2)                                24,857,646
      VIP Equity-Income (Service Class 2)                             20,279,098
      VIP Growth (Service Class 2)                                     2,794,038
      VIP Index 500 (Service Class 2)                                 15,301,512
      VIP Investment Grade Bond (Service Class 2)                     16,362,550
      VIP Money Market (Service Class 2)                              53,079,913
      VIP Overseas (Service Class 2)                                  24,242,862

Investments in the Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
      VIT International Equity                                           663,956
      VIT Structured Small Cap Equity Fund (p)                           647,654

Investments in the J.P. Morgan Series Trust II Sub-Accounts:
      Small Company                                                      183,266

(h) Previously known as Scudder Variable Series I Sub-Account
(i) Previously known as Scudder Variable Series II Sub-Account
(m) Previously known as Growth & Income
(n) Previously known as International
(o) Previously known as Total Return
(p) Previously known as VIT CORE Small Cap Equity

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------
Investments in the Janus Aspen Series Sub-Accounts:
      Balanced                                                      $  3,603,999
      Flexible Bond                                                    3,249,563
      Forty Portfolio                                                  1,499,168
      Large Cap Growth                                                   852,425
      Mid Cap Growth                                                   1,631,174
      Worldwide Growth                                                 1,167,183

Investments in the Janus Aspen Series (Service Shares)
   Sub-Accounts:
      Balanced (Service Shares)                                        4,989,579
      Foreign Stock (Service Shares)                                   4,237,151
      Forty Portfolio (Service Shares)                                 3,174,914
      INTECH Risk-Managed Core Portfolio (q)                           2,765,419
      Mid Cap Value (Service Shares)                                  10,924,156
      Small Company Value (Service Shares)                             6,029,909
      Worldwide Growth (Service Shares)                                  303,724

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                 5,543,644
      International Equity                                               669,941

Investments in the Legg Mason Partners Variable Portfolios
   I, Inc Sub-Accounts: (r) (s)
      Legg Mason Variable All Cap Porfolio I (t)                         982,893
      Legg Mason Variable All Cap Portfolio II (u)                     1,145,549
      Legg Mason Variable Global High Yield Bond II (v)               12,658,145
      Legg Mason Variable Investors Portfolio I (w)                    1,715,711
      Legg Mason Variable Investors Portfolio II (x)                     926,329

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Emerging Growth                                                295,290
      MFS Investors Trust                                                526,574
      MFS New Discovery                                                  825,408
      MFS Research                                                       190,186
      MFS Total Return                                                 4,069,219

(q) Previously known as Risk-Managed Core (Service Shares)
(r) Previously known as Salomon Brothers Variable Series Funds, Inc Sub-Account
(s) Previously known as Salomon Brothers Variable Series Funds, Inc (Class II) Sub-Account
(t) Previously known as All Cap
(u) Previously known as All Cap (Class II)
(v) Previously known as High Yield (Class II)
(w) Previously known as Investors
(x) Previously known as Variable Investors (Class II)

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------
Investments in the MFS Variable Insurance Trust (Service
   Class) Sub-Accounts:
      MFS High Income (Service Class)                               $  3,252,989
      MFS Investor Growth Stock (Service Class)                        8,275,482
      MFS Investors Trust (Service Class)                              3,170,786
      MFS New Discovery (Service Class)                                2,314,863
      MFS Total Return (Service Class)                                 6,269,129
      MFS Utilities (Service Class)                                    2,432,934
      MFS Value (Service Class)                                        3,529,253

Investments in the Oppenheimer Variable Account Funds
   (Service Class ("SC")) Sub-Accounts:
      Oppenheimer Global Securities (SC)                               8,760,524
      Oppenheimer Main Street Small Cap Growth (SC)                   22,281,022
      Oppenheimer MidCap Fund (SC) (y)                                 3,316,116

Investments in the Panorama Series Fund, Inc. (Service
   Class ("SC")) Sub-Accounts:
      Oppenheimer International Growth (SC)                              930,356

Investments in the PIMCO Advisors Variable Insurance Trust
   Sub-Accounts:
      OpCap Balanced                                                   3,148,869
      OpCap Equity                                                       797,219
      OpCap Renaissance                                                1,475,068
      OpCap Small Cap                                                  5,373,808

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                    10,839,588
      Money Market                                                    31,043,830
      PIMCO Real Return                                               12,741,032
      PIMCO Total Return                                              28,118,754
      StocksPLUS(R) Growth and Income Portfolio (z)                      691,506

Investments in the Putnam Variable Trust Sub-Accounts:
      VT High Yield                                                    2,643,268
      VT International Growth and Income                               5,759,802

Investments in the Rydex Variable Trust Sub-Accounts:
      Rydex OTC                                                          127,194

(y) Previously known as Oppenheimer Aggressive Growth (SC)
(z) Previously known as StocksPlus Growth and Income Portfolio

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------
Investments in the Rydex Variable Trust Sub-Accounts (continued):
      Rydex Sector Rotation                                         $  3,234,512

Investments in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation                                           894,766
      STI International Equity                                             3,364
      STI Large Cap Value Equity                                       2,696,249

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
      T. Rowe Price Equity Income                                      4,855,942
      T. Rowe Price Mid-Cap Growth                                     3,772,034
      T. Rowe Price New America Growth                                 1,045,415

Investments in the T. Rowe Price Equity Series, Inc. II
   Sub-Accounts:
      T. Rowe Price Blue Chip Growth II                               15,727,845
      T. Rowe Price Equity Income II                                  20,404,537

Investments in the T. Rowe Price International Series, Inc.
   Sub-Accounts:
      T. Rowe Price International Stock                                2,398,677

Investments in The Universal Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Equity Growth                                       758,035
      Van Kampen UIF High Yield                                        7,666,947
      Van Kampen UIF Mid Cap Growth                                    1,434,558
      Van Kampen UIF U.S. Mid Cap Value                               12,649,674

Investments in The Universal Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      Van Kampen UIF Equity Growth (Class II)                          1,411,505
      Van Kampen UIF U.S. Real Estate (Class II)                      22,378,797

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
      Van Eck Worldwide Absolute Return                                  899,532
      Van Eck Worldwide Emerging Markets                              10,866,577
      Van Eck Worldwide Hard Assets                                   11,140,500

Investments in the Van Kampen Life Investment Trust (Class II)
   Sub-Accounts:
      LIT Aggressive Growth (Class II)                                 3,625,176
      LIT Government (Class II)                                        2,555,361
      LIT Growth and Income (Class II)                                25,278,877

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------
Investments in the Wells Fargo Variable Trust Sub-Accounts:
      Wells Fargo VT Advantage Discovery                            $    970,826
      Wells Fargo VT Advantage Opportunity                             2,580,723
                                                                    ------------
                                                                    $712,750,496
                                                                    ============

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

     As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

               Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                                          At December 31,                          For the year ended December 31,
                              ---------------------------------------   -----------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment     Expense Ratio**     Total Return***
                              (000s)   Lowest to Highest     (000s)     Income Ratio*   Lowest to Highest   Lowest to Highest
                              ------   -----------------   ----------   -------------   -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts:
      AIM V. I. Basic Value
         2006                  2,150    $12.36 - $12.63      $26,968         0.39%         1.25% - 2.05%      10.89% - 11.80%
         2005                  2,276     11.15 -  11.30       25,613         0.09          1.25  - 2.05        3.57  -  4.43
         2004 (ah) (ai)        2,446     10.76 -  10.82       26,418         0.00          1.25  - 2.05        7.62  -  8.21

(ah) For the period beginning April 30, 2004 and ended December 31, 2004
(ai) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

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--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                         For the year ended December 31,
                              ---------------------------------------   ------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   ------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V.I. Capital
         Appreciation
            2006 (a) (b)          96    $10.31 - $10.32      $   993        0.12%       1.35% - 2.05%    3.08% -   3.19%
      AIM V. I. Demographic
         Trends
            2006 (a)              --        NA -     NA           --        0.00        0.00  - 0.00       NA  -     NA
            2005                 123      9.62 -   9.92        1,203        0.00        1.35  - 2.05     4.04  -   4.78
            2004                 150      9.24 -   9.47        1,410        0.00        1.35  - 2.05     6.03  -   6.79
            2003                 144      8.72 -   8.87        1,267        0.00        1.35  - 2.05   -12.83  -  35.61
            2002                 104      6.48 -   6.54          679        0.00        1.35  - 1.95   -33.53  - -33.12

Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts:
      AIM V. I. Basic
         Value II
            2006               1,139     12.11 -  12.45       14,094        0.14        1.35  - 2.30    10.35  -  11.42
            2005               1,007     10.97 -  11.18       11,203        0.00        1.35  - 2.30     3.01  -   4.01
            2004 (aj)            591     10.65 -  10.75        6,340        0.00        1.35  - 2.30     6.51  -   7.45
      AIM V. I. Capital
         Appreciation II
            2006 (c)             307     11.23 -  11.55        3,521        0.00        1.35  - 2.30     3.63  -   4.63
            2005                 233     10.83 -  11.04        2,556        0.00        1.35  - 2.30     6.09  -   7.12
            2004 (aj)            116     10.21 -  10.30        1,188        0.00        1.35  - 2.30     2.13  -   3.03
      AIM V.I. Core
         Equity II
            2006 (d) (e)         658     10.73 -  10.80        7,099        1.00        1.35  - 2.30     7.30  -   8.00
      AIM V. I. Demographic
         Trends II
            2006 (c)              --        NA -     NA           --        0.00        0.00  - 0.00       NA  -     NA
            2005                  65     10.58 -  10.78          699        0.00        1.35  - 2.30     3.64  -   4.64
            2004 (aj)             31     10.21 -  10.30          319        0.00        1.35  - 2.30     2.10  -   3.00
      AIM V. I. Mid Cap
         Core Equity II
            2006               1,324     12.38 -  12.73       16,754        0.84        1.35  - 2.30     8.44  -   9.49
            2005                 919     11.42 -  11.63       10,635        0.37        1.35  - 2.30     4.81  -   5.82
            2004 (aj)            493     10.89 -  10.99        5,403        0.04        1.35  - 2.30     8.92  -   9.89

(a)  On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(b)  For the period beginning November 3, 2006 and ended December 31, 2006
(c)  On May 1, 2006, AIM V.I. Demographic Trends II merged into AIM V.I. Capital Appreciation II
(d)  On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II
(e)  For the period beginning May 1, 2006 and ended December 31, 2006
(aj) For the period beginning February 2, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                        For the year ended December 31,
                              ---------------------------------------   ------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   ------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts
   (continued):
      AIM V. I. Premier
         Equity II
            2006 (d)              --    $  N/A - $  N/A      $   --          0.74%      0.00% - 0.00%      NA% -     NA%
            2005                 144     10.49 -  10.68       1,533          0.86       1.35  - 2.30     2.95  -   3.94
            2004 (aj)             74     10.19 -  10.28         761          0.49       1.35  - 2.30     1.87  -   2.77

Investments in The Alger
   American Fund
   Sub-Accounts:
      Alger Growth
            2006               1,697      7.27 -  12.21      17,538          0.12       1.25  - 1.80     3.28  -   3.85
            2005               2,162      7.04 -  11.76      22,037          0.22       1.25  - 1.80    10.04  -  10.65
            2004               2,389      6.40 -  10.62      22,746          0.00       1.25  - 1.80     3.62  -   4.19
            2003               2,416      6.17 -  10.20      23,001          0.00       1.25  - 1.80    32.75  -  33.48
            2002               2,015      4.65 -   7.64      15,293          0.04       1.25  - 1.80   -34.19  - -33.83
      Alger Income &
         Growth
            2006               1,517      7.79 -  13.67      17,599          1.25       1.25  - 1.80     7.36  -   7.96
            2005               1,910      7.25 -  12.67      21,089          1.08       1.25  - 1.80     1.60  -   2.16
            2004               2,214      7.14 -  12.40      24,441          0.55       1.25  - 1.80     5.92  -   6.51
            2003               2,447      6.74 -  11.64      26,121          0.29       1.25  - 1.80    27.53  -  28.23
            2002               2,331      5.28 -   9.08      20,204          0.67       1.25  - 1.80   -32.33  - -31.96
      Alger Leveraged AllCap
            2006               1,667      7.62 -  17.15      19,984          0.00       1.25  - 1.80    17.14  -  17.79
            2005               1,732      6.51 -  14.56      18,242          0.00       1.25  - 1.80    12.41  -  13.03
            2004               1,931      5.79 -  12.88      18,677          0.00       1.25  - 1.80     6.26  -   6.84
            2003               1,850      5.45 -  12.06      18,049          0.00       1.25  - 1.80    32.32  -  33.05
            2002               1,543      4.12 -   9.06      12,637          0.01       1.25  - 1.80   -35.09  - -34.73
      Alger MidCap Growth
            2006               2,206     11.28 -  20.10      34,151          0.00       1.25  - 1.80     8.18  -   8.78
            2005               2,641     10.42 -  18.48      38,590          0.00       1.25  - 1.80     7.87  -   8.46
            2004               2,634      9.66 -  17.04      35,746          0.00       1.25  - 1.80    11.03  -  11.64
            2003               2,484      8.70 -  15.26      31,408          0.00       1.25  - 1.80    45.16  -  45.96
            2002               1,575      6.00 -  10.46      15,074          0.00       1.25  - 1.80   -30.80  - -30.42

(d)  On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II
(aj) For the period beginning February 2, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                        For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                              Units     Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in The Alger
   American Fund
   Sub-Accounts (continued):
      Alger Small
         Capitalization
         2006                  1,482    $ 7.84 - $12.94      $16,243         0.00%      1.25% - 1.80%    17.88% -  18.53%
         2005                  1,712      6.65 -  10.91       16,121         0.00       1.25  - 1.80     14.80  -  15.43
         2004                  1,788      5.79 -   9.45       14,871         0.00       1.25  - 1.80     14.49  -  15.12
         2003                  1,739      5.06 -   8.21       12,925         0.00       1.25  - 1.80     39.81  -  40.58
         2002                  1,232      3.62 -   5.84        6,750         0.00       1.25  - 1.80    -27.54  - -27.14

Investments in The Alger
   American Fund (Series -S)
   Sub-Accounts:
      Alger Growth
         (Series-S)
         2006                  1,160     11.15 -  11.52       14,604         0.00       1.35  - 2.45      2.34  -   3.49
         2005                  1,161     10.90 -  11.13       14,221         0.12       1.35  - 2.45      8.99  -  10.21
         2004                    807     10.00 -  12.83        9,296         0.00       1.35  - 2.45      0.00  -   3.82
         2003 (ak)               138     12.29 -  12.36        1,699         0.00       1.35  - 2.15     22.94  -  23.61
      Alger Leveraged AllCap
         (Series-S)
         2006                    400     13.13 -  13.51        5,365         0.00       1.35  - 2.30     16.23  -  17.36
         2005                    256     11.30 -  11.51        2,936         0.00       1.35  - 2.30     11.54  -  12.62
         2004 (aj)                87     10.13 -  10.22          889         0.00       1.35  - 2.30      1.30  -   2.19
      Alger MidCap Growth
         (Series-S)
         2006                  1,173     12.11 -  12.45       14,499         0.00       1.35  - 2.30      7.36  -   8.41
         2005                    907     11.27 -  11.48       10,371         0.00       1.35  - 2.30      7.03  -   8.07
         2004 (aj)               415     10.53 -  10.63        4,401         0.00       1.35  - 2.30      5.35  -   6.28

Investments in the DWS
   Variable Insurance
      Trust Funds
      Sub-Accounts: (f)
      DWS VIP Equity 500
         Index B (g)
         2006                    282     15.05 -  15.45        4,333         0.91       1.35  - 2.05     12.89  -  13.69
         2005                    281     13.33 -  13.59        3,799         1.36       1.35  - 2.05      2.28  -   3.01
         2004                    272     13.03 -  13.19        3,580         0.98       1.35  - 2.05      8.06  -   8.83
         2003 (ak)               110     12.06 -  12.12        1,333         0.00       1.35  - 2.05     20.61  -  21.19

(f)  Previously known as Scudder Variable Insurance Trust Sub-Account
(g)  Previously known as Equity 500 Index (Class B)
(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(ak) For the period beginning May 1, 2003 and ended December 31, 2003

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--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                        At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the DWS
   Variable Insurance Trust
   Sub-Accounts
   (continued): (f)
      DWS VIP Small Cap
         Index B (j)
         2006                     81    $18.57 - $19.06      $ 1,544        0.36%       1.35% - 2.05%    14.79% -  15.61%
         2005                     81     16.18 -  16.49        1,333        0.44        1.35  - 2.05      2.59  -   1.87
         2004                     79     15.88 -  16.07        1,264        0.22        1.35  - 2.05     15.89  -  58.81
         2003 (ak)                54     13.81 -  13.87          753        0.00        1.35  - 1.95     38.11  -  38.67

Investments in the DWS
   Series I Sub-Accounts: (h)
      DWS VIP Bond A (k)
         2006                  1,072     12.90 -  13.67       14,708        3.83        1.25  - 1.80      2.85  -   3.42
         2005                  1,327     12.54 -  13.22       17,730        3.74        1.25  - 1.80      0.78  -   1.33
         2004                  1,509     12.45 -  13.05       20,076        4.13        1.25  - 1.80      3.50  -   4.07
         2003                  1,611     12.03 -  12.54       20,921        4.34        1.25  - 1.80      3.19  -   3.76
         2002                  1,612     11.65 -  12.08       20,534        5.64        1.25  - 1.80      5.74  -   6.32
      DWS VIP Global
         Oportunities (l)
         2006                    855     13.12 -  24.54       15,664        1.04        1.25  - 1.80     19.91  -  20.57
         2005                    909     10.94 -  20.36       14,079        0.55        1.25  - 1.80     16.09  -  16.72
         2004                    736      9.43 -  17.44       10,063        0.24        1.25  - 1.80     21.15  -  21.81
         2003                    641      7.78 -  14.32        7,673        0.06        1.25  - 1.80     46.43  -  47.24
         2002                    369      5.31 -   9.72        3,268        0.00        1.25  - 1.80    -21.32  - -20.88
      DWS VIP Growth
         and Income (m)
         2006                    299      9.87 -  11.34        3,222        0.97        1.25  - 1.80     11.61  -  12.22
         2005                    366      8.85 -  10.11        3,539        1.28        1.25  - 1.80      4.18  -   4.75
         2004                    426      8.49 -   9.65        3,943        0.81        1.25  - 1.80      8.20  -   8.79
         2003                    449      7.85 -   8.87        3,859        0.93        1.25  - 1.80     24.48  -  25.17
         2002                    388      6.31 -   7.09        2,704        1.03        1.25  - 1.80    -24.50  - -24.08

(f)  Previously known as Scudder Variable Insurance Trust Sub-Account
(h)  Previously known as Scudder Variable Series I Sub-Account
(j)  Previously known as Small Cap Index (Class B)
(k)  Previously known as Bond
(l)  Previously known as Global Discovery
(m)  Previously known as Growth & Income
(ak) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                        At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the DWS
   Series I Sub-Accounts
   (continued): (h)
      DWS VIP International (n)
         2006                    569    $ 9.61 - $13.97      $ 6,680         1.74%      1.25% - 1.80%    23.67% -  24.35%
         2005                    490      7.77 -  11.23        4,671         1.61       1.25  - 1.80     14.10  -  14.73
         2004                    480      6.81 -   9.79        4,039         1.27       1.25  - 1.80     14.45  -  15.08
         2003                    459      5.95 -   8.51        3,444         1.01       1.25  - 1.80     25.47  -  26.17
         2002                    296      4.74 -   6.74        1,895         0.70       1.25  - 1.80    -19.82  - -19.38

Investments in the DWS
   Variable Series II
   Sub-Account: (i)
      DWS VIP Balanced A (o)
         2006                  1,216     11.44 -  11.54       13,998         2.56       1.25  - 1.80      8.28  -   8.88
         2005 (aa) (ab)        1,517     10.56 -  10.60       16,065         0.00       1.25  - 1.80      5.62  -   6.02

Investments in the Federated
   Insurance Series
   Sub-Accounts:
      Federated Capital
         Income Fund II
         2006                    676      8.78 -   9.98        7,411         5.78       1.25  - 1.80     13.58  -  14.21
         2005                    769      7.73 -   8.74        7,537         5.48       1.25  - 1.80      4.39  -   4.97
         2004                    955      7.40 -   8.32        9,163         4.42       1.25  - 1.80      7.96  -   8.56
         2003                  1,008      6.86 -   7.67        9,113         5.98       1.25  - 1.80     18.52  -  19.17
         2002                  1,107      5.78 -   6.43        8,710         5.48       1.25  - 1.80    -25.31  - -24.89
      Federated Fund for
         U.S. Government
         Securities II
         2006                  2,044     12.52 -  13.48       27,755         4.43       1.25  - 1.80      2.29  -   2.85
         2005                  2,656     12.24 -  13.10       35,338         4.27       1.25  - 1.80      0.21  -   0.76
         2004                  3,350     12.22 -  13.01       44,723         4.61       1.25  - 1.80      1.76  -   2.32
         2003                  4,333     12.01 -  12.71       57,279         4.42       1.25  - 1.80      0.54  -   1.09
         2002                  6,221     11.94 -  12.57       82,676         3.11       1.25  - 1.80      7.10  -   7.69

(h)  Previously known as Scudder Variable Series I Sub-Account
(i)  Previously known as Scudder Variable Series II Sub-Account
(n)  Previously known as International
(o)  Previously known as Total Return
(aa) For the period beginning April 29, 2005 and ended December 31, 2005
(ab) On April 29, 2005, Balanced merged into Total Return

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--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Federated
   Insurance Series
   Sub-Accounts (continued):
      Federated High Income
         Bond Fund II
         2006                  1,914    $13.03 - $13.09      $26,267         8.51%      1.25% - 1.80%     8.83% -   9.43%
         2005                  2,157     11.96 -  11.97       27,425         8.43       1.25  - 1.80      0.83  -   1.38
         2004                  2,572     11.80 -  11.87       32,896         7.10       1.25  - 1.80      8.49  -   9.09
         2003                  2,278     10.81 -  10.94       27,544         7.13       1.25  - 1.80     20.04  -  20.70
         2002                  1,595      8.96 -   9.11       17,044        11.73       1.25  - 1.80     -0.42  -   0.13

Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts:
      VIP Asset Manager
         2006                  1,018     10.47 -  12.69       14,251         2.88       1.25  - 1.80      5.41  -   5.99
         2005                  1,285      9.93 -  11.97       17,045         2.73       1.25  - 1.80      2.19  -   2.76
         2004                  1,455      9.72 -  11.65       19,256         2.71       1.25  - 1.80      3.59  -   4.16
         2003                  1,378      9.38 -  11.19       18,163         3.49       1.25  - 1.80     15.87  -  16.51
         2002                  1,365      8.09 -   9.60       16,044         4.06       1.25  - 1.80    -10.36  -  -9.86
      VIP Contrafund
         2006                  5,056     12.98 -  18.55       90,482         1.28       1.25  - 1.80      9.73  -  10.33
         2005                  5,650     11.83 -  16.81       93,940         0.28       1.25  - 1.80     14.86  -  15.49
         2004                  5,563     10.30 -  14.55       82,371         0.32       1.25  - 1.80     13.42  -  14.04
         2003                  5,122      9.08 -  12.76       69,173         0.41       1.25  - 1.80     26.17  -  26.87
         2002                  4,103      7.19 -  10.06       47,439         0.84       1.25  - 1.80    -10.97  - -10.48
      VIP Equity-Income
         2006                  3,284     14.47 -  16.50       66,863         3.26       1.25  - 1.80     18.06  -  18.70
         2005                  3,908     12.26 -  13.90       68,010         1.68       1.25  - 1.80      3.98  -   4.55
         2004                  4,609     11.79 -  13.29       78,276         1.54       1.25  - 1.80      9.54  -  10.14
         2003                  4,757     10.76 -  12.07       76,824         1.66       1.25  - 1.80     28.01  -  28.71
         2002                  4,571      8.41 -   9.38       60,366         1.84       1.25  - 1.80    -18.43  - -17.98
      VIP Growth
         2006                  3,053      6.73 -  11.50       37,182         0.41       1.25  - 1.80      4.95  -   5.53
         2005                  3,680      6.41 -  10.90       43,527         0.51       1.25  - 1.80      3.92  -   4.49
         2004                  4,353      6.17 -  10.43       50,937         0.27       1.25  - 1.80      1.53  -   2.09
         2003                  4,209      6.08 -  10.22       53,360         0.26       1.25  - 1.80     30.48  -  31.20
         2002                  3,992      4.66 -   7.79       42,976         0.26       1.25  - 1.80    -31.35  - -30.97
      VIP Index 500
         2006                  5,382      9.56 -  13.23       64,225         1.77       1.25  - 1.80     13.67  -  14.30
         2005                  6,386      8.41 -  11.58       67,773         1.81       1.25  - 1.80      2.96  -   3.53
         2004                  7,332      8.17 -  11.18       76,112         1.28       1.25  - 1.80      8.64  -   9.24
         2003                  7,054      7.52 -  10.24       68,654         1.32       1.25  - 1.80     26.12  -  26.81
         2002                  6,156      5.96 -   8.07       49,088         1.38       1.25  - 1.80    -23.64  - -23.22

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts (continued):
      VIP Money Market
         2006                  3,845    $10.75 - $12.02      $45,939         4.76%      1.25% - 1.80%     3.02% -   3.58%
         2005                  3,979     10.43 -  11.60       46,171         3.05       1.25  - 1.80      1.20  -   1.76
         2004                  4,252     10.31 -  11.40       48,867         1.22       1.25  - 1.80     -0.60  -  -0.05
         2003                  5,698     10.37 -  11.41       66,354         1.02       1.25  - 1.80     -0.80  -  -0.26
         2002                  8,988     10.46 -  11.44      106,870         1.79       1.25  - 1.80     -0.12  -   0.43
      VIP Overseas
         2006                  1,693     10.91 -  15.77       25,209         0.86       1.25  - 1.80     15.98  -  16.62
         2005                  1,685      9.41 -  13.53       22,304         0.61       1.25  - 1.80     16.93  -  17.57
         2004                  1,686      8.04 -  11.50       19,549         1.06       1.25  - 1.80     11.61  -  12.22
         2003                  1,355      7.21 -  10.25       14,775         0.69       1.25  - 1.80     40.81  -  41.59
         2002                  1,098      5.12 -   7.24        9,230         0.75       1.25  - 1.80    -21.70  - -21.27

Investments in the Fidelity
   Variable Insurance
   Products Fund
   (Service Class 2)
   Sub-Accounts:
      VIP Asset Manager
         (Service Class 2)
         2006                    566     10.70 -  11.06        6,207         2.34       1.35  - 2.45      4.52  -   5.69
         2005                    476     10.24 -  10.46        4,954         1.93       1.35  - 2.45      1.25  -   2.38
         2004 (aj)               270     10.11 -  10.22        2,756         0.00       1.35  - 2.45      1.13  -   2.17
      VIP Contrafund
         (Service Class 2)
         2006                  3,163     14.01 -  14.41       45,256         1.07       1.35  - 2.30      8.88  -   9.93
         2005                  1,984     12.87 -  13.11       25,877         0.06       1.35  - 2.30     13.97  -  15.08
         2004 (aj)               510     11.29 -  11.39        5,790         0.00       1.35  - 2.30     12.90  -  13.89
      VIP Equity-Income
         (Service Class 2)
         2006                  3,348     12.93 -  13.66       44,632         2.91       1.35  - 2.45     17.00  -  18.31
         2005                  2,630     11.05 -  11.54       29,743         1.22       1.35  - 2.45      2.99  -   4.15
         2004                  1,791     10.73 -  11.08       19,558         0.82       1.35  - 2.45      7.30  -   9.73
         2003                    679      9.91 -  10.10        6,825         1.26       1.35  - 2.15     27.24  -  28.27
         2002                    416      7.79 -   7.87        3,264         0.27       1.35  - 2.15    -22.14  - -18.27

(aj) For the period beginning February 2, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Fidelity
   Variable Insurance
   Products Fund
   (Service Class 2)
   Sub-Accounts (continued):
      VIP Growth
         (Service Class 2)
         2006                  1,587    $10.44 - $13.87      $19,082         0.16%      1.35% - 2.30%     4.13% -   5.14%
         2005                  1,633     10.02 -  13.19       19,097         0.25       1.35  - 2.30      3.08  -   4.08
         2004                  1,309      9.72 -  12.68       15,221         0.07       1.35  - 2.30     -2.77  -   1.73
         2003 (ak)               304     12.39 -  12.46        3,785         0.00       1.35  - 2.15     23.94  -  24.61
      VIP Index 500
         (Service Class 2)
         2006                  3,969     12.18 -  12.53       49,418         1.34       1.35  - 2.30     12.79  -  13.88
         2005                  3,054     10.80 -  11.00       33,451         0.95       1.35  - 2.30      2.16  -   3.15
         2004 (aj)             1,158     10.57 -  10.67       12,331         0.00       1.35  - 2.30      5.75  -   6.68
      VIP Investment
         Grade Bond
         (Service Class 2)
         2006                  4,751     10.26 -  10.55       52,012         3.47       1.35  - 2.30      1.75  -   2.73
         2005                  3,930     10.08 -  10.27       42,498         3.12       1.35  - 2.30     -0.44  -   0.52
         2004                  2,930     10.13 -  11.73       32,485         3.09       1.35  - 2.30      1.26  -   2.78
         2003                  1,647     11.19 -  11.41       18,454         2.66       1.35  - 2.15      2.69  -   3.53
         2002                    698     10.90 -  11.02        7,601         0.59       1.35  - 2.15      8.61  -   8.98
      VIP Money Market
         (Service Class 2)
         2006                  5,497     10.09 -  10.43       56,927         4.84       1.35  - 2.45      2.07  -   3.21
         2005                  3,564      9.89 -  10.10       35,844         2.86       1.35  - 2.45      0.27  -   1.39
         2004 (aj)             1,523      9.86 -   9.97       15,140         0.77       1.35  - 2.45     -1.36  -  -0.35
      VIP Overseas
         (Service Class 2)
         2006                  2,713     14.41 -  14.88       40,588         0.50       1.35  - 2.45     14.90  -  16.19
         2005                  1,374     12.54 -  13.57       17,935         0.33       1.35  - 2.45     15.88  -  17.18
         2004                    677     10.82 -  11.58        7,703         0.48       1.35  - 2.45      8.20  -  11.78
         2003                    172     10.21 -  10.36        1,812         0.15       1.35  - 1.95     40.25  -  41.11
         2002                     30      7.28 -   7.34          222         0.07       1.35  - 1.95    -27.22  - -21.53

(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(ak) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Accounts:
      VIT International
         Equity
         2006                    425    $12.92 - $13.11      $ 5,542        1.58%       1.40% - 1.60%    20.17% -  20.41%
         2005                    466     10.75 -  10.89        5,059        0.33        1.40  - 1.60     11.90  -  12.13
         2004                    435      9.61 -   9.71        4,204        1.13        1.40  - 1.60     11.68  -  11.91
         2003                    423      8.61 -   8.68        3,661        4.07        1.40  - 1.60     33.34  -  33.61
         2002                    370      6.45 -   6.49        2,395        1.13        1.40  - 1.60    -19.63  - -19.47
      VIT Structured Small
         Cap Equity Fund (p)
         2006                    206     19.93 -  20.22        4,138        0.63        1.40  - 1.60     10.49  -  10.71
         2005                    235     18.04 -  18.26        4,280        0.20        1.40  - 1.60      4.39  -   4.60
         2004                    335     17.28 -  17.46        5,828        0.20        1.40  - 1.60     14.48  -  14.71
         2003                    308     15.10 -  15.22        4,670        0.29        1.40  - 1.60     43.69  -  43.98
         2002                    187     10.51 -  10.57        1,969        0.30        1.40  - 1.60    -16.32  - -16.15

Investments in the
   J.P. Morgan Series
   Trust II Sub-Account:
      Small Company
         2006                    264     16.45 -  16.69        4,395        0.00        1.40  - 1.60     13.19  -  13.41
         2005                    344     14.54 -  14.72        5,036        0.00        1.40  - 1.60      1.78  -   1.98
         2004                    412     14.28 -  14.43        5,923        0.00        1.40  - 1.60     25.15  -  25.40
         2003                    350     11.41 -  11.51        4,022        0.00        1.40  - 1.60     33.82  -  34.09
         2002                    313      8.53 -   8.58        2,678        0.19        1.40  - 1.60    -22.90  - -22.74

Investments in the Janus
   Aspen Series
   Sub-Accounts:
      Balanced
         2006                  3,149     11.39 -  17.28       56,236        2.05        1.25  - 1.80      8.75  -   9.35
         2005                  3,776     10.47 -  15.81       63,190        2.17        1.25  - 1.80      6.03  -   6.61
         2004                  4,454      9.88 -  14.82       71,733        2.18        1.25  - 1.80      6.59  -   7.18
         2003                  4,922      9.27 -  13.83       75,826        2.19        1.25  - 1.80     12.02  -  12.63
         2002                  5,211      8.27 -  12.28       75,388        2.43        1.25  - 1.80     -8.11  -  -7.61
      Flexible Bond
         2006                  1,351     13.07 -  14.02       19,349        4.63        1.25  - 1.80      2.36  -   2.93
         2005                  1,632     12.77 -  13.62       23,311        5.35        1.25  - 1.80      0.19  -   0.74
         2004                  1,891     12.74 -  13.52       27,294        5.63        1.25  - 1.80      2.11  -   2.68
         2003                  2,081     12.48 -  13.17       29,735        5.03        1.25  - 1.80      4.50  -   5.07
         2002                  2,108     11.94 -  12.53       30,198        4.63        1.25  - 1.80      8.51  -   9.10

(p) Previously known as VIT CORE Small Cap Equity

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Janus
   Aspen Series
   Sub-Accounts (continued):
      Forty Porfolio
         2006                    517    $13.43 - $13.68      $ 7,041         0.34%      1.35% - 2.05%     7.11% -   7.87%
         2005                    540     12.53 -  12.68        6,835         0.21       1.35  - 2.05     10.54  -  11.33
         2004 (ah) (al)          506     11.34 -  11.39        5,759         0.47       1.35  - 2.05     13.39  -  13.93
      Large Cap Growth
         2006                  2,279      6.61 -  11.68       30,124         0.46       1.25  - 1.80      9.40  -  10.00
         2005                  2,815      6.04 -  10.61       34,630         0.31       1.25  - 1.80      2.43  -   3.00
         2004                  3,471      5.90 -  10.31       42,700         0.13       1.25  - 1.80      2.65  -   3.22
         2003                  4,186      5.75 -   9.98       52,040         0.09       1.25  - 1.80     29.38  -  30.10
         2002                  4,763      4.44 -   7.67       47,543         0.00       1.25  - 1.80    -27.82  - -27.42
      Mid Cap Growth
         2006                  1,861      5.42 -  15.50       27,114         0.00       1.25  - 1.80     11.59  -  12.20
         2005                  2,132      4.86 -  13.81       29,155         0.00       1.25  - 1.80     10.31  -  10.92
         2004                  2,547      4.41 -  12.45       33,097         0.00       1.25  - 1.80     18.59  -  19.25
         2003                  2,551      3.71 -  10.44       29,458         0.00       1.25  - 1.80     32.69  -  33.43
         2002                  2,706      2.80 -   7.83       25,069         0.00       1.25  - 1.80    -29.22  - -28.83
      Worldwide Growth
         2006                  2,394      6.90 -  12.59       35,678         1.67       1.25  - 1.80     16.10  -  16.74
         2005                  3,021      5.95 -  10.79       39,276         1.27       1.25  - 1.80      3.98  -   4.55
         2004                  3,764      5.72 -  10.32       48,443         0.94       1.25  - 1.80      2.91  -   3.48
         2003                  4,528      5.56 -   9.97       58,867         1.05       1.25  - 1.80     21.78  -  22.45
         2002                  5,370      4.56 -   8.14       60,043         0.84       1.25  - 1.80    -26.83  - -26.43

Investments in the Janus
   Aspen Series
   (Service Shares)
   Sub-Accounts:
      Balanced
         (Service Shares)
         2006                  1,013     11.95 -  12.29       12,371         2.16       1.35  - 2.30      7.88  -   8.93
         2005                    701     11.08 -  11.28        7,877         2.46       1.35  - 2.30      5.19  -   6.21
         2004 (aj)               266     10.53 -  10.62        2,824         3.14       1.35  - 2.30      5.32  -   6.25
      Foreign Stock
         (Service Shares)
         2006                    947     13.43 -  14.60       13,592         1.60       1.25  - 2.30     15.35  -  16.60
         2005                    905     11.64 -  12.53       11,289         0.87       1.25  - 2.30      3.80  -   4.92
         2004                    775     11.22 -  11.94        9,329         0.32       1.25  - 2.30     12.18  -  16.75
         2003                    365     10.23 -  11.82        3,877         0.56       1.25  - 2.05     30.66  -  31.73
         2002                    309      7.76 -   9.05        2,448         0.66       1.25  - 2.05    -22.38  -  -9.54

(ah) For the period beginning April 30, 2004 and ended December 31, 2004
(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(al) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Janus
   Aspen Series
   (Service Shares)
   Sub-Accounts (continued):
      Forty Portfolio
         (Service Shares)
         2006                    454    $13.35 - $13.74      $ 6,207         0.17%      1.35% - 2.30%     6.61% -   7.65%
         2005                    294     12.53 -  12.76        3,728         0.01       1.35  - 2.30      9.98  -  11.04
         2004 (aj)                80     11.39 -  11.49          920         0.05       1.35  - 2.30     13.90  -  14.91
      INTECH Risk-Managed
         Core Portfolio (q)
         2006                    513     13.18 -  13.56        6,913         0.13       1.35  - 2.30      8.23  -   9.28
         2005                    428     12.18 -  12.41        5,282         9.13       1.35  - 2.30      8.37  -   9.42
         2004 (aj)               140     11.24 -  11.34        1,582         0.52       1.35  - 2.30     12.39  -  13.39
      Mid Cap Value
         (Service Shares)
         2006                  1,864     13.54 -  13.92       25,797         2.94       1.35  - 2.30     12.43  -  13.52
         2005                  1,278     12.04 -  12.27       15,611         5.90       1.35  - 2.30      7.48  -   8.52
         2004 (aj)               339     11.20 -  11.30        3,825         0.90       1.35  - 2.30     12.04  -  13.03
      Small Company Value
         (Service Shares)
         2006                    552     12.98 -  13.19        7,256         0.00       1.35  - 2.30     20.23  -  29.82
         2005 (aa)               189     10.91 -  10.97        2,067         0.00       1.35  - 2.20      9.10  -   9.74
      Worldwide Growth
         (Service Shares)
         2006                    279     10.36 -  10.76        3,141         1.56       1.35  - 2.05     15.53  -  16.35
         2005                    295      8.97 -   9.25        2,852         1.17       1.35  - 2.05      3.41  -   4.15
         2004                    305      8.67 -   8.88        2,827         0.94       1.35  - 2.05      2.38  -   3.12
         2003                    296      8.47 -   8.61        2,626         0.81       1.35  - 2.05     21.15  -  22.01
         2002                    220      6.99 -   7.06        1,572         0.86       1.35  - 2.05    -30.09  - -26.71

Investments in the Lazard
   Retirement Series, Inc.
   Sub-Accounts:
      Emering Markets
         2006                    416     32.11 -  33.36       12,546         0.49       1.35  - 2.05     27.29  -  28.20
         2005                    465     25.22 -  26.02       10,945         0.31       1.35  - 2.05     37.90  -  38.88
         2004                    347     18.29 -  18.74        5,879         0.64       1.35  - 2.05     27.91  -  28.83
         2003                    234     14.30 -  14.54        3,075         0.04       1.35  - 2.05     49.81  -  50.88
         2002                    143      9.55 -   9.64        1,237         0.74       1.35  - 2.05     -4.55  -  -3.61

(q)  Previously known as Risk-Managed Core (Service Shares)
(aa) For the period beginning April 29, 2005 and ended December 31, 2005
(aj) For the period beginning February 2, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------   ------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value   Net Assets     Investment      Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   ----------------
Investments in the Lazard
   Retirement Series, Inc.
   Sub-Accounts (continued):
      International Equity
         2006                    231    $12.34 - $12.52      $ 2,871        1.05%       1.40% - 1.60%   20.59% -  20.83%
         2005                    221     10.23 -  10.36        2,281        0.90        1.40  - 1.60     8.90  -   9.11
         2004                    234      9.40 -   9.49        2,213        0.52        1.40  - 1.60    13.16  -  13.38
         2003                    231      8.30 -   8.37        1,931        0.28        1.40  - 1.60    26.49  -  26.74
         2002                    236      6.57 -   6.61        1,557        0.09        1.40  - 1.60   -12.13  - -11.95

Investments in the Legg
   Mason Partners Variable
   Portfolios I, Inc
   Sub-Accounts: (r)
      Legg Mason Variable
         All Cap Portfolio I (t)
         2006                    656     12.01 -  12.55       10,497        1.22        1.35  - 2.15    15.58  -  16.52
         2005                    863     10.39 -  10.77       11,681        0.83        1.35  - 2.15     1.82  -   2.65
         2004                    930     10.21 -  10.49       12,327        0.56        1.35  - 2.15     5.98  -   6.85
         2003                    861      9.63 -   9.82       10,749        0.27        1.35  - 2.15    -3.69  -  37.16
         2002                    673      7.09 -   7.16        6,170        0.54        1.35  - 2.05   -29.11  - -26.07
      Legg Mason Variable
         Investors
         Portfolio I (w)
         2006                  1,169     13.13 -  13.46       15,626        1.60        1.25  - 2.15    15.72  -  16.79
         2005                  1,250     11.35 -  11.53       14,351        1.14        1.25  - 2.15     4.24  -   5.22
         2004 (ah) (am)        1,376     10.89 -  10.95       15,049        2.81        1.25  - 2.15     8.87  -   9.54

Investments in the Legg
   Mason Partners Variable
   Portfolios I, Inc
   Sub-Accounts: (s)
      Legg Mason Variable
         All Cap Portfolio II (u)
         2006                    217     11.94 -  12.28        2,641        1.23        1.35  - 2.30    15.17  -  16.29
         2005                    156     10.37 -  10.56        1,642        0.79        1.35  - 2.30     1.34  -   2.32
         2004 (aj)                82     10.23 -  10.32          845        0.34        1.35  - 2.30     2.34  -   3.24

(r)  Previously known as Salomon Brothers Variable Series Funds, Inc Sub-Account
(s)  Previously known as Salomon Brothers Variable Series Funds, Inc (Class II) Sub-Account
(t)  Previously known as All Cap
(u)  Previously known as All Cap (Class II)
(w)  Previously known as Investors
(ah) For the period beginning April 30, 2004 and ended December 31, 2004
(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(am) On April 30, 2004, LSA Value Equity merged into Investors

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------   ------------------------------------------------
                                         Accumulation
                               Units     Unit Fair Value   Net Assets     Investment       Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   --------------   -------------   -----------------
Investments in the Legg
   Mason Partners Variable
   Portfolios I, Inc
   Sub-Accounts
   (continued): (s)
      Legg Mason Variable
         Global High Yield
         Bond II (v)
         2006                  2,617    $11.75 - $12.09     $31,430          6.63%       1.35% - 2.30%     7.81% -   8.86%
         2005                  1,814     10.90 -  11.10      20,052          8.28        1.35  - 2.30      1.17  -   2.15
         2004 (aj)               656     10.78 -  10.87       7,115         11.18        1.35  - 2.30      7.76  -   8.71
      Legg Mason Variable
         Investors Portfolio II (x)
         2006                    230     12.30 -  12.65       2,897          1.03        1.35  - 2.30     15.05  -  16.17
         2005                    209     10.69 -  10.89       2,269          0.85        1.35  - 2.30      3.51  -   4.51
         2004 (aj)               106     10.33 -  10.42       1,107          1.72        1.35    2.30      3.30  -   4.21

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
      LSA Aggressive Growth
         2004 (an)                         N/A -    N/A          --          0.00        1.35  - 2.05       N/A  -    N/A
         2003                    246      8.54 -   8.69       2,279          0.00        1.35  - 2.05     35.85  -  36.82
         2002                     75      6.29 -   6.35         491          0.00        1.35  - 2.05    -37.14  - -32.52
      LSA Balanced
         2004 (ao)                --       N/A -    N/A          --          0.28        1.25  - 2.15       N/A  -    N/A
         2003                  1,931      9.71 -  11.07      21,256          1.50        1.25  - 2.15     26.45  -  27.62
         2002                  1,062      7.68 -   8.68       9,209          1.09        1.25  - 2.15    -23.19  - -13.22
      LSA Basic Value
         2004 (ai)                --       N/A -    N/A          --          0.00        1.25  - 2.05       N/A  -    N/A
         2003                  1,789      9.60 -  10.07      17,755          0.00        1.25  - 2.05     30.69  -  31.77
         2002                    707      7.34 -   7.65       5,296          0.00        1.25  - 2.05    -23.55  - -23.31
      LSA Blue Chip
         2004 (ap)                --       N/A -    N/A          --          0.00        1.35  - 2.15       N/A  -    N/A
         2003                  1,055      8.61 -   8.78       9,686          0.03        1.35  - 2.15    -13.92  -  23.55
         2002                    373      7.04 -   7.10       2,687          0.00        1.35  - 1.95    -27.64  - -27.19

(s)  Previously known as Salomon Brothers Variable Series Funds, Inc (Class II) Sub-Account
(v)  Previously known as High Yield (Class II)
(x)  Previously known as Variable Investors (Class II)
(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(an) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ai) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(ao) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ap) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment        Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*       Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Capital
         Appreciation
         2004 (al)                --    $  N/A - $  N/A      $    --         0.00%      1.35% - 2.05%      N/A% -    N/A%
         2003                    423      8.92 -   9.08        4,000         0.00       1.35  - 2.05     27.67  -  28.58
         2002                    153      6.99 -   7.06        1,095         0.00       1.35  - 2.05    -30.10  - -29.62
      LSA Capital Growth
         2004 (aq)                --       N/A -    N/A           --         0.00       1.35  - 2.05       N/A  -    N/A
         2003                    799      8.66 -   8.81        6,820         0.23       1.35  - 2.05    -13.42  -  21.87
         2002                    657      7.16 -   7.23        4,599         0.04       1.35  - 1.95    -28.35  - -25.39
      LSA Disciplined Equity
         2003 (ar)                --      7.29 -   7.38           --         0.46       1.35  - 2.05      4.04  -   4.28
         2002                    653      7.00 -   7.07        4,357         0.58       1.35  - 2.05    -26.79  - -26.27
      LSA Diversified Mid Cap
         2004 (as)                --       N/A -    N/A           --         0.02       1.25  - 2.15       N/A  -    N/A
         2003                    858     10.22 -  10.23        8,814         0.10       1.25  - 2.15      2.32  -  31.15
         2002                    354      7.79 -   7.88        2,797         0.17       1.25  - 2.05    -22.09  - -21.15
      LSA Emerging Growth
         Equity
         2004 (at)                --       N/A -    N/A           --         0.00       1.25  - 2.05       N/A  -    N/A
         2003                  1,119      8.22 -   9.97       10,369         0.00       1.25  - 2.05    -17.79  -  45.11
         2002                    323      5.72 -   6.87        1,848         0.00       1.25  - 1.95    -42.80  - -31.32
      LSA Equity Growth
         2004 (au)                --       N/A -    N/A           --         0.00       1.35  - 2.05       N/A  -    N/A
         2003 (ar)             1,277      8.26 -   8.41       10,035         0.00       1.35  - 2.05    -17.36  -  21.81
         2002                    394      6.84 -   6.90        2,512         0.00       1.35  - 1.95    -31.57  - -30.76
      LSA Mid Cap Value
         2004 (av)                --       N/A -    N/A           --         0.08       1.25  - 2.05       N/A  -    N/A
         2003                  1,161     11.66 -  13.19       14,067         0.11       1.25  - 2.05     36.92  -  38.04
         2002                    605      8.45 -   9.64        5,354         0.40       1.25  - 2.05    -15.54  -  -3.64
      LSA Value Equity
         2004 (am)                --       N/A -    N/A           --         0.49       1.25  - 2.15       N/A  -    N/A
         2003                  1,139      9.33 -  10.20       12,431         1.71       1.25  - 2.15     -6.74  -  28.82
         2002                    746      7.32 -   7.92        6,520         0.00       1.25  - 2.05    -23.77  - -20.80

(al) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(am) On April 30, 2004, LSA Value Equity merged into Investors
(aq) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ar) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.
(as) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(at) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(au) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
(av) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                       For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts:
      MFS Emerging Growth
         2006                    735    $ 5.59 - $ 11.53     $ 6,444         0.00%      1.25% - 1.80%     5.97% -   6.56%
         2005                    843      5.27 -   10.82       7,070         0.00       1.25  - 1.80      7.25  -   7.84
         2004                    903      4.92 -   10.03       7,161         0.00       1.25  - 1.80     10.94  -  11.56
         2003                    902      4.43 -    9.00       6,686         0.00       1.25  - 1.80     27.91  -  28.61
         2002                    742      3.46 -    6.99       4,611         0.00       1.25  - 1.80    -34.94  - -34.58
      MFS Investors Trust
         2006                    518      9.68 -   11.82       5,677         0.50       1.25  - 1.80     10.98  -  11.59
         2005                    639      8.72 -   10.60       6,365         0.55       1.25  - 1.80      5.40  -   5.98
         2004                    712      8.28 -   10.00       6,741         0.62       1.25  - 1.80      9.37  -   9.97
         2003                    756      7.57 -    9.09       6,566         0.61       1.25  - 1.80     19.97  -  20.63
         2002                    669      6.31 -    7.54       4,924         0.56       1.25  - 1.80    -22.38  - -21.95
      MFS New Discovery
         2006                    984      8.87 -   19.24      11,950         0.00       1.25  - 1.80     11.20  -  11.81
         2005                  1,108      7.98 -   17.21      12,174         0.00       1.25  - 1.80      3.37  -   3.94
         2004                  1,275      7.71 -   16.56      13,851         0.00       1.25  - 1.80      4.62  -   5.20
         2003                  1,127      7.37 -   15.74      12,453         0.00       1.25  - 1.80     31.33  -  32.06
         2002                    700      5.61 -   11.92       6,737         0.00       1.25  - 1.80    -32.85  - -32.48
      MFS Research
         2006                    335      8.14 -   12.09       3,730         0.51       1.25  - 1.80      8.51  -   9.11
         2005                    381      7.50 -   11.09       3,910         0.51       1.25  - 1.80      5.88  -   6.46
         2004                    481      7.09 -   10.41       4,716         1.04       1.25  - 1.80     13.78  -  14.41
         2003                    497      6.23 -    9.10       4,296         0.64       1.25  - 1.80     22.48  -  23.16
         2002                    504      5.08 -    7.39       3,590         0.27       1.25  - 1.80    -25.89  - -25.48
      MFS Total Return
         2006                  2,240     14.24 -   16.26      34,778         2.36       1.25  - 1.80      9.90  -  10.51
         2005                  2,595     12.96 -   14.71      36,627         1.98       1.25  - 1.80      0.99  -   1.55
         2004                  2,556     12.83 -   14.49      35,647         1.64       1.25  - 1.80      9.34  -   9.94
         2003                  2,207     11.74 -   13.18      28,160         1.45       1.25  - 1.80     14.25  -  14.88
         2002                  1,475     10.27 -   11.47      16,502         1.88       1.25  - 1.80     -6.86  -  -6.35

Investments in the MFS
   Variable Insurance Trust
   (Service Class)
   Sub-Accounts:
      MFS High Income
         (Service Class)
         2006                    950     11.31 -   11.64      10,976         7.15       1.35  - 2.30      7.47  -   8.51
         2005                    818     10.53 -   10.72       8,733         6.45       1.35  - 2.30     -0.29  -   0.68
         2004 (aj)               431     10.56 -   10.65       4,584         0.73       1.35  - 2.30      5.58  -   6.52

(aj) For the period beginning February 2, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                       For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense             Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**           Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the MFS
   Variable Insurance Trust
   (Service Class)
   Sub-Accounts (continued):
      MFS Investor Growth
         Stock (Service Class)
         2006                  1,485    $11.08 - $11.40      $16,829         0.00%      1.35% - 2.30%     4.84% -   5.86%
         2005                    806     10.57 -  10.77        8,636         0.03       1.35  - 2.30      1.84  -   2.82
         2004 (aj)                68     10.38 -  10.47          715         0.00       1.35  - 2.30      3.79  -   4.71
      MFS Investors Trust
         (Service Class)
         2006                    232     12.34 -  12.69        2,917         0.25       1.35  - 2.30     10.11  -  11.18
         2005                    205     11.20 -  11.41        2,323         0.27       1.35  - 2.30      5.58  -  12.05
         2004 (aj)                88     10.72 -  10.81          953         0.04       1.35  - 2.25      7.20  -   8.10
      MFS New Discovery
         (Service Class)
         2006                    743     11.09 -  11.16        8,453         0.00       1.35  - 2.30     10.34  -  11.41
         2005                    758      9.95 -  10.12        7,756         0.00       1.35  - 2.30      2.62  -   3.62
         2004                    754      9.60 -   9.86        7,434         0.00       1.35  - 2.30     -1.43  -   4.78
         2003                    439      8.99 -   9.17        4,138         0.00       1.35  - 2.15    -10.10  -  31.63
         2002                    226      6.90 -   6.96        1,593         0.00       1.35  - 2.05    -32.72  - -31.05
      MFS Total Return
         (Service Class)
         2006                  1,774     11.63 -  12.02       21,178         2.16       1.35  - 2.45      8.90  -  10.12
         2005                  1,545     10.68 -  10.91       16,782         1.65       1.35  - 2.45      0.09  -   1.22
         2004 (aj)               667     10.67 -  10.78        7,176         0.09       1.35  - 2.45      6.74  -   7.83
      MFS Utilities
         (Service Class)
         2006                    448     16.60 -  17.34        8,829         1.66       1.35  - 2.15     28.15  -  29.20
         2005                    499     12.95 -  13.42        7,601         0.47       1.35  - 2.15     14.07  -  15.00
         2004                    360     11.36 -  11.67        4,785         1.23       1.35  - 2.15     27.06  -  28.09
         2003                    238      8.94 -   9.11        2,389         1.69       1.35  - 2.15    -10.63  -  33.74
         2002                    108      6.75 -   6.81          766         0.92       1.35  - 2.05    -32.53  - -23.94
      MFS Value
         (Service Class)
         2006                    611     13.57 -  13.95        8,470         0.77       1.35  - 2.30     17.74  -  18.88
         2005                    443     11.52 -  11.74        5,181         0.56       1.35  - 2.30      4.03  -   5.03
         2004 (aj)               154     11.08 -  11.17        1,715         0.04       1.35  - 2.30     10.77  -  11.75

(aj) For the period beginning February 2, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                      For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value   Net Assets     Investment       Expense             Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**           Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the
   Oppenheimer Variable
   Account Funds
   (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer Global
         Securities (SC)
         2006                  1,510    $14.43 - $14.84      $22,253         0.77%      1.35% - 2.30%    14.67% -  15.78%
         2005                  1,139     12.58 -  12.82       14,534         0.64       1.35  - 2.30     11.44  -  12.52
         2004 (aj)               525     11.29 -  11.39        5,968         0.00       1.35  - 2.30     12.91  -  13.90
      Oppenheimer Main
        Street Small Cap
         Growth (SC)
         2006                  4,454     13.48 -  16.14       66,491         0.02       1.25  - 2.30     12.03  -  13.24
         2005                  3,660     12.03 -  14.26       49,090         0.00       1.25  - 2.30      7.20  -   8.36
         2004                  2,781     11.22 -  13.16       35,809         0.00       1.25  - 2.30     12.24  -  17.70
         2003                  1,509     11.18 -  11.96       17,137         0.00       1.25  - 2.05     41.29  -  42.45
         2002                    544      7.85 -   8.46        4,398         0.00       1.25  - 2.05    -21.53  - -15.38
      Oppenheimer MidCap
         Fund (SC) (y)
         2006                    311     11.69 -  11.88        3,675         0.00       1.35  - 2.30      1.32  -  16.87
         2005 (aa)               107     11.65 -  11.72        1,248         0.00       1.35  - 2.20     16.55  -  17.23

Investments in the Panorama
   Series Fund, Inc.
   (Service Class ("SC"))
   Sub-Account:
      Oppenheimer
         International Growth
         2006                    252     15.57 -  16.27        4,129         0.34       1.35  - 2.15     26.48  -  27.51
         2005                    249     12.31 -  12.76        3,215         0.65       1.35  - 2.15     12.49  -  13.40
         2004                    216     10.95 -  11.25        2,457         1.29       1.35  - 2.15     14.63  -  15.57
         2003                    164      9.55 -   9.74        1,613         0.70       1.35  - 2.15     -4.51  -  43.57
         2002                     73      6.71 -   6.78          500         0.27       1.35  - 2.05    -32.85  - -25.53

Investments in the PIMCO
   Advisors Variable
   Insurance Trust
   Sub-Accounts:
      NFJ Small Cap Value
         2005 (ac)                --       N/A -    N/A           --         1.82       0.00  - 0.00       N/A  -    N/A
         2004 (aj)               214     11.79 -  11.89        2,543         1.84       1.35  - 2.30     17.88  -  18.92

(y)  Previously known as Oppenheimer Aggressive Growth (SC)
(aa) For the period beginning April 29, 2005 and ended December 31, 2005
(ac) For the period beginning January 1, 2005 and ended May 1, 2005
(aj) For the period beginning February 2, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the PIMCO
   Advisors Variable
   Insurance Trust
   Sub-Accounts (continued):
      OpCap Balanced
         2006                  2,336    $11.67 - $12.01      $27,851         0.82%      1.25% - 2.30%     8.26% -   9.43%
         2005                  2,523     10.78 -  10.97       27,559         0.30       1.25  - 2.30      0.38  -   1.47
         2004 (ah) (ao)        2,654     10.74 -  10.81       28,646         0.00       1.25  - 2.30      7.35  -   8.12
      OpCap Equity
         2006                    522     13.54 -  13.74        7,140         0.45       1.40  - 1.60     13.46  -  13.68
         2005                    594     11.93 -  12.08        7,152         0.41       1.40  - 1.60      5.35  -   5.56
         2004                    581     11.33 -  11.45        6,631         0.86       1.40  - 1.60     10.15  -  10.37
         2003                    454     10.28 -  10.37        4,694         1.03       1.40  - 1.60     26.53  -  26.79
         2002                    311      8.13 -   8.18        2,538         0.70       1.40  - 1.60    -22.66  - -22.51
      OpCap Renaissance
         2006                    621     11.30 -  11.62        7,177         0.22       1.35  - 2.30      8.82  -   9.87
         2005                    588     10.38 -  10.58        6,197         0.00       1.35  - 2.30     -6.72  -  -5.81
         2004 (aj)               374     11.13 -  11.23        4,189         0.00       1.35  - 2.30     11.30  -  12.29
      OpCap Small Cap
         2006                  1,301     14.30 -  14.85       22,490         0.00       1.25  - 2.05     21.55  -  22.55
         2005                  1,436     11.67 -  12.16       20,259         0.00       1.25  - 2.15     -1.18  -  21.64
         2004                  1,677     11.81 -  12.47       23,929         0.04       1.25  - 2.05     15.47  -  16.42
         2003                  1,326     10.14 -  10.80       16,306         0.03       1.25  - 2.05     39.73  -  40.88
         2002                    522      7.20 -   7.73        4,951         0.04       1.25  - 2.05    -28.00  - -22.74
      PEA Science and
         Technology
         2005 (ac)                --       N/A -    N/A           --         0.00       0.00  - 0.00       N/A  -    N/A
         2004                  2,306      8.75 -  10.77       11,123         0.00       1.25  - 2.30    -12.45  -  -6.28
         2003                  2,464      7.54 -  11.49       14,360         0.00       1.25  - 2.15    -24.64  -  61.31
         2002                    296      4.73 -   7.13          793         0.00       1.25  - 1.95    -52.72  - -28.74

Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond
         2006                  2,578     10.56 -  11.66       29,149         3.36       1.25  - 2.30     (0.15) -   0.92
         2005                  2,410     10.57 -  11.55       27,569         2.39       1.25  - 2.30      2.74  -   3.85
         2004                  1,669     10.29 -  11.12       18,967         1.95       1.25  - 2.30      2.91  -   4.25
         2003                  1,300     10.67 -  10.72       14,430         2.87       1.25  - 2.05      0.16  -   0.99
         2002                    368     10.56 -  10.70        4,133         2.88       1.25  - 2.05      5.65  -   7.01

(ac) For the period beginning January 1, 2005 and ended May 1, 2005
(ah) For the period beginning April 30, 2004 and ended December 31, 2004
(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(ao) On April 30, 2004, LSA Balanced merged into OpCap Balanced

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts (continued):
      Money Market
         2006                  4,244    $10.13 - $10.40      $45,006        4.64%       1.35% - 2.30%     2.22% -   3.21%
         2005                  3,774      9.91 -  10.10       38,894        2.76        1.35  - 2.30      0.41  -   1.38
         2004                  3,041      9.87 -   9.94       31,127        0.94        1.35  - 2.30     -1.28  -  -0.48
         2003                  2,561      9.79 -   9.98       26,639        0.77        1.35  - 2.15     -2.08  -  -0.64
         2002                  2,446      9.95 -  10.05       25,842        1.50        1.35  - 2.05     -0.67  -   0.04
      PIMCO Real Return
         2006                  3,237     10.31 -  10.60       34,224        4.40        1.35  - 2.30     (1.60) -  (0.65)
         2005                  2,613     10.48 -  11.34       27,900        2.79        1.35  - 2.30     -0.26  -   0.71
         2004                  1,139     10.50 -  11.26       12,188        0.87        1.35  - 2.30      5.03  -   7.44
         2003 (ak)               121     10.42 -  10.48        1,262        0.36        1.35  - 2.15      4.25  -   4.82
      PIMCO Total Return
         2006                  9,414     10.31 -  11.77      109,937        4.37        1.25  - 2.45      1.32  -   2.57
         2005                  9,045     10.17 -  11.48      105,600        3.42        1.25  - 2.45     -0.06  -   1.17
         2004                  8,227     10.18 -  11.34       97,339        1.90        1.25  - 2.45      1.78  -   3.58
         2003                  6,667     10.95 -  11.10       77,950        2.94        1.25  - 2.15      2.78  -   3.73
         2002                  3,913     10.56 -  10.80       44,468        3.18        1.25  - 2.15      5.57  -   7.97
      StocksPLUS(R) Growth
         and Income
         Portfolio (z)
         2006                    662     11.43 -  11.60        7,629        4.73        1.40  - 1.60     13.08  -  13.31
         2005                    773     10.11 -  10.24        7,878        2.29        1.40  - 1.60      1.85  -   2.05
         2004                    818      9.93 -  10.03        8,166        1.77        1.40  - 1.60      9.05  -   9.27
         2003                    763      9.10 -   9.18        6,981        2.16        1.40  - 1.60     28.31  -  28.57
         2002                    498      7.09 -   7.14        3,544        3.05        1.40  - 1.60    -21.48  - -21.32

Investment in the Putnam
   Variable Trust
   Sub-Accounts:
      VT High Yield
         2006                    724     14.07 -  14.62       10,436        7.49        1.35  - 2.05      8.26  -   9.04
         2005                    720     13.00 -  13.41        9,526        7.92        1.35  - 2.05      0.99  -   1.71
         2004                    788     12.87 -  13.18       10,274        7.86        1.35  - 2.05      8.28  -   9.05
         2003                    542     11.89 -  12.09        6,502        6.23        1.35  - 2.05     23.95  -  24.83
         2002                    171      9.59 -   9.68        1,649        4.50        1.35  - 2.05     -4.11  -  -2.07
      VT International
         Growth and Income
         2006                    731     17.73 -  18.88       13,571        0.99        1.25  - 2.05     24.62  -  25.65
         2005                    551     14.23 -  15.03        8,170        0.84        1.25  - 2.05     11.77  -  12.69
         2004                    464     12.73 -  13.33        6,120        1.11        1.25  - 2.05     18.50  -  19.48
         2003                    359     10.74 -  11.16        3,957        1.09        1.25  - 2.05     35.02  -  36.14
         2002                    169      7.96 -   8.20        1,374        0.04        1.25  - 2.05    -20.44  - -18.02

(z)  Previously known as StocksPlus Growth and Income Portfolio
(ak) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investment in the Rydex
   Variable Trust
   Sub-Accounts:
      Rydex OTC
         2006                    380    $ 9.17 - $ 9.53      $ 2,555        0.00%       1.35% - 2.05%     3.61% -   4.35%
         2005                    419      8.81 -   9.13        2,766        0.00        1.35  - 2.15     -1.06  -  -0.25
         2004                    524      8.90 -   9.15        3,473        0.00        1.35  - 2.15      7.00  -   7.87
         2003                    529      8.32 -   8.48        3,121        0.00        1.35  - 2.15    -16.79  -  43.46
         2002                    236      5.86 -   5.91        1,008        0.00        1.35  - 1.95    -40.05  - -39.68
      Rydex Sector Rotation
         2006                    334     12.70 -  16.79        4,426        0.00        1.35  - 2.30      8.83  -   9.89
         2005                    199     11.67 -  15.28        2,426        0.00        1.35  - 2.30     11.10  -  12.18
         2004                     61     10.51 -  10.60          682        0.00        1.35  - 2.30      5.06  -   5.99
         2003 (ak)                 8     12.41 -  12.47           99        0.00        1.35  - 2.05     24.12  -  24.71

Investments in the Scudder
   Variable Insurance Trust
   (Class B) Sub-Accounts:
      EAFE Equity Index
         (Class B)
         2005 (ad)                --       N/A -    N/A           --        4.31        0.00  - 0.00       N/A  -    N/A
         2004                     22     15.25 -  15.43          342        2.98        1.35  - 2.05     17.18  -  52.51
         2003 (ak)                 3     13.13 -  13.17           38        0.00        1.35  - 1.80     31.30  -  31.70

Investments in the Scudder
   Variable Series I
   Sub-Accounts:
      Balanced
         2005 (ab)                --       N/A -    N/A           --        5.71        0.00  - 0.00       N/A  -    N/A
         2004                  1,454      8.99 -  11.59       19,407        1.77        1.25  - 1.80      4.58  -   5.16
         2003                  1,499      8.60 -  11.02       19,804        2.33        1.25  - 1.80     15.83  -  16.47
         2002                  1,493      7.42 -   9.47       17,979        2.87        1.25  - 1.80    -16.59  - -16.13

Investments in the STI
   Classic Variable Trust
   Sub-Accounts:
      STI Capital
         Appreciation
         2006                    205      8.88 -   9.77        1,924        0.31        1.25  - 1.80      8.86  -   9.45
         2005                    234      8.16 -   8.93        2,004        0.14        1.25  - 1.80     -2.66  -  -2.13
         2004                    259      8.38 -   9.12        2,277        0.20        1.25  - 1.80      4.85  -   5.43
         2003                    223      7.99 -   8.65        1,871        0.00        1.25  - 1.80     16.34  -  16.98
         2002                    168      6.87 -   7.40        1,219        0.00        1.25  - 1.80    -23.28  - -22.86

(ab) On April 29, 2005, Balanced merged into Total Return
(ad) For the period beginning January 1, 2005 and ended July 25, 2005
(ak) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the STI
   Classic Variable Trust
   Sub-Accounts (continued):
      STI International
         Equity
         2006                      9    $12.87 - $14.41      $   121        1.25%       1.25% - 1.80%    22.27% -  22.94%
         2005                      9     10.53 -  11.72          101        2.43        1.25  - 1.80     10.95  -  11.56
         2004                      9      9.49 -  10.51           92        1.54        1.25  - 1.80     17.22  -  17.86
         2003                     10      8.09 -   8.91           91        0.38        1.25  - 1.80     34.87  -  35.61
         2002                     34      6.00 -   6.57          226        0.00        1.25  - 1.80    -20.04  - -19.60
      STI Large Cap
         Value Equity
         2006                    426     12.94 -  15.55        5,822        1.37        1.25  - 1.80     20.28  -  20.95
         2005                    313     10.70 -  12.92        3,562        1.44        1.25  - 1.80      1.90  -   2.46
         2004                    533     10.44 -  12.68        5,826        1.38        1.25  - 1.80     13.24  -  13.86
         2003                    192      9.17 -  11.20        1,857        1.30        1.25  - 1.80     20.92  -  21.59
         2002                    241      7.54 -   9.26        1,864        1.07        1.25  - 1.80    -18.47  - -18.02

Investments in the Strong
   Opportunity Fund II, Inc.
   Sub-Account:
      Opportunity Fund II
         2005 (ae)                --       N/A -    N/A           --        0.00        0.00  - 0.00       N/A  -    N/A
         2004                  1,535     10.78 -  16.65       21,042        0.00        1.25  - 1.80     16.11  -  16.75
         2003                  1,351      9.28 -  14.26       16,545        0.08        1.25  - 1.80     34.57  -  35.31
         2002                  1,225      6.90 -  10.54       11,660        0.48        1.25  - 1.80    -28.13  - -27.73

Investments in the Strong
   Variable Insurance
   Funds, Inc. Sub-Accounts:
      Discovery Fund II
         2002 (aw)               --       N/A -    N/A           --        0.00        1.25  - 1.80       N/A  -    N/A
      Mid Cap Growth Fund II
         2005 (af)               --       N/A      N/A           --          --        0.00    0.00       N/A       N/A
         2004                 1,095      5.18 -  11.84        9,446        0.00        1.25  - 1.80     17.03  -  17.68
         2003                   966      4.43 -  10.06        7,403        0.00        1.25  - 1.80     31.82  -  32.55
         2002                   723      3.36 -   7.59        4,578        0.00        1.25  - 1.80    -38.66  - -38.32

(ae) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(af) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(aw) For the period beginning January 1, 2002 and ended May 16, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the T. Rowe
   Price Equity Series, Inc.
   Sub-Accounts:
      T. Rowe Price Equity
         Income
         2006                  2,389    $16.25 - $17.98      $41,230         1.51%      1.25% - 1.80%    16.85% -  17.50%
         2005                  2,832     13.91 -  15.31       41,729         1.58       1.25  - 1.80      2.07  -   2.63
         2004                  2,869     13.63 -  14.91       41,370         1.63       1.25% - 1.80     12.87  -  13.49
         2003                  2,216     12.07 -  13.14       28,311         1.57       1.25  - 1.80     23.26  -  23.94
         2002                  1,609      9.79 -  10.60       16,770         1.93       1.25  - 1.80    -14.67  - -14.20
      T. Rowe Price Mid-Cap
         Growth
         2006                  1,495     14.11 -  21.63       26,601         0.00       1.25  - 1.80      4.74  -   5.32
         2005                  1,842     13.48 -  20.53       31,758         0.00       1.25  - 1.80     12.70  -  13.32
         2004                  2,104     11.96 -  18.12       32,416         0.00       1.25  - 1.80     16.23  -  16.87
         2003                  1,994     10.29 -  15.51       26,891         0.00       1.25  - 1.80     35.92  -  36.67
         2002                  1,181      7.57 -  11.35       12,238         0.00       1.25  - 1.80    -22.66  - -22.23
      T. Rowe Price New
         America Growth
         2006                    524      8.58 -  10.89        5,238         0.05       1.25  - 1.80      5.42  -   6.00
         2005                    541      8.14 -  10.27        5,162         0.00       1.25  - 1.80      2.61  -   3.18
         2004                    469      7.93 -   9.95        4,315         0.06       1.25  - 1.80      8.91  -   9.51
         2003                    398      7.28 -   9.09        3,398         0.00       1.25  - 1.80     32.70  -  33.43
         2002                    410      5.49 -   6.81        2,661         0.00       1.25  - 1.80    -29.59  - -29.20

Investments in the T. Rowe
   Price Equity Series, Inc. - II
   Sub-Accounts:
      T. Rowe Price Blue
         Chip Growth II
         2006                  2,876     11.46 -  11.79       33,703         0.25       1.35  - 2.30      6.82  -   7.86
         2005                  1,632     10.73 -  10.93       17,761         0.16       1.35  - 2.30      3.22  -   4.22
         2004 (aj)               325     10.40 -  10.49        3,405         0.80       1.35  - 2.30      3.98  -   4.90
      T. Rowe Price Equity
         Income II
         2006                  4,684     12.87 -  13.30       61,899         1.44       1.35  - 2.45     15.75  -  17.05
         2005                  3,545     11.12 -  11.36       40,096         1.45       1.35  - 2.45      1.16  -   2.30
         2004 (aj)             1,161     10.99 -  11.11       12,863         1.25       1.35  - 2.45      9.93  -  11.06

(aj) For the period beginning February 2, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the T. Rowe
   Price International
   Series, Inc. Sub-Account:
      T. Rowe Price
         International Stock
         2006                       823    $10.01 - $13.93      $10,001        1.18%       1.25% - 1.80%    16.97% -  17.62%
         2005                       823      8.55 -  11.85        8,694        1.60        1.25  - 1.80     13.97  -  14.60
         2004                       783      7.51 -  10.34        7,284        1.26        1.25  - 1.80     11.74  -  12.36
         2003                       563      6.72 -   9.20        4,715        1.36        1.25  - 1.80     28.20  -  28.90
         2002                       376      5.24 -   7.14        2,549        0.72        1.25  - 1.80    -19.75  - -19.31

Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF
         Equity Growth
         2006                     2,216     12.37 -  12.64       27,891        0.00        1.35  - 2.15      1.87  -   2.70
         2005                     2,512     12.14 -  12.31       30,838        0.46        1.35  - 2.15     13.23  -  14.15
         2004 (ah) (ap) (aq) (au) 2,825     10.72 -  10.78       30,428        0.34        1.35  - 2.15      7.22  -   7.81
      Van Kampen UIF
         High Yield
         2006                       563     11.89 -  12.43        6,518        7.66        1.35  - 2.15      6.29  -   7.16
         2005                       694     11.19 -  11.60        7,535        7.88        1.35  - 2.15     -1.11  -  -0.30
         2004                       812     11.32 -  11.63        8,803        6.00        1.35  - 2.15      7.13  -   8.01
         2003                       559     10.56 -  10.77        5,631        0.00        1.35  - 2.15      5.62  -  24.01
         2002                       292      8.60 -   8.68        2,361       12.05        1.35  - 2.05    -14.01  -  -8.52
      Van Kampen UIF
         Mid Cap Growth
         2006                       610     12.32 -  12.50        7,587        0.00        1.40  - 1.60      7.54  -   7.76
         2005                       704     11.45 -  11.60        8,130        0.00        1.40  - 1.60     15.71  -  15.94
         2004                       719      9.90 -  10.00        7,161        0.00        1.40  - 1.60     19.67  -  19.91
         2003                       651      8.27 -   8.34        5,414        0.00        1.40  - 1.60     39.52  -  39.80
         2002                       438      5.93 -   5.97        2,605        0.00        1.40  - 1.60    -32.25  - -32.12

(ah) For the period beginning April 30, 2004 and ended December 31, 2004
(ap) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(aq) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(au) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                        For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF
         U.S. Mid Cap Value
         2006                  3,168    $14.62 - $14.98      $50,764         0.27%      1.25% - 2.15%    18.11% -  19.20%
         2005                  3,358     12.38 -  12.57       45,488         0.33       1.25  - 2.15      9.90  -  10.92
         2004 (as) (av)        3,402     11.26 -  11.33       41,777         0.04       1.25  - 2.15     12.63  -  13.33
         2003                    502     12.35 -  12.45        6,228         0.00       1.40  - 1.60     39.27  -  39.54
         2002                    453      8.87 -   8.92        4,037         0.00       1.40  - 1.60    -29.17  - -29.02

Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      Van Kampen UIF
         Equity Growth
         (Class II)
         2006                    335     11.80 -  12.11        4,029         0.00       1.35  - 2.25      1.48  -   2.41
         2005                    260     11.62 -  11.83        3,064         0.41       1.35  - 2.25     12.89  -  13.92
         2004 (aj)               108     10.30 -  10.38        1,121         0.04       1.35  - 2.25      2.97  -   3.83
      Van Kampen UIF U.S.
         Real Estate
         (Class II)
         2006                  2,559     19.55 -  20.11       51,817         0.95       1.35  - 2.30     34.51  -  35.82
         2005                  1,987     14.53 -  14.80       29,818         1.17       1.35  - 2.30     14.07  -  15.18
         2004                  1,023     12.74 -  17.16       13,559         0.77       1.35  - 2.30     27.40  -  34.24
         2003 (ak)                68     12.72 -  12.78          871         0.00       1.35  - 2.05     27.19  -  27.80

Investments in the Van Eck
   Worldwide Insurance Trust
   Sub-Accounts:
      Van Eck Worldwide
         Absolute Return
         2006                    217     10.22 -  10.51        2,268         0.00       1.35  - 2.30      6.16  -   7.19
         2005                    169      9.62 -   9.80        1,645         0.00       1.35  - 2.30     -2.10  -  -1.15
         2004 (aj)                91      9.83 -   9.92          898         0.00       1.35  - 2.30     -1.70  -  -0.83
      Van Eck Worldwide
         Emerging Markets
         2006                    590     21.09 -  21.69       12,698         0.37       1.35  - 2.30     36.29  -  37.61
         2005                    285     15.48 -  15.76        4,470         0.23       1.35  - 2.30     28.97  -  30.22
         2004 (aj)                53     12.00 -  12.11          637         0.00       1.35  - 2.30     20.00  -  21.06

(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(ak) For the period beginning May 1, 2003 and ended December 31, 2003
(as) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(av) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                        For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Van Eck
   Worldwide Insurance Trust
   Sub-Accounts (continued):
      Van Eck Worldwide
         Hard Assets
         2006                    650    $22.26 - $22.89      $14,770         0.06%      1.35% - 2.30%    21.64% -  22.82%
         2005                    453     18.30 -  18.64        8,392         0.11       1.35  - 2.30     48.20  -  49.63
         2004 (aj)                97     12.35 -  12.45        1,200         0.00       1.35  - 2.30     23.46  -  24.55

Investments in the Van
   Kampen Life Investment
   Trust (Class II)
   Sub-Accounts:
      LIT Aggressive Growth
         (Class II)
         2006                    847     12.26 -  12.69       10,652         0.00       1.25  - 2.30      2.52  -   3.62
         2005                    915     11.96 -  12.24       11,139         0.00       1.25  - 2.30      8.56  -   9.74
         2004 (aj) (an) (at)     897     11.01 -  11.16        9,985         0.00       1.25  - 2.30     10.14  -  11.56
      LIT Government
         (Class II)
         2006                    866     10.27 -  10.56        9,080         4.06       1.35  - 2.30      0.74  -   1.72
         2005                    750     10.19 -  10.38        7,748         3.18       1.35  - 2.30      0.91  -   1.88
         2004 (aj)               387     10.10 -  10.19        3,931         0.00       1.35  - 2.30      0.98  -   1.87
      LIT Growth and Income
         (Class II)
         2006                  5,569     13.35 -  14.40       77,589         0.94       1.25  - 2.30     13.31  -  14.54
         2005                  5,004     11.78 -  12.57       61,358         0.72       1.25  - 2.30      7.20  -   8.36
         2004                  3,503     10.99 -  11.60       40,040         0.58       1.25  - 2.30      9.86  -  12.70
         2003                  1,743     10.02 -  10.29       17,817         0.39       1.25  - 2.15      0.16  -  26.09
         2002                    588      8.04 -   8.16        4,773         0.20       1.25  - 1.95    -19.60  - -18.37

Investments in the Wells
   Fargo Variable Trust
   Sub-Accounts:
      Wells Fargo VT
         Advantage Discovery
         2006                    612     12.88 -  13.00        7,916         0.00       1.25  - 1.80     12.60  -  13.22
         2005 (af) (ag)          731     11.43 -  11.48        8,374         0.00       1.25  - 1.80     14.35  -  14.81

(af) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(ag) For the period beginning April 8, 2005 and ended December 31, 2005
(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(an) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(at) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Wells
   Fargo Variable Trust
   Sub-Accounts (continued):
      Wells Fargo VT
         Advantage
         Opportunity
         2006                  1,360    $12.12 - $12.24      $16,560         0.00%      1.25% - 1.80%    10.22% - 10.83%
         2005 (ae) (ag)        1,763     11.00 -  11.04       19,432         0.00       1.25  - 1.80      9.96  - 10.40

(ae) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(ag) For the period beginning April 8, 2005 and ended December 31, 2005

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

         None

The following financial statements, along with the accompanying Reports of Independent Registered Public Accounting Firm, are included in Part B of the Registration Statement:

     The financial statements (prepared on the GAAP basis of accounting) for Lincoln Benefit Life Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and related financial statement schedules.


     The financial statements (prepared on the GAAP basis of accounting) of the sub-accounts comprising the Separate Account as of December 31, 2006, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b) Exhibits



      (1)Resolution of the Board of Directors of Lincoln Benefit Life Company
         authorizing the establishment of the
         Lincoln Benefit Life Variable Annuity Account....................................................(2)

      (2) Custody Agreements ................................................................(not applicable)

      (3)  (a)  Principal Underwriting Agreement..................................................(4)

           (b)  Form of Selling Agreement.................................................................(5)

      (4)  Variable Annuity Contract......................................................................(2)

      (5)  Application for Contract.......................................................................(2)

      (6) Depositor--Corporate Documents

           (a)  Articles of Incorporation of Lincoln Benefit Life Company, as amended......................(1)

           (b)  By-Laws of Lincoln Benefit Life Company................................................... (1)

      (7) Reinsurance Contract......................................................................(2)

      (8) Participation Agreements:

           (a)  Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company.......................................................... (1)

           (b) Participation Agreement among Lincoln Benefit Life Company,
                Variable Insurance Products Fund and Fidelity Distributors Corporation.................... (1)

           (c) Participation Agreement among Lincoln Benefit Life Company,
                Variable Insurance Products Fund II and Fidelity Distributors Corporation................. (1)

           (d) (1) Participation Agreement among The Alger American Fund,
                      Lincoln Benefit Life Company and Fred Alger and Company, Incorporated............... (1)

                (2) Service Agreement between Fred Alger Management, Inc. and
                      Lincoln Benefit Life Company........................................................ (1)

           (e)  (1)  Participation Agreement between Scudder Variable Life
                      Investment Fund and Lincoln Benefit Life Company.................................... (1)

                (2) Reimbursement Agreement by and between Scudder,
                      Stevens & Clark, Inc. And Lincoln Benefit Life Company.............................. (1)

                (3)   Participating Contract and Policy Agreement between
                      Scudder Investor Services, Inc. and Lincoln Benefit
                      Financial Services.................................................................. (1)

           (f)  Form of Participation Agreement among Lincoln Benefit Life
                Company, Strong Variable Insurance Funds, Inc., Strong
                Opportunity Fund II, Inc., Strong Capital
                Management, Inc., and Strong Funds Distributors, Inc...................................... (1)

           (g)  Form of Participation Agreement among T. Rowe Price Equity
                Series, Inc., T. Rowe Price International Series, Inc., T. Rowe
                Price Investment Services, Inc., and Lincoln
                Benefit Life Company...................................................................... (1)

           (h)  Form of Participation Agreement among MFS Variable Insurance
                Trust, Lincoln Benefit Life Company, and
                Massachusetts Financial Services Company.................................................. (1)

           (i)  Form of Participation Agreement between Lincoln Benefit
                Life Company, Insurance Management Series and
                Federated Securities Corp................................................................. (1)

           (j)  Form of Participation Agreement between Lincoln Benefit
                Life Company, STI Classic Variable Trust and STI Capital Management....................... (5)

           (k) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company.......................................................... (8)

           (l)  Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust............................................................. (9)

           (m) Form of Participation Agreement among Oppenheimer Variable Account Funds,
                OppenheimerFunds, Inc., and Lincoln Benefit Life Company ................................. (8)

           (n) Form of Participation Agreement among PIMCO Variable Insurance Trust,
                Lincoln Benefit Life Company and PIMCO Funds Distributor LLC.............................. (6)

           (o) Form of Participation Agreement among Putnam Variable Trust,
                Putnam Retail Management, Inc., and Lincoln Benefit Life Company.......................... (8)

           (p)  Form of Participation Agreement among Van Kampen Investment
                Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                Inc.,
                and Lincoln Benefit Life Company.......................................................... (8)

           (q)  (1)   Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust.......................................................... (6)

           (q)  (2)   Amendment to Participation Agreement Among OCC Accumulation
                      Trust, OCC Distributors, and Lincoln Benefit Life Company........................... (7)

           (r) Form of Participation Agreement among Lincoln Benefit Life Company, The Universal
               Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP...............................(6)

         (s) Form of Participation Agreement between Salomon Brothers Variable Series Funds Inc., and Salomon Brothers Asset Management Inc.....................................................(6)

          (t) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM
              Distributors, Inc., and Lincoln Benefit Life Company ........................................(8)

         (u) Form of Participation Agreement among Wells Fargo Variable Trust, Wells Fargo
             Funds Distributor, LLC and Lincoln Benefit Life Company ..................................... (10)


(9)      Opinion and Consent of Counsel .................................................................. (3)

(10)     Consent of Independent Registered Public Accounting Firm (filed herewith)

(11)     Financial Statements Omitted from Item 23 (not applicable)

(12)     Initial Capitalization Agreement (not applicable)

(27)     Financial Data Schedules (not applicable)

(99)     (a) Powers of Attorney for Lawrence W. Dahl,  John C. Lounds, Samuel H. Pilch, John C. Pintozzi,
             Kevin R. Slawin, Steven C. Verney, Douglas B. Welch (11)

         (b) Power of Attorney for James E. Hohmann (filed herewith)


                            ------------------------

(1) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Pre-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed July 24, 1998.

(4) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed January 28, 1998.

(5) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed April 1, 1999

(6) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(7) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-61146) filed August 8, 2001

(9) Pre-effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(10) Post Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 8, 2005.

(11) Post Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 19, 2006.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.


NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          --------------------------------------------
James E. Hohmann                    Director, Chairman of the Board and Chief Executive Officer
Lawrence W. Dahl                    Director, President and Chief Operating Officer
Douglas F. Gaer                     Executive Vice President
John C. Lounds                      Director, Vice President
John C. Pintozzi                    Director, Sr. Vice President and Chief Financial Officer
Kevin R. Slawin                     Director, Vice President
Michael J. Velotta                  Director, Sr. Vice President, General Counsel and Secretary
Douglas B. Welch                    Director, Vice President
Samuel H. Pilch                     Group Vice President and Controller
Joseph Patrick Rath                 Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson                    Sr. Vice President and Chief Investment Officer
Dean M. Way                         Sr. Vice President and Actuary
Karen C. Gardner                    Vice President
Anson J. Glacy, Jr                  Vice President
John E. Smith                       Vice President
Steven C. Verney                    Treasurer
William F. Emmons                   Assistant Secretary
Errol Cramer                        Appointed Actuary
Karen Burckhardt                    Assistant Vice President
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Maria D. McNitt                     Assistant Vice President
Mary J. McGinn                      Assistant Secretary
Robert L. Park                      Assistant Vice President & Chief Compliance Officer
Mario Rizzo                         Assistant Treasurer
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Richard Zaharias                    Assistant Vice President
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Florian Palac                       Authorized Representative


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed February 22, 2007.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2007, the Registrant has 11,937 qualified contract owners and 5,291 non-qualified contract owners.

ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

         ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Policies. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

         Lincoln Benefit does not pay ALFS any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ALFS for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

         ALFS also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

        Allstate Financial Advisors Separate Account I
        Allstate Life Variable Life Separate Account A
        Allstate Life of New York Separate Account A
        Allstate Life of New York Variable Life Separate Account A Charter National Variable Annuity Account
        Intramerica Variable Annuity Account


     The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

         Name                               Position with Distributor
      ---------------------------           ------------------------------------------------
      James E. Hohmann                       Director & Chairman of the Board
      J. Eric Smith                          Director
      Michael J. Velotta                     Director and Secretary
      J. Eric Smith                          President and Chief Executive Officer
      Marian Goll                            Vice President, Treasurer, and Financial Operations Principal
      Joseph P. Rath                         Vice President, General Counsel, and Assistant Secretary
      Joanne M. Derrig                       Assistant Vice President and Chief Privacy Officer
      Maribel V. Gerstner                    Assistant Vice President and Chief Compliance Officer
      William F. Emmons                      Assistant Secretary
      Mary J. McGinn                         Assistant Secretary
      Mario Rizzo                            Assistant Treasurer
      Steven C. Verney                       Assistant Treasurer



    (b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



            (1)                          (2)                (3)                  (4)            (5)
                                Net Underwriting
     Name of Principal             Discounts and      Compensation           Brokerage
        Underwriter                 Commission        on Redemption          Commission      Compensation

          ALFS, Inc                       0                0                      0               0




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

The Principal Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


ITEM 31. MANAGEMENT SERVICES
None.


ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.




REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

     The Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 3, 2007.

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                        By: LINCOLN BENEFIT LIFE COMPANY
                   ------------------------------------------
                                   (DEPOSITOR)


                           * By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer



                          LINCOLN BENEFIT LIFE COMPANY
                                   (Depositor)


                            *By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities and on April 3, 2007.

(Signature)                                     (Title)


*/s/ Lawrence W. Dahl
-----------------------------------         President, Chief Operating Officer
 Lawrence W. Dahl                           & Director
                                            (Principal Executive Officer)



*/s/ Samuel H. Pilch
----------------------------------          Group Vice President & Controller
Samuel H. Pilch                             (Principal Accounting Officer)




*/s/ Steven C. Verney
---------------------------------           Treasurer
Steven C. Verney                            (Principal Financial Officer)



*/s/ John C. Lounds
--------------------------------            Director, Vice President
John C. Lounds



*/s/ Douglas B. Welch
--------------------------------            Director, Vice President
Douglas B. Welch



*/s/ John C. Pintozzi
--------------------------------            Director, Senior Vice President and
John C. Pintozzi                            Chief Financial Officer



*/s/ Kevin R. Slawin
--------------------------------            Director, Vice President
Kevin R. Slawin




*/s/ James E. Hohmann
--------------------------------            Director, Chairman of the Board
James E. Hohmann                            and Chief Executive Officer



/s/ Michael J. Velotta
---------------------------------           Director, Senior Vice President,
Michael J. Velotta                          General Counsel and Secretary


                                INDEX TO EXHIBITS
                                       FOR
                      POST-EFFECTIVE AMENDMENT ON FORM N-4
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO.                                                  SEQUENTIAL PAGE NO.
-----------                                                  -------------------

10       Consent of Independent Registered Public Accounting Firm

99 (b)   Power of Attorney for James E. Hohmann